                                                           OMB APPROVAL
                                                  OMB Number: 3235-0578
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06557

                                STI Classic Funds
               (Exact name of registrant as specified in charter)

      101 Federal Street Boston, MA                                      02110
(Address of principal executive offices)                              (Zip code)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/05

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CERTIFICATES OF DEPOSIT (11.0%)
BANKS (6.4%)
Credit Suisse First Boston (USA),
3.154%, 01/09/06 (b)                                         $ 50,000   $ 50,001
Regions Bank, 3.040%, 07/05/05                                 30,000     30,000
Regions Bank, 3.225%, 08/23/05 (b)                             35,000     35,000
Regions Bank, 3.690%, 05/25/06                                 35,000     35,000
Toronto Dominion Bank (The), 3.805%, 06/30/06                  30,000     30,001
                                                                        --------
                                                                         180,002
                                                                        --------

DIVERSIFIED FINANCIAL SERVICES (4.6%)
HBOS Treasury Services PLC, 3.675%, 06/02/06                   35,000     35,002
HBOS Treasury Services PLC, 3.755%, 06/26/06                   35,000     35,002
Morgan Stanley, 3.270%, 01/13/06 (b)                           60,000     59,999
                                                                        --------
                                                                         130,003
                                                                        --------
TOTAL CERTIFICATES OF DEPOSIT (COST $310,005)                            310,005
                                                                        --------

COMMERCIAL PAPERS (23.4%)
BANKS (12.1%)
Australia & New Zealand National
International, 3.126%, 07/18/05 (c)                            30,000     29,956
Australia & New Zealand National
International, 3.607%, 04/27/06 (c)                            65,000     63,115
Credit Suisse First Boston LLC,
3.207%, 08/10/05 (c)                                           50,000     49,823
DEPFA Bank PLC, 3.693%, 05/30/06 (c)                           30,000     29,012
PNC Bank N.A., 3.301%, 08/04/05 (c)                            40,000     39,876
Societe Generale, 3.217%, 08/10/05 (c)                        100,000     99,643
Spintab AB, 3.033%, 07/05/05 (c)                               25,000     24,992
                                                                        --------
                                                                         336,417
                                                                        --------

DIVERSIFIED FINANCIAL SERVICES (9.9%)
Ciesco LLC, 3.349%, 08/05/05 08/05/05 (c) (d)                  40,000     39,875
CIT Group, Inc., 3.106%, 07/14/05 (c)                          50,000     49,944
Greenwich Capital Holdings, Inc.,
3.071%, 09/01/05 (b)                                           50,000     50,000
Greenwich Capital Holdings, Inc.,
3.220%, 12/20/05 (b)                                           50,000     50,000
Liquid Funding Ltd., 3.183%, 08/05/05 (c) (d)                  45,000     44,862
National Rural Utilities Cooperative
Finance Corp., 3.333%, 08/10/05 (c)                            45,000     44,834
                                                                        --------
                                                                         279,515
                                                                        --------

RETAIL (1.4%)

Wal-mart Funding Corp., 3.339%, 08/22/05 (c)                    40,000    39,808
                                                                         -------
TOTAL COMMERCIAL PAPERS (COST $655,740)                                  655,740
                                                                         -------

CORPORATE BONDS (21.4%)
AUTO MANUFACTURERS (1.8%)
Toyota Motor Credit Corp, Ser B,
3.249%, 01/25/06 (b)                                            50,000    49,999
                                                                         -------

BANKS (5.0%)
American Express Centurion Bank,
3.220%, 09/20/05 (b)                                            30,000    30,000
PNC Bank NA, Ser BKNT, 3.210%, 03/21/06 (b)                     50,000    49,987
SouthTrust Bank NA, Ser BKNT,
3.350%, 12/14/05 (b)                                            25,000    24,998
Wells Fargo Bank NA, Ser BKNT,
3.090%, 02/06/06 (b)                                            35,000    35,000
                                                                         -------
                                                                         139,985
                                                                         -------

DIVERSIFIED FINANCIAL SERVICES (14.0%)
American Express Credit Corp., Ser B,
3.340%, 01/23/06 (b)                                            50,000    50,022
Beta Finance, Inc., 2.500%, 11/10/05 (d)                        25,000    25,000
Beta Finance, Inc., 3.200%, 03/07/06 (b) (d)                    35,000    34,998
BMW US Capital LLC, 4.149%, 06/07/06 (b)                        50,000    50,156
General Electric Capital Corp., Ser A,
3.410%, 02/03/06 (b)                                            35,000    35,049
Liberty Light US Capital, 3.200%, 01/17/06 (b) (d)              50,000    49,993
Liberty Light US Capital, 3.170%, 05/11/06 (b) (d)              50,000    49,994
Morgan Stanley, Ser 1, 3.340%, 08/15/05 (b)                     25,000    25,005
Sigma Finance, Inc., 2.355%, 09/13/05 (d)                       25,000    25,000
Sigma Finance, Inc., 3.210%, 01/18/06 (b) (d)                   50,000    49,994
                                                                         -------
                                                                         395,211
                                                                         -------

INVESTMENT COMPANIES (0.6%)
Dorada Finance, Inc., 3.197%, 09/15/05 (b) (d)                  18,000    18,000
                                                                         -------
TOTAL CORPORATE BONDS (COST $603,195)                                    603,195
                                                                         -------

DEMAND NOTES (2.5%)
DIVERSIFIED FINANCIAL SERVICES (1.6%)
Carmichael Properties LLC, 3.260%, 10/01/20 (b)                  2,930     2,930
Gasmor Corp., 3.240%, 02/01/31 (b)                               3,630     3,630
LP Pinewood SPV LLC, 3.340%, 02/01/18 (b)                       14,900    14,900
Morgan Stanley, 3.180%, 11/04/05 (b)                            25,000    25,000
                                                                         -------
                                                                          46,460
                                                                         -------

INVESTMENT COMPANIES (0.9%)
Dorada Finance, Inc., 2.200%, 09/07/05 (b) (d)                  25,000    25,000
                                                                         -------

TOTAL DEMAND NOTES (COST $71,460)                                         71,460
                                                                         -------

MASTER NOTES (5.1%)
BANKS (5.1%)
Bank of America Corp., 3.508%,
09/14/05 (b)                                                   142,400   142,400
                                                                         -------
TOTAL MASTER NOTES (COST $142,400)                                       142,400
                                                                         -------

MUNICIPAL BONDS (18.9%)
ALABAMA (0.3%)
Alabaster, Ser A, GO, 3.300%,
04/01/14, AMBAC (b)                                              9,355     9,355
                                                                         -------

ALASKA (4.1%)
Alaska State Housing Finance Corp., Ser
C, RB, 3.270%, 12/01/32 (b)                                     90,780    90,780
Alaska State Housing Finance Corp., Ser
D, RB, 3.300%, 12/01/32 (b)                                     24,800    24,800
                                                                         -------
                                                                         115,580
                                                                         -------

CALIFORNIA (1.9%)
California Housing Finance Agency, Ser
C, RB, 3.310%, 02/01/41, LOC:
Landesbank Hessen-Thueringen (b)                                 3,300     3,300
Oakland-Alameda County Coliseum
Authority, Ser D, RB, 3.320%, 02/01/11
(b)                                                             29,400    29,400
Santa Rosa Rancheria, Tachi Yokut
Tribe, RB, 3.300%, 09/01/19, LOC:
Bank One N.A. (b)                                               22,000    22,000
                                                                         -------
                                                                          54,700
                                                                         -------

COLORADO (4.6%)
Colorado Housing & Finance Authority,
RB, 3.320%, 11/01/32, LOC: JP Morgan
Chase Bank (b)                                                  33,100    33,100
Colorado Housing & Finance Authority,
RB, 3.320%, 11/01/33, LOC: JP Morgan
Chase Bank (b)                                                  19,600    19,600
Colorado Housing & Finance Authority,
RB, 3.320%, 10/01/34, FHLB (b)                                  19,700    19,700
Colorado Housing & Finance Authority,
RB, 3.320%, 11/01/34, LOC: Dexia
Credit Local (b)                                                24,100    24,100
Colorado Housing & Finance Authority,
RB, 3.320%, 11/01/35, LOC: Lloyds
TSB Bank PLC (b)                                                 9,185     9,185
Colorado Housing & Finance Authority,
RB, 3.320%, 05/01/41, LOC:
Landesbank Hessen-Thueringen (b)                                21,200    21,200
                                                                         -------
                                                                         126,885
                                                                         -------

FLORIDA (0.3%)
Florida Housing Finance Corp., RB,
3.320%, 01/15/35, FNMA (b)                                       2,500     2,500
Florida Housing Finance Corp., RB,
3.350%, 06/15/36, LOC: Bank of America
N.A. (b)                                                         2,900     2,900
Orange County Housing Finance
Authority, Multifamily, Ser D, RB,
3.350%, 07/15/34 (b)                                             2,000     2,000
                                                                         -------

                                                                           7,400
                                                                         -------

ILLINOIS (1.6%)
Champaign, Ser B, GO, 3.330%,
01/01/24, LOC: Bank One N.A. (b)                                 4,900     4,900
Illinois Student Assistance Community,
Student Loan, Ser D, RB, 3.320%,
09/01/23, LOC: Bank of America N.A
(b)                                                             40,000    40,000
                                                                         -------
                                                                          44,900
                                                                         -------

MICHIGAN (1.7%)
Michigan State Housing Development
Authority, Rental Housing, Ser C, RB,
3.330%, 10/01/20 (b)                                            46,795    46,795
                                                                         -------

MISSISSIPPI (1.9%)
Mississippi Development Bank Special
Obligation, Mceda Board Project, RB,
3.410%, 12/01/23, AMBAC (b)                                      4,010     4,010
Mississippi State, Nissan Project, Ser A,
GO, 3.320%, 11/01/28, LOC: Bank of
America N.A. (b)                                                48,800    48,800
                                                                         -------
                                                                          52,810
                                                                         -------

NEW JERSEY (0.1%)
New Jersey Economic Development
Authority, The Morey Organization
Project, RB, 3.390%, 10/01/15, LOC:
First Union National Bank (b)                                    3,030     3,030
                                                                         -------

NEW YORK (1.3%)
New York City Housing Development
Corp., Chelsea Center, 3.300%, 06/01/33,
LOC: Bayerische Landesbank (b)                                  27,800    27,800
New York State Housing Finance
Agency, Service Contract, RB, 3.300%,
09/15/08, LOC: Dexia Credit Local (b)                            9,800     9,800
                                                                         -------
                                                                          37,600
                                                                         -------

TEXAS (0.2%)
Texas State, Veteran Housing Fund, Ser
II-D, GO, 3.300%, 06/01/20, LOC: Dexia
Credit Local (b)                                                 7,000     7,000
                                                                         -------

VIRGINIA (0.9%)
Newport News Economic Development
Authority, Ship Building Project, Ser A,
RB, 3.310%, 07/01/31, LOC: First Union
National Bank (b)                                               21,980    21,980
Newport News Economic Development
Authority, Ship Building Project, Ser B,
RB, 3.360%, 07/01/31, LOC: First Union
National Bank (b)                                                4,400     4,400
                                                                         -------
                                                                          26,380
                                                                         -------
TOTAL MUNICIPAL BONDS (COST $532,435)                                    532,435
                                                                         -------

U.S. GOVERNMENT AGENCIES (7.4%)
FANNIE MAE (5.5%)
2.178%, 07/22/05 (c)                                            20,000    19,975
2.228%, 09/16/05 (c)                                            15,000    14,930
2.456%, 10/14/05 (c)                                            20,000    19,860
3.212%, 12/29/05 (b)                                            24,500    24,495
3.046%, 01/09/06 (b)                                            25,000    24,992

3.551%, 05/26/06 (c)                                         50,000       48,433
                                                                      ----------
                                                                         152,685
                                                                      ----------

FREDDIE MAC(1.9%)
2.255%, 09/20/05 (c)                                         15,000       14,926
2.855%, 11/15/05 (c)                                         40,000       39,577
                                                                      ----------
                                                                          54,503
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $207,188)                           207,188
                                                                      ----------

REPURCHASE AGREEMENTS (10.4%)
ABN AMRO Bank N.V., 3.305%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $38,299,547
(collateralized by U.S. Treasury
obligations; 3.625%, due 04/30/07;
market value $39,062,920)                                    38,296       38,296
Bear Stearns & Co., Inc., 3.385%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $71,162,959
(collateralized by U.S. Government
Agencies; 6.000%, due 04/01/35; total
market value $72,582,432)                                    71,156       71,157
BNP Paribas, 3.305%, dated 06/30/05, to
be repurchased on 07/01/05, repurchase
price $36,832,309 (collateralized by U.S.
Government Agencies; 4.625%-8.750%,
due 05/15/07-10/15/13; total market value
$37,565,590)                                                 36,829       36,829
Lehman Brothers, Inc., 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $65,120,319
(collateralized by U.S. Government
Agencies; 5.500%, due 04/01/34; total
market value $66,418,894)                                    65,114       65,114
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $23,096,998
(collateralized by U.S. Government
Agencies; 5.500%-6.000%, due
05/01/19-06/01/35; total market value
$23,561,719)                                                 23,095       23,095
UBS Warburg LLC, 3.365%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $58,634,798
(collateralized by U.S. Government
Agencies; DN-5.000%, due
03/25/33-10/15/34; total market value
$59,806,769)                                                 58,629       58,629
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $293,120)                              293,120
                                                                      ----------
TOTAL INVESTMENTS (COST $2,815,543) (A) - 100.1%                       2,815,543
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                            (1,739)
                                                                      ----------
NET ASSETS - 100.0%                                                   $2,813,804
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation DN - Discount Note
FHLB - Security insured by Federal Home Loan Bank
FNMA - Security insured by Fannie Mae
GO - General Obligation
LLC - Limited Liability Corporation
LOC - Line of Credit
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                           ---------   --------
U.S. GOVERNMENT AGENCIES (74.6%)
FANNIE MAE (48.1%)
2.184%, 07/22/05 (c)                                        $ 15,000   $ 14,981
3.109%, 08/10/05 (c)                                          25,000     24,914
3.208%, 08/29/05 (b)                                          45,000     44,996
3.220%, 09/06/05 (b)                                          50,000     49,993
3.100%, 09/15/05 (b)                                          50,000     49,994
2.228%, 09/16/05 (c)                                          10,000      9,953
2.456%, 10/14/05 (c)                                          10,000      9,930
2.984%, 11/10/05 (c)                                          10,000      9,895
3.212%, 12/29/05 (b)                                          55,000     54,988
3.046%, 01/09/06 (b)                                          70,770     70,752
3.025%, 02/06/06 (b)                                          15,000     14,995
3.587%, 04/28/06 (c)                                          20,000     19,420
3.179%, 05/22/06 (b)                                          20,000     19,997
                                                                       --------
                                                                        394,808
                                                                       --------

FEDERAL FARM CREDIT BANK (4.2%)
2.976%, 07/06/05 (c)                                          20,000     19,992
3.110%, 07/15/05 (b)                                           5,000      5,000
3.585%, 05/15/06 (c)                                          10,000      9,694
                                                                       --------
                                                                         34,686
                                                                       --------

FEDERAL HOME LOAN BANK (10.3%)
3.245%, 09/08/05 (b)                                          30,000     29,996
2.125%, 09/15/05                                              10,000      9,998
3.136%, 09/16/05 (b)                                          25,000     24,998
3.045%, 10/05/05 (b)                                          20,000     19,998
                                                                       --------
                                                                         84,990
                                                                       --------

FREDDIE MAC (12.0%)
2.967%, 07/05/05 (c)                                          25,000     24,992
2.255%, 09/20/05 (c)                                          10,000      9,950
2.802%, 11/15/05 (c)                                          20,000     19,793
3.543%, 04/18/06 (c)                                          10,000      9,723
3.604%, 05/02/06 (c)                                          15,000     14,556
3.639%, 05/30/06 (c)                                          20,000     19,351
                                                                       --------
                                                                         98,365
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $612,849)                          612,849
                                                                       --------

REPURCHASE AGREEMENTS (25.6%)
CASH EQUIVALENT (25.6%)
Lehman Brothers, Inc., 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $114,929,736
(collateralized by U.S. Government
Agencies, 2.500%-10.000%, due
01/15/07-06/20/35; total market value
$117,222,018)                                                114,919    114,910
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $30,018,409                        30,016     30,016

(collateralized by U.S. Government
Agencies, 5.500%, due
12/01/32-06/01/35; total market value
$30,620,525)
UBS Warburg LLC, 3.365%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $65,181,128
(collateralized by U.S. Government
Agencies, DN-5.000%, due
04/15/32-04/25/35; total market value
$66,482,094)                                                  65,175     65,175
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (COST $21 0,101)                            210,101
                                                                       --------
TOTAL INVESTMENTS (COST $822,950) (A) - 100.2%                          822,950
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                           (1,762)
                                                                       --------
NET ASSETS - 100.0%                                                    $821,188
                                                                       ========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
U.S. TREASURY OBLIGATIONS (30.1%)
U.S. TREASURY BILLS (16.9%)
3.242%, 07/15/05 (b)                                         $248,000   $247,696
3.009%, 08/25/05 (b)                                           60,000     59,728
3.050%, 09/15/05 (b)                                          110,000    109,301
                                                                        --------
                                                                         416,725
                                                                        --------

U.S. TREASURY NOTES (13.2%)
5.750%, 11/15/05                                              242,000    244,597
1.875%, 12/31/05                                               80,000     79,437
                                                                        --------
                                                                         324,034
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $740,759)                          740,759
                                                                        --------

REPURCHASE AGREEMENTS (80.1%)
ABN AMRO Bank N.V., 2.755%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $537,689,149
(collateralized by U.S. Government
Agencies, 6.125% - 9.000%, due 11/15/18
- 08/15/28 total market value
$548,401,351)                                                 537,648    537,647
Bear Stearns & Co., Inc., 2.705%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $85,455,323
(collateralized by U.S. Government
Agencies, DN - 6.250%, due 05/15/08 -
05/15/30: total market value
$89,001,436)                                                   85,449     85,449
BNP Paribas, 2.755%, dated 06/30/05, to
be repurchased on 07/01/05, repurchase
price $119,580,849 (collateralized by U.S.
Government Agencies, 3.500%, due
01/15/11: total market value
$121,963,225)                                                 119,572    119,572
Deutsche Bank AG, 2.855%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $113,061,894
(collateralized by U.S. Government
Agencies, DN - 4.000%, due 05/15/08 -
11/15/26: total market value
$115,314,095)                                                 113,053    113,053
Dresdner Bank AG, 2.805%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $110,655,405
(collateralized by U.S. Government
Agencies, DN - 9.250%, due 07/14/05 -
02/15/31: total market value
$112,862,621)                                                 110,649    110,649
Greenwich Capital Markets, Inc.,
2.805%, dated 06/30/05, to be repurchased                     118,526    118,526

on 07/01/05, repurchase price
$118,534,899 (collateralized by U.S.
Government Agencies, 2.000% - 2.375%,
due 01/15/14 - 01/15/25 : total market
value $120,899,442)
JPMorgan Chase & Co., 2.705%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $105,127,001
(collateralized by U.S. Government
Agencies, 3.000% - 9.125%, due 02/15/09
- 05/15/30: total market value
$107,221,919)                                               105,119      105,119
Lehman Brothers, Inc., 2.705%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $120,586,210
(collateralized by U.S. Government
Agencies, 11.750%, due 11/15/14: total
market value $122,991,399)                                  120,577      120,577
Merrill Lynch & Co., Inc., 2.755%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $102,319,521
(collateralized by U.S. Government
Agencies, DN - 8.000%, due 05/15/17 -
11/15/21: total market value
$104,358,912)                                               102,312      102,312
Morgan Stanley, 2.825%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $95,292,183
(collateralized by U.S. Government
Agencies, DN, due 02/15/21 - 02/15/22:
total market value $97,190,900)                              95,285       95,285
UBS Warburg LLC, 2.935%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $466,707,214
(collateralized by U.S. Government
Agencies, 2.000% - 3.875%, due 07/15/14
- 04/15/29: total market value
$476,003,459)                                               466,669      466,669
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $1,974,858)                          1,974,858
                                                                      ----------
TOTAL INVESTMENTS (COST $2,715,617) (A) - 110.2%                       2,715,617
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%                         (252,241)
                                                                      ----------
NET ASSETS - 100.0%                                                   $2,463,376
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
PRIME QUALITY MONEY MARKET FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CERTIFICATES OF DEPOSIT (15.8%)
BANKS (11.4%)
Barclays Bank PLC, 3.110%, 07/11/05                          $30,000    $ 30,000
BNP Paribas, 3.218%, 08/23/05 (b)                             60,000      59,997
BNP Paribas, 3.026%, 10/03/05 (b)                             65,000      64,993
Credit Suisse First Boston LLC,
3.240%, 11/18/05 (b)                                          40,000      40,000
Credit Suisse First Boston LLC,
3.130%, 01/06/06 (b)                                          11,000      11,001
Credit Suisse First Boston LLC,
3.240%, 05/19/06 (b)                                          50,000      50,000
Deutsche Bank AG, 3.230%, 08/23/05                            50,000      49,999
First Tennessee Bank, 3.080%,
07/18/05                                                      50,000      50,000
Fortis Bank NY, 3.610%, 06/07/06                              50,000      50,000
PNC Bank NA, 3.610%, 12/30/05                                 25,000      25,001
Regions Bank, 3.060%, 07/13/05                                50,000      50,000
Societe Generale, 3.260%, 09/01/05                            50,000      50,000
Toronto Dominion Bank, 3.635%,
04/10/06                                                      75,000      75,006
                                                                         -------
                                                                         605,997
                                                                         -------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Greenwich Capital Holdings, Inc.,
3.071%, 10/17/05 (b) (d)                                      25,000      24,999
Greenwich Capital Holdings, Inc.,
3.110%, 11/29/05 (b) (d)                                      50,000      50,000
HBOS Treasury Services PLC, 3.050%,
07/01/05                                                      25,000      25,000
HBOS Treasury Services PLC, 3.160%,
08/09/05                                                      50,000      50,000
Liquid Funding Ltd., 3.186%, 10/14/05
(b) (d)                                                       30,000      29,999
Morgan Stanley, 3.280%, 12/13/05 (b)                          30,000      30,000
PNC Financial Services Group, 3.610%,
12/30/05                                                      25,000      25,001
                                                                         -------
                                                                         234,999
                                                                         -------
TOTAL CERTIFICATES OF DEPOSIT (COST $840,996)                            840,996
                                                                         -------

COMMERCIAL PAPERS (34.8%)
BANKS (7.2%)
ABN AMRO NA, 3.036%, 07/01/05 (c)                             17,200      17,200
Australia & New Zealand National Ltd.,
3.323%, 08/10/05 (c) (d)                                      50,000      49,816
Australia & New Zealand National Ltd.,
3.236%, 08/24/05 (c) (d)                                      47,700      47,470
Credit Suisse First Boston LLC,
3.272%, 07/05/05 (c)                                          23,000      22,992

Danske Bank, 3.134%, 08/02/05 (c)                               25,000    24,931
DEPFA Bank PLC, 3.043%, 07/05/05 (c) (d)                        25,000    24,992
DnB Nor Bank ASA, 3.034%, 07/06/05 (c)                          75,753    75,721
DnB Nor Bank ASA, 3.381%, 09/23/05 (c)                           4,850     4,812
DnB Nor Bank ASA, 3.432%, 09/29/05 (c)                           6,200     6,147
Northern Rock PLC, 3.110%, 07/18/05  (c) (d)                    34,750    34,699
Spintab AB, 3.252%, 07/05/05 (c)                                 5,250     5,248
Spintab AB, 3.164%, 08/11/05 (c)                                50,737    50,554
Spintab AB, 3.196%, 08/12/05 (c)                                15,000    14,945
                                                                         -------
                                                                         379,527
                                                                         -------

DIVERSIFIED FINANCIAL SERVICES (22.1%)
Alliance & Leicester, 3.175%, 08/09/05
(c) (d)                                                         25,000    24,915
Alliance & Leicester, 3.190%, 08/18/05
(c) (d)                                                         25,000    24,895
Alliance & Leicester, 3.345%, 10/11/05
(c) (d)                                                         91,000    90,143
Atlantis One Funding Corp., 3.060%,
07/11/05 (c) (d)                                                25,000    24,979
Atlantis One Funding Corp., 3.175%,
08/09/05 (c) (d)                                                25,000    24,915
Barclays US Funding Corp., 3.177%,
07/11/05 (c)                                                    17,300    17,285
Ciesco LLC, 3.160%, 08/03/05 (c)                                33,592    33,495
CIT Group, Inc., 3.134%, 08/04/05 (c)                           40,000    39,883
CIT Group, Inc., 3.360%, 10/13/05 (c)                            8,475     8,394
Citigroup Global Markets Holdings,
Inc., 3.061%, 07/12/05 (c)                                      35,000    34,967
Citigroup Global Markets Holdings,
Inc., 3.155%, 08/04/05 (c)                                      50,000    49,852
Compass Securitization LLC, 3.158%,
07/11/05 (c) (d)                                                43,000    42,962
Compass Securitization LLC, 3.209%,
07/19/05 (c) (d)                                                24,000    23,962
Compass Securitization LLC, 3.210%,
07/20/05 (c) (d)                                                15,545    15,518
Compass Securitization LLC, 3.307%,
07/21/05 (c) (d)                                                 9,950     9,932
Compass Securitization LLC, 3.254%,
08/25/05 (c) (d)                                                42,130    41,922
Dexia Delaware LLC, 3.248%, 07/19/05
(c)                                                             15,949    15,923
Dexia Delaware LLC, 3.419%, 09/23/05
(c)                                                             40,800    40,477
Dresdner US Financial, 3.198%,
07/15/05 (c)                                                    23,192    23,163
Edison Asset Securitization, 3.194%,
07/07/05 (c) (d)                                                20,000    19,989
Edison Asset Securitization, 3.063%,
07/11/05 (c) (d)                                                45,928    45,889
HBOS Treasury Services PLC, 3.065%,
07/08/05 (c)                                                    25,000    24,985
Mane Funding Corp., 3.249%, 07/21/05
(c) (d)                                                         50,000    49,910
Mane Funding Corp., 3.349%, 08/24/05
(c) (d)                                                         50,000    49,750
Mane Funding Corp., 3.246%, 08/25/05
(c) (d)                                                          4,982     4,957
Merrill Lynch & Co., Inc., 3.077%,                              25,000    24,991

07/05/05 (c)
Merrill Lynch & Co., Inc., 3.233%,
07/07/05 (c)                                                  50,000      49,974
National Rural Utilities Cooperative
Finance Corp., 3.129%, 07/12/05 (c)                           20,000      19,981
National Rural Utilities Cooperative
Finance Corp., 3.310%, 08/03/05 (c)                           38,960      38,842
National Rural Utilities Cooperative
Finance Corp., 3.333%, 08/11/05 (c)                           12,990      12,941
New Center Asset Trust, 3.313%,
08/12/05 (c)                                                  16,497      16,433
Rabobank USA Financial Corp.,
3.154%, 07/05/05 (c)                                          14,000      13,995
Rabobank USA Financial Corp.,
3.152%, 07/25/05 (c)                                           6,665       6,651
Rabobank USA Financial Corp.,
3.226%, 08/09/05 (c)                                           7,600       7,574
Seimens Capital Co. LLC, 3.012%,
07/01/05 (c)                                                 100,000     100,001
Sigma Finance, Inc., 3.124%, 07/26/05
(c) (d)                                                       25,000      24,946
Southern Co., 3.178%, 07/13/05 (c) (d)                         9,000       8,990
Southern Co., 3.308%, 07/26/05 (c) (d)                        15,000      14,966
UBS Financial Services, Inc., 3.082%,
07/08/05 (c)                                                  20,000      19,988
UBS Financial Services, Inc., 3.076%,
07/22/05 (c)                                                  10,415      10,396
UBS Financial Services, Inc., 3.435%,
10/03/05 (c)                                                  19,420      19,248
                                                                       ---------
                                                                       1,172,979
                                                                       ---------

INSURANCE (3.7%)
ING North America Insurance Corp.,
3.253%, 07/06/05 (c)                                           5,500       5,498
ING North America Insurance Corp.,
3.095%, 07/08/05 (c)                                          58,800      58,765
ING North America Insurance Corp.,
3.172%, 08/01/05 (c)                                          13,000      12,965
ING North America Insurance Corp.,
3.246%, 08/24/05 (c)                                          19,000      18,908
ING North America Insurance Corp.,
3.346%, 09/06/05 (c)                                          24,045      23,896
Prudential PLC, 3.246%, 08/25/05 (c)
(d)                                                           25,000      24,877
Swiss RE Financial Services Corp.,
3.197%, 08/17/05 (c) (d)                                      50,000      49,793
                                                                       ---------
                                                                         194,702
                                                                       ---------
OIL & GAS  (0.7%)
Total Capital, 3.142%, 07/01/05 (c) (d)                       38,700      38,700
                                                                       ---------

TELECOMMUNICATIONS (1.1%)
Bellsouth Corp., 3.154%, 07/06/05 (c)
(d)                                                            9,535       9,531
Verizon Network Funding Corp.,
3.165%, 07/25/05 (c)                                          50,000      49,895
                                                                       ---------
                                                                          59,426
                                                                       ---------
TOTAL COMMERCIAL PAPERS (COST $1,845,334)                              1,845,334
                                                                       ---------
CORPORATE BONDS (40.2%)

AGRICULTURE (0.6%)
Cargill, Inc., 6.250%, 05/01/06 (d)                             29,770    30,366
                                                                         -------

AUTO MANUFACTURERS (0.9%)
American Honda Finance Corp.,
3.210%, 05/12/06 (b) (d)                                        50,000    50,000
                                                                         -------

AUTOMOBILE ABS (2.8%)
AmeriCredit Automobile Receivables
Trust, Ser 2005-1, Cl A, 3.143%,
04/06/06                                                        14,008    14,008
Daimler Chrysler Auto Trust, Ser
2005-B, Cl A1, 3.260%, 05/08/06 (d)                             27,923    27,923
Honda Auto Receivables Owner Trust,
Ser 2005-2, Cl A1, 3.182%, 05/15/06                              6,086     6,086
Honda Auto Receivables Owner Trust,
Ser 2005-3, Cl A1, 3.420%, 06/19/06                             50,000    50,000
Nissan Auto Receivables Owner Trust,
Ser 2005-B, Cl A1,
3.358%, 06/15/06                                                32,387    32,385
Wachovia Auto Owner Trust, Ser
2005-A, Cl A1, 3.340%, 05/22/06                                 16,102    16,102
                                                                         -------
                                                                         146,504
                                                                         -------

BANKS (8.2%)
Bank of New York Co., Inc. (The),
3.354%, 06/27/06 (b) (d)                                        25,000    25,000
DEPFA Bank PLC, 3.420%, 06/15/06
(b) (d)                                                        125,000   125,000
First Union National Bank, 3.390%,
09/06/05 (b)                                                    50,000    50,026
National City Bank, 3.266%,
12/29/05 (b)                                                    10,000     9,999
Northern Rock PLC, 3.410%, 07/07/06
(b) (d)                                                        101,500   101,506
Wachovia Corp., 7.450%, 07/15/05                                12,721    12,743
Wells Fargo & Co., 3.286%, 09/14/05
(b)                                                             51,000    51,000
Wells Fargo & Co., 3.180%, 06/30/06
(b)                                                             10,000    10,000
Wells Fargo & Co., 3.190%, 07/14/06
(b) (d)                                                         50,000    50,000
                                                                         -------
                                                                         435,274
                                                                         -------

COMPUTERS (0.5%)
IBM Corp., 3.140%, 07/07/06,
Callable 11/08/05 @ 100 (b) (d)                                 25,000    25,002
                                                                         -------

DIVERSIFIED FINANCIAL SERVICES (25.0%)
American Express Credit Corp.,
3.230%, 08/04/06 (b)                                            90,000    90,000
Bear Stearns & Co., Inc., 3.330%,
05/28/06 (b)                                                   125,000   125,000
BMW US Capital LLC, 4.149%,
06/07/06 (b)                                                    50,000    50,155
CIT Group, Inc., 3.620%, 07/29/05
(b)                                                              7,500     7,502
CIT Group, Inc., 7.625%, 08/16/05                               23,117    23,252
CIT Group, Inc., 3.260%, 05/12/06
(b)                                                             25,000    25,000
Dorada Finance, Inc., 3.330%, 07/15/05
(b) (d)                                                         50,000    50,001
Dorada Finance, Inc., 3.196%, 03/14/06
(b) (d)                                                          8,500     8,501
General Electric Capital Corp., 3.600%,                         35,000    35,029

09/23/05 (b)
General Electric Capital Corp.,
3.420%, 05/12/06 (b)                                          10,115      10,133
General Electric Capital Corp.,
3.284%, 07/07/06 (b)                                          69,000      69,000
Goldman Sachs Group, Inc. (The),
3.210%, 06/15/05 (b) (d)                                     100,000     100,000
Household Finance Corp., 3.274%,
10/25/05 (b)                                                  50,000      50,000
Household Finance Corp., 3.280%,
10/28/05 (b)                                                  50,000      49,999
Household Finance Corp., 8.875%,
02/15/06                                                      16,000      16,509
Lehman Brothers Holdings, Inc.,
6.250%, 05/15/06                                              25,000      25,545
Liberty Light US Capital, 3.076%,
02/01/06 (b) (d)                                              50,000      50,000
Liberty Light US Capital, 3.115%,
02/07/06 (b) (d)                                              25,000      25,000
Liberty Light US Capital, 3.170%,
05/11/06 (b) (d)                                              50,000      49,994
Liquid Funding Ltd., 3.160%, 11/07/05
(b) (d)                                                      115,000     114,994
Merrill Lynch & Co., Inc., 3.180%,
07/03/06 (b)                                                  30,000      30,000
Morgan Stanley, 3.220%, 07/14/06 (b)                          75,000      75,000
Morgan Stanley, 3.325%, 07/14/06 (b)                          48,500      48,500
National Rural Utilities Cooperative
Finance Corp., 6.000%, 05/15/06                               37,987      38,693
Sigma Finance, Inc., 3.345%, 08/05/05
(b) (d)                                                       50,000      50,003
Sigma Finance, Inc., 3.170%, 10/11/05
(b) (d)                                                       25,000      24,998
Sigma Finance, Inc., 3.345%, 05/02/06
(b) (d)                                                       50,000      50,000
Toyota Motor Credit Corp., 3.244%,
09/09/05 (b)                                                  39,000      39,008
                                                                       ---------
                                                                       1,331,816
                                                                       ---------

INSURANCE (0.7%)
Jefferson-Pilot Capital Corp.,
3.270%, 02/17/06 (b) (d)                                      35,000      35,000
                                                                       ---------

OTHER ABS (0.1%)
GE Commercial Equipment Financing
LLC, Ser 2005-1, Cl A1, 3.424%, 06/20/06                       6,000       6,000
                                                                       ---------

PHARMACEUTICALS (1.4%)
Pfizer, Inc., 3.120%, 08/07/06, Callable
09/07/05 @ 100 (b) (d)                                        75,000      75,000
                                                                       ---------
TOTAL CORPORATE BONDS (COST $2,134,962)                                2,134,962
                                                                       ---------

MASTER NOTES (3.1%)
BANKS (3.1%)

Bank of America Corp., 3.508%,
09/14/05 (b)                                                 165,000     165,000
                                                                       ---------
TOTAL MASTER NOTES (COST $165,000)                                       165,000
                                                                       ---------
MONEY MARKET FUNDS (3.8%)

Federated Prime Value Money Market
Fund (b)                                                200,000,000      200,000
                                                                      ----------
TOTAL MONEY MARKET FUNDS (COST $200,000)                                 200,000
                                                                      ----------

REPURCHASE AGREEMENTS (2.4%)
Bear Stearns & Co., Inc., 3.385%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $13,527,528
(collateralized by U.S. Government
Agencies, DN, due 08/01/34; total market
value $13,796,873)                                           13,526       13,526
BNP Paribas, 3.305%, dated 06/30/05,
to be repurchased on 07/01/05, repurchase
price $10,244,846 (collateralized by U.S.
Government Agencies, 4.250%, due
11/15/11; total market value $10,449,637)                    10,244       10,244
Lehman Brothers, Inc., 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $22,296,137
(collateralized by U.S. Government
Agencies, 5.500%, due 04/01/34; total
market value $22,739,511)                                    22,294       22,294
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $10,883,116
(collateralized by U.S. Government
Agencies, 5.000%, due 07/01/35; total
market value $11,102,622)                                    10,882       10,882
Morgan Stanley, 3.355%, dated 06/30/05,
to be repurchased on 07/01/05, repurchase
price $13,424,604 (collateralized by
U.S. Government Agencies, 4.541%,
due 04/01/35; total market value $13,740,907)                13,423       13,423
UBS Warburg LLC, 3.365%, dated 06/30/05,
to be repurchased on 07/01/05, repurchase
price $54,549,637 (collateralized by
U.S. Government Agencies, 5.000%, due
10/15/34; total market value $55,636,756)                    54,545       54,545
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $124,914)                              124,914
                                                                      ----------

TOTAL INVESTMENTS (COST $5,311,206) (A) - 100.1%                       5,311,206
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                            (5,199)
                                                                      ----------
NET ASSETS - 100.0%                                                   $5,306,007
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Cl - Class
DN - Discount Note
LLC - Limited Liability Company
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
MUNICIPAL BONDS (98.68%)
ALABAMA (2.14%)
Birmingham-Carraway Special Care
Facilities Financing Authority, Carraway
Methodist Health Project, Ser A, RB,
2.260%, 08/15/28, LOC: AmSouth Bank (b)                       $ 9,695    $ 9,695
Cherokee Industrial Development Board,
The BOC Group Project, RB, 2.290%,
04/01/08, LOC: Wachovia Bank of
Georgia (b)                                                     3,500      3,500
Covington County, GO Warrants,
2.690%, 06/01/32, LOC: SouthTrust
Bank N.A. (b)                                                   2,355      2,355
Daphne-Villa Mercy Special Care
Facilities Financing Authority, Mercy
Medical Project, RB, 2.240%, 12/01/27,
LOC: AmSouth Bank (b)                                          12,800     12,800
Marion Educational Building Authority,
Judson College Project, RB, 2.640%,
01/01/33, LOC: SouthTrust Bank N.A. (b)                         6,620      6,620
                                                                         -------
                                                                          34,970
                                                                         -------

ALASKA (1.23%)
Valdez Marine Terminal, Exxon Pipeline
Co. Project, RB, 2.220%, 10/01/25 (b)                          20,000     20,000
                                                                         -------

ARIZONA (0.23%)
Agricultural Improvement & Power
District, Salt River Project, Ser SG-10,
RB, 2.310%, 01/01/30 (b)                                        3,700      3,700
                                                                         -------

ARKANSAS (0.14%)
Springdale Sales & Use Tax, RB,
3.000%, 07/01/05, MBIA                                          2,305      2,305
                                                                         -------

CALIFORNIA (3.60%)
California Housing Finance Agency,
Home Mortgage, Ser U, RB, AMT,
2.360%, 02/01/31, FSA (b)                                      19,500     19,500
California Housing Finance Agency,
Home Mortgage, Ser U, RB, AMT,
2.360%, 02/01/32, FSA (b)                                      16,300     16,300
CSUCI Financing Authority, Rental
Housing Project, RB, 1.600%, 08/01/31,
LOC: Citibank N.A. (b)                                          6,100      6,100
Sacramento City Financing Authority,
Ser PA 835, RB, 2.300%, 12/01/08,
AMBAC (b)                                                       1,900      1,900
San Francisco City & County Housing
Authority, Valencia Gardens Housing,                           15,000     15,000
                                                                         -------

RB, AMT, 2.280%, 09/01/49, LOC:
Citibank N.A. (b)
                                                                          58,800
                                                                          ------

COLORADO (0.34%)
Colorado Housing & Finance Authority,
St. Moritz Project, Ser H, RB, 2.220%,
10/15/16, FNMA (b)                                                5,515    5,515
                                                                          ------

CONNECTICUT (5.28%)
Connecticut State Health & Educational
Facilities Authority, Ser PT-905, RB,
2.200%, 08/12/19, Callable 07/01/05 @
101, FGIC (b)                                                    19,125   19,125
Connecticut State, Ser A-1, GO,
2.110%, 03/01/23 (b)                                             67,000   67,000
                                                                          ------
                                                                          86,125
                                                                          ------

DISTRICT OF COLUMBIA (0.97%)
District of Columbia, Planned
Parenthood Project, RB, 2.300%,
12/01/29, LOC: Bank of America N.A. (b)                           6,345    6,345
District of Columbia, The Phillips
Collection Issue, RB, 2.300%, 08/01/33,
LOC: Bank of America N.A. (b)                                     6,000    6,000
District of Columbia, Thurgood
Marshall Center Trust, RB, 2.300%,
11/01/27, LOC: Branch Banking & Trust
Co. (b)                                                           3,470    3,470
                                                                          ------
                                                                          15,815
                                                                          ------

FLORIDA (5.49%)
De Soto County Industrial Development,
Tremron Project, RB, 2.400%, 11/01/15,
LOC: Branch Banking & Trust Co. (b)                               4,000    4,000
Florida Housing Finance Agency,
Bainbridge Project, Ser M, RB, AMT,
2.260%, 12/01/25, FNMA (b)                                        6,270    6,270
Florida Housing Finance Corp.,
Brentwood Club Apartments Project, Ser
A-1, RB, AMT, 2.220%, 01/15/35,
FNMA (b)                                                         10,400   10,400
Florida Housing Finance Corp., St.
Andrews Pointe Apartments Project, Ser
E-1, RB, AMT, 2.570%, 06/15/36,
FNMA (b)                                                          8,615    8,615
Florida Housing Finance Corp., Stone
Harbor Apartments Project, Ser K, RB,
AMT, 2.250%, 07/15/36, LOC:
AmSouth Bank (b)                                                  5,560    5,560
Hillsborough County Industrial
Development Authority, Independent Day
School Project, RB, 2.350%, 09/01/26,
LOC: Bank of America N.A. (b)                                     2,300    2,300
Jacksonville Economic Development
Commission, Goodwill Industries of
North Florida Project, RB, 2.640%,
07/01/23, LOC: SouthTrust Bank N.A. (b)                           3,100    3,100
Manatee County St., Stephens Upper
School Project, RB, 2.350%, 11/01/25,
LOC: Bank of America N.A. (b)                                     3,300    3,300
Miami-Dade County Industrial
Development Authority, Gulliver Schools                           7,150    7,150

Project, RB, 2.350%, 09/01/29, LOC:
Bank of America N.A. (b)
Munimae Trust, Ser PT-616, RB,
AMT, 2.370%, 12/19/05, FHLMC (b) (c)                              5,000    5,000
Orange County Housing Finance
Authority, Charleston Club Apartments
Project, Ser A, RB, AMT, 2.260%,
07/15/34, FNMA (b)                                                7,000    7,000
Santa Rosa County Health Facilities
Authority, Baptist Hospital, Inc. Project,
RB, 2.300%, 10/01/21, LOC: Bank of
America N.A. (b)                                                  8,100    8,100
Sarasota County Health Facility
Authority, Bay Village Project, RB,
2.350%, 12/01/23, LOC: Bank of America
N.A. (b)                                                          4,200    4,200
Tampa Bay Water Utility System,
Regional Water Supply Authority, RB,
AMT, 2.350%, 10/01/31, LOC: Bank of
America N.A. (b)                                                  9,200    9,200
University of North Florida Foundation,
Inc., Parking Systems Project, RB,
2.430%, 05/01/28, LOC: First Union
National Bank (b)                                                 5,400    5,400
                                                                          ------
                                                                          89,595
                                                                          ------

GEORGIA (1.50%)
Atlanta Airport, Ser 313, RB, AMT,
2.360%, 01/01/18, Callable 01/01/10 @
101, FGIC (b)                                                     3,335    3,335
Cobb County Development Authority,
Kennesaw State University Project, RB,
2.290%, 11/01/18, AMBAC (b)                                       5,030    5,030
Houston County Development
Authority, Clean Control Corp. Project,
RB, AMT, 2.400%, 06/01/20, LOC:
Branch Banking & Trust Co. (b)                                    2,625    2,625
Metropolitan Atlanta Rapid Transit
Authority, Ser SG-57, RB, 2.310%,
07/01/20, AMBAC (b)                                               5,000    5,000
Savannah Economic Development
Authority, Exempt Facilities -
Consolidated Utilites, Inc. Project, RB,
AMT, 2.400%, 12/01/19, LOC: Branch
Banking & Trust Co. (b)                                           2,190    2,190
Savannah Economic Development
Authority, Kennickell Printing Co.
Project, RB, AMT, 2.400%, 09/01/11,
LOC: Branch Banking & Trust Co. (b)                               1,620    1,620
Toombs County Hospital Authority,
Meadows Regional Medical Center
Project, RB, 2.300%, 12/01/17, LOC:
Branch Banking & Trust Co. (b)                                    4,700    4,700
                                                                          ------
                                                                          24,500
                                                                          ------

HAWAII (0.31%)
Hawaii State Airport System, Ser
PA-1110, RB, AMT, 1.650%, 07/01/09,
FGIC (b)                                                          4,995    4,995
                                                                          ------

IDAHO (0.05%)
Idaho Housing & Finance Assoc., Ser                                 821      821
                                                                          ------

PA-115, 2.360%, 01/01/27, LOC: Merrill
Lynch Capital Services (b)

ILLINOIS  (10.79%)
Bloomington-Normal Airport Authority,
GO, 2.400%, 01/01/12, LOC: Bank One
N.A. (b)                                                            700      700
Chicago Airport Special Facilities,
Centerpoint O'Hare LLC Project, RB,
AMT, 2.400%, 09/01/32, LOC: Bank
One N.A. (b)                                                      2,800    2,800
Chicago Waterworks, Merlots Project,
Ser A 02, GO, 2.275%, 11/01/30 (b)                               14,930   14,930
Chicago, Merlots Project, Ser WWW,
GO, 2.320%, 01/01/22, AMBAC (b)                                  11,000   11,000
Illinois Development Finance Authority,
Ser PT 515, RB, 2.370%, 06/01/06,
Callable 02/16/06 @101, LOC: Danske
Bank A/S (b)                                                     28,000   28,000
Illinois Educational Facilities Authority,
Chicago Children's Museum Project, RB,
2.350%, 02/01/28, LOC: Bank One N.A. (b)                          1,600    1,600
Illinois Educational Facilities Authority,
Museum of Science & Industry Project,
RB, 2.350%, 11/01/15, LOC: Northern
Trust Co. (b)                                                     4,500    4,500
Illinois Finance Authority, Alexian
Brothers Health Project, RB, 2.560%,
04/01/35, LOC: Bank One N.A. (b)                                 31,000   31,000
Illinois Finance Authority, Resurrection
Health, Ser C, RB, 2.550%, 05/15/35,
LOC: Lasalle Bank N.A. (b)                                       50,000   50,000
Illinois Health Facilities Authority,
Advocate Health Care Project, Ser B, RB,
2.320%, 08/15/22 (b)                                              2,100    2,100
Illinois Health Facilities Authority,
Proctor Hospital Project, RB, 2.350%,
01/01/12, LOC: Bank One N.A. (b)                                  3,400    3,400
Illinois State, Merlots Project, Ser B04,
GO, 2.320%, 12/01/24, Callable 1/01/12
@ 100, FSA (b)                                                    7,230    7,230
Lockport Industrial Development,
Panduit Corp. Project, RB, AMT,
2.390%, 04/01/25, LOC: Fifth Third
Bank (b)                                                          2,000    2,000
Macon County, Millikin University
Project, RB, 2.300%, 10/01/28, AMBAC (b)                          5,850    5,850
Naperville, Heritage YMCA Group, Inc.
Project, RB, 2.540%, 12/01/29, LOC:
Fifth Third Bank (b)                                              7,600    7,600
Savanna Industrial Development,
Metform Corp. Project, Ser A, RB, AMT,
2.400%, 05/01/14, LOC: Bank One N.A. (b)                            500      500
Savanna Industrial Development,
Metform Corp. Project, Ser B, RB, AMT,
2.400%, 06/01/09, LOC: Bank One N.A. (b)                          1,400    1,400
Wheeling Industrial Development,
Circuit Service, Inc. Project, RB, AMT,
2.470%, 04/01/18, LOC: Bank One
Illinois N.A. (b)                                                 1,600    1,600
                                                                          ------

                                                                         176,210
                                                                         -------
INDIANA  (2.83%)
Elkhart County Economic Development,
Holly Park, Inc. Project, RB, AMT,
2.500%, 02/01/10, LOC: Bank One
Indiana N.A. (b)                                                 1,300     1,300
Fort Wayne Economic Development,
Notre Dame Technical Project, RB,
AMT, 2.400%, 07/01/09, LOC: Bank
One N.A. (b)                                                     1,000     1,000
Indiana Bond Bank, RB, 2.320%,
02/01/22, Callable 02/01/15 @ 100,
FGIC (b)                                                         5,190     5,190
Indiana Development Finance Authority,
Christel House Project, RB, 2.540%,
02/01/23, LOC: Fifth Third Bank (b)                              6,620     6,620
Indiana Development Finance Authority,
Culver Educational Foundation Project,
RB, 2.350%, 01/01/32, LOC: Northern
Trust Co. (b)                                                   12,700    12,700
Indiana Development Finance Authority,
Indiana Historical Society Project, RB,
2.350%, 08/01/31, LOC: Bank One
Indiana N.A. (b)                                                 1,200     1,200
Indiana Health Facility Financing
Authority, Clarian Health Partners, Inc.
Project, Ser B, RB, 2.280%, 02/15/26,
LOC: JPMorgan Chase & Co. (b)                                    2,000     2,000
La Porte County Economic
Development, Pedcor
Investments-Woodland Project, RB,
AMT, 2.390%, 10/01/29, FHLB (b)                                  1,200     1,200
Marshall County Economic
Development, Culver Educational
Foundation Project, RB, 2.350%,
01/01/35, LOC: Bank One N.A. (b)                                 8,300     8,300
MSD Warren Township Vision 2005
School Building Corp., Merlots Project,
Ser A52, RB, 2.320%, 07/15/20, FGIC (b)                          6,600     6,600
                                                                         -------
                                                                          46,110
                                                                         -------

IOWA (0.39%)
Iowa Higher Education Loan Authority,
Private College-Graceland Project, RB,
2.350%, 02/01/33, LOC: Bank of America
N.A. (b)                                                         3,700     3,700
Sac County Industrial, Evapco, Inc.
Project, RB, AMT, 2.400%, 07/01/16,
LOC: Bank of America N.A. (b)                                    2,620     2,620
                                                                         -------
                                                                           6,320
                                                                         -------

KENTUCKY (1.03%)
Campbell County Industrial Building,
Hospital Imaging Co., Inc. Project, RB,
2.560%, 04/01/20, LOC: Fifth Third
Bank (b)                                                         2,705     2,705
Kentucky State Turnpike Authority,
Economic Development, Ser PT-2702,
RB, 2.310%, 07/01/22, Callable 07/01/15
@ 100, AMBAC (b)                                                14,100    14,100
                                                                         -------
                                                                          16,805
                                                                         -------

LOUISIANA (1.02%)
Louisiana Public Facilities Authority,
Advance Funding Notes, Ser C, RB,
3.000%, 10/20/05                                                  3,325    3,337
Louisiana Public Facilities Authority,
Advance Funding Notes, Ser D, RB,
3.000%, 10/20/05                                                 13,235   13,285
                                                                          ------
                                                                          16,622
                                                                          ------

MARYLAND (1.56%)
Maryland Community Development
Administration, Department of Housing &
Community Development, People's
Resource Center, Ser C, RB, AMT,
2.280%, 09/01/35, LOC: Lloyds TSB
Bank PLC (b)                                                     15,040   15,040
Maryland State Economic Development
Corp., YMCA of Central Maryland, Inc.
Project, RB, 2.300%, 04/01/28, LOC:
Branch Banking & Trust Co. (b)                                    4,450    4,450
Maryland State, Ser PA 816, GO,
2.300%, 03/01/12, LOC: Merrill Lynch
Capital Services, Inc. (b)                                        5,995    5,995
                                                                          ------
                                                                          25,485
                                                                          ------

MASSACHUSETTS (1.47%)
Massachusetts State Development
Finance Agency, Ser PT 514, RB,
2.350%, 01/01/24, LOC: Merrill Lynch
Capital Services (b)                                              6,000    6,000
Massachusetts State STARS Certificates,
Ser 2003-25, GO, 2.300%, 04/01/17,
MBIA (b)                                                          8,000    8,000
Massachusetts State, Ser PT 1390, GO,
2.300%, 03/01/10, FSA (b)                                         9,925    9,925
                                                                          ------
                                                                          23,925
                                                                          ------

MICHIGAN (1.56%)
ABN AMRO Munitops Certificate Trust,
Ser 2004-2, RB, AMT,2.390%,
12/20/11, GNMA (b)                                                9,780    9,780
Detroit Sewer Disposal System, Second
Lien, Ser E, RB, 1.550%, 07/01/31,
FGIC (b)                                                         15,000   15,000
Oakland County Economic Development
Corp., Moody Family Ltd. Project, RB,
AMT, 2.500%, 09/01/12, LOC: Bank
One Michigan (b)                                                    600      600
                                                                          ------
                                                                          25,380
                                                                          ------

MISSOURI (0.23%)
Carthage Industrial Development
Authority, Schreiber Project, RB, AMT,
2.400%, 11/01/10, LOC: First National
Bank (b)                                                          3,100    3,100
Missouri State Environmental
Improvement & Energy Resource
Authority, Utilicorp United, Inc. Project,
RB, AMT, 2.400%, 05/01/28, LOC:
Toronto Dominion Bank (b)                                           700      700
                                                                          ------
                                                                           3,800
                                                                          ------

MONTANA (0.52%)

Missoula County Economic
Development, Dinny Stranahan Research
Institute Project, RB, 2.300%, 06/01/20,
LOC: Northern Trust Co. (b)                                       8,500    8,500
                                                                          ------

NEVADA (2.26%)
Clark County Airport, Sub Lien, Ser
A-2, RB, AMT, 2.300%, 07/01/25, LOC:
Westdeutsche Landesbank (b)                                       3,825    3,825
Las Vegas New Convention & Visitors
Authority, Ser PT-2714, RB, 2.310%,
07/01/15, AMBAC (b)                                              22,600   22,600
Nevada State, Ser 344, GO, 2.330%,
05/15/28, Callable 05/15/08 @ 100,
FGIC (b)                                                          5,495    5,495
Nevada State, Ser SG 114, 2.310%,
03/01/27 (b)                                                      5,000    5,000
                                                                          ------
                                                                          36,920
                                                                          ------

NEW JERSEY (4.19%)
New Jersey Economic Development
Authority, Ser 1533, RB, 2.310%,
06/15/10, MBIA (b)                                               16,210   16,210
New Jersey Economic Development
Authority, Ser PT 1532, RB, 2.310%,
12/15/14, MBIA (b)                                               10,610   10,610
New Jersey State, Ser PT-2742, GO,
2.310%, 07/15/19, AMBAC (b)                                      12,600   12,600
New Jersey Transportation Trust Fund
Authority, Ser PA 802, RB, 2.310%,
12/15/09, FSA (b)                                                10,000   10,000
New Jersey Transportation Trust Fund
Authority, Ser PT-2489, RB, 2.310%,
12/15/17, Callable 12/15/15 @ 100,
AMBAC/FGIC (b)                                                   19,000   19,000
                                                                          ------
                                                                          68,420
                                                                          ------

NEW YORK (9.91%)
Metropolitan Transportation Authority,
Service Contract, Ser PA-1121R, RB,
2.310%, 07/01/11, MBIA (b)                                       12,495   12,495
New York City Housing Development
Corp., State Renaissance LLC, Ser A,
RB, AMT, 2.260%, 06/01/37, FHLMC (b)                             25,000   25,000
New York City Municipal Water
Finance Authority, Ser SGB 27, RB,
2.310%, 06/15/24, FSA (b)                                         9,000    9,000
New York City Municipal Water
Finance Authority, Water & Sewer
System, Ser PA 523, RB, 2.310%,
06/15/30, Callable 06/15/07 @ 101,
FGIC (b)                                                         32,640   32,640
New York Local Government Assistance
Corp., Ser PT 410, 2.310%, 04/01/10,
LOC: Merrill Lynch Capital Services, Inc. (b)                         5        5
New York State Dormitory Authority,
Secondary Issues, Ser PT-2645, RB,
2.310%, 03/15/17, Callable 03/15/15 @
100, AMBAC (b)                                                   10,000   10,000
New York State Dormitory Authority,
Ser PA-781, RB, 2.310%, 05/15/17,
Callable 05/15/10 @ 101, FSA (b)                                  6,655    6,655

New York State Housing Finance
Agency, 900 8th Ave. Housing Project,
Ser A, RB, AMT, 2.270%, 11/01/35,
LOC: Keybank N.A. (b)                                           15,000    15,000
New York State Thruway Authority, Ser
SG 119, RB, 2.350%, 01/01/27, LOC:
Societe Generale (b)                                            20,000    20,000
New York, Ser PT-2712, GO, 2.310%,
08/01/25, Callable 08/01/15 @ 100,
FGIC (b)                                                        14,000    14,000
Sales Tax Asset Receivables Corp., Ser
PT-2450, RB, 2.310%, 10/15/25,
Callable 10/15/14 @ 100, MBIA (b)                               14,985    14,985
Southeast Industrial Development
Agency, Unilock New York, Inc. Project,
RB, AMT, 2.500%, 12/01/12, LOC:
Bank One N.A. (b)                                                2,000     2,000
                                                                         -------
                                                                         161,780
                                                                         -------

NORTH CAROLINA (4.87%)
Charlotte Airport, Charlotte-Douglas
International, Ser A, RB, AMT, 2.310%,
07/01/17, MBIA (b)                                               3,700     3,700
Charlotte Water & Sewer System, RB,
2.800%, 02/28/06 (b)                                            21,500    21,500
Cleveland County Family YMCA, Inc.
Recreational Facilities, RB, 2.300%,
08/01/18, LOC: Branch Banking & Trust (b)                        2,400     2,400
Forsyth County, Communications
System Project, COP, 2.300%, 10/01/12,
LOC: Wachovia Bank N.A. (b)                                     10,345    10,345
Guilford County Industrial Facilities &
Pollution Control Financing, YMCA of
Greensboro, Inc. Project, RB, 2.300%,
02/01/23, LOC: Branch Banking & Trust
Co. (b)                                                          4,800     4,800
Guilford County, Ser B, GO, 2.300%,
03/01/25, LOC: Wachovia Bank N.A. (b)                           15,000    15,000
North Carolina Educational Facilities
Finance Agency, Guilford College Project,
RB, 2.400%, 05/01/24, MBIA (b)                                   2,000     2,000
North Carolina Medical Care
Commission Health Care Facilities,
Friends Homes Project, RB, 2.300%,
09/01/33, LOC: Bank of America N.A. (b)                          6,955     6,955
North Carolina Medical Care
Commission Health Care Facilities,
Lutheran Services for the Aging Project,
RB, 2.290%, 03/01/28, LOC: Branch
Banking & Trust Co. (b)                                          8,135     8,135
North Carolina Medical Care
Commission, Westcare Health Systems
Obligation, Ser A, RB, 2.300%,
09/01/22, LOC: Branch Banking & Trust
Co. (b)                                                          4,600     4,600
                                                                         -------
                                                                          79,435
                                                                         -------

OHIO (1.17%)
Ohio State Higher Educational Facility
Commission, Pooled Financing Project,
RB, 2.370%, 09/01/18, LOC: Fifth Third                           3,595     3,595

Bank (b)
Rickenbacker Port Authority, YMCA of
Central Ohio Project, RB, 2.320%,
05/01/22, LOC: Fifth Third Bank (b)                              7,500     7,500
Warren County Health Care Facilities,
Otterbein Homes Project, Ser A, RB,
2.490%, 07/01/21, LOC: Fifth Third
Bank (b)                                                         7,945     7,945
                                                                         -------
                                                                          19,040
                                                                         -------

OTHER (11.09%)
Eagle Tax-Exempt Trust, Ser 20001001,
Cl A, GO, 2.320%, 07/01/15, Callable
07/01/10 @ 100, LOC: Citibank N.A. (b)                           7,025     7,025
Eagle Tax-Exempt Trust, Ser 991301,
GO, 2.320%, 06/01/25, FSA (b) (c)                                9,900     9,900
Municipal Securities Pool Trust
Receipts, Ser SG P-18, RB, 2.430%,
01/01/35, LOC: Societe Generale (b) (c)                          8,800     8,800
Municipal Securities Pool Trust
Receipts, Ser SG-PG 17, 2.430%,
06/01/34 (b) (c)                                                29,585    29,585
Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-1001, Cl
D, 1.820%, 03/01/40 (b) (c)                                      9,120     9,120
Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-1001, Cl
I, 2.650%, 03/01/40 (b) (c)                                      9,120     9,120
Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-1003, Cl
A, 2.400%, 01/01/32 (b)                                         19,220    19,220
Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-1003, Cl
B, 2.380%, 01/01/32 (b) (c)                                     55,735    55,735
Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-34,
2.840%, 12/01/29 (b) (c)                                        30,000    30,000
Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-36, Cl A,
2.430%, 01/01/27 (b) (c)                                         2,590     2,590
                                                                         -------
                                                                         181,095
                                                                         -------

PENNSYLVANIA (4.72%)
Allegheny County Hospital
Development Authority, Ser PT-762, RB,
2.850%, 11/01/23, MBIA (b)                                      17,000    17,000
Allegheny County Hospital
Development Authority, Ser PT-878, RB,
2.310%, 10/01/19, Callable 10/01/05 @
100, FGIC (b)                                                   23,965    23,965
Berks County Industrial Development
Authority, Kutztown University
Foundation Project, RB, 2.290%,
01/01/27, LOC: Wachovia Bank N.A. (b)                           12,700    12,700
Cambria County Industrial Development
Authority, Cambria Cogen Co. Project,
Ser A-1, RB, AMT, 2.420%, 12/01/28,
LOC: Bayerische Hypo-Und Vereinsbank (b)                         7,125     7,125
Delaware River Port Authority, Ser PA
965, RB, 2.310%, 01/01/10, FSA (b)                               7,000     7,000
Philadelphia Authority for Industrial                            9,225     9,225
                                                                         -------

Development, Chemical Heritage
Foundation Project, RB, 2.290%,
07/01/27, LOC: Wachovia Bank N.A. (b)

                                                                          77,015
                                                                          ------
SOUTH CAROLINA (2.73%)
South Carolina Educational Facilities
Authority, Charleston Southern University
Project, RB, 2.300%, 04/01/28, LOC:
Bank of America N.A. (b)                                          5,450    5,450
South Carolina Educational Facilities
Authority, Newberry College Project, RB,
2.300%, 08/01/22, LOC: Branch
Banking & Trust Co. (b)                                           3,775    3,775
South Carolina Jobs-Economic
Development Authority, Anderson Area
YMCA, Inc. Project, RB, 2.350%,
11/01/24, LOC: Bank of America N.A. (b)                           7,100    7,100
South Carolina Jobs-Economic
Development Authority, Carolina Village,
Inc. Project, RB, 2.300%, 02/01/22,
LOC: Branch Banking & Trust Co. (b)                                 105      105
South Carolina Jobs-Economic
Development Authority, DCS Diversified
Coating Systems, Inc. Project, RB,
AMT, 2.400%, 04/01/17, LOC: Branch
Banking & Trust Co. (b)                                           2,195    2,195
South Carolina Jobs-Economic
Development Authority, Sargent Metal
Fabricators, Inc. Project, RB, AMT,
2.400%, 11/01/22, LOC: Branch Banking
& Trust Co. (b)                                                   2,435    2,435
South Carolina Jobs-Economic
Development Authority, USC
Development Foundation Project, RB,
2.300%, 12/01/10, LOC: Branch Banking
& Trust Co. (b)                                                   6,000    6,000
South Carolina Jobs-Economic
Development Authority, YMCA of
Beaufort County Project, RB, 2.300%,
12/01/24, LOC: Branch Banking & Trust
Co. (b)                                                           3,450    3,450
South Carolina State Housing Finance &
Development Authority, Ser PT 1272,
RB, 2.370%, 12/15/30, FHLMC (b)                                  10,000   10,000
University of South Carolina
Development Foundation, RB, 2.300%,
12/01/10, LOC: Branch Banking & Trust
Co. (b)                                                           4,000    4,000
                                                                          ------
                                                                          44,510
                                                                          ------
TENNESSEE (0.49%)
Covington Industrial Development
Board, Charms Co. Project, RB, AMT,
2.400%, 06/01/27, LOC: Bank of America
N.A. (b)                                                          3,000    3,000
Knox County Industrial Development
Board, Educational Services of America
Project, RB, 2.300%, 12/01/22, LOC:
Branch Banking & Trust Co. (b)                                    3,510    3,510

Metropolitan Government, Nashville &                              1,565    1,565
                                                                          ------

Davidson County Health & Educational
Facilities Board, Nashville Christian
School Project, RB, 2.640%, 09/01/23,
LOC: SouthTrust Bank N.A. (b)

                                                                           8,075
                                                                          ------
TEXAS (4.41%)
Coastal Bend Health Facilities
Development Corp., Ser B, RB, 2.240%,
08/15/28, AMBAC (b)                                              17,400   17,400
Harris County Industrial Development
Corp., Pollution Control, RB, 2.220%,
03/01/24 (b)                                                     14,400   14,400
Harris County Industrial Development
Corp., Pollution Control, RB, 2.220%,
03/01/24 (b)                                                      9,800    9,800
Houston Airport System, Ser SG 149,
RB, 2.320%, 07/01/28, Callable 07/01/10
@ 100, FSA (b)                                                   17,500   17,500
Houston Water & Sewer System, Ser
SG-78, RB, 2.310%, 12/01/25 (b)                                   8,835    8,835
Lower Colorado River Authority,
Merlots Project, Ser ZZZ, RB, 2.320%,
01/01/28, FSA (b)                                                 3,500    3,500
Pearland Independent School District,
Trust Receipts, Ser SG 106, 2.310%,
02/15/22 (b)                                                        600      600
                                                                          ------
                                                                          72,035
                                                                          ------
VIRGINIA (6.24%)
ABN AMRO Munitops Certificate Trust,
Ser 2003-33, RB, 2.300%, 04/01/11,
MBIA (b)                                                          5,370    5,370
Charlottesville Industrial Development
Authority, Seminole Project, Ser A, RB,
2.310%, 12/01/13, Callable 12/01/05 @
100, LOC: Branch Banking & Trust Co. (b)                          3,545    3,545
Chesterfield County Industrial
Development Authority, Ser PT 2133,
RB, 2.370%, 02/15/07, LOC: Merrill
Lynch Capital Services (b)                                        2,995    2,995
Clarke County Industrial Development
Authority, Hospital Facilities, Winchester
Medical Center Project, RB, 2.400%,
01/01/30, LOC: FSA (b)                                           28,000   28,000
Clarke County Industrial Development
Authority, Powhatan School District
Project, RB, 2.300%, 09/01/22, LOC:
Branch Banking & Trust Co. (b)                                    1,600    1,600
Danville-Pittsylvania Regional Industrial
Facility Authority, Institute of Advanced
Research Project, RB, 2.300%, 08/01/12,
LOC: Branch Banking & Trust Co. (b)                               2,325    2,325
Fairfax County Economic Development
Authority, Public Broadcasting Services
Project, RB, 2.270%, 07/01/40, LOC:
Bank of America N.A. (b)                                          7,500    7,500
Front Royal & Warren County Industrial
Development Authority, Warren
Memorial Hospital Project, RB, 2.300%,
05/01/23, LOC: Branch Banking & Trust                             2,895    2,895

Co. (b)
Lexington Industrial Development
Authority, V.M.I. Development Board,
Inc. Project, RB, 2.290%, 12/01/34,
LOC: Wachovia Bank N.A. (b)                                     10,000    10,000
Louisa County Industrial Development
Authority, University of Virginia Health
Services Foundation Project, RB,
2.300%, 10/01/30, LOC: First Union
National Bank (b)                                                3,000     3,000
Norfolk Redevelopment & Housing
Authority, Student Housing Project, RB,
2.300%, 07/01/34, LOC: Bank of America
N.A. (b)                                                         7,000     7,000
Shenandoah County Industrial
Development Authority, Shenandoah
Memorial Hospital Project, RB, 2.300%,
11/01/14, LOC: Branch Banking & Trust
Co. (b)                                                          3,270     3,270
University of Virginia, Merlots Project,
Ser B 31, RB, 2.320%, 06/01/27,
Callable 06/01/13 @100, LOC: Wachovia
Bank N.A. (b)                                                    4,725     4,725
Virginia Beach Development Authority,
Production Road Ventures Project, RB,
AMT, 2.390%, 09/01/16, LOC:
Wachovia Bank N.A. (b)                                           1,100     1,100
Virginia Biotechnology Research Park
Authority, United Network of Organ
Sharing Project, RB, 2.290%, 04/01/27,
LOC: Wachovia Bank N.A. (b)                                      6,730     6,730
Virginia College Building Authority,
Shenandoah University Project, RB,
2.290%, 05/01/32, LOC: Branch Banking
& Trust Co. (b)                                                  3,000     3,000
Virginia Resources Authority, Clean
Water Revenue, Ser PA 790, RB,
2.300%, 10/01/16, Callable 10/01/10 @
100, LOC: Merrill Lynch Capital
Services, Inc. (b) (c)                                           2,000     2,000
Virginia State Public School Authority,
Ser PT 1619, RB, 2.300%, 08/01/08,
LOC: Merrill Lynch Capital Services, Inc.
(b) (c)                                                          2,480     2,480
Williamsburg Industrial Development
Authority, Colonial Williamsburg
Project, RB, 2.290%, 10/01/35, LOC:
First Union National Bank (b)                                    4,220     4,220
                                                                         -------
                                                                         101,755
                                                                         -------
WASHINGTON (1.92%)
King County Housing Authority, Ser
PT 2185, RB, 2.300%, 09/20/42 (b)                                5,545     5,545
King County Sewer, Ser PA 1071, RB,
2.310%, 01/01/10, FSA (b)                                        7,495     7,495
Seattle Certificates, Ser 348, GO,
2.330%, 12/15/28, Callable 12/15/08 @
100, LOC: Morgan Stanley Dean Witter (b)                         4,495     4,495
Washington Public Power Supply
System, Nuclear Power Project No. 1, Ser                         3,745     3,745

1A-1, RB, 2.230%, 07/01/17, LOC:
Bank of America N.A. (b)
Washington State, Merlots Project, Ser
B23, GO, 2.320%, 12/01/25, Callable
06/01/13 @ 100, MBIA (b)                                     10,000       10,000
                                                                      ----------
                                                                          31,280
                                                                      ----------

WISCONSIN  (0.78%)
ABN AMRO Munitops Certificates
Trust, Ser 2004-49, GO, 2.340%,
05/01/12, FSA (b)                                             9,400        9,400
Appleton Industrial Development, Pro
Label Project, RB, AMT, 2.570%,
11/01/12, LOC: Bank One N.A. (b)                                585          585
Germantown Industrial, J.W. Speaker
Corp. Project, RB, AMT, 2.570%,
08/01/11, LOC: Bank One Milwaukee
N.A. (b)                                                        560          560
Holland Industrial Development, White
Clover Dairy, Inc. Project, RB, AMT,
2.470%, 06/01/13, LOC: Bank One N.A. (b)                        925          925
Oconomowoc Industrial Development,
Quest Technologies Project, RB, AMT,
2.470%, 05/01/18, LOC: Bank One
Wisconsin (b)                                                 1,190        1,190
                                                                      ----------
                                                                          12,660
                                                                      ----------

WYOMING  (1.22%)
Lincoln County Pollution Control,
Exxon Mobile Corp. Project, Ser A, RB,
2.220%, 11/01/14 (b)                                          8,720        8,720
Lincoln County Pollution Control,
Exxon Mobile Corp. Project, Ser B, RB,
2.220%, 11/01/14 (b)                                         11,265       11,265
                                                                      ----------
                                                                          19,985
                                                                      ----------
TOTAL MUNICIPAL BONDS (COST $1,610,303)                                1,610,303
                                                                      ----------

MONEY MARKET FUNDS  (1.12%)
Goldman Sachs Financial Square Funds,
Tax Free Money Market Fund                               18,196,871       18,197
                                                                      ----------
TOTAL MONEY MARKET FUNDS (COST $18,197)                                   18,197
                                                                      ----------

TOTAL INVESTMENTS (COST $1,628,500) (A) - 99.80%                       1,628,500
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.20%                              3,218
                                                                      ----------
NET ASSETS - 100.00%                                                  $1,631,718
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
Cl - Class
COP - Certificates of Participation

FGIC - Security insured by the Financial Guaranty Insurance Company. FHLB - Security insured by the Federal Home Loan Bank.
FHLMC - Security insured by Freddie Mac.
FNMA - Security insured by Fannie Mae
FSA - Security insured by Financial Security Assurance.
GNMA - Security insured by the Government National Mortgage Association. GO - General Obligation
LLC - Limited Liability Corporation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                             AMOUNT      VALUE
                                                            ---------   --------
U.S. GOVERNMENT AGENCIES (84.9%)
FANNIE MAE (47.8%)
3.109%, 08/10/05 (c)                                         $25,000    $ 24,914
3.208%, 08/29/05 (b)                                          35,000      34,997
3.220%, 09/06/05 (b)                                          50,000      49,993
3.100%, 09/15/05 (b)                                          50,000      49,994
2.420%, 10/14/05 (c)                                          20,000      19,861
2.984%, 11/10/05 (c)                                          10,000       9,895
3.212%, 12/29/05 (b)                                          55,000      54,987
3.046%, 01/09/06 (b)                                          49,200      49,186
3.587%, 04/28/06 (c)                                          10,000       9,710
3.179%, 05/22/06 (b)                                          17,000      16,998
3.616%, 05/26/06 (c)                                          10,000       9,681
                                                                        --------
                                                                         330,216
                                                                        --------
FEDERAL FARM CREDIT BANK (7.2%)
2.976%, 07/06/05 (c)                                          10,000       9,996
2.198%, 09/15/05 (c)                                          15,000      14,932
3.250%, 09/30/05 (b)                                          25,000      25,001
                                                                        --------
                                                                          49,929
                                                                        --------
FEDERAL HOME LOAN BANK (14.9%)
3.245%, 09/08/05 (b)                                          10,850      10,849
3.136%, 09/16/05 (b)                                          65,000      64,994
3.045%, 10/05/05 (b)                                          27,000      26,997
                                                                        --------
                                                                         102,840
                                                                        --------
FREDDIE MAC (15.0%)
2.967%, 07/05/05 (c)                                          20,000      19,992
2.333%, 09/20/05 (c)                                          10,000       9,949
2.346%, 10/18/05 (c)                                          15,000      14,896
2.802%, 11/15/05 (c)                                          20,000      19,793
3.543%, 04/18/06 (c)                                          10,000       9,723
3.604%, 05/02/06 (c)                                          15,000      14,556
3.664%, 05/30/06 (c)                                          15,000      14,509
                                                                        --------
                                                                         103,418
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $586,403)                           586,403
                                                                        --------

REPURCHASE AGREEMENTS (15.3%)
ABN AMRO Bank N.V., 3.305%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $6,376,245
(collateralized by U.S. Treasury
obligations; DN, 07/07/05-09/22/05; total
market value $6,503,469)                                       6,376       6,376
Bear Stearns & Co., Inc., 3.385%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $20,898,401
(collateralized by U.S. Government
Agencies; DN-6.000%,
10/09/19-04/01/35; total market value
$21,318,407)                                                  20,897      20,897

BNP Paribas, 3.305%, dated 06/30/05,
to be repurchased on 07/01/05, repurchase
price $10,190,245 (collateralized by U.S.
Government Agencies; 4.250%, 11/15/11;
total market value $10,394,252)                               10,189      10,189
Lehman Brothers, Inc., 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $27,864,956
(collateralized by U.S. Government
Agencies; 3.500%-9.500%,
11/15/05-06/15/35; total market value
$28,419,145)                                                  27,863      27,863
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $6,677,884
(collateralized by U.S. Government
Agencies; 5.500%, 06/01/35; total market
value $6,814,443)                                              6,677       6,677
Morgan Stanley, 3.355%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $14,249,472
(collateralized by U.S. Government
Agencies; 3.943%, 06/01/34; total market
value $14,533,142)                                            14,248      14,248
UBS Warburg LLC, 3.365%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $19,553,098
(collateralized by U.S. Government
Agencies; 5.000%, 04/15/32-10/15/34;
total market value $19,943,328)                               19,551      19,551
                                                                        --------
TOTAL REPURCHASE AGREEMENTS (COST $105,801)                              105,801
                                                                        --------
TOTAL INVESTMENTS (COST $692,204) (A) - 100.2%                           692,204
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                            (1,309)
                                                                        --------
NET ASSETS - 100.0%                                                     $690,895
                                                                        ========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
U.S. TREASURY OBLIGATIONS (28.2%)
U.S. TREASURY BILLS (16.9%)
3.242%, 07/15/05 (b)                                         $152,000   $151,814
3.009%, 08/25/05 (b)                                           35,000     34,841
3.049%, 09/15/05 (b)                                           65,000     64,587
                                                                        --------
                                                                         251,242
                                                                        --------
U.S. TREASURY NOTES (11.3%)
5.750%, 11/15/05                                              122,000    123,354
1.875%, 12/31/05                                               45,000     44,683
                                                                        --------
                                                                         168,037
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $419,279)                          419,279
                                                                        --------
REPURCHASE AGREEMENTS (82.2%)
ABN AMRO Bank N.V., 2.755%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $61,694,592
(collateralized by U.S. Treasury
Obligations, 5.500%, due 08/15/28; total
market value $62,924,739)                                      61,690     61,690
Bear Stearns & Co., Inc., 2.705%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $59,919,605
(collateralized by U.S. Treasury
Obligations, DN-6.250%, due
08/15/07-05/15/30; total market value
$62,330,664)                                                   59,915     59,915
BNP Paribas, 2.755%, dated 06/30/05, to
be repurchased 07/01/05, repurchase price
$343,589,291 (collateralized by U.S.
Treasury Obligations, 3.500%, due
11/15/09; total market value
$350,434,757)                                                 343,563    343,562
Deutsche Bank AG, 2.855%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $60,688,210
(collateralized by U.S. Treasury
Obligations, DN-3.625%, due
05/15/25-04/15/28; total market value
$61,697,066)                                                   60,683     60,683
Dresdner Bank AG, 2.805%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $55,035,799
(collateralized by U.S. Treasury
Obligations, DN-3.750%, due
09/22/05-03/31/07; total market value
$56,132,500)                                                   55,032     55,032
Greenwich Capital Markets, Inc.,
2.805%, dated 06/30/05, to be repurchased
on 07/01/05, repurchase price $64,161,435                      64,156     64,156

(collateralized by U.S. Treasury
Obligations, DN-7.125%, due
02/15/23-05/15/27; total market value
$65,440,342)
JPMorgan Chase & Co., 2.705%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $63,456,821
(collateralized by U.S. Treasury
Obligations, 3.000-6.125%, due
05/31/07-11/15/27; total market value
$64,722,399)                                                 63,452       63,452
Lehman Brothers, Inc., 2.705%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $60,425,110
(collateralized by U.S. Treasury
Obligations, 11.75%, due 11/15/14; total
market value $61,631,274)                                    60,421       60,421
Merrill Lynch & Co., Inc., 2.755%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $60,587,588
(collateralized by U.S. Treasury
Obligations, DN, due 05/15/12-05/15/17;
total market value $61,796,304)                              60,583       60,583
Morgan Stanley, 2.825%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $66,159,897
(collateralized by U.S. Treasury
Obligations, DN, due 08/15/17-11/15/18;
total market value $67,478,098)                              66,155       66,155
UBS Warburg LLC, 2.935%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $325,512,190
(collateralized by U.S. Treasury
Obligations, 2.000%; due 07/15/14; total
market value $332,000,114)                                  325,486      325,486
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $1,221,135)                          1,221,135
                                                                      ----------
TOTAL INVESTMENTS (COST $1,640,414) (A) - 110.4%                       1,640,414
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4)%                         (154,331)
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,486,083
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)  Rate represents the effective yield at purchase.

DN - Discount Note

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
VIRGINIA TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMERCIAL PAPERS (0.9%)
Peninsula Ports Authority, Coal
Terminal, Ser 1987 A, RB, 2.450%,
07/12/05                                                      $ 4,535    $ 4,535
                                                                         -------
TOTAL COMMERCIAL PAPERS (COST $4,535)                                      4,535
                                                                         -------

MUNICIPAL BONDS (98.7%)
GUAM (2.2%)
Guam Power Authority, Ser PA 531,
RB, 2.290%, 10/01/18, LOC: Merrill
Lynch Capital Services, Inc. (b)                               11,025     11,025
                                                                         -------

VIRGINIA (84.8%)
Albemarle County Industrial
Development Authority, Eldercare Gardens
Project, RB, 2.300%, 12/01/05, LOC:
Bank of America N.A. (b)                                        2,445      2,445
Albemarle County Industrial
Development Authority, University of
Virginia Health Services Project, RB,
2.290%, 10/01/22, LOC: Wachovia Bank
N.A. (b)                                                        6,185      6,185
Alexandria Industrial Development
Authority, American Red Cross Project,
RB, 2.340%, 01/01/09, LOC: First Union
National Bank (b)                                               2,070      2,070
Alexandria Industrial Development
Authority, Association for Supervision &
Currency Project, RB, 2.290%, 07/01/23,
LOC: First Union National Bank (b)                              1,485      1,485
Alexandria Industrial Development
Authority, Educational Facilities,
Alexandria County Day School Project,
RB, 2.340%, 06/01/25, LOC: First Union
National Bank (b)                                               4,180      4,180
Alexandria Industrial Development
Authority, Pooled Loan Program, Ser A,
RB, 2.300%, 07/01/26, LOC: Bank of
America N.A. (b)                                                1,000      1,000
Arlington County Ballston Public
Parking Project, RB, 2.350%, 08/01/17,
LOC: Citibank N.A. (b)                                          6,550      6,550
Arlington County Public Improvement,
GO, 3.000%, 05/15/06, LOC: St Aid
Withholding                                                     1,725      1,729
Ashland Industrial Development
Authority, Health & Community Services
Facilities, YMCA Greater Richmond                               8,605      8,605

Project, Ser A, RB, 2.290%, 11/01/20,
LOC: Wachovia Bank N.A. (b)
Charles City & County Economic
Development Authority, Waste
Management, Inc. Project, Ser A, RB,
AMT, 2.350%, 02/01/29, LOC:
JPMorgan Chase & Co. (b)                                          4,000    4,000
Chesapeake Bay Bridge & Tunnel
Community District Authority, General
Resolution Project, RB, 2.320%,
07/01/25, MBIA (b)                                                6,755    6,755
Chesterfield County Industrial
Development Authority, Ser PT 2133,
RB, 2.370%, 02/15/07, LOC: Merrill
Lynch Capital Services, Inc. (b)                                  4,000    4,000
Chesterfield County Industrial
Development Authority, Virginia State
University Real Estate Project, Ser A,
RB, 2.300%, 07/01/29, LOC: Bank of
America N.A. (b)                                                  1,265    1,265
Clarke County Industrial Development
Authority, Hospital Facilities, Winchester
Medical Center Project, RB, 2.400%,
01/01/30, FSA (b)                                                18,000   18,000
Danville-Pittsylvania Regional Industrial
Facility Authority, Institute of Advanced
Research Project, RB, 2.300%, 08/01/12,
LOC: Branch Banking & Trust Co. (b)                               7,130    7,130
Eagle Tax Exempt Trust Certificates, Ser
994601, RB, 2.320%, 05/15/19, Callable
05/15/09 @ 101 LOC: Citibank N.A. (b) (c)                        10,560   10,560
Fairfax County Economic Development
Authority, Flint Hill School Project, RB,
2.350%, 09/01/21, LOC: First Union
National Bank (b)                                                 4,640    4,640
Fairfax County Economic Development
Authority, Public Broadcasting Services
Project, RB, 2.270%, 07/01/40, LOC:
Bank of America N.A. (b)                                         12,000   12,000
Fairfax County Economic Development
Authority, Smithsonian Institute, Ser A,
RB, 2.200%, 12/01/33, LOC: Bank of
America N.A. (b)                                                  4,000    4,000
Fairfax County Economic Development
Authority, Smithsonian Institute, Ser B,
RB, 2.250%, 12/01/33, LOC: Bank of
America N.A. (b)                                                  2,700    2,700
Fairfax County Industrial Development
Authority, Fairfax Hospital Project, Ser B,
RB, 2.190%, 10/01/25 (b)                                          3,960    3,960
Fairfax County Industrial Development
Authority, Inova Health Systems Project,
RB, 2.190%, 01/01/30 (b)                                         15,600   15,600
Fairfax County Industrial Development
Authority, Inova Services Project, Ser A,
RB, 2.190%, 01/15/22 (b)                                            900      900
Fairfax County Sewer Authority, Ser
PA-1278, RB, 2.300%, 07/15/15,
Callable 07/15/14 @ 100, LOC: Merrill
Lynch Capital Services, Inc. (b) (c)                              5,000    5,000

Fairfax County Water Authority,
Municipal Trade Receipts Project, Ser
SGB - 40A, RB, 2.320%, 04/01/30 (b)                               7,850    7,850
Front Royal & Warren County Industrial
Development Authority, Warren
Memorial Hospital Project, RB, 2.300%,
05/01/23, LOC: Branch Banking & Trust Co. (b)                       570      570
Greater Richmond Convention Center
Authority, Hotel Tax, Ser PT-2570, RB,
2.300%, 06/15/23, Callable 06/15/15 @
100, MBIA (b)                                                     7,195    7,195
Greene County Industrial Development
Authority, Blue Ridge School Project,
RB, 2.300%, 06/01/26, LOC: Branch
Banking & Trust Co. (b)                                           5,730    5,730
Hampton Redevelopment & Housing
Authority, Multi-Family Housing, Avalon
at Hampton Inn Project, Ser A, RB,
2.250%, 06/15/26, LOC: Credit Suisse
First Boston LLC (b)                                              2,750    2,750
Hampton Redevelopment & Housing
Authority, Multi-Family Housing, Avalon
Pointe Project, RB, AMT, 2.290%,
06/15/26, FNMA (b)                                                4,537    4,537
Hampton Roads Jail Authority, Ser 569,
RB, 2.320%, 07/01/12, MBIA (b)                                    1,200    1,200
Hanover County Industrial Development
Authority, Residential Care Facility,
Covenant Woods Project, RB, 2.300%,
07/01/29, LOC: Branch Banking & Trust Co. (b)                    16,810   16,810
Henrico County Economic Development
Authority, Exempt Facility, White Oak
Ltd. Project, RB, 2.310%, 10/01/27, LOC:
Citibank N.A. (b)                                                 1,000    1,000
Henrico County Economic Development
Authority, Steward School Project, RB,
2.300%, 07/01/33, LOC: Branch Banking
& Trust Co. (b)                                                   2,700    2,700
James City & County Economic
Development Authority, Industrial
Development, Historic Jamestown Project,
RB, 2.290%, 11/01/24, LOC: Wachovia
Bank N.A. (b)                                                       800      800
King George County Industrial
Development Authority, Exempt Facility,
Birchwood Power Partners, Ser B, RB,
AMT, 2.370%, 12/01/24, LOC: Credit
Suisse First Boston LLC (b)                                       5,815    5,815
King George County Industrial
Development Authority, Lease, Ser PT
2473, RB, 2.300%, 03/01/24, FSA (b)                               5,275    5,275
Loudon County Industrial Development
Authority, Howard Hughes Medical
Institute Project, Ser D, RB, 2.350%,
02/15/38 (b)                                                      9,835    9,835
Loudon County Industrial Development
Authority, Howard Hughes Medical
Institute Project, Ser F, RB, 2.260%,
02/15/38 (b)                                                      4,400    4,400

02/15/38 (b)
Loudon County Industrial Development
Authority, Howard Hughes Medical
Institution, Ser E, RB, 2.350%, 02/15/38
(b)                                                               2,000    2,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical
Institute Project, Ser C, RB, 2.480%,
02/15/38 (b)                                                      4,000    4,000
Louisa County Industrial Development
Authority, Pooled Financing Project, RB,
2.300%, 01/01/20, LOC: Bank of
America N.A. (b)                                                  1,005    1,005
Lynchburg Industrial Development
Authority, Aerofin Project, RB, AMT,
2.430%, 03/01/29, LOC: PNC Bank N.A
(b)                                                               2,075    2,075
Lynchburg Industrial Development
Authority, Educational Facilities,
Randolph Macon Project, RB, 2.290%,
09/01/23, LOC: Wachovia Bank N.A
(b)                                                               7,870    7,870
Lynchburg Industrial Development
Hospital Facilities, VHA First Mortgage,
Mid Atlantic Project, Ser G, RB, 2.300%,
12/01/25, AMBAC (b)                                               6,930    6,930
Manassas School Project, GO, 3.000%,
07/01/05                                                          1,100    1,100
Newport News Industrial Development
Authority, CNU Warwick LLC Student
Housing Project, RB, 2.300%, 11/01/28,
LOC: Bank of America N.A. (b)                                     4,300    4,300
Newport News Redevelopment &
Housing Authority, Ser PT 1374, RB,
2.300%, 12/01/06, LOC: Merrill Lynch
Capital Services, Inc. (b)                                        8,950    8,950
Norfolk Industrial Development
Authority, Children's Hospital Facilities
Project, RB, 2.300%, 06/01/20, LOC:
Wachovia Bank N.A. (b)                                           15,300   15,300
Norfolk Redevelopment & Housing
Authority, Old Dominion University
Project, RB, 2.300%, 08/01/33, LOC:
Bank of America N.A. (b)                                          3,000    3,000
Norfolk Redevelopment & Housing
Authority, Old Dominion University
Project, Ser B, RB, 2.300%, 08/01/33,
LOC: Bank of America N.A. (b)                                     4,400    4,400
Orange County Industrial Development
Authority, Zamma Project, RB, 2.740%,
12/01/22, LOC: Southtrust Bank N.A. (b)                           1,860    1,860
Peninsula Ports Authority, Dominion
Terminal Associates Project, Ser C, RB,
2.260%, 07/01/16, LOC: Citibank N.A. (b)                          6,760    6,760
Peninsula Ports Authority, Riverside
Health Systems Project, RB, 2.430%,
07/01/37 (b)                                                     13,700   13,700
Portsmouth Industrial Development
Authority, Fairwood Homes Project, Ser                            2,645    2,645

A, RB, 2.350%, 11/01/27, LOC: Bank of
America N.A. (b)
Prince Edward County Industrial
Development Authority, Eldercare of
Virginia Project, RB, 2.300%, 08/01/05,
LOC: Bank of America N.A. (b)                                     2,050    2,050
Richmond, Ser PT 1601, 2.300%,
07/15/17, LOC: Merrill Lynch Capital
Services, Inc. (b)                                                9,300    9,300
Roanoke Industrial Development
Authority, Carilion Heath Systems, Ser
B, RB, 2.300%, 07/01/27, LOC: JP
Morgan Chase Bank (b)                                             3,450    3,450
Roanoke Industrial Development
Authority, Carilon Health System, Ser C,
RB, 2.270%, 07/01/27, LOC: Wachovia
Bank N.A. (b)                                                    18,035   18,035
Roanoke Industrial Development
Authority, Hollins University Project,
RB, 2.290%, 05/01/15, LOC: First Union
National Bank (b)                                                 5,500    5,500
Rockingham County Industrial
Development Authority, Sunnyside
Presbyterian Project, RB, 2.300%,
12/01/33, LOC: Branch Banking & Trust
Co. (b)                                                          10,420   10,420
Spotsylvania County Economic
Development Authority, Public Facilities,
Ser PT-2882, RB, 2.300%, 02/01/25,
Callable 02/01/15 @ 100, FSA (b)                                  2,000    2,000
University of Virginia, Ser A, RB,
2.350%, 06/01/34 (b)                                             20,200   20,200
Virginia Beach Development Authority,
Ocean Ranch Project, RB, 2.300%,
07/01/17, LOC: Branch Banking & Trust
Co. (b)                                                           1,785    1,785
Virginia College Building Authority,
Education Facilities, Ser 134, RB,
2.320%, 09/01/07, FSA (b)                                         9,425    9,425
Virginia College Building Authority,
Virginia Education Facilities, Ser PT
1574, RB, 2.300%, 09/01/10, LOC:
Merrill Lynch Capital Services, Inc. (b)                          7,500    7,500
Virginia Resources Authority, Clean
Water, Ser PA 790, RB, 2.300%,
10/01/16, Callable 10/01/10 @ 100,
LOC: Merrill Lynch Capital Services, Inc.
(b) (c)                                                           2,600    2,600
Virginia State Commonwealth
Transportation Board Authority, Ser SG
134, RB, 2.300%, 05/15/22, Callable
05/15/09 @ 101 (b)                                                3,495    3,495
Virginia State Housing Developmental
Authority, Commonwealth Mortgage, Ser
A, RB, AMT, 3.000%, 04/01/06                                      3,000    3,000
Virginia State Port Authority, Port
Facility, Ser SG 111, RB, 2.350%,
07/01/24 (b)                                                     14,705   14,705
Virginia State Public Building
Authority, Ser 131, RB, 2.310%,                                   1,785    1,785

08/01/19, Callable 08/01/08 @ 100 (b)
Virginia State Public School Authority,
Ser PT 1619, RB, 2.300%, 08/01/08,
LOC: Merrill Lynch Capital Services, Inc.
(b) (c)                                                          8,480     8,480
Virginia State Public School Authority,
Ser II-R 4050, RB, 2.320%, 08/01/17,
Callable 08/01/13 @ 100 (b)                                      4,140     4,140
Virginia State Public School Authority,
Ser PT-2746, RB, 2.300%, 08/01/16,
Callable 08/01/15 @ 100, LOC: St Aid
Withholding (b)                                                  3,800     3,800
Virginia State Small Business Financing
Authority, Clarke County Industrial
Development Project, RB, AMT,
2.400%, 07/01/25, LOC: Branch Banking
& Trust Co. (b)                                                  1,740     1,740
Williamsburg Industrial Development
Authority, Colonial Williamsburg
Museum Foundation Project, RB,
2.300%, 12/01/18, LOC: Bank of America
N.A. (b)                                                           250       250
                                                                         -------
                                                                         430,781
                                                                         -------

PUERTO RICO (11.7%)
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser PA 472,
RB, 2.280%, 07/01/18, FSA (b) (c)                                4,500     4,500
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser PA 605,
RB, 2.280%, 01/01/19, MBIA (b) (c)                               2,100     2,100
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser PT 1834,
RB, 2.280%, 01/01/09, AMBAC (b) (c)                             10,000    10,000
Puerto Rico Commonwealth, Ser PA
1229 R, GO, 2.280%, 01/01/13, MBIA
(b)                                                              7,300     7,300
Puerto Rico Commonwealth, Ser PA
774 R, 2.280%, 07/01/13, LOC: Merrill
Lynch Capital Services, Inc. (b) (c)                             7,000     7,000
Puerto Rico Electric Power Authority,
Ser PT-2636, RB, 2.280%, 07/01/24,
FGIC (b) (c)                                                     7,900     7,900
Puerto Rico Public Building Authority,
Ser 577, RB, 2.280%, 07/01/21, Callable
07/01/07 @ 101.5, AMBAC (b) (c)                                  7,000     7,000
Puerto Rico Public Finance Corp., Ser
PA 552, RB, 2.280%, 06/01/14,
AMBAC (b) (c)                                                    7,300     7,300
Puerto Rico Public Finance Corp., Ser
PA-502, 2.280%, 06/01/19, LOC: Merrill
Lynch Capital Services, Inc. (b) (c)                             6,315     6,315
                                                                         -------
                                                                          59,415
                                                                         -------
TOTAL MUNICIPAL BONDS (COST $501,221)                                    501,221
                                                                         -------

MONEY MARKET FUNDS (0.2%)
Federated Virginia Municipal Cash
Trust, Institutional Class                                   1,024,701     1,025
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $1,025)                                     1,025
                                                                         -------

TOTAL INVESTMENTS (COST $506,781) (A) - 99.8%                            506,781
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                               1,212
                                                                        --------
NET ASSETS - 100.0%                                                     $507,993
                                                                        ========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.\

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
FNMA - Security insured by Fannie Mae
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL CORE BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                            ---------   ------
ASSET BACKED SECURITIES (2.9%)
CREDIT CARD ABS (1.7%)
American Express Credit Account Master
Trust, Ser 2001-1, Cl A, 3.360%,
09/15/08 (b)                                                  $2,040    $2,042
BA Master Credit Card Trust, Ser 2001,
Cl A, 3.340%, 06/15/08 (b)                                     1,664     1,666
Bank One Issuance Trust, Ser 2003, Cl
A2, 3.270%, 10/15/08 (b)                                         276       276
Chase Issuance Trust, Ser 2005-A1, Cl
A1, 3.230%, 12/15/10 (b)                                       2,035     2,035
Citibank Credit Card Issuance Trust, Ser
2002, Cl A5, 3.450%, 09/17/07 (b)                                143       143
                                                                        ------
                                                                         6,162
                                                                        ------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
SLM Student Loan Trust, Ser 2005-3,
Cl A2, 3.169%, 10/25/13 (b)                                    2,032     2,032
                                                                        ------

FANNIE MAE (0.0%)
Guarantor Trust, Ser 2002-T10, Cl A1,
3.434%, 06/25/32 (b)                                              29        29
Guarantor Trust, Ser 2002-T13, Cl A1,
3.414%, 08/25/32 (b)                                              72        72
                                                                        ------
                                                                           101
                                                                        ------

FREDDIE MAC (0.0%)
Structured Pass Thru Securities, Ser
T-49, Cl AV, 3.464%, 12/25/32 (b)                                 34        34
                                                                        ------

HOME EQUITY ABS (0.6%)
Amortizing Residential Collateral Trust,
Ser 2002-BC1F, Cl A, 3.594%, 01/25/32 (b)                        135       135
Amortizing Residential Collateral Trust,
Ser 2002-BC3M, Cl A, 3.584%,
06/25/32 (b)                                                      81        81
Cityscape Home Equity Loan Trust, Ser
1996-3, Cl A8, 7.650%, 09/25/25                                   36        36
Countrywide Home Equity Loan Trust,
Ser 2002-B, Cl A1, 3.470%, 04/15/28 (b)                          524       525
Countrywide Home Equity Loan Trust,
Ser 2002-D, Cl A1, 3.460%, 08/15/28 (b)                          253       253
Delta Funding Home Equity Loan Trust,
Ser 1999-3, Cl A1F, 7.462%, 09/15/29                              14        14
EQCC Home Equity Loan Trust, Ser
1999-3, Cl A7F, 7.448%, 08/25/30                                  10        10
Fleet Home Equity Loan Trust, Ser
2003-1, Cl A, 3.630%, 01/20/33 (b)                                98        98
Greenpoint Home Equity Loan Trust,
Ser 2003-1, Cl A, 3.360%, 04/15/29 (b)                            83        83

Mellon Bank Home Equity Loan Trust,
Ser 2001-1, Cl A, 3.500%, 03/20/27 (b)                               89       89
MSDWCC Home Equity Line of Credit
Trust, Ser 2003-1, Cl A, 3.584%,
11/25/15 (b)                                                        123      123
New Century Home Equity Loan Trust,
Ser 1999-NCB, Cl A7, 7.540%,
06/25/29                                                             13       13
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.265%, 04/15/31 (b)                               13       13
Wachovia Asset Securitization, Inc., Ser
2002-HE2, Cl A, 3.744%, 12/25/32 (b)                                268      269
Wachovia Asset Securitization, Inc., Ser
2003-HE1, Cl A1, 3.604%, 03/25/33 (b)                               371      371
                                                                          ------
                                                                           2,113
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $10,445)                              10,442
                                                                          ------

CORPORATE BONDS (11.1%)
AEROSPACE/DEFENSE (0.2%)
United Technologies Corp., 4.875%,
05/01/15                                                            820      839
                                                                          ------

AIRLINES (0.3%)
Southwest Airlines Co., 5.125%,
03/01/17                                                            930      912
                                                                          ------

AUTO MANUFACTURERS (0.2%)
DaimlerChrysler NA Holdings, 8.500%,
01/18/31                                                            522      661
                                                                          ------

BANKS (0.4%)
Bank of America Corp., 7.400%,
01/15/11                                                          1,075    1,231
BNP US Funding LLC, 7.738%,
12/31/49, Callable 12/05/07 @ 100.00 (b) (d) (e)                    240      258
                                                                          ------
                                                                           1,489
                                                                          ------

BUILDING MATERIALS (0.2%)
American Standard, Inc., 7.625%,
02/15/10                                                            585      654
                                                                          ------

COMMERCIAL SERVICES (0.3%)
ERAC USA Finance Co., 5.600%,
05/01/15 (d)                                                        395      408
R. R. Donnelley & Sons Co., 4.950%,
04/01/14                                                            770      753
                                                                          ------
                                                                           1,161
                                                                          ------

COMPUTERS (0.0%)
NCR Corp., 7.125%, 06/15/09                                          70       76
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (3.7%)
Capital One Financial Corp., 4.800%,
02/21/12                                                            605      602
CIT Group, Inc., 5.125%, 09/30/14                                   830      844
Citigroup, Inc., 5.125%, 05/05/14                                   450      469
Citigroup, Inc., 5.850%, 12/11/34                                   565      625
Ford Motor Credit Co., 7.000%,
10/01/13                                                          1,035      993
Fund American Cos., Inc., 5.875%,                                 1,120    1,167

05/15/13
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                  1,210    1,209
HSBC Holdings PLC, 7.625%,
05/17/32 (d)                                                        420      552
John Deere Capital Corp., 3.900%,
01/15/08                                                            275      273
JPMorgan Chase & Co., 6.625%,
03/15/12                                                          1,025    1,141
Lazard Group LLC, 7.125%, 05/15/15 (d)                            1,795    1,810
MBNA Corp., 7.500%, 03/15/12                                        330      385
MBNA Corp., 6.125%, 03/01/13                                        680      741
Merrill Lynch & Co., Inc., 3.700%,
04/21/08                                                            285      282
Merrill Lynch & Co., Inc., 5.000%,
01/15/15                                                            635      650
Morgan Stanley, 5.300%, 03/01/13                                  1,505    1,564
                                                                          ------
                                                                          13,307
                                                                          ------

ELECTRIC (0.8%)
Entergy Gulf States, Inc., 4.875%,
11/01/11, Callable 11/01/06 @ 100                                   310      308
Exelon Corp., 5.625%, 06/15/35                                    1,295    1,306
Northern States Power Co., 2.875%,
08/01/06                                                            165      163
Pacific Gas & Electric Co., 6.050%,
03/01/34                                                            860      948
Public Service Co. of Colorado, Ser 14,
4.375%, 10/01/08                                                    130      130
                                                                          ------
                                                                           2,855
                                                                          ------

ENTERTAINMENT (0.0%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                             80       80
                                                                          ------

HOME BUILDERS (0.3%)
Lennar Corp., 5.950%, 03/01/13                                      330      351
Pulte Homes, Inc., 4.875%, 07/15/09                                 470      470
Pulte Homes, Inc., 5.250%, 01/15/14                                 300      300
                                                                          ------
                                                                           1,121
                                                                          ------

INSURANCE (0.4%)
MetLife, Inc., 5.000%, 06/15/15                                     415      421
Monumental Global Funding, 5.200%,
01/30/07 (d)                                                        105      107
Prudential Financial, Inc., 3.750%,
05/01/08                                                            325      322
Prudential Financial, Inc., 5.100%,
09/20/14                                                            450      463
                                                                          ------
                                                                           1,313
                                                                          ------

INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                    480      533
                                                                          ------

LEISURE TIME (0.0%)
Harley Davidson Funding Corp.,
3.625%, 12/15/08 (d)                                                 90       88
                                                                          ------

LODGING (0.3%)
Harrah's Operating Co., Inc., 5.375%,
12/15/13                                                            378      383
Marriott International, Inc., 4.625%,                               610      604
                                                                          ------

06/15/12
                                                                             987
                                                                           -----

MEDIA (1.0%)
Comcast Cable Communications, Inc.,
7.125%, 06/15/13                                                   1,055   1,210
Comcast Cable Communications, Inc.,
7.050%, 03/15/33                                                      80      94
Cox Communications, Inc., 4.625%,
06/01/13                                                             540     524
News America Holdings, Inc., 9.250%,
02/01/13                                                             470     594
News America Holdings, Inc., 6.200%,
12/15/34                                                             200     210
Time Warner, Inc., 7.625%, 04/15/31                                  785     980
                                                                           -----
                                                                           3,612
                                                                           -----

MINING (0.4%)
Codelco, Inc., 5.500%, 10/15/13                                      640     668
Inco Ltd., 5.700%, 10/15/15                                          775     807
                                                                           -----
                                                                           1,475
                                                                           -----

MISCELLANEOUS MANUFACTURER (0.6%)
General Electric Co., 5.000%,
02/01/13                                                           1,990   2,055
                                                                           -----
OIL & GAS (0.3%)
Devon Energy Corp., 10.250%,
11/01/05                                                              25      25
Devon Financing Corp. ULC, 7.875%,
09/30/31                                                             355     462
Enterprise Products Operating LP, Ser
B, 6.875%, 03/01/33                                                  405     457
Motiva Enterprises LLC, 5.200%,
09/15/12 (d)                                                         240     247
                                                                           -----
                                                                           1,191
                                                                           -----

PIPELINES (0.6%)
Centerpoint Energy Resources Corp., Ser
B, 7.875%, 04/01/13                                                  655     778
K N Capital Trust III, 7.630%,
04/15/28                                                             510     597
Kinder Morgan, Inc., 7.250%,
03/01/28                                                             280     332
Panhandle Eastern Pipe Line Co. LLC,
2.750%, 03/15/07                                                      70      68
Panhandle Eastern Pipe Line Co. LLC,
Ser B, 4.800%, 08/15/08                                              260     263
                                                                           -----
                                                                           2,038
                                                                           -----

REITS (0.1%)
Simon Property Group LP, 6.375%,
11/15/07                                                             275     287
                                                                           -----

RETAIL (0.1%)
Federated Department Stores, Inc.,
6.900%, 04/01/29                                                     220     255
                                                                           -----

SAVINGS & LOANS (0.1%)
Golden West Financial Corp., 4.125%,
08/15/07                                                             340     341
                                                                           -----

TELECOMMUNICATIONS (0.7%)
SBC Communications, Inc., 6.450%,
06/15/34                                                             400     450

Sprint Capital Corp., 8.750%,
03/15/32                                                            900    1,252
Verizon Global Funding Corp., 7.750%,
12/01/30                                                            570      736
                                                                          ------
                                                                           2,438
                                                                          ------
TOTAL CORPORATE BONDS (COST $38,810)                                      39,768
                                                                          ------

U.S. GOVERNMENT AGENCIES (23.1%)
FANNIE MAE (9.4%)
4.500%, 10/01/18                                                    363      362
5.500%, 07/01/19                                                  2,673    2,745
5.000%, 08/01/19                                                    249      252
5.500%, 08/01/19                                                    819      842
5.000%, 09/01/19                                                    159      161
5.500%, 09/01/19                                                    258      265
5.000%, 10/01/19                                                    180      182
5.000%, 10/01/19                                                    274      278
5.500%, 12/01/19                                                     71       73
4.500%, 04/01/20                                                    984      980
4.500%, 06/16/20 (f)                                              3,685    3,667
5.000%, 06/16/20 (f)                                              6,474    6,544
5.500%, 06/16/20 (f)                                              1,700    1,745
6.000%, 04/01/31                                                     34       35
6.500%, 06/01/32                                                    101      104
5.500%, 02/01/33                                                    496      504
6.500%, 03/01/33                                                    395      409
5.500%, 06/01/33                                                  3,103    3,147
6.500%, 10/01/33                                                    128      133
6.500%, 10/01/33                                                    155      160
5.000%, 11/01/33                                                  3,900    3,904
6.000%, 11/01/33                                                    200      206
6.000%, 11/01/33                                                    111      114
6.000%, 11/01/33                                                     70       71
6.500%, 11/01/33                                                  1,120    1,160
6.500%, 11/01/33                                                    131      135
6.000%, 12/01/33                                                    374      384
6.000%, 12/01/33                                                     76       78
6.000%, 12/01/33                                                     95       97
7.000%, 01/01/34                                                  1,068    1,126
6.000%, 03/01/34                                                    119      122
6.000%, 04/01/34                                                    123      126
6.000%, 04/01/34                                                    136      140
6.000%, 04/01/34                                                    114      117
6.000%, 05/01/34                                                    120      123
6.000%, 05/01/34                                                    247      254
6.000%, 05/01/34                                                    102      105
6.500%, 07/01/34                                                    183      189
6.000%, 01/01/35                                                  2,199    2,256
5.500%, 07/15/35 (f)                                                532      539
                                                                          ------
                                                                          33,834
                                                                          ------

FREDDIE MAC (12.9%)
8.500%, 03/01/20                                                      1        1
6.000%, 01/01/29                                                    100      103
6.000%, 12/01/31                                                  1,725    1,772
6.500%, 07/01/32                                                    181      187
6.000%, 12/01/32                                                  1,166    1,197
6.000%, 04/01/33                                                  1,812    1,860
5.000%, 07/01/33                                                    236      236
6.000%, 07/15/33 (f)                                              3,063    3,141
6.000%, 10/01/33                                                     39       40
6.000%, 12/01/33                                                    160      164

6.000%, 01/01/34                                                  74         76
6.000%, 01/01/34                                                 333        342
6.000%, 01/01/34                                                 104        107
6.000%, 02/01/34                                                 511        524
6.500%, 05/01/34                                               3,757      3,890
6.000%, 06/01/34                                                 207        212
6.000%, 07/01/34                                               1,199      1,230
6.000%, 07/01/34                                                 151        155
6.000%, 08/01/34                                                  35         36
6.000%, 08/01/34                                                 182        187
6.500%, 04/01/35                                               5,323      5,512
5.000%, 07/14/35 (f)                                          14,796     14,998
5.500%, 07/14/35 (f)                                          10,153     10,153
                                                                       --------
                                                                         46,123
                                                                       --------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.8%)
5.500%, 02/15/33                                               2,865      2,929
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $82,938)                            82,886
                                                                       --------

U.S. TREASURY OBLIGATIONS (71.9%)
U.S. TREASURY BILLS (7.8%)
2.656%, 07/14/05 (c)                                          28,089     28,060
                                                                       --------

U.S. TREASURY BONDS (9.1%)
10.750%, 08/15/05                                              7,316      7,383
5.375%, 02/15/31                                              21,590     25,477
                                                                       --------
                                                                         32,860
                                                                       --------

U.S. TREASURY NOTES (55.0%)
1.500%, 07/31/05                                               5,040      5,033
6.500%, 08/15/05                                               2,993      3,005
3.500%, 11/15/06                                              35,570     35,530
3.125%, 05/15/07                                              43,255     42,846
3.500%, 05/31/07                                              12,675     12,636
3.750%, 05/15/08                                               1,405      1,408
6.000%, 08/15/09                                              41,660     45,266
3.625%, 06/15/10                                               5,925      5,899
4.250%, 08/15/13                                              39,050     40,026
4.250%, 11/15/14                                               6,045      6,187
                                                                       --------
                                                                        197,836
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $257,311)                         258,756
                                                                       --------

REPURCHASE AGREEMENTS (3.3%)
Lehman Brothers, Inc., 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $11,751,921
(collateralized by U.S. Government
Agencies; 5.500%, due 04/01/34; total
market value $11,987,428)                                     11,751     11,751
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (COST $11,751)                               11,751
                                                                       --------
TOTAL INVESTMENTS (COST $401,255) (A) - 112.3%                          403,603
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3)%                         (44,077)
                                                                       --------
NET ASSETS - 100.0%                                                    $359,526
                                                                       ========

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $401,617 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $2,553
Unrealized Depreciation..................     (567)
                                            ------
Unrealized Appreciation (Depreciation)...   $1,986
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(f)  This security was purchased on a when-issue basis.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS (15.1%)
AEROSPACE/DEFENSE (0.3%)
United Technologies Corp., 4.875%,
05/01/15                                                       $165      $  169
                                                                         ------

AUTO MANUFACTURERS (0.3%)
DaimlerChrysler NA Holdings Corp.,
7.300%, 01/15/12                                                150         168
                                                                         ------

BANKS (1.7%)
Bank of America Corp., 7.400%,
01/15/11                                                        550         629
Bank One Corp., 7.625%, 08/01/05                                320         321
                                                                         ------
                                                                            950
                                                                         ------

BIOTECHNOLOGY (0.6%)
Amgen, Inc., 4.000%, 11/18/09                                   315         313
                                                                         ------
DIVERSIFIED FINANCIAL SERVICES (6.5%)
American Express Co., 3.750%,
11/20/07                                                        550         546
Caterpillar Financial Services Corp.,
4.500%, 06/15/09                                                290         293
CIT Group, Inc., 5.125%, 09/30/14                               195         198
Citigroup, Inc., 5.125%, 05/05/14                               460         480
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                405         405
Household Finance Corp., 6.375%,
11/27/12                                                        560         618
JPMorgan Chase & Co., 6.625%,
03/15/12                                                        495         551
Merrill Lynch & Co., Inc., 3.700%,
04/21/08                                                         55          54
Merrill Lynch & Co., Inc., 5.000%,
01/15/15                                                        135         138
Morgan Stanley, 5.300%, 03/01/13                                380         395
                                                                         ------
                                                                          3,678
                                                                         ------

ELECTRIC (0.4%)
Consolidated Edison Co. of New York,
Inc., 4.700%, 06/15/09                                          145         147
Florida Power & Light Co., 6.875%,
12/01/05                                                         55          56
                                                                         ------
                                                                            203
                                                                         ------

INSURANCE (0.6%)
MetLife, Inc., 5.000%, 06/15/15                                  95          96
Prudential Financial, Inc., 3.750%,
05/01/08                                                        135         135
Prudential Financial, Inc., 5.100%,
09/20/14                                                         85          87
                                                                         ------
                                                                            318
                                                                         ------

INVESTMENT COMPANIES (0.3%)

Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                175         194
                                                                        -------

MISCELLANEOUS MANUFACTURER (2.0%)
General Electric Co., 5.000%,
02/01/13                                                      1,095       1,131
                                                                        -------

RETAIL (0.5%)
Wal-Mart Stores, Inc., 4.550%,
05/01/13                                                        280         283
                                                                        -------

SAVINGS & LOANS (0.3%)
Golden West Financial Corp., 4.125%,
08/15/07                                                        185         185
                                                                        -------

SOFTWARE (1.0%)
First Data Corp., 4.700%, 11/01/06                              560         566
                                                                        -------

TELECOMMUNICATIONS (0.6%)
SBC Communications, Inc., 5.625%,
06/15/16                                                        120         127
Verizon Global Funding Corp., 7.250%,
12/01/10                                                        205         232
                                                                        -------
                                                                            359
                                                                        -------
TOTAL CORPORATE BONDS (COST $8,382)                                       8,517
                                                                        -------

U.S. GOVERNMENT AGENCIES (1.0%)
FANNIE MAE (1.0%)
5.725%, 03/01/12                                                230         246
6.260%, 05/01/12                                                311         341
                                                                        -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $582)                                  587
                                                                        -------

U.S. TREASURY OBLIGATIONS (82.9%)
U.S. TREASURY NOTES (82.9%)
3.500%, 11/15/06                                             12,800      12,785
3.375%, 02/28/07                                                115         114
3.125%, 05/15/07                                             13,140      13,017
3.125%, 04/15/09                                                600         588
6.000%, 08/15/09                                             11,650      12,658
4.250%, 08/15/13                                              7,280       7,462
                                                                        -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $46,688)                           46,624
                                                                        -------

REPURCHASE AGREEMENTS (2.2%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $1,265,059
(collaterized by U.S. Government
Agencies, 5.500% due 06/01/35; total
market value $1,292,658)                                      1,265       1,265
                                                                        -------
TOTAL REPURCHASE AGREEMENTS (COST $1,265)                                 1,265
                                                                        -------
TOTAL INVESTMENTS (COST $56,917) (A) - 101.2%                            56,993
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%                             (679)
                                                                        -------
NET ASSETS - 100.0%                                                     $56,314
                                                                        =======

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $56,933 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 274
Unrealized Depreciation..................    (214)
                                            -----
Unrealized Appreciation (Depreciation)...   $  60
                                            =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (0.3%)
HOME EQUITY ABS (0.3%)
Cityscape Home Equity Loan Trust, Ser
1996-3, Cl A8, 7.650%, 09/25/25                                 $ 18       $ 18
Contimortgage Home Equity Loan
Trust, Ser 1996-2, Cl A8, 7.900%,
07/15/27                                                         107        109
Delta Funding Home Equity Loan Trust,
Ser 1999-3, Cl A1F, 7.462%, 09/15/29                              13         14
EQCC Home Equity Loan Trust, Ser
1999-3, Cl A7F, 7.448%, 08/25/30                                  10         10
New Century Home Equity Loan Trust,
Ser 1999-NCB, Cl A7, 7.540%,
06/25/29                                                          10         10
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.265%, 04/15/31 (b)                            30         30
                                                                           ----
TOTAL ASSET BACKED SECURITIES (COST $193)                                   191
                                                                           ----

CORPORATE BONDS (22.1%)
AEROSPACE/DEFENSE (0.4%)
United Technologies Corp., 4.875%,
05/01/15                                                         245        251
                                                                           ----

AIRLINES (0.5%)
Southwest Airlines Co., 5.125%,
03/01/17                                                         285        279
                                                                           ----

AUTO MANUFACTURERS (0.6%)
DaimlerChrysler NA Holdings Corp.,
7.300%, 01/15/12                                                 310        346
                                                                           ----

BANKS (1.6%)
Bank of America Corp., 7.400%,
01/15/11                                                         355        407
BNP US Funding LLC, 7.738%,
12/31/49, Callable 12/05/07 @ 100.00 (b)
(d) (e)                                                          260        280
Wells Fargo & Co., 5.125%, 02/15/07                              270        274
                                                                           ----
                                                                            961
                                                                           ----

BUILDING MATERIALS (0.3%)
American Standard, Inc., 7.625%,
02/15/10                                                         170        190
                                                                           ----

COMMERCIAL SERVICES (0.6%)
ERAC USA Finance Co., 5.600%,
05/01/15 (d)                                                     120        124
R. R. Donnelley & Sons Co., 4.950%,
04/01/14                                                         230        225
                                                                           ----
                                                                            349
                                                                           ----

COMPUTERS (0.1%)

NCR Corp., 7.125%, 06/15/09                                          60       65
                                                                           -----

DIVERSIFIED FINANCIAL SERVICES (8.9%)
Capital One Financial Corp., 4.800%,
02/21/12                                                            130      129
CIT Group, Inc., 5.125%, 09/30/14                                   250      254
Citigroup, Inc., 5.125%, 05/05/14                                   330      344
Ford Motor Credit Co., 7.000%,
10/01/13                                                            310      297
Fund American Cos., Inc., 5.875%,
05/15/13                                                            350      365
General Electric Capital Corp., 4.250%,
01/15/08                                                            715      719
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                    310      310
Household Finance Corp., 4.125%,
12/15/08                                                            555      552
John Deere Capital Corp., 3.900%,
01/15/08                                                             95       94
JPMorgan Chase & Co., 6.625%,
03/15/12                                                            330      367
Lazard Group LLC, 7.125%, 05/15/15
(d)                                                                 535      541
MBNA Corp., 6.125%, 03/01/13                                        330      360
Merrill Lynch & Co., Inc., 3.700%,
04/21/08                                                             60       59
Merrill Lynch & Co., Inc., 5.000%,
01/15/15                                                            185      189
Morgan Stanley, 5.800%, 04/01/07                                    220      226
Morgan Stanley, 5.300%, 03/01/13                                    455      473
SLM Corp., 5.625%, 04/10/07                                          85       87
                                                                           -----
                                                                           5,366
                                                                           -----

ELECTRIC (0.8%)
Entergy Gulf States, Inc., 4.875%,
11/01/11, Callable 11/01/06 @ 100                                    50       50
Exelon Corp., 4.900%, 06/15/15                                      395      396
Northern States Power Co., 2.875%,
08/01/06                                                             60       59
                                                                           -----
                                                                             505
                                                                           -----

ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                             40       40
                                                                           -----

HOME BUILDERS (0.5%)
Lennar Corp., 5.950%, 03/01/13                                       50       53
Pulte Homes, Inc., 4.875%, 07/15/09                                 155      155
Pulte Homes, Inc., 5.250%, 01/15/14                                  90       90
                                                                           -----
                                                                             298
                                                                           -----

INSURANCE (0.6%)
MetLife, Inc., 5.000%, 06/15/15                                     125      127
Prudential Financial, Inc., 3.750%,
05/01/08                                                             90       89
Prudential Financial, Inc., 5.100%,
09/20/14                                                            140      144
                                                                           -----
                                                                             360
                                                                           -----

INVESTMENT COMPANIES (0.3%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                    160      178
                                                                           -----

LEISURE TIME (0.1%)

Harley Davidson Funding Corp.,
3.625%, 12/15/08 (d)                                                65        64
                                                                          ------

LODGING (0.5%)
Harrah's Operating Co., Inc., 5.375%,
12/15/13                                                           110       112
Marriott International, Inc., 4.625%,
06/15/12                                                           180       178
                                                                          ------
                                                                             290
                                                                          ------

MEDIA (1.7%)
Comcast Cable Communications, Inc.,
7.125%, 06/15/13                                                   260       298
News America Holdings, Inc., 9.250%,
02/01/13                                                           220       278
Time Warner, Inc., 9.120%, 01/15/13                                330       417
                                                                          ------
                                                                             993
                                                                          ------

MINING (0.7%)
Codelco, Inc., 5.500%, 10/15/13                                    155       162
Inco Ltd., 5.700%, 10/15/15                                        230       239
                                                                          ------
                                                                             401
                                                                          ------

MISCELLANEOUS MANUFACTURER (0.3%)
General Electric Co., 5.000%,
02/01/13                                                           185       191
                                                                          ------

OIL & GAS (0.6%)
Enterprise Products Operating LP,
5.600%, Series B 10/15/14                                          245       252
Motiva Enterprises LLC, 5.200%,
09/15/12 (d)                                                        90        93
                                                                          ------
                                                                             345
                                                                          ------

PIPELINES (1.0%)
Centerpoint Energy Resources Corp., Ser
B, 7.875%, 04/01/13                                                220       261
Kinder Morgan, Inc., 6.500%,
09/01/12                                                           280       309
                                                                          ------
                                                                             570
                                                                          ------

RETAIL (0.1%)
Federated Department Stores, 7.450%,
07/15/17                                                            70        84
                                                                          ------

SAVINGS & LOANS (0.2%)
Golden West Financial Corp., 4.125%,
08/15/07                                                           100       100
                                                                          ------

TELECOMMUNICATIONS (1.6%)
Deutsche Telekom International Finance
Corp., 8.500%, 06/15/10 (c)                                        105       122
SBC Communications, Inc., 5.625%,
06/15/16                                                           125       132
Sprint Capital Corp., 8.375%,
03/15/12                                                           300       360

Verizon Global Funding Corp., 7.250%,
12/01/10                                                           315       357
                                                                          ------
                                                                             971
                                                                          ------
TOTAL CORPORATE BONDS (COST $12,982)                                      13,197
                                                                          ------

U.S. GOVERNMENT AGENCIES (0.2%)
FANNIE MAE (0.1%)
6.000%, 07/01/09                                                    98        99
                                                                          ------

FREDDIE MAC (0.1%)
6.500%, 08/01/08                                                   47         48
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $147)                                   147
                                                                         -------

U.S. TREASURY OBLIGATIONS (75.6%)
U.S. TREASURY NOTES (75.6%)
1.500%, 07/31/05                                                  200        200
3.500%, 11/15/06                                                7,760      7,751
3.125%, 05/15/07                                               12,100     11,985
3.500%, 05/31/07                                                4,405      4,392
3.125%, 04/15/09                                                  625        612
6.000%, 08/15/09                                               10,755     11,686
4.375%, 08/15/12                                                   50         52
4.250%, 08/15/13                                                8,220      8,426
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $45,104)                            45,104
                                                                         -------

REPURCHASE AGREEMENTS (1.7%)
Lehman Brothers, Inc., 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $698,787 (collateralized
by U.S. Government Agencies; 5.500%,
due 04/01/34; total market value
$712,993)                                                       1,029      1,028
                                                                         -------
TOTAL REPURCHASE AGREEMENTS (COST $1,028)                                  1,028
                                                                         -------
TOTAL INVESTMENTS (COST $59,454) (A) - 99.9%                              59,667
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                  34
                                                                         -------
NET ASSETS - 100.0%                                                      $59,701
                                                                         =======

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $59,546 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 289
Unrealized Depreciation..................    (168)
                                            -----
Unrealized Appreciation (Depreciation)...   $ 121
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Step bond.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL LIMITED DURATION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (47.8%)
CREDIT CARD ABS (17.3%)
American Express Credit Account Master
Trust, Ser 2001-1, Cl A, 3.360%,
01/01/49 (b)                                                   $1,731    $ 1,733
BA Master Credit Card Trust, Ser 2001,
Cl A, 3.340%, 06/15/08 (b)                                      3,000      3,003
Chase Issuance Trust, Ser 2005-A1, Cl
A1, 3.230%, 12/15/10 (b)                                        2,960      2,960
Citibank Credit Card Issuance Trust, Ser
2002, Cl A5, 3.450%, 09/17/07 (b)                               3,000      3,000
MBNA Credit Card Master Note Trust,
3.350%, 05/17/10 (b)                                            3,000      3,009
                                                                         -------
                                                                          13,705
                                                                         -------

DIVERSIFIED FINANCIAL SERVICES (3.9%)
SLM Student Loan Trust, Ser 2005-3,
Cl A2, 3.169%, 10/25/13 (b)                                     3,103      3,104
                                                                         -------

FANNIE MAE (4.5%)
Guarantor Trust, Ser 2002-T10, Cl A1,
3.434%, 06/25/32 (b)                                            1,422      1,418
Guarantor Trust, Ser 2002-T13, Cl A1,
3.414%, 08/25/32 (b)                                            2,178      2,178
                                                                         -------
                                                                           3,596
                                                                         -------

FREDDIE MAC (1.9%)
Structured Pass Thru Securities, Ser
T-49, Cl AV, 3.464%, 12/25/32 (b)                               1,498      1,499
                                                                         -------

HOME EQUITY ABS (20.2%)
Amortizing Residential Collateral Trust,
Ser 2002-BC1F, Cl A, 3.594%, 01/25/32 (b)                       2,045      2,043
Amortizing Residential Collateral Trust,
Ser 2002-BC3M, Cl A, 3.584%,
06/25/32 (b)                                                    1,073      1,074
Countrywide Home Equity Loan Trust,
Ser 2002-B, Cl A1, 3.470%, 04/15/28 (b)                         1,624      1,624
Countrywide Home Equity Loan Trust,
Ser 2002-D, Cl A1, 3.460%, 08/15/28 (b)                         2,013      2,014
Fleet Home Equity Loan Trust, Ser
2003-1, Cl A, 3.630%, 01/20/33 (b)                              2,635      2,638
Greenpoint Home Equity Loan Trust,
Ser 2003-1, Cl A, 3.360%, 04/15/29 (b)                          1,319      1,321
Mellon Bank Home Equity Loan Trust,
Ser 2001-1, Cl A, 3.500%, 03/20/27 (b)                          2,219      2,214
Wachovia Asset Securitization, Inc., Ser
2002-HE2, Cl A, 3.744%, 12/25/32 (b)                              563        566
Wachovia Asset Securitization, Inc., Ser
2003-HE1, Cl A1, 3.604%, 03/25/33 (b)                           2,468      2,470
                                                                         -------
                                                                          15,964
                                                                         -------

TOTAL ASSET BACKED SECURITIES (COST $37,861)                              37,868
                                                                         -------

U.S. TREASURY OBLIGATIONS(48.6%)
U.S. TREASURY BONDS(10.2%)
10.750%, 08/15/05                                                8,000     8,073
                                                                         -------

U.S. TREASURY NOTES(38.4%)
1.500%, 07/31/05                                                 7,000     6,990
6.500%, 08/15/05                                                 8,500     8,535
2.000%, 08/31/05                                                 9,000     8,982
1.625%, 09/30/05                                                 6,000     5,977
                                                                         -------
                                                                          30,484
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $38,577)                            38,557
                                                                         -------

REPURCHASE AGREEMENTS (3.7%)
CASH EQUIVALENT (3.7%)
Lehman Brothers, Inc., 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $2,973,290 (collateralized
by U.S. Government Agencies, 5.500%,
due 04/01/34; total market value
$3,034,985)                                                      2,973     2,973
                                                                         -------
TOTAL REPURCHASE AGREEMENTS (COST $2,973)                                  2,973
                                                                         -------
TOTAL INVESTMENTS (COST $79,411) (A)- 100.1%                              79,398
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                               (95)
                                                                         -------
NET ASSETS 100.0%                                                        $79,303
                                                                         =======

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $79,413 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 18
Unrealized Depreciation..................    (33)
                                            ----
Unrealized Appreciation (Depreciation)...   $(15)
                                            ====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

Cl - Class
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
ASSET BACKED SECURITIES (14.6%)
AUTOMOBILE ABS (9.0%)
Capital Auto Receivables Asset Trust,
3.580%, 10/16/06                                                 $163     $  163
Capital Auto Receivables Asset Trust,
2.640%, 03/17/08                                                  346        343
DaimlerChrysler Auto Trust, Ser
2004-A, Cl A2, 1.410%, 11/08/06                                   149        149
Ford Credit Auto Owner Trust, 2.130%,
10/15/06                                                          215        214
Honda Auto Receivables Owner Trust,
3.610%, 12/18/07                                                  423        423
Nissan Auto Receivables Owner Trust,
Ser 2003-B, Cl A4, 2.050%, 03/16/09                               100         98
USAA Auto Owner Trust, Ser 2004-1,
Cl A3, 2.060%, 04/15/08                                           450        445
                                                                          ------
                                                                           1,835
                                                                          ------

CREDIT CARD ABS (5.6%)
Bank One Issuance Trust, Ser 2002, Cl
A4, 2.940%, 06/16/08                                              490        488
Citibank Credit Card Issuance Trust,
2.550%, 01/20/09                                                  350        343
MBNA Credit Card Master Note Trust,
3.650%, 03/15/11                                                  300        297
                                                                          ------
                                                                           1,128
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $2,979)                                2,963
                                                                          ------

COLLATERALIZED MORTGAGE OBLIGATIONS (10.2%)
Adjustable Rate Mortgage Trust, Ser
2005-1, Cl 2A22, 4.657%, 05/25/35 (b)                             120        121
Countrywide Home Loans, Inc., Ser
2004-21, Cl A10, 6.000%, 11/25/34                                 175        179
First Horizon Alternative Mortgage
Securities, Ser 2005-AA3, Cl 2A1,
5.185%, 05/25/35 (b)                                              390        394
J.P. Morgan Chase Commerical
Mortgage Securities, Ser 2005-LDP1, Cl
A2, 4.625%, 03/15/46                                              230        233
J.P. Morgan Mortgage Trust, Ser
2005-A1, Cl 5A1, 4.484%, 02/25/35 (b)                             369        364
Wachovia Bank Commercial Mortgage
Trust, Ser 2005-C16, Cl A2, 4.380%,
10/15/41                                                          345        346
Washington Mutual, Ser 2005-AR4, Cl
A1, 3.624%, 04/25/35 (b)                                          191        191
Wells Fargo Mortgage Backed Securities                            240        233
                                                                          ------

Trust, Ser 2004-S, Cl A5, 3.541%,
09/25/34 (b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,062)                    2,061
                                                                           -----

CORPORATE BONDS (38.9%)
AUTO MANUFACTURERS (0.7%)
DaimlerChrysler NA Holdings Corp.,
4.750%, 01/15/08                                                     145     146
                                                                           -----

BANKS (4.7%)
Bank of America Corp., 5.250%,
02/01/07                                                             355     363
Marshall & Ilsley Bank, 4.400%,
03/15/10                                                             300     301
Wachovia Corp., 6.375%, 02/01/09                                     280     300
                                                                           -----
                                                                             964
                                                                           -----

BEVERAGES (0.8%)
Coca-Cola Enterprises, Inc., 5.250%,
05/15/07                                                             165     169
                                                                           -----

COSMETICS/PERSONAL CARE (0.4%)
Gillette Co. (The), 3.500%, 10/15/07,
Callable 10/15/05 @ 100                                               80      79
                                                                           -----

DIVERSIFIED FINANCIAL SERVICES (24.6%)
Bear Stearns & Co., Inc., 5.700%,
01/15/07                                                             275     281
Boeing Capital Corp., 5.650%,
05/15/06                                                              72      73
Capital One Financial Corp., 7.250%,
05/01/06                                                              75      77
Capital One Financial Corp., 8.750%,
02/01/07                                                              75      80
CIT Group, Inc., 4.000%, 05/08/08                                     90      89
CIT Group, Inc., 4.250%, 02/01/10                                    245     243
Citigroup, Inc., 5.000%, 03/06/07                                    475     484
Countrywide Home Loan, Inc., 5.500%,
08/01/06                                                             350     355
Credit Suisse First Boston USA, Inc.,
5.875%, 08/01/06                                                     325     332
Ford Motor Credit Co., 6.875%,
02/01/06                                                             240     242
Ford Motor Credit Co., 6.500%,
01/25/07                                                             130     131
General Electric Capital Corp., 5.000%,
06/15/07                                                             225     229
Goldman Sachs Group, Inc. (The),
4.125%, 01/15/08 (c)                                                 335     335
HSBC Finance Corp., 4.125%,
03/11/08                                                             325     324
John Deere Capital Corp., Ser D,
3.875%, 03/07/07                                                     220     219
JPMorgan Chase & Co., 5.250%,
05/30/07                                                             345     352
Lehman Brothers Holdings, Inc.,
6.250%, 05/15/06                                                     295     300
Merrill Lynch & Co., Inc., Ser B,
3.375%, 09/14/07                                                     180     178
Morgan Stanley, 5.800%, 04/01/07                                     235     242
National Rural Utilities Cooperative                                 425     423
                                                                           -----

Finance Corp., 3.000%, 02/15/06
                                                                           4,989
                                                                           -----

ELECTRIC (1.1%)
American Electric Power Co., Inc., Ser
A, 6.125%, 05/15/06                                                   36      37
Dominion Resources, Inc., Ser B,
7.625%, 07/15/05                                                     175     175
PG&E Corp., 3.820%, 04/03/06 (b)                                      15      15
                                                                           -----
                                                                             227
                                                                           -----

MEDIA (1.2%)
Comcast Cable Communications, Inc.,
8.375%, 05/01/07                                                     100     107
Time Warner, Inc., 6.150%, 05/01/07                                  140     145
                                                                           -----
                                                                             252
                                                                           -----

OIL & GAS (0.6%)
Devon Energy Corp., 2.750%,
08/01/06                                                             115     113
                                                                           -----

REITS (0.8%)
Equity Office Properties Trust, 8.375%,                              150     154
03/15/06                                                                   -----

TELECOMMUNICATIONS (4.0%)
British Telecom PLC, 7.875%,
12/15/05                                                             100     102
SBC Communications, Inc., 5.750%,
05/02/06                                                             190     193
SBC Communications, Inc., 4.125%,
09/15/09                                                              90      89
Verizon Global Funding Corp., 6.125%,
06/15/07                                                             194     201
Verizon Wireless, Inc., 5.375%,
12/15/06                                                             225     229
                                                                           -----
                                                                             814
                                                                           -----
TOTAL CORPORATE BONDS (COST $7,985)                                        7,907
                                                                           -----

FOREIGN GOVERNMENT BOND (1.1%)
CANADA (1.1%)
Quebec Province, 5.500%, 04/11/06                                    225     228
                                                                           -----
TOTAL FOREIGN GOVERNMENT BOND (COST $231)                                    228
                                                                           -----

U.S. GOVERNMENT AGENCIES (32.9%)
FANNIE MAE (15.5%)
3.750%, 05/17/07                                                     450     448
6.942%, 08/01/07                                                     130     136
6.790%, 11/01/07 (b)                                                 260     270
4.200%, 03/24/08, Callable 03/24/06 @
100 (c)                                                              325     326
6.070%, 10/01/08                                                     223     229
3.810%, 12/01/08 (b)                                                 380     376
3.125%, 03/16/09, Callable 03/16/06 @
100 (c)                                                              175     169
6.850%, 08/01/09                                                     303     326
5.000%, 11/25/26                                                     215     218
4.347%, 09/01/33 (b)                                                 137     139
4.417%, 10/01/33 (b)                                                 159     164
4.324%, 03/01/34 (b)                                                 327     326
                                                                           -----
                                                                           3,127
                                                                           -----

FEDERAL HOME LOAN BANK (1.7%)
4.875%, 11/15/06 (c)                                               350       355
                                                                         -------

FREDDIE MAC (14.2%)
2.375%, 02/15/07                                                   345       337
3.750%, 08/03/07, Callable 08/03/05 @
100 (c)                                                            340       339
4.000%, 07/01/08                                                   157       156
3.875%, 01/12/09, Callable 01/12/06 @
100                                                                360       358
5.000%, 05/15/11                                                    10        10
3.750%, 12/15/11                                                   297       294
5.000%, 12/15/20                                                   462       467
4.500%, 10/15/28                                                   319       318
3.339%, 07/01/33                                                     8         8
4.341%, 03/01/34 (b)                                               293       294
5.009%, 04/01/34 (b)                                               307       310
                                                                         -------
                                                                           2,891

SALLIE MAE (1.5%)
3.610%, 09/15/06 (b)                                               300       301
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $6,731)                               6,674
                                                                         -------

SHORT-TERM INVESTMENTS (5.8%)
CSFB Enhanced Liquidity Portfolio (d)                        1,176,434     1,176
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS (COST $1,176)                                 1,176
                                                                         -------

MONEY MARKET FUNDS (1.7%)
Federated Prime Value Money Market
Fund                                                           343,948       344
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $344)                                         344
                                                                         -------

TOTAL INVESTMENTS (COST $21,508) (A) - 105.2%                             21,353
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%                            (1,058)
                                                                         -------
NET ASSETS - 100.0%                                                      $20,295
                                                                         =======

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $21,517 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $  18
Unrealized Depreciation..................    (182)
                                            -----
Unrealized Appreciation (Depreciation)...   $(164)
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $1,139.

(d) This security was purchased with cash collateral held from securities lending.

Cl - Class
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (29.8%)
AUTOMOBILE ABS (10.1%)
Americredit Automobile Receivables
Trust, Ser 2001-C, Cl A4, 5.010%,
07/14/08 (b)                                                    $2,891   $ 2,904
Capital Auto Receivables Asset Trust,
Ser 2004-2, Cl A1B, 3.220%, 03/15/07
(b)                                                              2,575     2,575
DaimlerChrysler Auto Trust, Ser
2004-A, Cl A2, 1.410%, 11/08/06                                    454       453
DaimlerChrysler Master Owner Trust,
Ser 2003-A, Cl A, 3.270%, 02/15/08 (b)                           2,575     2,576
Ford Credit Auto Owner Trust, Ser
2005-A, Cl A2, 3.080%, 07/15/07 (b)                              2,758     2,751
Harley-Davidson Motorcycle Trust, Ser
2004-1, Cl A1, 1.400%, 10/15/08                                  1,004       994
Navistar Financial Corp. Owner Trust,
Ser 2002-B, Cl A3A, 3.470%, 03/15/07
(b)                                                                 70        70
Nissan Auto Receivables Owner Trust,
Ser 2002-A, Cl A4, 4.280%, 10/16/06                                442       442
Nissan Auto Receivables Owner Trust,
Ser 2003-B, Cl A4, 2.050%, 03/16/09                                525       512
Nissan Master Owner Trust Receivables,
Ser 2003-A, Cl A1, 3.280%, 09/15/08
(b)                                                              3,000     3,004
Superior Wholesale Inventory Financing
Trust, Ser 2005-A12, Cl A, 3.440%,
06/10/10 (b)                                                     2,000     2,000
Toyota Auto Receivables Owner Trust,
Ser 2003-B, Cl A3, 3.250%, 08/15/07
(b)                                                              2,190     2,190
USAA Auto Owner Trust, Ser 2004-1,
Cl A3, 2.060%, 04/15/08                                          2,150     2,123
                                                                         -------
                                                                          22,594
                                                                         -------

CREDIT CARD ABS (4.4%)
Bank One Issuance Trust, Ser 2003-A5,
Cl A5, 3.270%, 02/17/09 (b)                                      2,500     2,501
Citibank Credit Card Issuance Trust,
2.700%, 01/15/08                                                 1,500     1,491
First USA Credit Master Trust, Ser
2001-1, Cl A, 3.410%, 09/19/08 (b)                               3,500     3,504
GE Capital Credit Card Master Note
Trust, Ser 2004-1, Cl A, 3.270%,
06/15/10 (b)                                                     2,500     2,502
                                                                         -------
                                                                           9,998
                                                                         -------

DIVERSIFIED FINANCIAL SERVICES (5.3%)

College Loan Corp. Trust, Ser 2005-1,
Cl A1, 3.210%, 01/25/14 (b)                                       2,250    2,252
Collegiate Funding Services Education
Loan, Ser 2003-5, Cl A6, 3.000%,
12/28/43 (b)                                                      2,250    2,250
Education Loans, Inc., Ser 2003-1, Cl
A, 3.030%, 12/01/35 (b)                                           2,250    2,250
Nelnet Student Loan Corp., Ser 2002-A,
Cl A7, 2.650%, 06/01/35 (b)                                       2,200    2,200
SLM Student Loan Trust, Ser 1998-1,
Cl A2, 3.453%, 10/25/11 (b)                                       2,875    2,903
                                                                          ------
                                                                          11,855
                                                                          ------

HOME EQUITY ABS (9.6%)
Aegis Asset Backed Securities Trust, Ser
2005-2, Cl 1A1, 3.414%, 06/25/35 (b)                              2,153    2,153
Centex Home Equity, Ser 2005-C, Cl
AV1, 3.230%, 06/25/35 (b)                                         2,250    2,250
Countrywide Asset-Backed Certificates,
Ser 2003-5, Cl AF3, 3.613%, 04/25/30
(b)                                                               2,352    2,343
Countrywide Home Equity Loan Trust,
Ser 2005-A, Cl A2, 3.330%, 02/15/30
(b)                                                               1,752    1,754
GMAC Mortgage Corp. Loan Trust, Ser
2004-HE1, Cl A1, 3.394%, 06/25/34
(b)                                                               2,275    2,275
GMAC Mortgage Corp. Loan Trust, Ser
2004-HE3, Cl A1, 3.414%, 10/25/34
(b)                                                               2,500    2,502
Household Home Equity Loan Trust,
Ser 2005-C, Cl A, 3.604%, 01/20/34                                2,500    2,500
Park Place Securities, Inc., Ser
2005-WHQ2, Cl A2A, 3.414%, 05/25/35
(b)                                                               2,381    2,381
Residential Asset Mortgage Products,
Inc., Ser 2004-RS2, Cl AI1, 3.444%,
01/25/24 (b)                                                         45       45
Residential Asset Mortgage Products,
Inc., Ser 2004-RS4, Cl AI2, 3.247%,
09/25/25 (b)                                                      2,750    2,739
Residential Asset Mortgage Products,
Inc., Ser 2004-RS7, Cl AI1, 3.484%,
08/25/22 (b)                                                        759      759
                                                                          ------
                                                                          21,701
                                                                          ------

OTHER ABS (0.4%)
CIT Equipment Collateral, Ser
2003-VT1, Cl A3A, 3.390%, 04/20/07
(b)                                                                 953      953
                                                                          ------

TOTAL ASSET BACKED SECURITIES (COST $67,166)
COLLATERALIZED MORTGAGE OBLIGATIONS (5.1%)                                67,101
Adjustable Rate Mortgage Trust, Ser                                       ------
2005-7, Cl 7A21, 3.580%, 10/25/35 (b)                             1,150    1,150
Countrywide Home Loans, Inc., Ser
2004-21, Cl A10, 6.000%, 11/25/34                                   978    1,001
Deutsche Mortgage Securities, Inc.,
Series 2004-1, Cl 3A3, 3.690%, 12/25/33
(b)                                                               1,624    1,619
First Horizon Alternative Mortgage                                  886      894

Securities, Ser 2005-AA3, Cl 2A1,
5.185%, 05/25/35 (b)
J.P. Morgan Chase Mortgage Securities,
4.116%, 03/15/46 (b)                                              1,243    1,243
J.P. Morgan Mortgage Trust, Ser
2005-A1, Cl 5A1, 4.484%, 02/25/35 (b)                             3,323    3,279
Washington Mutual, Ser 2005-AR4, Cl
A1, 3.624%, 04/25/35 (b)                                          1,224    1,223
Wells Fargo Mortgage Backed Securities
Trust, Ser 2004-S, Cl A5, 3.541%,
09/25/34 (b)                                                      1,125    1,092
                                                                          ------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $11,527)                                                            11,501
                                                                          ------

COMMERCIAL PAPERS (4.7%)
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Barclays US Funding LLC, 3.355%,
09/06/05 (c)                                                      2,825    2,807
HBOS Treasury Services PLC, 3.215%,
08/03/05 (c)                                                      2,825    2,817
ING US Funding LLC, 3.081%,
07/15/05 (c)                                                      2,550    2,547
Rabobank USA, 3.050%, 07/12/05 (c)                                2,550    2,547
                                                                          ------
TOTAL COMMERCIAL PAPERS (COST $10,719)                                    10,718
                                                                          ------

CORPORATE BONDS (27.3%)
AUTO MANUFACTURERS (1.8%)
American Honda Finance Corp.,
3.290%, 01/16/07 (b) (d)                                          2,500    2,503
DaimlerChrysler NA Holdings Corp.,
6.400%, 05/15/06                                                  1,000    1,020
DaimlerChrysler NA Holdings Corp.,
4.750%, 01/15/08                                                    525      527
                                                                          ------
                                                                           4,050
                                                                          ------

BANKS (4.2%)
Bank of America Corp., 5.250%,
02/01/07                                                            800      816
U.S. Bank NA, 3.350%, 12/05/05 (b)                                2,000    2,000
Wachovia Corp., 3.230%, 07/20/07 (b)                              2,500    2,501
Wells Fargo & Co., 3.450%, 03/03/06
(b)                                                               1,000    1,001
Wells Fargo & Co., 3.419%, 03/10/08
(b)                                                               3,000    2,999
                                                                          ------
                                                                           9,317
                                                                          ------

BEVERAGES (0.2%)
Coca-Cola Enterprises, Inc., 5.250%,
05/15/07                                                            450      460
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (13.8%)
American Express Centurion Bank,
3.316%, 11/16/07 (b)                                              2,150    2,151
Bear Stearns & Co., Inc. (The), 3.340%,
04/29/08 (b)                                                      2,500    2,501
Capital One Financial Corp., 7.250%,
05/01/06                                                            500      513
Capital One Financial Corp., 8.750%,
02/01/07                                                            500      534
CIT Group, Inc., 3.490%, 05/18/07 (b)                             2,500    2,504
CIT Group, Inc., 4.000%, 05/08/08                                   550      546

Citigroup, Inc., 5.000%, 03/06/07                                 1,000    1,017
Countrywide Home Loan, Inc., 5.500%, 08/01/06                     1,500    1,523
Countrywide Home Loan, Inc., Ser M, 3.464%, 08/25/06 (b)          1,925    1,926
Credit Suisse First Boston USA, Inc., 5.875%, 08/01/06              500      510
Ford Motor Credit Co., 6.875%, 02/01/06                             600      606
Ford Motor Credit Co., 6.500%, 01/25/07 (e)                         600      604
General Electric Capital Corp., 5.000%, 06/15/07                    750      763
Goldman Sachs Group, Inc. (The), 4.125%, 01/15/08 (e)               550      550
Goldman Sachs Group, Inc., (The), Ser
B, 3.590%, 03/30/07 (b)                                           2,500    2,502
Household Finance Corp., 5.750%, 01/30/07                         1,000    1,026
HSBC Finance Corp., 4.125%, 03/11/08                              1,000      998
John Deere Capital Corp., Ser D, 3.875%, 03/07/07                   820      817
JPMorgan Chase & Co., 3.560%, 12/18/06 (b)                        3,000    3,006
JPMorgan Chase & Co., 5.250%, 05/30/07                            1,000    1,021
Lehman Brothers Holdings, Inc., 4.000%, 01/22/08                    550      548
MBNA America Bank National                                          835      841
Association, 7.750%, 09/15/05
Merrill Lynch & Co., Inc., Ser B, 3.375%, 09/14/07                  480      475
Morgan Stanley, 3.270%, 01/12/07 (b)                              2,500    2,502
Morgan Stanley, 5.800%, 04/01/07 (e)                              1,000    1,028
                                                                          ------
                                                                          31,012
                                                                          ------

ELECTRIC (1.4%)
American Electric Power Co., Inc., Ser A, 6.125%, 05/15/06          209      213
Dominion Resources, Inc., Ser B, 7.625%, 07/15/05                 1,585    1,586
PG&E Corp., 3.820%, 04/03/06 (b)                                     97       97
Virginia Electric & Power Co., 5.750%, 03/31/06                   1,250    1,266
                                                                          ------
                                                                           3,162
                                                                          ------

INSURANCE (2.5%)
ASIF Global Finance XXII, 3.449%, 05/30/06 (b) (d)                2,500    2,500
MetLife Global Funding, 3.470%, 08/28/06 (b) (d)                  3,250    3,254
                                                                          ------
                                                                           5,754
                                                                          ------

MEDIA (1.2%)
Comcast Cable Communications, Inc., 8.375%, 05/01/07                650      697
TCI Communications, Inc., 6.875%, 02/15/06                          500      508
Time Warner, Inc., 6.125%, 04/15/06                               1,000    1,016
Time Warner, Inc., 6.150%, 05/01/07                                 500      517
                                                                          ------

                                                                           2,738
                                                                          ------

OIL & GAS (0.5%)
Devon Energy Corp., 2.750%, 08/01/06                              1,050    1,032
                                                                          ------

TELECOMMUNICATIONS (1.7%)
British Telecom PLC, 7.875%, 12/15/05                             1,000    1,017
SBC Communications, Inc., 5.750%, 05/02/06                        1,000    1,014
Verizon Global Funding Corp., 6.750%, 12/01/05                    1,250    1,265
Verizon Global Funding Corp., 6.125%, 06/15/07 (e)                  575      596
                                                                          ------
                                                                           3,892
                                                                          ------
TOTAL CORPORATE BONDS (COST $61,639)                                      61,417
                                                                          ------

MASTER NOTES (1.0%)
BANKS (1.0%)
Bank of America Corp., 3.508%                                     2,250    2,250
                                                                          ------
TOTAL MASTER NOTES (COST $2,250)                                           2,250
                                                                          ------

TAXABLE MUNICIPAL BONDS (7.2%)
CALIFORNIA (1.0%)
Chela Financial USA, Inc., Student
Loans, Ser 2002E-6, RB, 3.360%, 12/01/37 (b)                      2,250    2,250
                                                                          ------

COLORADO (1.0%)
Colorado Student Obligation Bond
Authority, Student Loan, Ser IV-A1, RB,
3.260%, 12/01/34 (b)                                              2,200    2,200
                                                                          ------

CONNECTICUT (1.0%)
Connecticut Student Loan Foundation,
Student Loan, Ser A-4, RB, 3.360%, 06/01/34 (b)                   2,250    2,250
                                                                          ------

GEORGIA (1.3%)
Thomasville Payroll Development
Authority, American Fresh Foods LP, Ser
B, RB, 3.360%, 09/01/17 (b)                                       2,825    2,825
                                                                          ------

MICHIGAN (1.0%)
Michigan Higher Education Student
Loan Authority, Ser XVIII-A-1, RB,
3.380%, 09/01/33 (b)                                              2,300    2,300
                                                                          ------

WASHINGTON (1.9%)
Student Loan Finance Association,
Washington Educational Loan, Ser A-7,
RB, 3.140%, 06/01/38 (b)                                          2,250    2,250
Student Loan Finance Association,
Washington Educational Loan, Ser A-8,
RB, 3.220%, 06/01/38 (b)                                          2,250    2,250
                                                                          ------
                                                                           4,500
                                                                          ------
TOTAL TAXABLE MUNICIPAL BONDS (COST $16,325)                              16,325
                                                                          ------

U.S. GOVERNMENT AGENCIES (20.3%)
FANNIE MAE (8.5%)

3.220%, 09/06/05 (b)                                              5,500    5,497
6.790%, 11/01/07 (b)                                              1,488    1,543
4.200%, 03/24/08, Callable 03/24/06 @ 100 (b) (e)                 1,175    1,178
4.500%, 04/01/10                                                    940      941
6.250%, 08/25/30                                                  1,250    1,274
5.074%, 05/01/32 (b)                                                504      517
3.669%, 08/01/33 (b)                                                852      844
4.347%, 09/01/33 (b)                                              1,386    1,406
4.417%, 10/01/33 (b)                                              1,640    1,689
3.342%, 01/01/34 (b)                                              1,152    1,155
4.324%, 03/01/34 (b)                                              1,636    1,628
4.250%, 06/25/43                                                  1,531    1,529
                                                                          ------
                                                                          19,201
                                                                          ------

FREDDIE MAC (10.1%)
3.184%, 11/07/05 (b)                                              5,500    5,499
3.750%, 08/03/07, Callable 08/03/05 @ 100 (e)                     1,000      997
4.500%, 03/01/08                                                    825      829
4.000%, 05/01/08                                                  1,353    1,346
4.000%, 06/01/08                                                  1,149    1,143
3.875%, 06/15/08                                                  2,500    2,500
5.000%, 05/15/11                                                     39       39
4.000%, 11/15/11                                                  1,014    1,012
3.750%, 12/15/11                                                    983      973
5.000%, 04/15/13                                                     77       77
5.000%, 02/15/14                                                    973      981
4.500%, 05/15/14 (b)                                                 38       38
4.500%, 11/15/15                                                    980      982
5.500%, 12/15/15                                                    121      122
5.000%, 12/15/17                                                  1,098    1,108
3.500%, 05/15/19                                                    609      606
5.000%, 12/15/20 (b)                                                992    1,003
4.000%, 04/15/21 (b)                                                928      926
3.500%, 12/15/21                                                      2        2
3.339%, 07/01/33 (b)                                                 34       35
3.674%, 08/01/33 (b)                                                926      916
4.341%, 03/01/34 (b)                                              1,108    1,113
5.009%, 04/01/34 (b)                                                446      449
                                                                          ------
                                                                          22,696
                                                                          ------

SALLIE MAE (1.3%)
3.610%, 09/15/06 (b)                                              3,000    3,008
                                                                          ------

TENNESSEE VALLEY AUTHORITY STRIPS (0.4%)
Tennessee Valley Authority, 3.355%, 10/15/05 (c)                    900      891
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $45,950)                             45,796
                                                                          ------

U.S. TREASURY OBLIGATIONS (1.4%)
U.S. TREASURY NOTES (1.4%)
3.375%, 02/15/08 (e)                                              2,000    1,986
2.625%, 05/15/08                                                  1,225    1,190
                                                                          ------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,175)                              3,176
                                                                          ------

SHORT-TERM INVESTMENTS (2.7%)
CSFB Enhanced Liquidity Portfolio (f)                         6,149,279    6,149
                                                                          ------
TOTAL SHORT-TERM INVESTMENTS (COST $6,149)                                 6,149
                                                                          ------

REPURCHASE AGREEMENT (3.9%)
Merrill Lynch & Co., Inc., 3.255%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $4,368,466 (collateralized
by U.S. Government Agencies; 5.500%,
08/01/33; total market value $4,457,096)                    4,368,071      4,368
UBS Warburg LLC, 3.365%, dated 06/30/05, to
be repurchased on 07/01/05, repurchase
price $4,525,833 (collateralized by U.S.
Government Agencies; 5.000%, 10/15/34;
total market value $4,617,344)                              4,525,410      4,525
                                                                        --------
TOTAL REPURCHASE AGREEMENT (COST $8,893)                                   8,893
                                                                        --------

MONEY MARKET FUNDS (0.0%)
Dreyfus Government Cash Management
Money Market Fund                                             100,000        100
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $100)                                         100
                                                                        --------
TOTAL INVESTMENTS (COST $233,893) (A) - 103.4%                           233,426
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%                            (7,764)
                                                                        --------
NET ASSETS - 100.0%                                                     $225,662
                                                                        ========

----------
(a) Cost for federal income tax purposes is $233,893 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 124
Unrealized Depreciation..................    (591)
                                            -----
Unrealized Appreciation (Depreciation)...   $(467)
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $5,937.

(f) This security was purchased with cash collateral held from securities lending.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
ASSET BACKED SECURITIES (2.4%)
CREDIT CARD ABS (1.6%)
American Express Credit Account Master
Trust, Ser 2001-1, Cl A, 3.360%,
09/15/08 (b)                                                     $525     $  526
Chase Issuance Trust, Ser 2005-A1, Cl
A1, 3.230%, 12/15/10 (b)                                          523        523
                                                                          ------
                                                                           1,049
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
SLM Student Loan Trust, Ser 2005-3,
Cl A2, 3.169%, 10/25/13 (b)                                       523        523
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $1,572)                                1,572
                                                                          ------

CORPORATE BONDS (12.2%)
AEROSPACE/DEFENSE (0.2%)
United Technologies Corp., 4.875%,
05/01/15                                                          155        159
                                                                          ------

AIRLINES (0.3%)
Southwest Airlines Co., 5.125%,
03/01/17                                                          180        177
                                                                          ------

AUTO MANUFACTURERS (0.2%)
DaimlerChrysler NA Holdings, 8.500%,
01/18/31                                                           95        120
                                                                          ------

BANKS (0.4%)
Bank of America Corp., 7.400%,
01/15/11                                                          220        252
                                                                          ------

BUILDING MATERIALS (0.2%)
American Standard, Inc., 7.625%,
02/15/10                                                          125        140
                                                                          ------

COMMERCIAL SERVICES (0.3%)
ERAC USA Finance Co., 5.600%,
05/01/15 (e)                                                       75         77
R. R. Donnelley & Sons Co., 4.950%,
04/01/14                                                          145        142
                                                                          ------
                                                                             219
                                                                          ------

COMPUTERS (0.0%)
NCR Corp., 7.125%, 06/15/09                                        30         32
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (3.6%)
Capital One Financial Corp., 4.800%,
02/21/12                                                           90         90
CIT Group, Inc., 5.125%, 09/30/14                                 155        158
Citigroup, Inc., 5.125%, 05/05/14                                  75         78
Citigroup, Inc., 5.850%, 12/11/34                                 100        111
Ford Motor Credit Co., 7.000%,
10/01/13                                                          195        187
Fund American Cos., Inc., 5.875%,                                 205        214

05/15/13
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                     230     230
HSBC Holdings PLC, 7.625%,
05/17/32 (e)                                                          90     118
John Deere Capital Corp., 3.900%,
01/15/08                                                              45      45
JPMorgan Chase & Co., 6.625%,
03/15/12                                                             255     283
Lazard Group LLC, 7.125%, 05/15/15
(e)                                                                  335     337
MBNA Corp., 6.125%, 03/01/13                                         195     212
Merrill Lynch & Co., Inc., 3.700%,
04/21/08                                                              30      30
Merrill Lynch & Co., Inc., 5.000%,
01/15/15                                                              85      87
Morgan Stanley, 5.300%, 03/01/13                                     280     290
                                                                           -----
                                                                           2,470
                                                                           -----

ELECTRIC (0.7%)
Entergy Gulf States, Inc., 4.875%,
11/01/11, Callable 11/01/06 @ 100                                     40      40
Exelon Corp., 5.625%, 06/15/35                                       240     242
Pacific Gas & Electric Co., 6.050%,
03/01/34                                                             165     182
                                                                           -----
                                                                             464
                                                                           -----

ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                              45      45
                                                                           -----

HOME BUILDERS (0.3%)
Lennar Corp., 5.950%, 03/01/13                                        45      48
Pulte Homes, Inc., 4.875%, 07/15/09                                   75      75
Pulte Homes, Inc., 5.250%, 01/15/14                                   55      55
                                                                           -----
                                                                             178
                                                                           -----

INSURANCE (0.3%)
MetLife, Inc., 5.000%, 06/15/15                                       80      81
Prudential Financial, Inc., 3.750%,
05/01/08                                                              45      45
Prudential Financial, Inc., 5.100%,
09/20/14                                                              70      72
                                                                           -----
                                                                             198
                                                                           -----

INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                      85      94
                                                                           -----

LEISURE TIME (0.1%)
Harley Davidson Funding, 3.625%,
12/15/08 (e)                                                          55      54
                                                                           -----

LODGING (0.3%)
Harrah's Operating Co., Inc., 5.375%,
12/15/13                                                              60      61
Marriott International, Inc., 4.625%,
06/15/12                                                             115     114
                                                                           -----
                                                                             175
                                                                           -----

MEDIA (1.1%)
Comcast Cable Communications, Inc.,
7.125%, 06/15/13                                                     175     201
Comcast Cable Communications, Inc.,
7.050%, 03/15/33                                                      25      30

Cox Communications, Inc., 4.625%,
06/01/13                                                               165   160
News America Holdings, Inc., 9.250%,
02/01/13                                                                85   107
News America Holdings, Inc., 6.200%,
12/15/34                                                                50    52
Time Warner, Inc., 7.625%, 04/15/31                                    155   194
                                                                             ---
                                                                             744
                                                                             ---

MINING (0.7%)
Alcan, Inc., 5.750%, 06/01/35                                           80    81
Codelco, Inc., 5.500%, 10/15/13 (e)                                    205   214
Inco Ltd., 5.700%, 10/15/15                                            145   151
                                                                             ---
                                                                             446
                                                                             ---

MISCELLANEOUS MANUFACTURER (0.6%)
General Electric Co., 5.000%,
02/01/13                                                               405   418
                                                                             ---

OIL & GAS (0.3%)
Devon Energy Corp., 10.250%,
11/01/05                                                                10    10
Devon Financing Corp. ULC, 7.875%,
09/30/31                                                                50    65
Enterprise Products Operating LP, Ser
B, 6.875%, 03/01/33                                                     85    96
Motiva Enterprises LLC, 5.200%,
09/15/12 (e)                                                            25    26
                                                                             ---
                                                                             197
                                                                             ---

PACKAGING & CONTAINERS (0.5%)
Stone Container Corp., 9.250%,
02/01/08                                                               325   340
                                                                             ---

PIPELINES (0.6%)
Centerpoint Energy Resources Corp., Ser
B, 7.875%, 04/01/13                                                    165   196
K N Capital Trust III, 7.630%,
04/15/28                                                               105   123
Kinder Morgan, Inc., 7.250%,
03/01/28                                                                40    47
                                                                             ---
                                                                             366
                                                                             ---

REITS (0.1%)
Simon Property Group LP, 6.375%,
11/15/07                                                                35    37
                                                                             ---

RETAIL (0.1%)
Federated Department Stores, Inc.,
6.900%, 04/01/29                                                        40    46
                                                                             ---

SAVINGS & LOANS (0.1%)
Golden West Financial Corp., 4.125%,
08/15/07                                                                50    50
                                                                             ---

TELECOMMUNICATIONS (1.0%)
SBC Communications, Inc., 6.450%,
06/15/34                                                                75    84
Sprint Capital Corp., 8.750%,
03/15/32                                                               165   230
Verizon Global Funding Corp., 7.750%,
12/01/30                                                               105   136
Zeus Special Subsidiary Ltd., 10.204%,
02/01/15, Callable 02/01/10 @ 104.63 (d)
(e) (f)                                                                350   233
                                                                             ---

                                                                             683
                                                                           -----
TOTAL CORPORATE BONDS (COST $7,864)                                        8,104
                                                                           -----

FOREIGN GOVERNMENT BONDS (5.1%)
BRAZIL (1.3%)
Republic of Brazil, 9.250%, 10/22/10                                 190     211
Republic of Brazil, 7.875%, 03/07/15                                 195     198
Republic of Brazil, 11.000%, 08/17/40,                               360     434
                                                                           -----
Callable 8/17/15 @100                                                        843
                                                                           -----

CANADA (0.4%)
Canada Government, 5.000%, 06/01/14                                  210     187
Canada Government, 5.750%, 06/01/33                                   85      86
                                                                           -----
                                                                             273
                                                                           -----

COLUMBIA (0.2%)
Republic of Colombia, 10.750%, 01/15/13                              100     122
                                                                           -----

JAPAN (1.8%)
Japan Government, Ser 16, 2.500%, 09/20/34                        15,550     150
Japan Government, Ser 227, 0.100%, 12/20/06                       32,150     290
Japan Government, Ser 265, 1.500%, 12/20/14                       30,150     281
Japan Government, Ser 42, 0.600%, 12/20/09                        55,900     509
                                                                           -----
                                                                           1,230
                                                                           -----

NORWAY (0.4%)
Norwegian Government, 6.750%, 01/15/07                             1,450     237
Norwegian Government, 5.000%, 05/15/15                               170      29
                                                                           -----
                                                                             266
                                                                           -----

PANAMA (0.4%)
Republic of Panama, 7.250%, 03/15/15                                 180     195
Republic of Panama, 8.875%, 09/30/27                                  55      66
                                                                           -----
                                                                             261
                                                                           -----

RUSSIA (0.6%)
Russian Federation, 5.000%, 03/31/30 (f)                             335     375
                                                                           -----
TOTAL FOREIGN GOVERNMENT BONDS (COST $3,302)                               3,370
                                                                           -----

U.S. GOVERNMENT AGENCIES (32.1%)
FANNIE MAE (14.9%)
5.500%, 07/01/16                                                     181     186
5.000%, 11/01/18                                                      76      77
5.500%, 11/01/18                                                     394     404
4.500%, 12/01/18                                                     277     276
5.500%, 12/01/18                                                     146     150
5.000%, 01/01/19                                                     869     879
5.500%, 07/01/19                                                     247     254
5.500%, 07/01/19                                                     108     111
5.000%, 10/01/19                                                     853     863

5.500%, 12/01/19                                                    143      146
4.500%, 06/16/20 (c)                                                265      264
6.500%, 07/01/32                                                    528      547
5.500%, 06/01/33                                                    671      680
5.500%, 07/01/33                                                    536      543
5.000%, 11/01/33                                                    776      777
5.500%, 11/01/33                                                    406      412
6.000%, 11/01/33                                                    246      252
5.500%, 01/01/34                                                    733      743
5.500%, 02/01/34                                                    710      720
6.000%, 05/01/34                                                    274      281
6.500%, 11/01/34                                                    897      930
5.500%, 07/15/35 (c)                                                360      365
                                                                          ------
                                                                           9,860
                                                                          ------

FREDDIE MAC (15.8%)
4.500%, 01/01/19                                                    515      513
6.000%, 04/01/33                                                    209      215
6.000%, 04/01/33                                                    204      209
6.000%, 07/15/33 (c)                                                786      806
6.000%, 11/01/33                                                    750      770
6.000%, 11/01/33                                                    920      944
6.000%, 12/01/33                                                    122      125
6.000%, 01/01/34                                                    284      292
6.500%, 05/01/34                                                    175      182
5.000%, 07/01/34                                                    139      139
6.000%, 10/01/34                                                    361      370
5.000%, 12/01/34                                                  1,060    1,062
6.000%, 03/01/35                                                    231      237
6.500%, 05/01/35                                                  1,336    1,383
5.000%, 07/14/35 (c)                                              1,786    1,785
5.500%, 07/14/35 (c)                                              1,417    1,436
                                                                          ------
                                                                          10,468
                                                                          ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.4%)
5.500%, 05/15/33                                                    728      743
5.000%, 11/15/34                                                    190      192
                                                                          ------
                                                                             935
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $21,313)                             21,263
                                                                          ------

U.S. TREASURY OBLIGATIONS (52.1%)
U.S. TREASURY BILLS (4.0%)
2.747%, 07/14/05 (d)                                              2,620    2,617
                                                                          ------

U.S. TREASURY BONDS (8.2%)
10.750%, 08/15/05                                                 1,908    1,926
5.375%, 02/15/31                                                  2,950    3,481
                                                                          ------
                                                                           5,407
                                                                          ------

U.S. TREASURY NOTES (39.9%)
1.500%, 07/31/05                                                  1,760    1,758
6.500%, 08/15/05                                                    695      698
2.000%, 08/31/05                                                    535      534
3.500%, 11/15/06                                                    565      564
3.125%, 05/15/07                                                  8,115    8,037
3.500%, 05/31/07                                                  2,630    2,622
6.000%, 08/15/09                                                  5,290    5,748
3.625%, 06/15/10                                                    820      816
4.250%, 08/15/13                                                  4,185    4,290
4.250%, 11/15/14                                                  1,364    1,396
                                                                          ------
                                                                          26,463
                                                                          ------
TOTAL U.S. TREASURY OBLIGATIONS (COST $34,238)                            34,487
                                                                          ------

REPURCHASE AGREEMENTS (2.7%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $1,777,684
(collateralized by U.S. Government
Agencies, 6.000%, due 5/01/35; total
market value $1,814,126)                                         1,778     1,778
                                                                         -------
TOTAL REPURCHASE AGREEMENTS (COST $1,778)                                  1,778
                                                                         -------

TOTAL INVESTMENTS (COST $70,067) (A) - 106.6%                             70,574
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6)%                            (4,383)
                                                                         -------
NET ASSETS - 100.0%                                                      $66,191
                                                                         =======

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $70,094 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $ 646
Unrealized Depreciation ..................    (166)
                                             -----
Unrealized Appreciation (Depreciation) ...   $ 480
                                             =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  This security was purchased on a when-issue basis.

(d)  Rate represents the effective yield at purchase.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)  Step Bond

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITITES SUPER SHORT INCOME PLUS FUND Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
ASSET BACKED SECURITIES (6.7%)
DIVERSIFIED FINANCIAL SERVICES (6.7%)
College Loan Corp. Trust, Ser 2005-1,
Cl A1, 3.210%, 01/25/14 (b)                                      $750     $  751
Collegiate Funding Services Education
Loan, Ser 2003-5, Cl A6, 3.000%,
12/28/43 (b)                                                      400        400
Education Loans, Inc., Ser 2003-1, Cl
A, 3.030%, 12/01/35 (b)                                           400        400
KeyCorp Student Loan Trust, Ser
2004-A, Cl 1A1, 3.270%, 04/27/17 (b)                              649        648
Nelnet Student Loan Corp., Ser 2002-A,
Cl A7, 2.650%, 06/01/35 (b)                                       450        450
SLM Student Loan Trust, Ser 1998-1,
Cl A2, 3.453%, 10/25/11 (b)                                       938        947
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $3,595)                                3,596
                                                                          ------

TAXABLE MUNICIPAL BONDS (5.0%)
CALIFORNIA (0.9%)
Chela Financial USA, Inc., Student
Loans, Ser 2002E-6, RB, 3.360%,
12/01/37 (b)                                                      500        500
                                                                          ------

COLORADO (0.7%)
Colorado Student Obligation Bond
Authority, Student Loan, Ser IV-A1, RB,
3.260%, 12/01/34 (b)                                              400        400
                                                                          ------

CONNECTICUT (0.9%)
Connecticut Student Loan Foundation,
Student Loan, Ser A-4, RB, 3.360%,
06/01/34 (b)                                                      500        500
                                                                          ------

MICHIGAN (0.9%)
Michigan Higher Education Student
Loan Authority, Ser XVIII-A-1, RB,
3.380%, 09/01/33 (b)                                              500        500
                                                                          ------

WASHINGTON (1.6%)
Student Loan Finance Association,
Washington Educational Loan, Ser A-7,
RB, 3.140%, 06/01/38 (b)                                          400        400
Student Loan Finance Association,
Washington Educational Loan, Ser A-8,
RB, 3.220%, 06/01/38 (b)                                          400        400
                                                                          ------
                                                                             800
                                                                          ------
TOTAL TAXABLE MUNICIPAL BONDS (COST $2,700)                                2,700
                                                                          ------

U.S. GOVERNMENT AGENCIES (77.7%)

FANNIE MAE (33.3%)
2.975%, 07/06/05 (c) (d)                                          2,500    2,499
3.220%, 09/06/05 (b)                                              2,500    2,499
3.297%, 10/07/05 (b)                                              3,000    3,002
3.250%, 12/09/05 (b)                                              2,500    2,499
6.942%, 08/01/07                                                    281      294
4.200%, 03/24/08, Callable 03/24/06 @
100 (d)                                                             280      281
4.500%, 04/01/10                                                    940      941
3.000%, 06/25/19                                                  1,040    1,027
5.074%, 05/01/32 (b)                                                574      588
3.250%, 11/25/32                                                    395      391
3.669%, 08/01/33 (b)                                                919      910
4.347%, 09/01/33 (b)                                                602      611
4.417%, 10/01/33 (b)                                                703      724
3.342%, 01/01/34 (b)                                                518      520
4.324%, 03/01/34 (b)                                                905      900
4.250%, 06/25/43                                                    255      255
                                                                          ------
                                                                          17,941
                                                                          ------

FEDERAL FARM CREDIT BANK (7.4%)
3.041%, 12/01/06 (b)                                              2,500    2,499
3.065%, 04/04/07 (b)                                              1,500    1,502
                                                                          ------
                                                                           4,001
                                                                          ------

FREDDIE MAC (36.3%)
3.120%, 08/09/05 (c)                                              2,250    2,242
3.335%, 09/09/05 (b)                                              2,500    2,501
3.337%, 09/20/05 (c)                                              2,500    2,481
3.083%, 10/07/05 (b)                                              1,000    1,000
3.184%, 11/07/05 (b)                                              2,500    2,500
2.400%, 03/29/07                                                    350      342
3.750%, 08/03/07, Callable 08/03/05 @
100 (d)                                                             525      523
4.500%, 03/01/08                                                    825      829
4.000%, 05/01/08                                                    258      256
4.000%, 06/01/08                                                    511      508
3.875%, 06/15/08                                                    675      675
5.000%, 05/15/11                                                     47       47
4.000%, 11/15/11                                                    640      639
3.750%, 12/15/11                                                    418      414
5.000%, 04/15/13                                                    153      153
5.000%, 02/15/14                                                    597      602
4.500%, 05/15/14                                                     64       64
5.500%, 12/15/15                                                    272      275
3.500%, 05/15/19                                                    513      510
5.000%, 12/15/20                                                    577      583
4.000%, 04/15/21                                                    274      273
3.500%, 12/15/21                                                      1        1
3.674%, 08/01/33 (b)                                                926      916
4.341%, 03/01/34 (b)                                                983      987
5.009%, 04/01/34 (b)                                                218      219
                                                                          ------
                                                                          19,540
                                                                          ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
4.000%, 10/20/21                                                     62       62
                                                                          ------

TENNESSEE VALLEY AUTHORITY STRIPS (0.6%)
Tennessee Valley Authority, 3.355%,
10/15/05 (c)                                                        300      297
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $41,959)                             41,841
                                                                          ------

U.S. TREASURY OBLIGATIONS (1.4%)

U.S. TREASURY NOTES (1.4%)
3.375%, 02/15/08                                                  500       497
2.625%, 05/15/08                                                  275       267
                                                                        -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $764)                                 764
                                                                        -------

SHORT-TERM INVESTMENTS (6.0%)
CSFB Enhanced Liquidity Portfolio (e)                       3,221,188     3,221
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS (COST $3,221)                                3,221
                                                                        -------

REPURCHASE AGREEMENT (9.4%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $2,176,363
(collateralized by U.S. Government
Agencies, 5.500%, due 06/01/35; total
market value $2,223,982)                                        2,176     2,176
UBS Warburg LLC, 3.365%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $2,915,593 (collateralized
by U.S. Government Agencies,
5.000%, due 10/15/34; total market value
$2,977,168)                                                     2,915     2,915
                                                                        -------
TOTAL REPURCHASE AGREEMENT (COST $5,091)                                  5,091
                                                                        -------

MONEY MARKET FUNDS (0.2%)
Dreyfus Government Cash Management
Money Market Fund                                             100,000       100
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $100)                                        100
                                                                        -------

TOTAL INVESTMENTS (COST $57,430) (A) - 106.4%                            57,313
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%                           (3,435)
                                                                        -------
NET ASSETS - 100.0%                                                     $53,878
                                                                        =======

----------
(a) Cost for federal income tax purposes is $57,430 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $  38
Unrealized Depreciation ..................    (155)
                                             -----
Unrealized Appreciation (Depreciation) ...   $(117)
                                             =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $3,153.

(e) This security was purchased with cash collateral held from securities lending.

Cl - Class
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
FLORIDA TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (95.0%)
FLORIDA (74.6%)
Bay County Water System, RB,
5.000%, 09/01/15, AMBAC                                         $1,550    $1,739
Bay County Water System, RB,
5.000%, 09/01/17, Callable 09/01/15 @
100, AMBAC                                                       1,870     2,079
Bay County Water System, RB,
5.000%, 09/01/18, Callable 09/01/15 @
100, AMBAC                                                       1,965     2,174
Brevard County School Board, COP,
5.500%, 07/01/17, Callable 07/01/12
@100, AMBAC                                                      1,860     2,077
Brevard County School Board, COP,
5.500%, 07/01/18, Callable 07/01/12 @
100, AMBAC                                                       3,015     3,367
Brevard County Utility Authority, RB,
5.250%, 03/01/13, Callable 03/01/12 @
100, FGIC                                                        1,000     1,114
Brevard County Utility Authority, RB,
5.250%, 03/01/14, Callable 03/01/12 @
100, FGIC                                                        1,000     1,114
Broward County Parks & Land
Preservation, GO, 5.000%, 01/01/15                               2,500     2,795
Collier County Water & Sewer District,
Ser B, RB, 5.500%, 07/01/16, Callable
07/01/13 @ 100, FSA                                              2,125     2,408
Dade County Aviation Authority, Ser A,
RB, 6.000%, 10/01/09, Callable
10/01/05 @ 102, AMBAC                                              500       514
Daytona Beach Utility Systems
Authority, Ser D, RB, 5.250%, 11/15/15,
Callable 11/15/12 @ 100, FSA                                     1,000     1,111
Deerfield Beach Water & Sewer
Authority, Refunding & Improvement
Project, RB, 6.125%, 10/01/06, FGIC                                140       142
Escambia County Sales Tax Authority,
RB, 5.250%, 10/01/15, Callable 10/01/12
@ 101, AMBAC                                                     2,165     2,420
Florida State Board of Education,
Capital Outlay, GO, 9.125%, 06/01/14,
ETM                                                                950     1,257
Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser B, GO, 5.250%, 06/01/11, Callable
06/01/08 @ 101                                                   1,000     1,074
Florida State Board of Education,
Capital Outlay, Public Education Project,                        3,000     3,356

Ser B, GO, 5.500%, 06/01/15, Callable
06/01/11 @ 101
Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser B, GO, 5.375%, 06/01/18, Callable
06/01/12 @ 101                                                     2,130   2,382
Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser D, GO, 5.375%, 06/01/15, Callable
06/01/12 @ 100                                                     1,535   1,708
Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser D, GO, 5.625%, 06/01/15, Callable
06/01/10 @ 101                                                     1,235   1,375
Florida State Board of Education,
Capital Outlay, Ser C, GO, 7.100%,
06/01/07, Callable 06/01/06 @ 100,
ETM                                                                  190     191
Florida State Board of Education,
Lottery, Ser A, RB, 6.000%, 07/01/12,
Callable 07/01/10 @ 101, FGIC                                      1,295   1,472
Florida State Board of Education,
Lottery, Ser A, RB, 5.375%, 07/01/15,
Callable 07/01/12 @ 101, FGIC                                      3,500   3,927
Florida State Board of Education,
Lottery, Ser B, RB, 5.500%, 07/01/12,
Callable 07/01/10 @ 101, FGIC                                      4,050   4,541
Florida State Board of Education, Ser A,
GO, 5.000%, 01/01/08                                               3,000   3,158
Florida State Boynton Beach, Utility
System Authority, RB, 5.500%,
11/01/16, FGIC                                                     1,310   1,537
Florida State Department of
Transportation, Right of Way, Ser A, GO,
5.000%, 07/01/08                                                   3,725   3,954
Florida State Division of Bond Finance,
Department of Environmental Protection
& Preservation, Ser 2000-A, RB, 5.375%,
07/01/11, Callable 07/01/09 @ 101,
FGIC                                                               2,130   2,328
Florida State Housing Financing
Authority, Homeowner Mortgage Project,
Ser 7, RB, AMT, 5.200%, 01/01/31,
Callable 07/01/09 @ 100, FSA                                         390     395
Greater Orlando Aviation Authority,
Airport Facilities, RB, AMT, 5.500%,
10/01/17, FGIC                                                     1,810   2,069
Hillsborough County Community
Improvement Tax, RB, 5.000%,
11/01/25, Callable 11/01/13 @ 101,
AMBAC                                                              2,345   2,522
Hillsborough County Industrial
Development Authority, University
Community Hospital Project, RB,
6.500%, 08/15/19, MBIA                                               145     182
Jacksonville Electric Authority,
Electrical Systems Project, Ser 3-A, RB,
5.250%, 10/01/13, Callable 10/01/07 @
101                                                                1,000   1,064

Jacksonville Health Facilities Authority,
Charity Obligation Group, Ser C, RB,
5.750%, 08/15/13, Prerefunded 08/15/11
@ 101                                                              3,090   3,431
Jacksonville Sales Tax, RB, 5.500%,
10/01/13, Callable 10/01/11 @ 100,
AMBAC                                                              1,435   1,615
Jacksonville Sales Tax, RB, 5.500%,
10/01/14, Callable 10/01/11 @ 100,
AMBAC                                                              1,200   1,345
Jacksonville Sales Tax, RB, 5.500%,
10/01/15, Callable 10/01/11 @ 100,
AMBAC                                                              1,550   1,730
JEA Electric System, Ser-3-A, RB,
5.500%, 10/01/41, Prerefunded 10/01/07
@ 100                                                              4,500   4,770
JEA Water & Sewer Systems, Second
Crossover, RB, 5.000%, 10/01/24,
Callable 10/01/14 @ 100, MBIA                                      2,000   2,144
Lee County Industrial Development
Authority, Bonita Springs Utilities
Project, RB, AMT, 5.750%, 11/01/10,
Callable 11/01/06 @ 101, MBIA                                      1,480   1,543
Lee County Memorial Health Systems
Hospital, Ser A, RB, 5.750%, 04/01/15,
Callable 04/01/12 @ 100, FSA                                       1,000   1,132
Lee County Transportation Facility
Authority, Ser A, RB, 5.500%, 10/01/13,
Callable 10/01/11 @ 100, AMBAC                                     2,000   2,251
Lee County Transportation Facility
Authority, Ser A, RB, 5.000%, 10/01/27,
Callable 10/01/14 @ 100, AMBAC                                     6,000   6,441
Manatee County Improvement Project,
RB, 5.000%, 10/01/23, Callable 10/01/14
@ 100, FGIC                                                        2,095   2,257
Miami Parking Facilities Authority, RB,
5.250%, 10/01/15, MBIA                                             1,000   1,135
Naples Water & Sewer, RB, 4.000%,
09/01/05                                                           1,000   1,002
Ocala Capital Improvements, RB,
5.375%, 10/01/17, Callable 10/01/13 @
100, AMBAC                                                         1,610   1,806
Ocala Capital Improvements, RB,
5.375%, 10/01/18, Callable 10/01/13 @
100, AMBAC                                                         1,700   1,906
Orange County Health Facilities
Authority, Ser C, RB, 6.250%, 10/01/16,
MBIA                                                               4,855   5,902
Orange County School Board, Ser A,
COP, 5.500%, 08/01/18, Callable
08/01/12 @ 100, MBIA                                               2,335   2,610
Orange County Tourist Development
Tax, RB, 5.500%, 10/01/11, Callable
10/1/09 @ 100, AMBAC                                               3,030   3,331
Osceola County Tourist Development
Tax Authority, Ser A, RB, 5.500%,
10/01/15, Callable 10/01/12 @ 100,
FGIC                                                               1,000   1,126
Palm Beach County Criminal Justice                                 1,865   2,090

Facility, RB, 5.000%, 06/01/15
Palm Beach County Land Acquisition
Program, Ser A, GO, 5.375%, 06/01/13,
Callable 06/01/11 @ 100                                          2,260     2,518
Palm Beach County Land Acquisition
Program, Ser A, GO, 5.375%, 06/01/14,
Callable 06/01/11 @ 100                                          1,050     1,172
Palm Beach County Land Acquisition
Program, Ser A, GO, 5.500%, 06/01/16,
Callable 06/01/11 @ 100                                          1,200     1,339
Palm Beach County School Board
Authority, Ser C, COP, 5.500%,
08/01/14, Callable 08/01/12 @ 100, FSA                           2,735     3,105
Palm Beach County School Board
Authority, Ser C, COP, 5.500%,
08/01/19, Callable 08/01/12 @ 100, FSA                           3,305     3,760
Palm Beach County Solid Waste
Authority, Ser A, RB, 6.000%, 10/01/09,
AMBAC                                                              300       336
Pensacola Airport Authority, Ser A, RB,
AMT, 6.250%, 10/01/09, AMBAC                                       505       562
Pensacola Airport Authority, Ser A, RB,
AMT, 6.000%, 10/01/12, Callable
10/01/08 @ 102, MBIA                                             1,075     1,177
Plant City Utility Systems Authority,
Refunding & Improvements Project, RB,
6.000%, 10/01/15, MBIA                                             400       471
Polk County School District Sales Tax
Authority, RB, 5.250%, 10/01/15,
Callable 10/01/14 @ 100, FSA                                     2,000     2,264
Polk County Utility Systems Authority,
RB, 6.000%, 10/01/08, FGIC                                       1,855     1,952
Port Orange Water & Sewer Authority,
RB, 5.000%, 10/01/16, Callable 10/01/12
@ 101, AMBAC                                                     1,095     1,203
Reedy Creek Improvements District, Ser
1, RB, 6.000%, 10/01/05, MBIA                                    2,645     2,667
Tampa Guaranteed Entitlement
Authority, RB, 6.000%, 10/01/18,
AMBAC                                                              500       585
Tampa Sales Tax Authority, Ser A, RB,
5.375%, 10/01/14, Callable 10/01/11 @
101, AMBAC                                                       1,640     1,848
Tampa Water & Sewer, RB, 5.000%,
10/01/13, FSA                                                    4,135     4,604
Tampa Water & Sewer, RB, 5.000%,
10/01/15, FSA                                                    2,000     2,245
                                                                         -------
                                                                         142,921
                                                                         -------

NEW YORK (2.2%)
Nassau County Interim Finance
Authority Sales Tax, Ser A, RB, 5.000%,
11/15/16, Callable 11/15/15 @ 100,
MBIA                                                             3,705     4,134
                                                                         -------

PUERTO RICO (16.7%)
Puerto Rico Commonwealth Highway &
Transportation Authority, RB, 5.250%,
07/01/15, Callable 07/01/13 @ 100,                               5,860     6,575

FGIC
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser G, RB,
5.250%, 07/01/15, Callable 07/01/13 @
100, FGIC                                                       3,000      3,366
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser I, RB,
5.000%, 07/01/23, Callable 07/01/14 @
100, FGIC                                                       4,000      4,328
Puerto Rico Commonwealth Infrastructure
Financing Authority, Special Tax, Ser C,
RB, 5.500%, 07/01/15, AMBAC                                     1,000      1,170
Puerto Rico Commonwealth Infrastructure
Financing Authority, Special Tax, Ser C,
RB, 5.500%, 07/01/17, AMBAC                                     2,150      2,538
Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%,
08/01/14, Callable 08/01/12 @ 100,
FSA                                                             6,965      7,808
Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%,
08/01/16, Callable 08/01/12 @ 100,
FSA                                                             1,020      1,127
Puerto Rico Commonwealth Tax &
Revenue Anticipation Note, 3.000%,
07/29/05                                                        5,000      4,999
                                                                        --------
                                                                          31,911
                                                                        --------

TEXAS (1.5%)
Plano Independent School District, GO,
5.000%, 02/15/16, Callable 02/15/15 @ 100                       2,685      2,963
                                                                        --------
TOTAL MUNICIPAL BONDS (COST $175,906)                                    181,929
                                                                        --------

MONEY MARKET FUNDS (4.9%)
Federated Tax-Free Obligations Fund                         8,516,726      8,517
SEI Tax Exempt Trust, Institutional                           877,990        878
Tax Free Fund
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $9,395)                                     9,395
                                                                        --------

TOTAL INVESTMENTS (COST $185,301) (A) - 99.9%                            191,324
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                 280
                                                                        --------
NET ASSETS - 100.0%                                                     $191,604
                                                                        ========

----------
(a) Cost for federal income tax purposes is $185,301 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $6,163
Unrealized Depreciation..................     (140)
                                            ------
Unrealized Appreciation (Depreciation)...   $6,023
                                            ======

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FSA - Security insured by Financial Security Assurance.

GO - General Obligation.
MBIA - Security insured by the Municipal Bond Insurance Association. RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
GEORGIA TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                             ----------   ------
MUNICIPAL BONDS (96.6%)
GEORGIA (89.9%)
Association County Commissioners of
Georgia Leasing Program, Georgia Public
Purpose Project, COP, 5.250%, 04/01/21,
Callable 04/01/14 @ 102                                        $2,680     $2,972
Athens Housing Authority, Student
Housing Lease Project, RB, 5.250%,
12/01/21, Callable 12/01/12 @ 100,
AMBAC                                                           1,000      1,086
Atlanta Airport Passenger Facility
Charge, Ser J, RB, 5.000%, 01/01/34,
Callable 01/01/15 @ 100, FSA                                    1,000      1,059
Atlanta Airport Project, Ser A, RB,
AMT, 5.375%, 01/01/19, Callable
07/01/14 @ 100, FSA                                             5,000      5,502
Atlanta Development Authority, Tuff
ATDC Project, Ser A, RB, 5.000%,
01/01/35, Callable 01/01/15 @ 100                               2,000      2,052
Atlanta Water & Sewer, RB, 5.250%,
01/01/27, Prerefunded 01/01/07 @ 101,
FGIC                                                            2,000      2,094
Augusta Water & Sewer Authority, RB,
5.250%, 10/01/34, Callable 10/01/14 @
100, FSA                                                        1,000      1,096
Brunswick Water & Sewer, Refunding &
Improvement Project, RB, 6.100%,
10/01/14, MBIA                                                  1,000      1,183
Burke County Development Authority
Pollution Control, Vogtle Project, RB,
2.750%, 10/01/32, (b)                                           1,260      1,260
Burke County Development Authority,
Pollution Control, Vogtle Project, RB,
2.980%, 10/01/32, (b)                                           5,157      5,157
Carrollton Payroll Development
Authority, UWG Campus Center, RB,
5.250%, 08/01/27, Callable 8/01/14 @
100, MBIA                                                       1,650      1,802
Central Valdosta Development
Authority, Lowndes County Judical
Project, RB, 5.250%, 06/01/21, Callable
06/01/13 @ 102                                                  1,885      2,076
Clarke County Hospital Authority,
Athens Regional Medical Center Project,
RB, 5.375%, 01/01/07, MBIA                                      1,425      1,480
Cobb County Development Authority,
Kennesaw State University Project, RB,
5.000%, 07/15/29, Callable 07/15/14 @                           2,250      2,401

100, MBIA
Cobb County Development Authority,
Kennesaw State University Project, Ser A,
RB, 5.000%, 07/15/29, Callable 7/15/14
@ 100, MBIA                                                     2,000      2,135
Cobb-Marietta County Coliseum &
Exhibit Hall Project, RB, 5.500%,
10/01/12, MBIA                                                    940      1,053
Columbus Water & Sewer, RB,
5.000%, 05/01/25, Callable 05/01/14 @
100, MBIA                                                       1,000      1,071
Coweta County Water & Sewer
Authority, RB, 5.000%, 06/01/26,
Callable 06/01/15 @ 100, AMBAC                                  1,355      1,457
Dalton Utilities, RB, 6.000%, 01/01/08,
MBIA                                                            3,240      3,485
Dekalb County Public Safety & Judicial
Facilities Authority, Public Safety &
Judicial Facility Project, RB, 5.000%,
12/01/29, Callable 01/01/14 @ 101                               1,000      1,073
Dougherty County School District, Sales
Tax Authority,  GO, 4.000%, 03/01/07                            2,000      2,041
Douglasville - Douglas County Water &
Sewer Authority, RB, 5.625%, 06/01/15,
AMBAC                                                           1,390      1,571
Downtown Savannah Authority,
Refunding & Improvement, RB, 5.000%,
01/01/26, Callable 01/01/15 @ 100                               1,075      1,153
Forsyth County Hospital Authority,
Baptist Health Care System Project, RB,
6.375%, 10/01/28, ETM                                           1,000      1,301
Fulton County Development Authority,
Georgia Tech Athletic Association, RB,
5.000%, 10/01/07, AMBAC                                         1,000      1,049
Fulton County Development Authority,
Molecular Science Building Project, RB,
5.250%, 05/01/22, Callable 05/01/14 @
100, MBIA                                                       2,370      2,605
Fulton County Development Authority,
Molecular Science Building Project, RB,
5.250%, 05/01/27, Callable 05/01/14 @
100, MBIA                                                       3,375      3,691
Fulton County Water & Sewer, RB,
5.000%, 01/01/24, Callable 01/01/14 @
100, FGIC                                                       2,000      2,143
Georgia State Municipal Electric
Authority, RB, 8.000%, 01/01/15,
ETM                                                             1,900      2,506
Georgia State Private College &
Universities Facilities Authority, Mercer
University Project, RB, 6.400%,
11/01/11, MBIA, ETM                                             1,675      1,908
Gwinnett County Development
Authority, Public Schools Project, COP,
5.250%, 01/01/21, Callable 01/01/14 @
100, MBIA                                                       2,910      3,190
Gwinnett County Hospital Authority,
Gwinnett Hospital Systems Project, Ser
B, RB, 5.000%, 10/01/24, Callable                               1,250      1,333

10/01/14 @ 100
Gwinnett County Public Schools
Project, COP, 5.250%, 01/01/25, Callable
01/01/14 @ 100, MBIA                                            1,500      1,634
Gwinnett County School District, Ser B,
GO, 6.400%, 02/01/07                                            1,500      1,586
Henry County Hospital Authority, Henry
Medical Center Project, RB, 5.500%,
07/01/08, Prerefunded 07/01/07 @ 102,
AMBAC                                                           1,640      1,759
Henry County Water & Sewer, RB,
6.150%, 02/01/20, AMBAC                                         2,100      2,620
Metropolitan Atlanta Rapid Transit
Authority, Ser E, RB, 7.000%, 07/01/11,
ETM                                                             3,595      4,218
Metropolitan Atlanta Rapid Transit
Authority, Ser N, RB, 6.000%,
07/01/07                                                        2,090      2,216
Milledgeville-Baldwin County
Development Authority, Georgia College
& State University Foundation, RB,
6.000%, 09/01/33, Callable 09/01/14 @
101                                                             2,355      2,572
Newnan Hospital Authority, Newnan
Hospital Project, RB, 5.500%, 01/01/16,
Callable 01/01/13 @100, MBIA                                    2,435      2,718
Newnan Hospital Authority, Newnan
Hospital Project, RB, 5.500%, 01/01/17,
Callable 01/01/13 @ 100, MBIA                                   2,570      2,864
Newton County Water Authority, RB,
5.000%, 07/01/23, Callable 07/01/14 @
100, MBIA                                                       2,475      2,659
Oconee County Industrial Development
Authority, OIIT Project, RB, 5.250%,
07/01/23, Callable 07/01/13 @ 100                               1,295      1,398
Paulding County School District, GO,
6.000%, 02/01/10, MBIA                                          1,000      1,125
Paulding County School District, Ser A,
GO, 6.625%, 02/01/07                                            1,000      1,059
Paulding County School District, Ser A,
GO, 6.625%, 02/01/08                                              525        574
Rockdale County Water & Sewer
Authority, RB, 5.000%, 07/01/29,
Callable 07/01/15 @ 100, FSA                                    2,000      2,150
Upper Oconee Basin Water Authority,
RB, 5.000%, 07/01/26, Callable 07/01/15
@ 100, MBIA                                                     2,000      2,152
Valdosta & Lowndes County Hospital
Authority, South Georgia Medical Center
Project, RB, 5.250%, 10/01/27, Callable
10/01/12 @ 101, AMBAC                                           1,110      1,203
Vidalia Water & Sewer, RB, 6.000%,
07/01/07, ETM                                                     605        644
Walker, Dade & Catoosa Counties                                 1,370      1,469
Hutcheson Medical Project, Ser A, RB,                                   --------
5.500%, 10/01/08, Callable 10/01/07 @
102, FSA

GUAM (1.1%)                                                              102,605
                                                                        --------

Guam International Airport Authority,
Ser A, RB, AMT, 5.000%, 10/01/06,
MBIA                                                            1,250      1,283
                                                                        --------

PUERTO RICO (5.6%)
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser AA, RB,
5.000%, 07/01/06                                                3,000      3,064
Puerto Rico Commonwealth Public
Buildings Authority, Government
Facilities, Ser I, RB, 5.500%, 07/01/22,
Callable 07/01/14 @ 100                                         3,000      3,311
                                                                        --------
                                                                           6,375
                                                                        --------
TOTAL MUNICIPAL BONDS (COST $104,913)                                    110,263
                                                                        --------

MONEY MARKET FUNDS (2.0%)
Federated Tax-Free Obligations Fund                         2,096,162      2,096
SEI Tax Exempt Trust, Institutional
Tax Free Fund                                                 202,959        203
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $2,299)                                     2,299
                                                                        --------
TOTAL INVESTMENTS (COST $107,212) (A) - 98.6%                            112,562
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                               1,609
                                                                        --------
NET ASSETS - 100.0%                                                     $114,171
                                                                        ========

----------
(a) Cost for federal income tax purposes is $107,212 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $5,405
Unrealized Depreciation..................      (55)
                                            ------
Unrealized Appreciation (Depreciation)...   $5,350
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
HIGH INCOME FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
CORPORATE BONDS (87.3%)
ADVERTISING (3.6%)
Bear Creek Corp., 9.000%, 03/01/13,
Callable 03/01/09 @ 104.50 (d)                                  $1,500    $1,463
R.H. Donnelley Corp., 8.875%,
12/15/10, Callable 12/15/06 @ 104.438
(d)                                                                250       273
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44                             1,250     1,453
                                                                          ------
                                                                           3,189
                                                                          ------

AUTO PART & EQUIPMENT (2.2%)
Goodyear Tire & Rubber Co., (The),
9.000%, 07/01/15, Callable 07/01/10 @
104.5 (d)                                                        2,000     1,965
                                                                          ------

BUILDING MATERIALS (2.4%)
Ainsworth Lumber Co. Ltd., 7.250%,
10/01/12, Callable 10/01/08 @ 100.63                             1,500     1,429
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.19                                         750       705
                                                                          ------
                                                                           2,134
                                                                          ------

CHEMICALS (4.6%)
Equistar Chemicals LP, 10.625%,
05/01/11, Callable 05/01/07 @ 105.31                               750       828
Huntsman International LLC, 11.625%,
10/15/10, Callable 10/15/07 @ 105.81                             1,300     1,522
Lyondell Chemical Co., Ser A, 9.625%,
05/01/07                                                           500       534
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @
103.75 (d)                                                       1,250     1,241
                                                                          ------
                                                                           4,125
                                                                          ------

COMMERCIAL SERVICES (3.3%)
Rural/Metro Corp., 9.875%, 03/15/15,
Callable 03/15/10 @ 104.94 (d)                                   1,250     1,238
United Rentals NA, Inc., 7.750%,
11/15/13, Callable 11/15/08 @ 103.88                             1,750     1,719
                                                                          ------
                                                                           2,957
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (3.1%)
Consolidated Communication, Inc.,
9.750%, 04/01/12, Callable 04/01/08 @
104.88 (d)                                                         250       262
Crystal US Holdings LLC, Ser B,
9.507%, 10/01/14, Callable 10/1/09 @
105.25 (c) (g)                                                   1,750     1,217
Refco Finance Holdings LLC, 9.000%,
08/01/12, Callable 08/01/08 @ 104.50                               170       180

RMCC Acquisition Co., 9.500%,
11/01/12, Callable 11/01/08 @ 104.75 (d)
(e)                                                                1,150   1,098
                                                                           -----
                                                                           2,757
                                                                           -----

ELECTRIC (7.9%)
Allegheny Energy Supply Co. LLC,
8.250%, 04/15/12 (d) (e)                                              55      62
Aquila, Inc., 14.875%, 07/01/12                                    1,875   2,455
Edison Mission Energy, 10.000%,
08/15/08 (e)                                                         500     561
FPL Energy National Wind, 6.125%,
03/25/19 (d)                                                         250     243
PSEG Energy Holdings LLC, 10.000%,
10/01/09                                                             250     281
Reliant Energy, Inc., 6.750%, 12/15/14,
Callable 12/15/09 @ 103.38 (e)                                     2,080   2,033
Sierra Pacific Resources, 7.803%,
06/15/12, Callable 06/15/09 @ 103.90                                 160     166
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                                  750     807
Teco Energy, Inc., 6.750%, 05/01/15
(d)                                                                   45      48
Tenaska Alabama Partners LP, 7.000%,
06/30/21 (d)                                                         200     203
TXU Corp., 4.800%, 11/15/09 (d)                                      250     245
                                                                           -----
                                                                           7,104
                                                                           -----

ENTERTAINMENT (2.2%)
Seneca Gaming Corp., 7.250%,
05/01/12, Callable 05/01/08 @ 103.63
(d)                                                                   90      93
Six Flags, Inc., 9.625%, 06/01/14,
Callable 06/01/09 @ 104.81                                         1,500   1,403
WMG Holdings Corp., 9.530%,
12/15/14, Callable 12/15/09 @ 104.75 (c)
(d) (g)                                                              715     493
                                                                           -----
                                                                           1,989
                                                                           -----

ENVIRONMENT CONTROL (1.7%)
Allied Waste Industries, 9.250%,
05/01/21                                                           1,500   1,519
                                                                           -----

FOOD (1.2%)
Swift & Co., 12.500%, 01/01/10,
Callable 10/01/06 @ 106.25                                         1,000   1,116
                                                                           -----

FOREST PRODUCTS & PAPER (5.6%)
Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06                                 500     488
Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                               1,500   1,447
Boise Cascade Holdings LLC, 6.016%,
10/15/12, Callable 10/15/05 @ 102 (b)
(d)                                                                  600     606
Georgia-Pacific Corp., 7.375%,
07/15/08                                                             250     266
Neenah Paper, Inc., 7.375%, 11/15/14,
Callable 11/15/09 @ 103.69 (d)                                     1,000     970
NewPage Corp., 12.000%, 05/01/13,
Callable 05/01/09 @ 106 (d) (e)                                    1,250   1,237
                                                                           -----
                                                                           5,014
                                                                           -----

HEALTHCARE - PRODUCTS (4.4%)
Medical Services Co., 10.939%,
10/15/11, Callable 10/15/07 @ 103 (b)
(d)                                                               1,000      995
MQ Associates, Inc., 11.105%,
08/15/12, Callable 08/15/08 @ 109 (c) (d)
(g)                                                               2,875    1,495
Universal Hospital Services, Inc.,
10.125%, 11/01/11, Callable 11/01/07 @ 105.06                     1,450    1,465
                                                                          ------
                                                                           3,955
                                                                          ------

HEALTHCARE - SERVICES (11.6%)
Ardent Health Services LLC, 10.000%,
08/15/13, Callable 08/15/08 @ 105                                 1,750    2,115
DaVita, Inc., 7.250%, 03/15/15,
Callable 03/15/10 @ 103.63 (d) (e)                                  410      421
HCA, Inc., 8.750%, 09/01/10                                         250      284
HealthSouth Corp., 10.750%, 10/01/08,
Callable 08/18/05 @ 105.38 (e)                                    2,500    2,601
PacifiCare Health Systems, Inc.,
10.750%, 06/01/09, Callable 6/1/06 @ 105.38                         975    1,073
Radiologix, Inc., Ser B, 10.500%,
12/15/08, Callable 12/15/05 @ 105.25                              1,000    1,050
Select Medical Corp., 7.625%,
02/01/15, Callable 02/01/10 @ 103.81 (d)                            700      693
US Oncology, Inc., 10.750%, 08/15/14,
Callable 08/15/09 @ 105.38                                        1,900    2,071
                                                                          ------
                                                                          10,308
                                                                          ------

HOLDING COMPANIES-DIVERSIFIED (0.6%)
Leucadia National Corp., 7.000%, 08/15/13                           500      500
                                                                          ------

INSURANCE (4.0%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27                      1,000    1,133
Fairfax Financial Holdings Ltd.,
7.750%, 04/26/12 (e)                                                500      475
Fairfax Financial Holdings Ltd.,
8.300%, 04/15/26 (e)                                              1,700    1,454
Markel Capital Trust I, Ser B, 8.710%,
01/01/46, Callable 01/01/07 @ 104.36                                500      554
                                                                          ------
                                                                           3,616
                                                                          ------

LODGING (0.3%)
Mandalay Resort Group, Ser B,
10.250%, 08/01/07 (e)                                               250      275
                                                                          ------

MACHINERY DIVERSIFIED (1.8%)
NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105                                 1,500    1,575
                                                                          ------

MEDIA (7.8%)
Dex Media, Inc., 8.502%, 11/15/13,
Callable 11/15/08 @ 104.50 (c) (g)                                1,500    1,208
Houghton Mifflin Co., 12.307%,
10/15/13 (c) (e) (g)                                              2,500    1,825
Kabel Deutschland Gmbh, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31
(d)                                                               2,050    2,223

Mediacom LLC, 9.500%, 01/15/13,
Callable 01/15/06 @ 104.75 (e)                                     1,775   1,771
                                                                           -----
                                                                           7,027
                                                                           -----

MISCELLANEOUS MANUFACTURER (0.3%)
Koppers, Inc., 9.875%, 10/15/13,
Callable 10/15/08 @ 104.94                                           250     270
                                                                           -----

OIL & GAS (0.2%)
Compagnie Generale de Geophysique
SA, 7.500%, 05/15/15, Callable 05/15/10
@ 103.75 (d)                                                         150     156
                                                                           -----

PACKAGING & CONTAINERS (3.0%)
Berry Plastics Corp., 10.750%,
07/15/12, Callable 07/15/07 @ 105.38 (e)                             500     546
Crown Euro Holdings SA, 9.500%,
03/01/11, Callable 03/01/07 @ 104.75                                 500     552
Plastipak Holdings, Inc., 10.750%,
09/01/11, Callable 09/01/06 @ 105.38                               1,000   1,102
Stone Container Corp., 9.250%,
02/01/08                                                             500     523
                                                                           -----
                                                                           2,723
                                                                           -----

PIPELINES (1.9%)
Dynegy Holdings, Inc., 10.125%,
07/15/13, Callable 07/15/08 @ 105.06 (d)                           1,500   1,695
                                                                           -----

REAL ESTATE (1.6%)
American Real Estate Partners LP,
7.125%, 02/15/13, Callable 02/15/09 @
103.56 (d)                                                         1,000     980
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                                 413     458
                                                                           -----
                                                                           1,438
                                                                           -----

REITS (0.5%)
Host Marriott LP, Ser G, 9.250%,
10/01/07                                                             250     270
Ventas Realty LP, 6.750%, 06/01/10 (d)                                75      78
Ventas Realty LP, 7.125%, 06/01/15,
Callable 06/01/10 @ 103.56 (d)                                        95      99
                                                                           -----
                                                                             447
                                                                           -----

RETAIL (1.5%)
Carrols Holdings Corp., 9.000%,
01/15/13, Callable 01/15/09 @ 104.50 (d)                           1,100   1,114
United Auto Group, Inc., 9.625%,
03/15/12, Callable 03/15/07 @ 104.81                                 235     251
                                                                           -----
                                                                           1,365
                                                                           -----

TELECOMMUNICATIONS (10.0%)
Citizens Communications Co., 9.250%,
05/15/11                                                           1,000   1,115
Citizens Communications Co., 9.000%,
08/15/31                                                           1,000   1,025
MCI, Inc., 7.688%, 05/01/09, Callable
05/01/06 @ 102.84                                                    500     521
Nextel Communications, Inc., 7.375%,
08/01/15, Callable 08/01/08 @ 103.69                                 250     270
PanAmSat Holdings Corp., 9.000%,                                     250     273

08/15/14, Callable 08/15/09 @ 104.50
Qwest Communications International,
Inc., 7.250%, 02/15/11, Callable 02/15/08
@ 103.62 (d) (e)                                               1,000        968
Qwest Corp., 8.875%, 06/01/31,
Callable 08/22/05 @ 104.73                                     1,500      1,514
Rogers Wireless, Inc., 7.250%,
12/15/12                                                         185        200
Rogers Wireless, Inc., 6.375%,
03/01/14                                                       1,000      1,018
Valor Telecommunications Group, Inc.,
7.750%, 02/15/15, Callable 02/15/10 @
103.88 (d) (e)                                                 1,000        983
Zeus Special Subsidiary Ltd., 12.407%,
02/01/15, Callable 02/01/10 @ 104.63 (c)
(d) (e) (g)                                                    1,500      1,001
                                                                       --------
                                                                          8,888
                                                                       --------
TOTAL CORPORATE BONDS (COST $77,784)                                     78,107
                                                                       --------

PREFERRED STOCK (2.7%)
MEDIA (2.7%)
Primedia, Inc., Ser H                                         25,000      2,456
                                                                       --------
TOTAL PREFERRED STOCK (COST $2,375)                                       2,456
                                                                       --------

YANKEE DOLLAR (2.3%)
FOOD (1.2%)
Burns, Philp Capital Property Ltd.,
9.750%, 07/15/12, Callable 07/15/07 @
104.88                                                         1,000      1,075
                                                                       --------

TELECOMMUNICATIONS (1.1%)
National Cable PLC, 8.141%, 10/15/12,
Callable 08/19/05 @ 103 (b) (d)                                1,000      1,030
                                                                       --------
TOTAL YANKEE DOLLAR (COST $2,025)                                         2,105
                                                                       --------

SHORT-TERM INVESTMENTS (18.1%)
CSFB Enhanced Liquidity Portfolio (f)                     16,240,158     16,240
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS (COST $16,240)                              16,240
                                                                       --------

REPURCHASE AGREEMENTS (3.9%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased
07/01/05, repurchase price $3,522,420
(collateralized by U.S. Government
Agencies, 5.0000%, due 08/01/33; total
market value $3,595,471)                                       3,522      3,522
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (COST $3,522)                                 3,522
                                                                       --------

TOTAL INVESTMENTS (COST $101,946) (A) - 114.3%                          102,430
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3)%                         (12,852)
                                                                       --------
NET ASSETS - 100.0%                                                    $ 89,578
                                                                       ========

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $101,954 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 1,889
Unrealized Depreciation..................    (1,413)
                                            -------
Unrealized Appreciation (Depreciation)...   $   476
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $15,582.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

LLC - Limited Liability Corporation
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
ASSET BACKED SECURITIES (0.2%)
CREDIT CARD ABS (0.2%)
Citibank Credit Card Issuance Trust, Ser
2008-A7, Cl A7, 4.150%, 07/07/17 (b)                            $1,000    $  985
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $905)                                    985
                                                                          ------

COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
Wells Fargo, Ser 2003-J, Cl 1A4,
4.624%, 10/25/33                                                 2,000     1,913
                                                                          ------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,952)                    1,913
                                                                          ------

CORPORATE BONDS (25.1%)
AEROSPACE/DEFENSE (0.5%)
United Technologies Corp., 4.875%,
05/01/15                                                         3,065     3,135
                                                                          ------

AIRLINES (0.6%)
Southwest Airlines Co., 5.125%,
03/01/17                                                         3,565     3,496
                                                                          ------

AUTO MANUFACTURERS (0.4%)
DaimlerChrysler NA Holdings, 8.500%,
01/18/31                                                         1,925     2,439
                                                                          ------

BANKS (0.7%)
Bank of America Corp., 7.400%,
01/15/11                                                         3,885     4,446
                                                                          ------

BUILDING MATERIALS (0.4%)
American Standard, Inc., 7.625%,
02/15/10                                                         2,165     2,419
                                                                          ------

COMMERCIAL SERVICES (0.7%)
ERAC USA Finance Co., 5.600%,
05/01/15 (c)                                                     1,480     1,529
R. R. Donnelley & Sons Co., 4.950%,
04/01/14                                                         2,905     2,841
                                                                          ------
                                                                           4,370
                                                                          ------

COMPUTERS (0.1%)
NCR Corp., 7.125%, 06/15/09                                        560       606
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (8.4%)
Capital One Financial Corp., 4.800%,
02/21/12                                                         2,230     2,219
CIT Group, Inc., 5.125%, 09/30/14                                3,120     3,171
Citigroup, Inc., 5.125%, 05/05/14 (d)                            2,175     2,269
Citigroup, Inc., 5.850%, 12/11/34                                1,905     2,106
Ford Motor Credit Co., 7.000%,
10/01/13                                                         3,895     3,737

Fund American Cos., Inc., 5.875%,
05/15/13                                                          4,150    4,322
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                  4,510    4,506
HSBC Holdings PLC, 7.625%,
05/17/32 (c)                                                      1,935    2,542
John Deere Capital Corp., 3.900%,
01/15/08                                                            995      989
JPMorgan Chase & Co., 6.625%,
03/15/12                                                          5,105    5,683
Lazard Group LLC, 7.125%, 05/15/15 (c)                            6,730    6,788
MBNA Corp., 7.500%, 03/15/12                                      1,165    1,358
MBNA Corp., 6.125%, 03/01/13                                      2,470    2,692
Merrill Lynch & Co., Inc., 3.700%,
04/21/08                                                            775      766
Merrill Lynch & Co., Inc., 5.000%, 01/15/15                       2,135    2,186
Morgan Stanley, 5.300%, 03/01/13                                  5,615    5,835
                                                                          ------
                                                                          51,169
                                                                          ------

ELECTRIC (1.7%)
Entergy Gulf States, Inc., 4.875%,
11/01/11, Callable 11/01/06 @ 100                                 1,680    1,671
Exelon Corp., 5.625%, 06/15/35                                    4,855    4,894
Pacific Gas & Electric Co., 6.050%, 03/01/34                      3,160    3,483
                                                                          ------
                                                                          10,048
                                                                          ------

ENTERTAINMENT (0.2%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                          1,065    1,060
                                                                          ------

HOME BUILDERS (0.6%)
Lennar Corp., 5.950%, 03/01/13                                      995    1,057
Pulte Homes, Inc., 4.875%, 07/15/09                               1,560    1,562
Pulte Homes, Inc., 5.250%, 01/15/14                               1,130    1,130
                                                                          ------
                                                                           3,749
                                                                          ------

INSURANCE (1.1%)
MetLife, Inc., 5.000%, 06/15/15                                   1,560    1,583
Monumental Global Funding, 5.200%,
01/30/07 (c)                                                      2,565    2,613
Prudential Financial, Inc., 3.750%,
05/01/08                                                          1,055    1,046
Prudential Financial, Inc., 5.100%,
09/20/14                                                          1,650    1,698
                                                                          ------
                                                                           6,940
                                                                          ------

INVESTMENT COMPANIES (0.4%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                  1,950    2,167
                                                                          ------

LEISURE TIME (0.2%)
Harley Davidson Funding, 3.625%,
12/15/08 (c)                                                      1,155    1,134
                                                                          ------

LODGING (0.6%)
Harrah's Operating Co., Inc., 5.375%,
12/15/13                                                          1,240    1,258
Marriott International, Inc., 4.625%,
06/15/12                                                          2,275    2,253
                                                                          ------
                                                                           3,511
                                                                          ------

MEDIA (2.2%)

Comcast Cable Communications, Inc.,
7.125%, 06/15/13                                                 3,550     4,068
Comcast Cable Communications, Inc.,
7.050%, 03/15/33                                                   480       567
Cox Communications, Inc., 4.625%,
06/01/13                                                         1,860     1,806
News America Holdings, Inc., 9.250%,
02/01/13                                                         1,705     2,155
News America Holdings, Inc., 6.200%,
12/15/34                                                         1,015     1,065
Time Warner, Inc., 7.625%, 04/15/31                              3,105     3,878
                                                                         -------
                                                                          13,539
                                                                         -------

MINING (1.2%)
Alcan, Inc., 5.750%, 06/01/35                                    1,585     1,612
Codelco, Inc., 5.500%, 10/15/13                                  2,275     2,376
Inco Ltd., 5.700%, 10/15/15                                      2,900     3,019
                                                                         -------
                                                                           7,007
                                                                         -------

MISCELLANEOUS MANUFACTURER (1.4%)
General Electric Co., 5.000%,
02/01/13                                                         8,105     8,368
                                                                         -------

OIL & GAS (0.7%)
Devon Energy Corp., 10.250%,
11/01/05                                                           255       260
Devon Financing Corp. ULC, 7.875%,
09/30/31                                                         1,190     1,548
Enterprise Products Operating LP, Ser
B, 6.875%, 03/01/33                                              1,490     1,679
Motiva Enterprises LLC, 5.200%,
09/15/12 (c)                                                       955       985
                                                                         -------
                                                                           4,472
                                                                         -------

PIPELINES (0.9%)
Centerpoint Energy Resources Corp., Ser
B, 7.875%, 04/01/13                                              2,185     2,595
K N Capital Trust III, 7.630%,
04/15/28                                                         1,770     2,072
Kinder Morgan, Inc., 7.250%,
03/01/28                                                           850     1,008
                                                                         -------
                                                                           5,675
                                                                         -------

REITS (0.1%)
Simon Property Group LP, 6.375%,
11/15/07                                                           775       809
                                                                         -------

RETAIL (0.2%)
Federated Department Stores, Inc.,
6.900%, 04/01/29 (d)                                               800       927
                                                                         -------

SAVINGS & LOANS (0.3%)
Golden West Financial Corp., 4.125%,
08/15/07                                                         1,605     1,609
                                                                         -------

TELECOMMUNICATIONS (1.5%)
SBC Communications, Inc., 6.450%,
06/15/34 (d)                                                     1,495     1,681
Sprint Capital Corp., 8.750%,
03/15/32                                                         3,270     4,549
Verizon Global Funding Corp., 7.750%,
12/01/30 (d)                                                     2,150     2,776
                                                                         -------
                                                                           9,006
                                                                         -------
TOTAL CORPORATE BONDS (COST $147,356)                                    152,101
                                                                         -------

U.S. GOVERNMENT AGENCIES (5.8%)
FANNIE MAE (1.5%)
3.250%, 02/15/09                                                  1,000      977
3.800%, 07/14/10, Callable 07/14/05
@100                                                                500      492
5.125%, 01/02/14                                                    500      521
5.500%, 11/08/16, Callable 11/08/06 @
100                                                               1,250    1,271
6.250%, 02/28/17, Callable 02/28/07 @
100                                                                 600      622
6.200%, 06/13/17, Callable 06/13/07 @
100                                                               1,000    1,038
5.750%, 11/07/17, Callable 11/07/05
@100                                                              2,500    2,516
5.100%, 06/26/18, Callable 08/01/05 @
100                                                               1,500    1,480
5.500%, 04/23/24, Callable 08/01/05 @
100                                                                 250      250
                                                                          ------
                                                                           9,167
                                                                          ------

FEDERAL HOME LOAN BANK (1.3%)
2.739%, 03/03/08 (b)                                              2,500    2,500
3.040%, 03/24/08, Callable 12/24/05
@100 (b)                                                          2,000    1,975
4.400%, 03/30/11, Callable 03/30/06 @
100                                                               1,000      997
5.250%, 12/10/13, Callable 09/10/05 @
100                                                               1,250    1,252
5.000%, 05/08/18, Callable 08/08/05 @
100                                                               1,000    1,001
                                                                          ------
                                                                           7,725
                                                                          ------

FREDDIE MAC (2.2%)
7.000%, 05/01/07                                                      8        8
4.050%, 11/17/09, Callable 11/17/05 @
100                                                                 700      699
6.250%, 06/25/10, Callable 06/25/07 @
100                                                               1,000    1,043
4.650%, 08/27/10, Callable 08/27/05 @
100                                                                 500      500
4.500%, 12/16/10, Callable 12/16/05 @
100                                                               1,000      998
6.375%, 08/01/11, Callable 08/01/06 @
100                                                               3,000    3,066
4.650%, 10/10/13, Callable 10/10/06 @
100                                                               1,000      996
6.000%, 06/27/17, Callable 06/27/07 @
100                                                               1,000    1,035
5.550%, 10/30/17, Callable 07/27/05 @
100                                                               1,000    1,000
5.200%, 03/05/19, Callable 03/05/09 @
100                                                               1,200    1,218
5.000%, 06/01/19                                                  1,693    1,713
5.000%, 07/01/19                                                    817      826
                                                                          ------
                                                                          13,102
                                                                          ------

GINNIE MAE (0.8%)
7.000%, 04/15/13                                                    355      373
7.000%, 08/15/14                                                    178      187
4.500%, 05/15/19                                                    879      881
4.500%, 05/15/19                                                    875      877

7.000%, 05/15/31                                                100         105
5.500%, 09/15/32                                              1,009       1,033
5.500%, 09/15/33                                                659         674
5.500%, 11/15/33                                                918         939
                                                                      ---------
                                                                          5,069
                                                                      ---------
TOTAL U.S. GOVERNMENT AGENCIES (COST $34,738)                            35,063
                                                                      ---------

U.S. TREASURY OBLIGATIONS (67.0%)
U.S. TREASURY BONDS (9.3%)
5.375%, 02/15/31 (d)                                         47,570      56,133
                                                                      ---------
U.S. TREASURY NOTES (57.7%)
1.500%, 07/31/05                                              1,805       1,803
3.500%, 11/15/06 (d)                                         57,560      57,495
3.125%, 05/15/07 (d)                                         81,635      80,863
3.500%, 05/31/07 (d)                                         49,455      49,304
3.750%, 05/15/08 (d)                                          3,580       3,588
3.125%, 04/15/09 (d)                                          4,485       4,395
6.000%, 08/15/09 (d)                                         63,105      68,565
3.625%, 06/15/10 (d)                                         20,600      20,510
4.250%, 08/15/13 (d)                                         62,165      63,719
                                                                      ---------
                                                                        350,242
                                                                      ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $402,106)                         406,375
                                                                      ---------

SHORT-TERM INVESTMENTS (47.5%)
CSFB Enhanced Liquidity Portfolio (e)                   288,231,203     288,231
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS (COST $288,231)                            288,231
                                                                      ---------

REPURCHASE AGREEMENTS (1.7%)
Morgan Stanley, 3.355%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $10,255,512
(collateralized by U.S. Government
Agencies, 8.000%-8.500%, due
06/01/12-05/01/30; total market value
$10,519,008)                                                 10,255      10,255
                                                                      ---------
TOTAL REPURCHASE AGREEMENTS (COST $10,255)                               10,255
                                                                      ---------

TOTAL INVESTMENTS (COST $885,543) (A) - 147.6%                          894,923
LIABILITIES IN EXCESS OF OTHER ASSETS - (47.6)%                        (288,593)
                                                                      ---------
NET ASSETS - 100.0%                                                   $ 606,330
                                                                      =========

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $886,930 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 9,505
Unrealized Depreciation..................    (1,512)
                                            -------
Unrealized Appreciation (Depreciation)...   $ 7,993
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $280,181.

(e) This security was purchased with cash collateral held from securities lending.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
MUNICIPAL BONDS (100.84%)
ALABAMA (6.61%)
Alabama Public School & College
Authority, Capital Improvements, Ser C,
RB, 5.750%, 07/01/17, Callable 07/01/09
@ 101.50                                                      $ 3,950    $ 4,370
Alabama Water Pollution Control
Authority, RB, 5.750%, 08/15/12,
Callable 08/15/09 @ 100, AMBAC                                  5,205      5,724
Auburn University, Ser A, RB, 6.000%,
06/01/16, Callable 06/01/11 @ 100,
MBIA                                                            4,060      4,656
Huntsville, Ser A, GO, 5.625%,
05/01/16, Callable 05/01/12 @ 102                               2,375      2,712
Huntsville, Ser A, GO, 5.750%,
05/01/19, Callable 05/01/12 @ 102                               2,800      3,213
                                                                         -------
                                                                          20,675
                                                                         -------

ALASKA (1.87%)
Anchorage Alaska, Ser D, GO, 5.000%,
06/01/18, Callable 06/01/15 @100,
MBIA                                                            5,330      5,854
                                                                         -------

ARIZONA (2.52%)
Arizona Water Infrastructure Finance
Authority, Water Quality, Ser A, RB,
5.625%, 10/01/12, Callable 10/01/09 @
101                                                             3,280      3,628
Phoenix Civic Improvement Corp.,
Wastewater System, RB, 5.000%,
07/01/17, Callable 07/01/14 @ 100,
MBIA                                                            3,860      4,247
                                                                         -------
                                                                           7,875
                                                                         -------

CALIFORNIA (14.01%)
California State, GO, 5.500%, 11/01/33,
Callable 11/01/13 @ 100                                        11,000     12,258
Fresno Unified School District, Ser A,
GO, 6.550%, 08/01/20, Callable 02/01/13
@ 103, MBIA                                                     1,950      2,384
Los Angeles Department of Water &
Power, Ser A, RB, 5.000%, 07/01/18,
Callable 07/01/13 @ 100                                        13,990     15,311
Oakland Joint Powers
Financing Authority, RB, 5.000%,
06/15/17, Callable 06/15/15 @ 100                               4,000      4,423
Orange County Loma Ridge/Data Center
Project, COP, 6.000%, 06/01/21,
Prerefunded 06/01/19 @ 100, AMBAC                               2,075      2,485
San Diego County & School District,                             2,000      2,001

Ser A, TAN & RAN, 3.250%, 07/25/05
Santa Barbara County, Ser A, TAN &
RAN, 3.000%, 07/26/05                                             5,000    5,001
                                                                          ------
                                                                          43,863
                                                                          ------

COLORADO (3.87%)
Douglas County School District No.
RE1, Douglas & Ebert Counties, GO,
5.750%, 12/15/20, Callable 12/15/14 @
100, FGIC                                                         2,540    2,961
Metro Wastewater Reclamation District,
RB, 5.450%, 04/01/12, Callable 04/01/08
@ 100                                                             2,570    2,734
Westminster, Sales & Use Tax Project,
Ser A, RB, 5.600%, 12/01/16, Callable
12/01/07 @ 102                                                    5,940    6,401
                                                                          ------
                                                                          12,096
                                                                          ------

CONNECTICUT (0.71%)
University of Connecticut, Ser A, GO,
5.000%, 01/15/13, MBIA                                            2,000    2,224
                                                                          ------

FLORIDA (6.28%)
Florida State Board of Education, Ser A,
GO, 5.000%, 01/01/08                                              5,000    5,263
Lee County Transportation Facility
Authority, Ser A, RB, 5.000%, 10/01/27,
Callable 10/01/14 @ 100, AMBAC                                    1,000    1,073
Miami-Dade County School District,
GO, 5.000%, 08/01/05, MBIA                                        4,420    4,428
Palm Beach County School Board, Ser
C, COP, 5.500%, 08/01/15, FSA                                     2,825    3,214
Tampa Water & Sewer, RB, 5.000%,
10/01/16, Callable 10/01/15 @ 100,
FSA                                                               5,070    5,665
                                                                          ------
                                                                          19,643
                                                                          ------

GEORGIA (1.15%)
Forsyth County School District, GO,
5.000%, 02/01/15, MBIA                                            3,200    3,584
                                                                          ------

ILLINOIS (2.96%)
Chicago O'Hare International Airport,
3rd. Lien, Ser A, RB, 5.000%, 01/01/09,
MBIA                                                              3,000    3,194
Granite City, Madison County Disposal,
Waste Management, Inc. Project, RB,
AMT, 3.850%, 05/01/27, Mandatory Put
05/01/08 @ 100                                                    2,500    2,495
Illinois State Sales Tax, Ser X, RB,
5.500%, 06/15/13, Callable 06/15/07 @
101                                                               3,390    3,588
                                                                          ------
                                                                           9,277
                                                                          ------

INDIANA (1.48%)
Indiana Health Facility Financing
Authority, Community Hospital Project,
Ser A, RB, 5.000%, 05/01/18, Callable
05/01/15 @ 100, AMBAC                                             4,280    4,636
                                                                          ------

IOWA (0.73%)
Des Moines Public Parking System, Ser
A, RB, 6.375%, 06/01/18, Callable
06/01/10 @ 100, FGIC                                              2,005    2,299
                                                                          ------

KENTUCKY (1.79%)

Kentucky State Turnpike Authority,
Revitalization Project, Ser B, RB,
5.000%, 07/01/15, AMBAC                                           5,000    5,593
                                                                          ------

MASSACHUSETTS (0.05%)
Massachusetts Water Pollution
Abatement Trust, Pool Program, Ser 6,
RB, 5.625%, 08/01/16, Callable 08/01/10
@ 101                                                               145      162
                                                                          ------

MICHIGAN (1.18%)
Michigan Municipal Bond Authority,
Clean Water State Revolving Fund, RB,
5.375%, 10/01/17, Callable 10/01/12 @
100                                                               3,300    3,679
                                                                          ------

MISSOURI (3.15%)
Missouri State Highways & Transit
Commission, Ser A, RB, 5.625%,
02/01/18, Callable 02/01/11 @ 100                                 8,885    9,854
                                                                          ------

NEVADA (1.70%)
Nevada State, Capital Improvements, Ser
B, GO, 5.250%, 06/01/10, Prerefunded
06/01/08 @ 100                                                    5,000    5,333
                                                                          ------

NEW JERSEY (5.33%)
Elizabeth, GO, 5.250%, 08/15/08,
MBIA                                                              2,595    2,777
Garden State Preservation Trust Open
Space & Farmland Preservation, Ser A,
RB, 5.800%, 11/01/19, Callable 11/01/15
@ 100                                                             2,000    2,326
Garden State Preservation Trust, Open
Space & Farmland Preservation, Ser A,
RB, 5.800%, 11/01/20, Callable 11/01/15
@100, FSA                                                        10,000   11,573
                                                                          ------
                                                                          16,676
                                                                          ------

NEW YORK (15.88%)
Buffalo School Improvements, Ser D,
GO, 5.500%, 12/15/14, Callable 12/15/11
@ 100, FGIC                                                       1,075    1,208
Metropolitan Transportation Authority,
Ser G-1, RB, 2.500%, 11/01/26,
AMBAC (b)                                                        12,700   12,700
Nassau County Interim Finance
Authority, Sales Tax, Ser A, RB,
5.000%, 11/15/16, Callable 11/15/15 @
100, MBIA                                                         4,000    4,463
New York City, Ser A, GO, 6.250%,
08/01/08, Callable 08/01/06 @ 101.5,
MBIA                                                             11,000   11,555
Tobacco Settlement Financing Corp.,
Ser A1, RB, 5.000%, 06/01/10, Callable
06/01/06 @ 100                                                       35       35
Tobacco Settlement Financing Corp.,
Ser A1, RB, 5.250%, 06/01/13, Callable
06/01/08 @ 100                                                   10,000   10,587
Tobacco Settlement Financing Corp.,
Ser A1, RB, 5.500%, 06/01/14, Callable
06/01/09 @ 100                                                    2,000    2,175
Tobacco Settlement Financing Corp.,
Ser C1, RB, 5.250%, 06/01/12, Callable                            6,720    6,999
                                                                          ------

06/01/07 @ 100
                                                                          49,722
                                                                          ------

NORTH CAROLINA (1.37%)
Charlotte, Ser 2005, GO, 5.000%,
06/01/15                                                          3,795    4,283
                                                                          ------

OHIO (0.50%)
Ohio State Water Development
Authority, Fresh Water Improvement
Project, RB, 5.700%, 06/01/08, Callable
06/01/06 @ 101, AMBAC                                             1,520    1,554
                                                                          ------

OKLAHOMA (0.89%)
Oklahoma State Water Resource Board,
Revolving Fund, RB, 5.000%, 04/01/13                              2,500    2,779
                                                                          ------

PENNSYLVANIA(0.72%)
Pennsylvania State Turnpike
Commission, Registration Fee, RB,
5.375%, 07/15/14, Callable 07/15/2011
@ 101, AMBAC                                                      2,000    2,238
                                                                          ------

PUERTO RICO (11.21%)
Puerto Rico Commonwealth Electric
Power Authority, Ser RR, RB, 5.000%,
07/01/23, Callable 07/01/15 @ 100,
FGIC                                                              6,500    7,093
Puerto Rico Commonwealth
Government Development Bank, RB,
2.140%, 12/01/15, (b)                                             9,000    9,000
Puerto Rico Commonwealth Highway &
Transportation Authority, RB, 5.250%,
07/01/15, Callable 07/01/13 @ 100,
FGIC                                                              5,000    5,610
Puerto Rico Commonwealth Highway &
Transportation Authority, RB, 5.250%,
07/01/17, Callable 07/01/13 @ 100,
FGIC                                                              5,260    5,867
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser G, RB,
5.250%, 07/01/15, Callable 07/01/13 @
100, FGIC                                                         2,720    3,052
Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%,
08/01/14, Callable 08/01/12 @ 100,
FSA                                                               4,000    4,484
                                                                          ------
                                                                          35,106
                                                                          ------

SOUTH CAROLINA (1.78%)
Clemson University, RB, 6.250%,
05/01/15, Callable 05/01/09 @ 101,
AMBAC                                                             2,725    3,062
Richland County School District No.
001, GO, 5.000%, 03/01/18, Callable
03/01/15 @ 100, FSA                                               2,280    2,513
                                                                          ------
                                                                           5,575
                                                                          ------

TEXAS (9.58%)
Harris County Flood Control District,                             2,375    2,588
Ser A, GO, 5.000%, 10/01/10
Irving Waterworks & Sewer, RB,
5.950%, 06/15/19, Callable 06/15/09 @
100.50                                                            1,460    1,617
North Harris County Regional Water                                2,690    2,993

Authority, RB, 5.250%, 12/15/18,
Callable 12/15/14 @ 100, MBIA
Plano Independent School District, GO,
5.000%, 02/15/16, Callable 02/15/15 @100                      3,000      3,311
Plano Independent School District, GO,
5.000%, 02/15/17, Callable 02/15/15 @100                      5,000      5,501
Richardson Texas, GO, 5.250%,
02/15/17, Callable 02/15/15 @ 100,
MBIA                                                          2,665      2,985
Texas State, TAN & RAN, 3.000%,
08/31/05                                                     11,000     11,007
                                                                      --------
                                                                        30,002
                                                                      --------

WASHINGTON (2.16%)
Kitsap County School District No. 400
North Kitsap, GO, 5.125%, 12/01/17,
Callable 12/01/15 @ 100, FSA                                  5,055      5,651
Snohomish County School District No
4 Lake Stevens, GO, 5.125%, 12/01/16,
Callable 12/01/15 @ 100, FGIC                                 1,000      1,121
                                                                      --------
                                                                         6,772
                                                                      --------

WISCONSIN (1.36%)
Franklin Solid Waste Disposal, Waste
Management, RB, AMT., 3.625%,
04/01/16, Mandatory Put 05/01/06 @100                         4,250      4,248
                                                                      --------

TOTAL MUNICIPAL BONDS (COST $309,853)                                  315,602
                                                                      --------

MONEY MARKET FUNDS (9.13%)
Federated Tax-Free Obligations Fund                      14,226,152     14,226
SEI Tax Exempt Trust, Institutional
Tax Free Fund                                            14,337,043     14,337
                                                                      --------
TOTAL MONEY MARKET FUNDS (COST $28,563)                                 28,563
                                                                      --------

REPURCHASE AGREEMENTS (1.37%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $4,301,645
(collateralized by U.S. Government
Agencies, 5.000% - 6.000%, due 05/01/19
- 07/01/35: total market value $4,387,651)                    4,301      4,301
                                                                      --------
TOTAL REPURCHASE AGREEMENTS (COST $4,301)                                4,301
                                                                      --------

TOTAL INVESTMENTS (COST $342,717) (A) - 111.34%                        348,466
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.34)%                       (35,504)
                                                                      --------
NET ASSETS - 100.00%                                                  $312,962
                                                                      ========

----------
(a) Cost for federal income tax purposes is $342,717 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $5,852
Unrealized Depreciation..................     (103)
                                            ------
Unrealized Appreciation (Depreciation)...   $5,749
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
FGIC - Security insured by the Financial Guaranty Insurance Company.
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
MBIA - Security insured by the Municipal Bond Insurance Association.
RAN - Revenue Anticipation Note.
RB - Revenue Bond
Ser - Series
TAN - Tax Anticipation Note.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
U.S. GOVERNMENT AGENCIES (95.5%)
FANNIE MAE (69.1%)
5.500%, 02/15/06 (c)                                         $15,250    $ 15,415
6.500%, 12/01/08                                               3,604       3,771
7.125%, 06/15/10 (c)                                           7,000       7,958
3.500%, 04/25/11                                              21,235      21,038
7.500%, 09/01/12                                               6,838       7,229
6.500%, 06/01/13                                                 682         710
6.000%, 09/01/13                                               1,309       1,354
4.000%, 11/01/13                                              11,294      11,241
4.500%, 03/01/14                                              19,028      19,107
6.000%, 09/01/16                                               8,919       9,230
6.500%, 10/01/16                                               1,227       1,278
5.500%, 12/01/16                                               3,692       3,793
6.000%, 08/01/17                                               2,509       2,595
6.000%, 10/01/17                                               1,694       1,752
6.000%, 10/01/17                                               4,400       4,551
6.000%, 05/01/19                                               2,304       2,384
6.000%, 06/01/19                                               6,736       6,968
5.500%, 07/01/19                                               3,731       3,833
5.500%, 07/01/19                                               9,827      10,094
5.500%, 08/01/19                                               4,157       4,270
5.500%, 10/01/19                                               5,442       5,590
3.500%, 10/25/21                                              20,619      20,439
5.500%, 03/01/24                                               8,071       8,237
7.000%, 05/01/32                                               7,348       7,750
6.500%, 12/01/32                                               4,887       5,066
3.172%, 05/01/33 (b)                                           7,352       7,421
4.120%, 05/01/33 (b)                                           7,916       7,959
3.989%, 06/01/33 (b)                                          11,994      11,913
4.107%, 08/01/33 (b)                                          15,730      15,704
6.000%, 11/01/33                                               2,558       2,624
3.242%, 05/01/34 (b)                                          11,530      11,519
4.583%, 05/01/34 (b)                                           3,508       3,515
4.032%, 06/01/34 (b)                                           6,660       6,635
4.291%, 06/01/34 (b)                                           5,011       5,032
7.000%, 06/01/34                                               7,574       7,988
6.000%, 02/01/35                                               3,722       3,817
                                                                        --------
                                                                         269,780
                                                                        --------

FREDDIE MAC (18.3%)
2.150%, 06/02/06 (c)                                           6,000       5,913
2.478%, 05/15/10 (b)                                           8,000       7,840
7.000%, 11/01/16                                               1,070       1,120
6.500%, 02/01/17                                               3,027       3,149
6.000%, 07/01/17                                               3,648       3,773
4.500%, 11/01/18                                               7,960       7,931
6.000%, 12/01/31                                              19,135      19,652
6.500%, 09/01/32                                               4,671       4,843
3.339%, 07/01/33 (b)                                           5,081       5,142

6.000%, 01/01/34                                                4,892      5,020
4.252%, 05/01/34 (b)                                            7,223      7,139
                                                                        --------
                                                                          71,522
                                                                        --------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (8.1%)
8.000%, 06/15/30                                                  535        578
8.000%, 09/15/30                                                  323        349
8.000%, 12/15/30                                                  870        940
8.000%, 12/15/30                                                   97        105
7.000%, 07/15/31                                                  455        482
8.000%, 08/15/31                                                  641        692
7.000%, 09/15/31                                                1,096      1,161
8.000%, 09/15/31                                                1,286      1,390
5.500%, 12/15/32                                                4,853      4,964
3.750%, 01/20/34                                               21,384     21,159
                                                                        --------
                                                                          31,820
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $374,382)                           373,122
                                                                        --------

SHORT-TERM INVESTMENTS (6.7%)
CSFB Enhanced Liquidity Portfolio (d)                      26,024,375     26,024
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS (COST $26,024)                               26,024
                                                                        --------

REPURCHASE AGREEMENTS (5.5%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased
07/01/05, repurchase price $10,851,146
(collateralized by U.S. Government
Agencies, 5.000%-5.500%, due
06/01/35-07/01/35; total market value
$11,067,571)                                                   10,850     10,850
Morgan Stanley, 3.355%, dated
06/30/05, to be repurchased 07/01/05,
repurchase price $10,838,183
(collateralized by U.S. Government
Agencies, 5.500%, due 06/01/20 -
04/01/24; total market value
$11,274,952)                                                   10,837     10,837
                                                                        --------
TOTAL REPURCHASE AGREEMENTS (COST $21,687)                                21,687
                                                                        --------

TOTAL INVESTMENTS (COST $422,093) (A) - 107.7%                           420,833
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7)%                           (29,911)
                                                                        --------
NET ASSETS - 100.0%                                                     $390,922
                                                                        ========

----------
(a) Cost for federal income tax purposes is $422,093 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $ 1,179
Unrealized Depreciation...................    (2,439)
                                             -------
Unrealized Appreciation (Depreciation) ...   $(1,260)
                                             =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $25,243.

(d) This security was purchased with cash collateral held from securities lending.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
MARYLAND MUNICIPAL BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (94.38%)
MARYLAND (89.27%)
Annapolis Public Improvement, GO,
5.000%, 04/01/08                                                $1,000    $1,058
Annapolis Special Obligation, Park
Place Project, Ser A, RB, 5.350%,
07/01/34, Callable 01/01/15 @ 101                                  500       508
Anne Arundel County Special
Obligation, Arundel Mills Project, RB,
5.125%, 07/01/22, Callable 07/01/14 @
100, LOC: County Guaranteed                                      1,000     1,095
Baltimore Parking System Facilities, Ser
A, RB, 5.900%, 07/01/13, FGIC                                      900     1,050
Baltimore Pollution Control, General
Motors Project, RB, 5.350%, 04/01/08                               410       408
Calvert County Public Improvement,
GO, 5.000%, 07/15/08                                             1,000     1,063
Charles County, County Commissioner,
Public Improvement, GO, 5.000%,
03/01/14                                                         1,000     1,120
Harford County, GO, 5.000%, 07/15/25,
Callable 07/15/15 @ 100                                          1,000     1,081
Howard County, Metropolitan District
Project, Ser A, GO, 5.250%, 08/15/13,
Callable 02/15/12 @ 100                                          1,100     1,228
Howard County, Public Improvement,
Ser A, 5.250%, 08/15/14, Callable
02/15/12 @ 100                                                   1,205     1,345
Maryland State & Local Facilities,
Capital Improvement, Ser A, GO,
5.500%, 08/01/14                                                 1,000     1,165
Maryland State & Local Facilities, Ser
2, GO, 5.000%, 08/01/16, Callable
08/01/13 @ 100                                                   1,425     1,570
Maryland State Community
Development Administration, Department
of Housing & Community Development,
People's Resource Center, Ser 2, RB,
AMT, 4.700%, 04/01/11                                            1,000     1,043
Maryland State Community
Development Administration, Department
of Housing & Community Development,
People's Resource Center, Ser 2001B,
RB, AMT, 4.100%, 07/01/08,
FHA/GNMA/HUD                                                       285       291
Maryland State Community
Development Administration, Department
of Housing & Community Development,                                900       936

People's Resource Center, Ser E, RB,
5.700%, 09/01/17, Callable 09/01/09 @
100
Maryland State Community
Development Administration, Department
of Housing & Community Development,
People's Resource Center, Ser F, RB,
AMT, 5.900%, 09/01/19, Callable
09/01/09 @ 100                                                     1,000   1,032
Maryland State Economic Development
Corp., CHF-College Park LLC, Ser A,
RB, 2.280%, 06/01/32, LOC: Wachovia
Bank N.A. (b)                                                         40      40
Maryland State Economic Development
Corp., Department of Transportation
Headquarters, RB, 5.375%, 06/01/19,
Callable 06/01/12 @ 100.50                                         1,000   1,117
Maryland State Economic Development
Corp., University of Maryland College
Park Project, RB, 5.750%, 06/01/18,
Callable 06/01/13 @ 100                                              475     518
Maryland State Economic Development
Corp., University of Maryland, Ser A,
RB, 5.625%, 10/01/23, Callable 10/01/13
@ 100                                                                500     532
Maryland State Economic Development
Corp., University Village at Sheppard
Pratt, RB, 5.875%, 07/01/21, Callable
07/01/11 @ 101, ACA                                                  250     272
Maryland State Health & Higher
Educational Facilities Authority, Calvert
Health Systems, RB, 5.500%, 07/01/36,
Callable 07/01/14 @ 100                                            1,000   1,067
Maryland State Health & Higher
Educational Facilities Authority, Carroll
County General Hospital, RB, 6.000%,
07/01/18, Callable 07/01/12 @ 100                                  1,035   1,143
Maryland State Health & Higher
Educational Facilities Authority, Carroll
County General Hospital, RB, 6.000%,
07/01/21, Callable 07/01/12 @ 100                                    250     274
Maryland State Health & Higher
Educational Facilities Authority, Catholic
Health Initiatives, Ser A, RB, 6.000%,
12/01/24, Callable 06/01/10 @ 101,
ETM                                                                  250     284
Maryland State Health & Higher
Educational Facilities Authority, Civista
Medical Center, RB, 5.000%, 07/01/37,
Callable 07/01/14 @ 100, LOC: Radian                               1,595   1,647
Maryland State Health & Higher
Educational Facilities Authority, Goucher
College, RB, 5.375%, 07/01/25, Callable
07/01/14 @ 100                                                       565     608
Maryland State Health & Higher
Educational Facilities Authority, Hebrew
Home of Greater Washington, RB,
5.700%, 01/01/21, Callable 01/01/12 @
100                                                                  480     518

Maryland State Health & Higher
Educational Facilities Authority, Hebrew
Home of Greater Washington, RB,
5.700%, 01/01/22, Callable 01/01/12 @
100                                                                  510     548
Maryland State Health & Higher
Educational Facilities Authority, John
Hopkins University, Ser A, RB, 5.000%,
07/01/38, Callable 07/01/14 @ 100                                  1,050   1,113
Maryland State Health & Higher
Educational Facilities Authority,
Lifebridge Health, Ser A, RB, 5.125%,
07/01/34, Callable 07/01/14 @ 100                                  1,000   1,043
Maryland State Health & Higher
Educational Facilities Authority, Mercy
Ridge, Ser B, RB, 5.000%, 04/01/08,
Callable 04/01/06 @ 101                                              300     305
Maryland State Health & Higher
Educational Facilities Authority, North
Arundel Hospital, RB, 6.500%, 07/01/26,
Callable 07/01/10 @ 101                                              400     448
Maryland State Health & Higher
Educational Facilities Authority, Union
Hospital of Cecil Country, RB, 5.750%,
07/01/20, Callable 07/01/12 @ 100                                    500     546
Maryland State Health & Higher
Educational Facilities Authority,
University of Maryland Medical System,
RB, 6.000%, 07/01/05                                                 100     100
Maryland State Health & Higher
Educational Facilities Authority,
University of Maryland Medical System,
RB, 5.750%, 07/01/21, Callable 07/01/11
@ 100                                                              1,725   1,861
Maryland State Stadium Authority, RB,
5.800%, 03/01/26, Callable 03/01/06 @
101, AMBAC                                                           250     257
Maryland State Transportation
Authority, Baltimore/Washington
International Airport, Ser B, RB, AMT,
5.375%, 03/01/15, Callable 03/01/12 @
101, AMBAC                                                         1,000   1,091
Montgomery County Economic
Development, Trinity Health Care Group,
RB, 5.500%, 12/01/16, Callable 12/01/11
@ 100                                                              1,000   1,094
Montgomery County Housing
Opportunities Commission, Ser A, RB,
4.450%, 07/01/17, Callable 01/01/11 @
100                                                                  250     252
Montgomery County Housing
Opportunities Commission, Ser A, RB,
6.000%, 07/01/20, Callable 07/01/10 @
100                                                                1,005   1,065
Montgomery County Housing
Oppurtunities Commission, Aston Woods
Apartments, Ser A, RB, 4.900%,
05/15/31, Callable 05/15/08 @ 102,
FNMA                                                                 650     685
Northeast Waste Disposal Authority,                                1,100   1,128

Montgomery County Resource Recovery
Project, Ser A, RB, AMT, 6.000%,
07/01/06
St. Mary's County Public Improvement,
GO, 5.500%, 07/01/11                                             1,165     1,318
Talbot County Public Facilities, GO,
5.375%, 03/15/17, Callable 03/15/12 @
101                                                              1,000     1,117
Westminster Education Facilites,
Western Maryland College, RB, 2.290%,
04/01/30 (b)                                                       935       935
                                                                         -------
                                                                          38,919
                                                                         -------

PUERTO RICO (5.11%)
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser AA, RB,
5.000%, 07/01/06                                                   500       511
Puerto Rico Electric Power Authority,
Ser RR, RB, 5.000%, 07/01/26, Callable
07/01/15 @ 100, LOC: XLCA                                        1,000     1,079
Puerto Rico Housing Bank & Finance
Agency, Affordable Housing Mortgage
Portfolio I, RB, AMT, 6.250%, 04/01/29,
Callable 10/01/05 @ 102,
GNMA/FNMA/FHLMC                                                    625       640
                                                                         -------
                                                                           2,230
                                                                         -------
TOTAL MUNICIPAL BONDS (COST $39,617)                                      41,149
                                                                         -------

MONEY MARKET FUNDS (2.62%)
Federated Maryland Municipal Cash
Trust                                                        1,141,578     1,142
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $1,142)                                     1,142
                                                                         -------

TOTAL INVESTMENTS (COST $40,759) (A) - 97.00%                             42,291
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.00%                              1,308
                                                                         -------
NET ASSETS - 100.00%                                                     $43,599
                                                                         =======

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $40,761 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $ 1,549
Unrealized Depreciation ..................       (19)
                                             -------
Unrealized Appreciation (Depreciation) ...   $ 1,530
                                             =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

ACA - Security insured by American Capital Access.
AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FHA - Security insured by the Federal Housing Administration.
FHLMC - Security insured by Freddie Mac.
FNMA - Security insured by Fannie Mae.
GNMA - Security insured by the Government National Mortgage Association.
GO - General Obligation
HUD - Security insured by the Department of Housing and Urban Development.
LLC - Limited Liability Company

LOC - Line of Credit
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
NORTH CAROLINA TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (93.8%)
NORTH CAROLINA (93.8%)
Apex, GO, 2.000%, 02/01/06                                      $  620    $  618
Appalachian State University,
Procurement Services Building, RB,
5.000%, 07/15/30, Callable 07/15/15
@100, MBIA                                                       1,250     1,343
Brunswick County Enterprise System,
Ser A, RB, 5.250%, 04/01/22, Callable
04/01/14 @ 100, FSA                                                500       557
Buncombe County, COP, 5.250%,
10/01/17, Callable 10/01/13 @ 100,
AMBAC                                                              585       648
Charlotte Governmental Facilities
Project, Ser G, COP, 5.000%, 06/01/18,
Callable 06/01/13 @ 100                                            500       539
Charlotte Water & Sewer System, RB,
5.500%, 06/01/14, Prerefunded 06/01/09
@ 101                                                              500       551
Charlotte Water & Sewer System, RB,
5.250%, 06/01/15, Prerefunded 06/01/09
@ 101                                                              500       547
Charlotte-Mecklenberg Hospital
Authority, Carolinas Health Care System,
Ser A, RB, 5.000%, 01/15/13, Callable
01/15/07 @ 102                                                     500       525
Charlotte-Mecklenburg Hospital
Authority, Carolinas Health Care System,
Ser A, 5.000%, 01/15/31, Callable
01/15/11 @ 101                                                   1,260     1,310
Dare County, COP, 5.000%, 06/01/23,
Callable 12/01/12 @ 100, AMBAC                                     830       881
Durham, GO, 5.000%, 02/01/07                                       500       518
Forsyth County Public Facilities &
Equipment Project, COP, 5.000%,
10/01/15, Callable 10/01/11 @ 101                                  950     1,053
Greensboro Enterprise System, Ser A,
RB, 5.000%, 06/01/26, Callable 06/01/15
@ 100                                                            1,000     1,072
Iredell County Public Facilities Project,
COP, 5.250%, 10/01/20, Callable
10/01/13 @ 100, AMBAC                                              500       548
New Hanover County Hospital, New
Hanover Regional Medical Center Project,
RB, 5.300%, 10/01/06, AMBAC                                        200       206
North Carolina Capital Facilities Finance
Agency, Educational Facilities, Brevard
College Corp., RB, 2.290%, 05/01/26,                             1,000     1,000

LOC: Wachovia Bank N.A. (b)
North Carolina Capital Facilities Finance
Agency, Educational Facilities, Johnson
& Wales University Project, Ser A, RB,
5.000%, 04/01/14, Callable 04/01/13 @
100                                                                  500     546
North Carolina Capital Facilities Finance
Agency, Educational Facilities, Trinity
Episcopal School Project, RB, 2.290%,
09/01/24, LOC: Wachovia Bank N.A.
(b)                                                                  400     400
North Carolina Capital Facilities Finance
Agency, Student Housing, NCA&T
University Foundation Project, Ser A,
RB, 5.250%, 06/01/20, Callable 06/01/14
@ 100, LOC: Radian                                                   500     546
North Carolina Eastern Municipal Power
Agency, Power System, Ser A, RB,
5.700%, 01/01/15, Callable 01/01/07 @
102, MBIA                                                            500     529
North Carolina Eastern Municipal Power
Agency, Power System, Ser C, RB,
5.375%, 01/01/16, Callable 01/01/13 @
100                                                                  500     538
North Carolina Educational Facilities
Finance Agency, Belmont Abbey College,
RB, 2.290%, 06/01/18, LOC: First
Union National Bank (b)                                              400     400
North Carolina Educational Facilities
Finance Agency, Wingate University, RB,
2.290%, 05/01/22, LOC: Bank of
America (b)                                                          400     400
North Carolina Infrastructure Finance
Corp., North Carolina State Correctional
Facilities Project, Ser A, COP, 3.000%,
02/01/10                                                             500     496
North Carolina Medical Care
Commission, Health Care Facilities,
Novant Health Obligations Group, Ser A,
RB, 5.000%, 11/01/17, Callable 11/01/13
@ 100                                                                500     538
North Carolina Medical Care
Commission, Health Care Facilities,
Novant Health Obligations Group, Ser A,
RB, 5.000%, 11/01/18, Callable 11/01/13
@ 100                                                                500     535
North Carolina Medical Care
Commission, Health Care Facilities, RB,
5.000%, 01/01/33, Callable 01/01/15 @
100, FGIC                                                          2,000   2,119
North Carolina Medical Care
Commission, Northeast Medical Center
Project, RB, 5.750%, 11/01/06,
AMBAC                                                              1,095   1,139
North Carolina Municipal Power
Agency, No. 1 Catawba Electric, Ser A,
RB, 5.500%, 01/01/15, MBIA                                           500     574
North Carolina State University at
Raleigh, Centennial Campus Project, Ser
B, RB, 5.125%, 12/15/16, Prerefunded                                 500     520

12/15/06 @ 101, MBIA
Pitt County School Facilities Project,
Ser B, COP, 5.300%, 04/01/21, Callable
04/01/10 @ 101, FSA                                                  500     541
Raleigh Combined Enterprise System,
RB, 5.250%, 03/01/17, Callable 03/01/11
@ 100                                                                500     555
Raleigh Durham Airport Authority, Ser
A, RB, 5.000%, 05/01/30, Callable
05/01/15 @ 100, AMBAC                                              1,000   1,069
Rockingham County, COP, 5.000%,
04/01/18, Callable 04/01/12 @ 101,
AMBAC                                                                500     543
Salisbury Enterprise System, RB,
5.000%, 02/01/20, Callable 02/01/12 @
101, FSA                                                             500     541
University of North Carolina at
Wilmington, COP, 5.000%, 06/01/31,
Callable 06/01/15 @ 100, FGIC                                      1,500   1,595
University of North Carolina Systems
Pool, Ser A, RB, 5.375%, 04/01/21,
Callable 10/01/12 @ 100, AMBAC                                       400     444
University of North Carolina Systems
Pool, Ser A, RB, 5.375%, 04/01/22,
Callable 10/01/12 @ 100, AMBAC                                       500     555
University of North Carolina Systems
Pool, Ser A, RB, 5.000%, 04/01/23,
Callable 04/01/15 @ 100, AMBAC                                     1,910   2,063
University of North Carolina University,
Dining System, RB, 5.400%, 05/15/16,
Prerefunded 05/15/07 @ 102                                           500     534
Wake County Hospital, RB, 5.125%,
10/01/13, ETM, MBIA                                                  500     560
Wilmington, COP, 5.000%, 09/01/14,
AMBAC                                                                520     579
Wilmington, Ser A, COP, 5.350%,
06/01/24, Callable 06/01/09 @ 101,
MBIA                                                                 500     538
Wilmington, Ser A, COP, 5.000%,
06/01/32, Callable 06/01/15 @ 100,
AMBAC                                                              1,500   1,594
Wilson Combined Enterprise Systems,
RB, 5.250%, 12/01/18, Callable 12/01/12
@ 100, FSA                                                           500     555
Winston-Salem Water & Sewer System,
RB, 5.500%, 06/01/15, Prerefunded
06/01/11 @ 101                                                       270     306
Winston-Salem Water & Sewer System,
RB, 5.500%, 06/01/16, Prerefunded
06/01/11 @ 101                                                       200     227
Winston-Salem Water & Sewer System,
RB, 5.000%, 06/01/23, Callable
06/01/15 @ 100                                                     1,205   1,306
Winston-Salem Water & Sewer System,
RB, 5.000%, 06/01/24, Callable
06/01/15 @ 100                                                     1,315   1,423
Winston-Salem, Ser A, COP, 5.000%,
06/01/16, Callable 06/01/11 @ 101                                  1,000   1,088
Winston-Salem State University,                                      500     532
                                                                           -----

Housing & Dining System, Ser B, RB,
4.850%, 01/01/11, Callable 01/01/09 @
101, MBIA

TOTAL MUNICIPAL BONDS (COST $37,566)                                      38,344
                                                                         -------

MONEY MARKET FUNDS (4.3%)
Federated Tax-Free Obligations Fund                          1,219,949     1,220
SEI Tax Exempt Trust, Institutional
Tax Free Fund                                                  539,056       539
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $1,759)                                     1,759
                                                                         -------

TOTAL INVESTMENTS (COST $39,325) (A) - 98.1%                              40,103

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                                 776
                                                                         -------
NET ASSETS - 100.0%                                                      $40,879
                                                                         =======

----------
(a) Cost for federal income tax purposes is $39,325 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.....................   $827
Unrealized Depreciation.....................    (49)
                                               ----
Unrealized Appreciation (Depreciation)......   $778
                                               ====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
SEIX INSTITUTIONAL HIGH YIELD FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
CONVERTIBLE BONDS (0.2%)
SEMICONDUCTORS (0.2%)
Fairchild Semiconductor Corp., 5.000%,
11/01/08, Callable 08/22/05 @ 102.25                          $3,161     $ 3,078
                                                                         -------
TOTAL CONVERTIBLE BONDS (COST $3,152)                                      3,078
                                                                         -------

CORPORATE BONDS (96.3%)
ADVERTISING (1.2%)
Bear Creek Corp., 9.000%, 03/01/13,
Callable 03/01/09 @ 104.50 (d)                                 1,515       1,477
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44 (d)                       3,537       4,112
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44                           8,586       9,981
                                                                         -------
                                                                          15,570
                                                                         -------

AEROSPACE/DEFENSE (0.3%)
L-3 Communications Corp., 7.625%,
06/15/12, Callable 06/15/07 @ 103.81                           3,333       3,550
                                                                         -------

AGRICULTURE (0.2%)
Gold Kist, Inc., 10.250%, 03/15/14,
Callable 03/15/09 @ 105.12                                     2,325       2,627
                                                                         -------

APPAREL (0.1%)
William Carter Co. (The), Ser B,
10.875%, 08/15/11, Callable 08/15/06 @
105.44                                                         1,059       1,186
                                                                         -------

BEVERAGES (0.4%)
Constellation Brands, Inc., 8.625%,
08/01/06                                                       4,340       4,514
                                                                         -------

BUILDING MATERIALS (0.7%)
Ainsworth Lumber Co., 7.240%,
10/01/10, Callable 10/01/06 @ 102 (b) (d)                      1,845       1,840
Ainsworth Lumber Co., 6.750%,
03/15/14, Callable 03/15/09 @ 103.38                           1,455       1,324
Ainsworth Lumber Co. Ltd., 7.250%,
10/01/12, Callable 10/01/08 @ 100.63                           4,145       3,948
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.19                                     2,135       2,007
                                                                         -------
                                                                           9,119
                                                                         -------

CHEMICALS (4.6%)
Acetex Corp., 10.875%, 08/01/09,
Callable 08/01/05 @ 105.44                                     2,001       2,101
ARCO Chemical Co., 10.250%,
11/01/10                                                       4,455       4,901

Equistar Chemicals LP, 10.125%,
09/01/08                                                          1,435    1,553
Equistar Chemicals LP, 10.625%,
05/01/11, Callable 05/01/07 @ 105.31                              1,000    1,104
Ethyl Corp., 8.875%, 05/01/10                                     2,435    2,523
FMC Corp., 10.250%, 11/01/09,
Callable 11/01/06 @ 105.12                                        6,096    6,866
FMC Corp., Ser A, 7.000%, 05/15/08                                1,057    1,115
Hercules, Inc., 11.125%, 11/15/07                                 1,480    1,671
Huntsman International LLC, 9.875%,
03/01/09                                                            975    1,043
Huntsman International LLC, 11.625%,
10/15/10, Callable 10/15/07 @ 105.81                              4,435    5,194
Lyondell Chemical Co., Ser A, 9.625%,
05/01/07                                                          5,670    6,053
Millennium American Corp., Inc.,
7.000%, 11/15/06                                                  5,160    5,276
Nalco Co., 7.750%, 11/15/11, Callable
11/15/07 @ 103.88 (d)                                             8,210    8,743
PQ Corp., 7.500%, 02/15/13, Callable
02/15/09 @ 103.75 (d) (e)                                         1,945    1,911
Rockwood Specialties Group, Inc.,
10.625%, 05/15/11, Callable 05/15/07 @
105.31                                                            3,605    3,975
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @
103.75 (d)                                                        4,355    4,322
                                                                          ------
                                                                          58,351
                                                                          ------

COAL (0.3%)
Luscar Coal Ltd., 9.750%, 10/15/11,
Callable 10/15/06 @ 104.88                                        3,732    4,105
                                                                          ------

COMMERCIAL SERVICES (1.4%)
Corrections Corp. of America, 7.500%,
05/01/11, Callable 05/01/07 @ 103.75                              7,735    8,054
Corrections Corp. of America, 6.250%,
Callable 03/15/09 @ 103.125 03/15/13 (e)                          2,890    2,868
Geo Group, Inc. (The), 8.250%,
07/15/13, Callable 07/15/08 @ 104.13                              3,515    3,392
Service Corp. International, 6.500%,
03/15/08                                                            405      414
Service Corp. International, 7.700%,
04/15/09                                                          1,612    1,725
United Rentals North America, Inc.,
6.500%, 02/15/12, Callable 02/15/08 @
103.25                                                            1,375    1,353
                                                                          ------
                                                                          17,806
                                                                          ------

COMPUTERS (0.3%)
Seagate Technology HDD Holdings,
8.000%, 05/15/09, Callable 05/15/06 @
104                                                               3,684    3,919
                                                                          ------

COSMETICS/PERSONAL CARE (0.3%)
Elizabeth Arden, Inc., 7.750%,
01/15/14, Callable 01/15/09 @ 103.88                              3,450    3,597
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (1.9%)
AES Ironwood LLC, 8.857%,
11/30/25                                                            946    1,072
AES Red Oak LLC, Ser A, 8.540%,
11/30/19                                                          1,589    1,772

AES Red Oak LLC, Ser B, 9.200%,
11/30/29                                                          2,200    2,497
BCP Crystal US Holdings Corp.,
9.625%, Callable 06/15/09 @ 104.813
06/15/14                                                          3,160    3,539
Consolidated Communication, Inc.,
9.750%, 04/01/12, Callable 04/01/08 @
104.88 (d)                                                        1,925    2,016
Jostens, Inc., 7.625%, 10/01/12,
Callable 10/01/08 @ 103.81                                        2,710    2,676
Rainbow National Services LLC,
8.750%, 09/01/12, Callable 09/01/08 @
104.38 (d)                                                        6,838    7,470
Refco Finance Holdings LLC, 9.000%,
08/01/12, Callable 08/01/08 @ 104.50                              2,375    2,518
                                                                          ------
                                                                          23,560
                                                                          ------

ELECTRIC (14.5%)
AES Corp. (The), 9.375%, 09/15/10 (e)                             2,320    2,627
AES Corp. (The), 8.750%, 05/15/13,
Callable 05/15/08 @ 104.38 (d)                                   10,892   12,172
Allegheny Energy Supply Co. LLC,
7.800%, 03/15/11 (e)                                              1,475    1,608
Allegheny Energy Supply Co. LLC,
8.250%, 04/15/12 (b) (d) (e)                                     10,045   11,250
Allegheny Energy Supply Co. LLC, Ser
A, 10.250%, 11/15/07 (d)                                          2,480    2,728
Aquila, Inc., 9.950%, 02/01/11                                    2,235    2,425
Aquila, Inc., 14.875%, 07/01/12                                   5,345    7,002
Edison Mission Energy, 10.000%,
08/15/08 (e)                                                        490      550
Edison Mission Energy, 7.730%,
06/15/09                                                          4,000    4,215
Edison Mission Energy, 9.875%,
04/15/11 (e)                                                      8,225    9,634
FirstEnergy Corp., Ser B, 6.450%,
11/15/11                                                          2,860    3,125
FirstEnergy Corp., Ser C, 7.375%,
11/15/31                                                            810      990
FPL Energy National Wind, 6.125%,
03/25/19 (d)                                                      2,400    2,329
FPL Energy Wind Funding, 6.876%,
06/27/17 (d)                                                      3,179    3,215
General Cable Corp., 9.500%, 11/15/10,
Callable 11/15/07 @ 104.75                                        4,408    4,717
Homer City Funding LLC, 8.137%,
10/01/19                                                          2,616    2,930
Homer City Funding LLC, 8.734%,
10/01/26                                                          3,604    4,216
Inergy LP, 6.875%, 12/15/14, Callable
12/15/09 @ 103.44 (d)                                             3,555    3,457
IPALCO Enterprises, Inc., 8.375%,
11/14/08                                                          5,000    5,388
Legrand Holding SA, 10.500%,
02/15/13, Callable 02/15/08 @ 105.25                              3,520    4,013
Legrand Holding SA, 8.500%, 02/15/25 (d)                            550      666
Midwest Generation LLC, 8.750%,
05/01/34, Callable 05/01/09 @ 104.38                                686      768
Midwest Generation LLC, Ser A,
8.300%, 07/02/09                                                  3,350    3,551

Midwest Generation LLC, Ser B,
8.560%, 01/02/16 (e)                                            10,900    12,017
MSW Energy Holdings LLC, 8.500%,
09/01/10, Callable 09/01/07 @ 104.25                             4,450     4,706
MSW Energy Holdings LLC, Ser B,
7.375%, 09/01/10, Callable 09/01/07 @
103.69                                                           6,341     6,500
NRG Energy, Inc., 8.000%, 12/15/13,
Callable 12/15/08 @ 104.00 (d) (e)                                   3         3
PSEG Energy Holdings LLC, 7.750%,
04/16/07                                                         1,183     1,221
PSEG Energy Holdings LLC, 8.625%,
02/15/08 (e)                                                    13,285    14,114
PSEG Energy Holdings LLC, 10.000%,
10/01/09                                                           916     1,028
Reliant Energy, Inc., 9.250%, 07/15/10,
Callable 07/15/07 @ 104.62                                       2,850     3,107
Sierra Pacific Resources, 7.803%,
06/15/12, Callable 06/15/09 @ 103.90                             2,290     2,380
Sithe/Independence Funding Corp., Ser
A, 8.500%, 06/30/07                                              1,745     1,796
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                              8,300     8,928
Teco Energy, Inc., 5.370%, 05/01/10,
Callable 05/01/07 @ 102 (b) (d)                                  3,110     3,145
Teco Energy, Inc., 6.750%, 05/01/15 (d)                            700       742
Tenaska Alabama Partners LP, 7.000%,
06/30/21 (d)                                                     4,600     4,658
Texas Genco LLC, 6.875%, 12/15/14,
Callable 12/15/09 @ 103.44 (d) (e)                              12,135    12,772
TXU Corp., 4.800%, 11/15/09 (d)                                  3,340     3,279
TXU Corp., 5.550%, 11/15/14 (d)                                  6,640     6,440
                                                                         -------
                                                                         180,412
                                                                         -------

ELECTRONICS (0.2%)
Fisher Scientific Instrument, 6.125%,
07/01/15                                                         3,055     3,059
                                                                         -------

ENERGY - ALTERNATIVE SERVICES (0.2%)
Salton Sea Funding Corp., Ser C,
7.840%, 05/30/10                                                 1,437     1,520
Salton Sea Funding Corp., Ser F,
7.475%, 11/30/18                                                 1,242     1,367
                                                                         -------
                                                                           2,887
                                                                         -------

ENTERTAINMENT (2.4%)
Argosy Gaming Co., 9.000%, 09/01/11,
Callable 09/01/06 @ 104.50                                       8,116     8,876
Capitol Records, Inc., 8.375%, 08/15/09 (d)                      5,908     6,425
Isle of Capri Casinos, Inc., 9.000%,
03/15/12, Callable 03/15/07 @ 104.50                             2,705     2,942
Penn National Gaming, Inc., 8.875%,
03/15/10, Callable 03/15/06 @ 104.44 (e)                         2,025     2,167
Penn National Gaming, Inc., 6.750%,
03/01/15, Callable 03/01/10 @ 103.38 (d) (e)                     1,600     1,588
Seneca Gaming Corp., 7.250%,
05/01/12, Callable 05/01/08 @ 103.63 (d)                         1,305     1,349
Warner Music Group Corp., 7.375%,
04/15/14, Callable 04/15/09 @ 103.69 (e)                         6,612     6,678
                                                                         -------
                                                                          30,025
                                                                         -------

ENVIRONMENT CONTROL (0.2%)

Casella Waste Systems, Inc., 9.750%,
02/01/13, Callable 02/01/08 @ 104.88 (e)                          2,025    2,187
                                                                          ------

FOOD (2.3%)
Dean Foods Co., 8.150%, 08/01/07                                  8,277    8,731
Del Monte Corp., 8.625%, 12/15/12,
Callable 12/15/07 @ 104.31                                        1,127    1,240
Pilgrim's Pride Corp., 9.625%,
09/15/11, Callable 09/15/06 @ 104.81                              1,790    1,956
Smithfield Foods, Inc., Ser B, 8.000%,
10/15/09 (e)                                                      3,990    4,309
Smithfield Foods, Inc., Ser B, 7.750%,
05/15/13                                                          5,020    5,472
Swift & Co., 10.125%, 10/01/09,
Callable 10/01/06 @ 105.06                                        2,620    2,856
Swift & Co., 12.500%, 01/01/10,
Callable 10/01/06 @ 106.25                                          960    1,072
United Agri Products, Inc., 8.250%,
12/15/11, Callable 12/15/07 @ 104.12 (b)                          3,055    3,162
                                                                          ------
                                                                          28,798
                                                                          ------

FOREST PRODUCTS & PAPER (4.2%)
Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06                              3,706    3,613
Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                              1,524    1,471
Boise Cascade LLC, 6.016%, 10/15/12,
Callable 10/15/05 @ 102 (b) (d)                                   8,145    8,226
Boise Cascade LLC, 7.125%, 10/15/14,
Callable 10/15/09 @ 103.56 (d)                                    2,615    2,569
Georgia-Pacific Corp., 7.375%,
07/15/08                                                          4,880    5,191
Georgia-Pacific Corp., 8.875%,
02/01/10                                                         11,407   12,948
Georgia-Pacific Corp., 8.125%, 05/15/11
(e)                                                               4,177    4,710
Georgia-Pacific Corp., 9.500%,
12/01/11                                                          2,175    2,626
Georgia-Pacific Corp., 9.375%,
02/01/13                                                            125      141
Georgia-Pacific Corp., 8.875%,
05/15/31                                                          4,414    5,462
Millar Western Forest Products Ltd.,
7.750%, 11/15/13, Callable 11/15/08 @
103.88 (d)                                                        3,395    3,183
Neenah Paper, Inc., 7.375%, 11/15/14,
Callable 11/15/09 @ 103.69 (d)                                    2,265    2,197
                                                                          ------
                                                                          52,337
                                                                          ------

HEALTHCARE - PRODUCTS (0.4%)
Kinetic Concepts, Inc., 7.375%,
05/15/13, Callable 05/15/08 @ 103.69                              2,251    2,352
Sybron Dental Specialties, Inc., 8.125%,
06/15/12, Callable 06/15/07 @ 104.06                              2,592    2,774
                                                                          ------
                                                                           5,126
                                                                          ------

HEALTHCARE - SERVICES (4.6%)
Coventry Health Care, Inc, 5.875%,
01/15/12                                                          1,430    1,455
Coventry Health Care, Inc., 8.125%,
02/15/12, Callable 02/15/07 @ 104.06                              5,478    5,916

Coventry Health Care, Inc., 6.125%,
01/15/15                                                          1,115    1,135
DaVita, Inc., 6.625%, 03/15/13,
Callable 03/15/09 @ 103.31 (d)                                    4,090    4,223
DaVita, Inc., 7.250%, 03/15/15,
Callable 03/15/10 @ 103.63 (d) (e)                                5,920    6,083
HCA, Inc., 5.500%, 12/01/09                                       2,330    2,337
HCA, Inc., 8.750%, 09/01/10 (e)                                   6,613    7,515
HCA, Inc., 7.875%, 02/01/11                                       5,252    5,779
HCA, Inc., 6.300%, 10/01/12                                       1,200    1,232
HCA, Inc., 7.500%, 11/06/33                                       3,925    4,221
HCA, Inc., 7.500%, 11/15/95                                       6,406    6,224
PacifiCare Health Systems, Inc.,
10.750%, 06/01/09, Callable 6/1/06 @
105.38                                                            4,276    4,704
Triad Hospitals, Inc., 7.000%, 05/15/12,
Callable 05/15/08 @ 103.50                                        6,265    6,531
                                                                          ------
                                                                          57,355
                                                                          ------

HOLDING COMPANIES-DIVERSIFIED (0.3%)
Leucadia National Corp., 7.000%,
08/15/13                                                          3,965    3,965
Leucadia National Corp., 8.650%,
01/15/27, Callable 01/15/07 @ 104.28                                135      139
                                                                          ------
                                                                           4,104
                                                                          ------

HOME BUILDERS (0.1%)
Meritage Homes Corp., 6.250%,
03/15/15, Callable 03/15/10 @ 103.13                              1,095    1,018
                                                                          ------

INSURANCE (1.4%)
AFC Capital Trust I, Ser B, 8.207%,
02/03/27                                                          3,812    4,320
Allmerica Financial Corp., 7.625%,
10/15/25                                                          1,540    1,693
Crum & Forster Holdings Corp.,
10.375%, 06/15/13, Callable 06/15/08 @
105.19                                                            2,694    2,923
Fairfax Financial Holdings Ltd.,
7.750%, 04/26/12 (e)                                                165      157
Fairfax Financial Holdings Ltd.,
7.375%, 04/15/18 (e)                                                716      605
Fairfax Financial Holdings Ltd.,
8.300%, 04/15/26 (e)                                                455      389
Fairfax Financial Holdings Ltd.,
7.750%, 07/15/37                                                  1,225      974
Markel Capital Trust I, Ser B, 8.710%,
01/01/46, Callable 01/01/07 @ 104.36                              4,025    4,464
Markel Corp., 7.350%, 08/15/34                                    1,710    1,918
                                                                          ------
                                                                          17,443
                                                                          ------

LODGING (5.4%)
Boyd Gaming Corp., 6.750%, 04/15/14,
Callable 04/15/09 @ 103.38 (e)                                      105      108
Caesars Entertainment, Inc., 9.375%,
02/15/07                                                          1,835    1,973
Caesars Entertainment, inc., 7.500%,
09/01/09                                                          7,917    8,728
Chumash Casino & Resort Enterprise,
9.000%, 07/15/10, Callable 07/15/06 @
104.50 (d)                                                        3,073    3,327
Gaylord Entertainment Co., 8.000%,                                1,530    1,608

11/15/13, Callable 11/15/08 @ 104
Kerzner International Ltd., 8.875%,                               1,591    1,702
08/15/11, Callable 08/15/06 @ 104.44
Mandalay Resort Group, Ser B,
10.250%, 08/01/07 (e)                                            10,956   12,052
MGM Mirage, Inc., 9.750%, 06/01/07                                6,965    7,548
MGM Mirage, Inc., 8.500%, 09/15/10                               16,294   18,086
Wynn Las Vegas LLC, 6.625%,
12/01/14, Callable 12/01/09 @ 103.31 (d)                         12,810   12,458
                                                                          ------
                                                                          67,590
                                                                          ------

MACHINERY DIVERSIFIED (0.2%)
NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105                                 2,685    2,819
                                                                          ------

MEDIA (10.2%)
Cablevision Systems Corp., 8.000%, 04/15/12 (e)                   3,430    3,361
Cablevision Systems Corp., Ser B, 7.880%, 04/01/09 (b)            3,830    3,840
CanWest Media, Inc., 8.000%, 09/15/12, Callable 09/15/11 @ 100   13,272   13,970
CanWest Media, Inc., Ser B, 7.625%,
04/15/13, Callable 04/15/08 @ 103.81 (e)                          3,577    3,827
Corus Entertainment, Inc., 8.750%,
03/01/12, Callable 03/01/07 @ 104.38                              5,386    5,776
CSC Holdings, Inc., 7.875%,
02/15/18                                                            645      635
CSC Holdings, Inc., 7.625%, 07/15/18                              1,825    1,761
CSC Holdings, Inc., Ser B, 8.125%, 07/15/09                       1,445    1,463
Dex Media East Finance, 9.875%,
11/15/09, Callable 11/15/06 @ 104.94                              5,593    6,166
Dex Media West Finance, Ser B,
8.500%, 08/15/10, Callable 08/15/07 @ 104.25                      2,540    2,769
Dex Media West Finance, Ser B,
9.875%, 08/15/13, Callable 08/15/08 @ 104.94                     10,447   11,910
Dex Media, Inc., 8.268%, 11/15/13,
Callable 11/15/08 @ 104.50 (c) (g)                                  865      696
Dex Media, Inc., 8.268%, 11/15/13,
Callable 11/15/08 @ 104.50 (c) (g)                                1,150      926
Directv Holdings, LLC, 8.375%,
03/15/13, Callable 03/15/08 @ 104.19                             10,950   12,127
EchoStar DBS Corp., 6.350%,
10/01/08, Callable 10/01/05 @ 102 (b)                             4,850    4,959
EchoStar DBS Corp., 9.125%,
01/15/09, Callable 01/15/06 @ 104.56 (e)                          1,100    1,172
EchoStar DBS Corp., 6.375%, 10/01/11                             10,385   10,294
Echostar DBS Corp., 6.625%, 10/01/14                              5,095    5,031
Gray Television, Inc., 9.250%,
12/15/11, Callable 12/15/06 @ 104.62                              3,460    3,754
Houghton Mifflin Co., 8.250%,
02/01/11, Callable 02/01/11 @ 104.12                              4,375    4,539
Kabel Deutschland Gmbh, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31 (d)                          4,475    4,855

PRIMEDIA, Inc., 7.625%, 04/01/08,
Callable 04/01/06 @ 100                                          1,062     1,074
PRIMEDIA, Inc., 8.875%, 05/15/11,
Callable 05/15/06 @ 104.44 (e)                                   2,187     2,291
PRIMEDIA, Inc., 8.000%, 05/15/13,
Callable 05/15/08 @ 104                                          5,170     5,183
Quebecor Media, Inc., 11.125%,
07/15/11, Callable 07/15/06 @ 105.56                             3,815     4,239
Radio One, Inc., Ser B, 8.875%,
07/01/11, Callable 07/01/06 @ 104.44                             2,725     2,926
Readers-Digest Association, Inc.,
6.500%, 03/01/11, Callable 03/01/08 @ 103.25                     6,176     6,269
Shaw Communications, Inc., 8.250%, 04/11/10                        220       244
Shaw Communications, Inc., 7.250%, 04/06/11                        680       740
                                                                         -------
                                                                         126,797
                                                                         -------

MINING (0.6%)
Novelis, Inc., 7.250%, 02/15/15,
Callable 02/15/10 @ 103.63 (d)                                   7,780     7,809
                                                                         -------

MISCELLANEOUS MANUFACTURER (0.3%)
Koppers, Inc., 9.875%, 10/15/13,
Callable 10/15/08 @ 104.94                                       3,226     3,484
                                                                         -------

OFFICE / BUSINESS EQUIPMENT (1.6%)
Xerox Capital Trust I, 8.000%,                                   1,450     1,501
02/01/27, Callable 02/01/07 @ 102.45
Xerox Corp., 9.750%, 01/15/09                                   12,044    13,684
Xerox Corp., 7.125%, 06/15/10                                    1,440     1,532
Xerox Corp., 6.875%, 08/15/11                                    3,415     3,620
                                                                         -------
                                                                          20,337
                                                                         -------

OIL & GAS (7.3%)
AmeriGas Partners LP, 10.000%, 04/15/06                          1,050     1,084
AmeriGas Partners LP, 7.250%,
05/20/15, Callable 05/20/10 @ 103.63 (d) (e)                     3,430     3,567
Chesapeake Energy Corp., 7.500%,
09/15/13, Callable 09/15/08 @ 103.75                            11,732    12,700
Chesapeake Energy Corp., 7.500%,
06/15/14, Callable 06/15/09 @ 103.75                             3,599     3,905
Chesapeake Energy Corp., 7.750%,
01/15/15, Callable 01/15/08 @ 103.88                             2,665     2,878
Chesapeake Energy Corp., 6.375%,
06/15/15, Callable 12/15/09 @ 103.19 (d)                         3,770     3,864
Chesapeake Energy Corp., 6.875%,
01/15/16, Callable 01/15/09 @ 103.44                               800       834
CITGO Petroleum Corp., 7.875%, 05/15/06                            620       636
Colorado Interstate Gas Co., 5.950%,
03/15/15 (d) (e)                                                   985       971
Compagnie Generale de Geophysique
SA, 7.500%, 05/15/15, Callable 05/15/10
@ 103.75 (d) (e)                                                 1,890     1,970
Encore Acquisition Co., 8.375%,
06/15/12, Callable 06/15/07 @ 104.19                             1,847     2,004
Encore Acquisition Co., 6.000%,
07/15/15, Callable 07/15/10 @ 103 (d)                            4,925     4,834

EXCO Resources, Inc., 7.250%,
01/15/11, Callable 01/15/07 @ 105.44                             2,883     2,883
FerrellGas Partners, LP, 8.750%,
06/15/12, Callable 06/15/07 @ 104.38                             4,104     4,104
FerrellGas Partners, LP, 6.750%,
05/01/14, Callable 05/01/09 @ 103.38                               681       657
Forest Oil Corp., 8.000%, 06/15/08                               4,684     4,965
Forest Oil Corp., 8.000%, 12/15/11 (e)                           3,913     4,314
Premcor Refining Group, Inc. (The),
9.250%, 02/01/10, Callable 02/01/07 @ 104.63                     6,702     7,406
Premcor Refining Group, Inc. (The),
6.750%, 02/01/11                                                 3,077     3,323
Premcor Refining Group, Inc. (The),
6.125%, 05/01/11                                                 2,591     2,734
Premcor Refining Group, Inc. (The),
7.750%, 02/01/12, Callable 02/01/08 @ 103.88                     5,255     5,741
Premcor Refining Group, Inc. (The),
6.750%, 05/01/14, Callable 05/01/09 @ 103.38                     5,000     5,388
Range Resources Corp., 6.375%,
03/15/15, Callable 03/15/10 @ 103.19                               835       831
Western Oil Sands, Inc., 8.375%, 05/01/12                        9,399    10,703
                                                                          ------
                                                                          92,296
                                                                          ------

OIL & GAS SERVICES (0.6%)
Hanover Compressor Co., 8.625%,
12/15/10, Callable 12/15/07 @ 104.31                             1,795     1,898
Hanover Compressor Co., 9.000%,
06/01/14, Callable 06/01/09 @ 104.50                             1,730     1,842
Hanover Equipment Trust 01, Ser B,
8.750%, 09/01/11, Callable 09/01/06 @ 104.38 (b)                 3,571     3,794
Universal Compression Holdings, Inc.,
7.250%, 05/15/10, Callable 05/15/07 @ 103.62                       435       455
                                                                          ------
                                                                           7,989
                                                                          ------

PACKAGING & CONTAINERS (2.6%)
Ball Corp., 7.750%, 08/01/06                                       125       129
Berry Plastics Corp., 10.750%,
07/15/12, Callable 07/15/07 @ 105.38 (e)                         2,040     2,226
Crown Cork & Seal Co., Inc., 8.000%,
04/15/23, Callable 04/15/06 @ 102.67 (e)                           780       761
Crown Euro Holdings SA, 9.500%,
03/01/11, Callable 03/01/07 @ 104.75 (e)                         9,465    10,460
Crown Euro Holdings SA, 10.875%,
03/01/13, Callable 03/01/08 @ 105.44                             3,311     3,890
Graphic Packaging International,
9.500%, 08/15/13, Callable 08/15/08 @ 104.75                     1,075     1,083
Owens-Brockway Glass Container,
8.875%, 02/15/09, Callable 02/15/06 @ 104.44                     3,910     4,154
Owens-Brockway Glass Container,
8.750%, 11/15/12, Callable 11/15/07 @ 104.38                     6,380     7,034
Owens-Brockway Glass Container,                                  1,580     1,716

8.250%, 05/15/13, Callable 05/15/08 @
104.12 (e)
Plastipak Holdings, Inc., 10.750%,
09/01/11, Callable 09/01/06 @ 105.38                              1,450    1,599
                                                                          ------
                                                                          33,052
                                                                          ------

PIPELINES (3.9%)
Dynegy Holdings, Inc., 10.125%,
07/15/13, Callable 07/15/08 @ 105.06 (d)                          3,994    4,513
El Paso Natural Gas, 8.375%,
06/15/32                                                          1,620    1,884
MarkWest Energy Partners, 6.875%,
11/01/14, Callable 11/01/09 @ 103.44 (d)                          1,845    1,836
Southern Natural Gas Co., 8.000%,
03/01/32                                                          1,365    1,552
Tennessee Gas Pipeline Co., 8.375%,
06/15/32                                                            835      983
Transcontinental Gas Pipe Line Corp.,
Ser B, 8.875%, 07/15/12                                           1,015    1,208
TransMontaigne, Inc., 9.125%,
06/01/10, Callable 06/01/07 @ 104.56 (d)                          1,463    1,522
Williams Cos., Inc. (The), 7.125%,
09/01/11 (e)                                                     15,195   16,410
Williams Cos., Inc. (The), 8.125%,
03/15/12 (e)                                                      6,220    7,060
Williams Cos., Inc. (The), 7.750%,
06/15/31 (e)                                                        585      645
Williams Cos., Inc. (The), 8.750%,
03/15/32                                                          9,909   11,903
                                                                          ------
                                                                          49,516
                                                                          ------

REAL ESTATE (1.0%)
American Real Estate Partners LP,
7.125%, 02/15/13, Callable 02/15/09 @
103.56 (d)                                                        6,615    6,483
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                              2,466    2,737
CB Richard Ellis Group, Inc., 11.250%,
06/15/11, Callable 06/15/06 @ 105.63                              3,265    3,624
                                                                          ------
                                                                          12,844
                                                                          ------

REITS (2.1%)
Host Marriott LP, 6.375%, 03/15/15,
Callable 03/15/10 @ 103.19 (d) (e)                                2,710    2,683
Host Marriott LP, Ser G, 9.250%,
10/01/07                                                          2,398    2,590
Host Marriott LP, Ser I, 9.500%,
01/15/07                                                          7,545    7,997
Omega Healthcare Investors, Inc.,
7.000%, 04/01/14, Callable 04/01/09 @
103.50 (e)                                                        2,270    2,287
Rouse Co. (The), 8.000%, 04/30/09                                 3,725    4,082
Rouse Co. (The), 7.200%, 09/15/12                                 2,475    2,667
Ventas Realty LP, 6.750%, 06/01/10 (d)                            1,120    1,162
Ventas Realty LP, 6.625%, 10/15/14,
Callable 10/15/09 @ 103.31 (d)                                    1,505    1,513
Ventas Realty LP, 7.125%, 06/01/15,
Callable 06/01/10 @ 103.56 (d)                                    1,565    1,628
                                                                          ------
                                                                          26,609
                                                                          ------

RETAIL (1.0%)
Couche-Tard US/Finance Corp.,                                     3,170    3,329

7.500%, 12/15/13, Callable 12/15/08 @
103.75
Pantry, Inc. (The), 7.750%, 02/15/14,
Callable 02/15/09 @ 103.88                                        3,168    3,231
Suburban Propane Partners LP, 6.875%,
12/15/13, Callable 12/15/08 @ 103.44 (d)                          5,495    5,221
United Auto Group, Inc., 9.625%,
03/15/12, Callable 03/15/07 @ 104.81 (e)                            688      734
                                                                          ------
                                                                          12,515
                                                                          ------

SEMICONDUCTORS (0.2%)
Freescale Semiconductor, 5.891%,
07/15/09, Callable 07/15/06 @ 102 (b) (e)                         2,998    3,114
                                                                          ------

TELECOMMUNICATIONS (16.2%)
AT&T Corp., 9.750%, 11/15/31 (e) (g)                             18,710   24,345
Citizens Communications Co., 7.625%,
08/15/08 (e)                                                      5,005    5,293
Citizens Communications Co., 9.250%,
05/15/11                                                         10,720   11,966
Citizens Communications Co., 6.250%,
01/15/13 (e)                                                      2,845    2,753
Citizens Communications Co., 9.000%,
08/15/31                                                          2,020    2,071
Inmarsat Group Ltd., 7.625%, 06/30/12,
Callable 03/01/08 @ 103.81                                        7,283    7,684
Insight Midwest Holdings, 10.500%,
11/01/10, Callable 11/01/05 @ 105.25 (e)                          2,055    2,178
Intelsat Ltd., 8.250%, 01/15/13,
Callable 01/15/09 @ 104.13 (d)                                   12,660   13,071
Intelsat Ltd., 8.625%, 01/15/15,
Callable 01/15/10 @ 104.31 (d)                                    1,275    1,345
Lucent Technologies, Inc., 6.450%,
03/15/29 (e)                                                      4,160    3,723
MCI, Inc., 6.908%, 05/01/07                                       5,880    5,961
MCI, Inc., 7.688%, 05/01/09, Callable
05/01/06 @ 102.84 (b)                                             2,085    2,171
MCI, Inc., 8.735%, 05/01/14                                      19,008   21,313
National Cable PLC, 8.750%, 04/15/14,
Callable 04/15/09 @ 104.38 (e)                                    6,239    6,496
Nextel Communications, 6.875%,
10/31/13, Callable 10/31/08 @ 103.44                             10,505   11,227
Nextel Communications, 5.950%,
03/15/14, Callable 03/15/09 @ 102.98                              5,930    6,160
Nextel Communications, Inc., 7.375%,
08/01/15, Callable 08/01/08 @ 103.69                             10,421   11,255
PanAmSat Holdings Corp., 9.000%,
08/15/14, Callable 08/15/09 @ 104.50                              2,735    2,985
Qwest Communications International,
Inc., 7.268%, 02/15/09, Callable 02/15/06
@ 102 (b)                                                         3,360    3,301
Qwest Communications International,
Inc., 7.250%, 02/15/11, Callable 02/15/08
@ 103.62 (b)                                                      1,650    1,596
Qwest Communications International,
Inc., 7.875%, 09/01/11 (d)                                        9,190    9,581
Qwest Communications International,
Inc., 9.125%, 03/15/12 (d)                                          865      941
Qwest Communications International,
Inc., 7.500%, 02/15/14, Callable 02/15/09                         3,400    3,217

@ 103.75 (d)
Qwest Communications International,
Inc., 7.500%, 06/15/23, Callable 08/22/05
@ 102.69                                                       3,380       3,118
Qwest Communications International,
Inc., 7.250%, 10/15/35, Callable 10/15/15
@ 101.94                                                       2,195       1,948
Qwest Corp., 6.671%, 06/15/13 (b) (d)                          3,000       3,071
Qwest Corp., 7.625%, 06/15/15 (d) (e)                          2,900       2,962
Qwest Corp., 7.200%, 11/10/26,
Callable 11/10/05 @ 103.04                                        76          68
Qwest Corp., 8.875%, 06/01/31,
Callable 08/22/05 @ 104.73                                     3,075       3,106
Rogers Wireless, Inc., 6.535%,
12/15/10, Callable 12/15/06 @ 102 (b)                          2,295       2,393
Rogers Wireless, Inc., 9.625%,
05/01/11                                                       5,108       5,996
Rogers Wireless, Inc., 7.250%, 12/15/12
(e)                                                            5,685       6,140
Rogers Wireless, Inc., 6.375%,
03/01/14                                                       5,810       5,912
Rogers Wireless, Inc., 9.750%,
06/01/16                                                       3,770       4,552
Valor Telecommunications Group, Inc.,
7.750%, 02/15/15, Callable 02/15/10 @
103.88 (d) (e)                                                 3,180       3,124
                                                                       ---------
                                                                         203,023
                                                                       ---------

TRANSPORTATION (0.6%)
CHC Helicopter Corp., 7.375%,
05/01/14, Callable 05/01/09 @ 103.69 (d)                       2,300       2,294
CHC Helicopter Corp., 7.375%,
05/01/14, Callable 05/01/09 @ 103.69 (d)                       2,482       2,476
Petroleum Helicoptors, Ser B, 9.375%,
05/01/09, Callable 05/01/06 @ 104.69                           2,435       2,563
                                                                       ---------
                                                                           7,333
                                                                       ---------
TOTAL CORPORATE BONDS (COST $1,200,751)                                1,209,782
                                                                       ---------

PREFERRED STOCKS (0.0%)
MEDIA (0.0%)
Shaw Communications, Inc., 8.500%                             23,210         585
                                                                       ---------
TOTAL PREFERRED STOCKS (COST $494)                                           585
                                                                       ---------

SHORT-TERM INVESTMENTS (11.3%)
CSFB Enhanced Liquidity Portfolio (f)                    140,872,157     140,872
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS (COST $140,872)                             140,872
                                                                       ---------

REPURCHASE AGREEMENTS (2.6%)
CASH EQUIVALENT (2.6%)
Lehman Brothers, Inc., 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $33,072,476 (collaterized
by U.S. Government Agencies, 5.500%,
due 04/01/34; total market value
$33,731,800)                                                  33,069      33,069
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS (COST $33,069)                                33,069
                                                                       ---------

TOTAL INVESTMENTS (COST $1,378,338) (A) - 110.4%                      1,387,386
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4)%                        (130,224)
                                                                     ----------
NET ASSETS - 100.0%                                                  $1,257,162
                                                                     ==========

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $1,378,669 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 22,418
Unrealized Depreciation..................    (13,701)
                                            --------
Unrealized Appreciation (Depreciation)...   $  8,717
                                            ========

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $135,347.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond

LLC - Limited Liability Corporation
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (7.9%)
AUTOMOBILE ABS (4.7%)
Capital Auto Receivables Asset Trust,
3.580%, 10/16/06                                               $2,101    $ 2,101
Capital Auto Receivables Asset Trust,
2.640%, 03/17/08                                                2,319      2,301
DaimlerChrysler Auto Trust, Ser
2004-A, Cl A2, 1.410%, 11/08/06                                 1,259      1,256
Ford Credit Auto Owner Trust, 2.130%,
10/15/06                                                        1,835      1,829
Honda Auto Receivables Owner Trust,
3.610%, 12/18/07                                                1,269      1,267
Nissan Auto Receivables Owner Trust,
Ser 2003-B, Cl A4, 2.050%, 03/16/09                             1,525      1,488
USAA Auto Owner Trust, Ser 2004-1,
Cl A3, 2.060%, 04/15/08                                         4,100      4,048
                                                                         -------
                                                                          14,290
                                                                         -------

CREDIT CARD ABS (3.2%)
Bank One Issuance Trust, Ser 2002, Cl
A4, 2.940%, 06/16/08                                            4,500      4,491
Citibank Credit Card Issuance Trust,
2.550%, 01/20/09                                                3,175      3,108
MBNA Credit Card Master Note Trust,
3.650%, 03/15/11                                                2,375      2,347
                                                                         -------
                                                                           9,946
                                                                         -------
TOTAL ASSET BACKED SECURITIES (COST $24,378)                              24,236
                                                                         -------

COLLATERALIZED MORTGAGE OBLIGATIONS (7.2%)
Adjustable Rate Mortgage Trust, Ser
2005-1, Cl 2A22, 4.657%, 05/25/35 (b)                           1,520      1,536
Countrywide Home Loans, Inc., Ser
2004-21, Cl A10, 6.000%, 11/25/34                               1,803      1,845
First Horizon Alternative Mortgage
Securities, Ser 2005-AA3, Cl 2A1,
5.185%, 05/25/35                                                3,663      3,696
J.P. Morgan Chase Commercial
Mortgage Securities, Ser 2005-LDP1, Cl
A2, 4.625%, 03/15/46                                            2,315      2,345
J.P. Morgan Mortgage Trust, Ser
2005-A1, Cl 5A1, 4.484%, 02/25/35 (b)                           4,614      4,553
Wachovia Bank Commercial Mortgage
Trust, Ser 2005-C16, Cl A2, 4.380%,
10/15/41                                                        3,290      3,299
Washington Mutual, Ser 2005-AR4, Cl
A1, 3.624%, 04/25/35 (b)                                        1,807      1,805
Wells Fargo Mortgage Backed Securities                          2,985      2,897
                                                                         -------

Trust, Ser 2004-S, Cl A5, 3.541%,
09/25/34

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $21,992)                  21,976
                                                                          ------

CORPORATE BONDS (27.8%)
AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holdings Corp., 4.750%, 01/15/08               1,385    1,390
                                                                          ------

BANKS (3.4%)
Bank of America Corp., 5.250%, 02/01/07                           3,015    3,077
Marshall & Ilsley Bank, 4.400%, 03/15/10                          3,825    3,844
Wachovia Corp., 6.375%, 02/01/09                                  3,150    3,375
                                                                          ------
                                                                          10,296
                                                                          ------

BEVERAGES (0.5%)
Coca-Cola Enterprises, Inc., 5.250%, 05/15/07                     1,370    1,400
                                                                          ------

COSMETICS/PERSONAL CARE (0.3%)
Gillette Co. (The), 3.500%, 10/15/07,
Callable 10/15/05 @ 100                                             793      784
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (17.8%)
Bear Stearns & Co., Inc., 5.700%, 01/15/07 (c)                    4,475    4,576
Boeing Capital Corp., 5.650%, 05/15/06                              740      752
Capital One Financial Corp., 7.250%, 05/01/06                       735      754
Capital One Financial Corp., 8.750%, 02/01/07                       735      785
CIT Group, Inc., 4.000%, 05/08/08                                   890      884
CIT Group, Inc., 4.250%, 02/01/10 (c)                             2,240    2,223
Citigroup, Inc., 5.000%, 03/06/07                                 3,865    3,931
Countrywide Home Loan, Inc., 5.500%, 08/01/06                     3,125    3,172
Credit Suisse First Boston USA, Inc., 5.875%, 08/01/06            3,250    3,318
Ford Motor Credit Co., 6.875%, 02/01/06                           2,150    2,171
Ford Motor Credit Co., 6.500%, 01/25/07 (c)                       1,175    1,183
General Electric Capital Corp., 5.000%, 06/15/07                  2,025    2,060
Goldman Sachs Group, Inc. (The), 4.125%, 01/15/08 (c)             4,300    4,297
Household Finance Corp., 5.750%, 01/30/07                         1,280    1,313
HSBC Finance Corp., 4.125%, 03/11/08                              3,220    3,213
John Deere Capital Corp., Ser D,
3.875%, 03/07/07                                                  2,825    2,815
JPMorgan Chase & Co., 5.250%, 05/30/07                            3,010    3,073
Lehman Brothers Holdings, Inc., 6.250%, 05/15/06                  2,480    2,526
Merrill Lynch & Co., Inc., Ser B, 3.375%, 09/14/07                4,470    4,424

Morgan Stanley, 5.800%, 04/01/07 (c)                              3,000    3,084
National Rural Utilities Cooperative
Finance Corp., 3.000%, 02/15/06                                   4,160    4,141
                                                                          ------
                                                                          54,695
                                                                          ------

ELECTRIC (0.6%)
American Electric Power Co., Inc., Ser
A, 6.125%, 05/15/06                                                 303      308
Dominion Resources, Inc., Ser B,
7.625%, 07/15/05                                                  1,500    1,502
PG&E Corp., 3.820%, 04/03/06 (b)                                    141      141
                                                                          ------
                                                                           1,951
                                                                          ------

MEDIA (0.9%)
Comcast Cable Communications, Inc.,
8.375%, 05/01/07                                                  1,325    1,422
Time Warner, Inc., 6.150%, 05/01/07                               1,155    1,195
                                                                          ------
                                                                           2,617
                                                                          ------

OIL & GAS (0.4%)
Devon Energy Corp., 2.750%, 08/01/06                              1,385    1,361
                                                                          ------

REITS (1.0%)
Equity Office Properties Trust, 8.375%, 03/15/06                  1,505    1,550
Simon Property Group LP, 6.375%, 11/15/07                         1,500    1,565
                                                                          ------
                                                                           3,115
                                                                          ------

TELECOMMUNICATIONS (2.4%)
British Telecom PLC, 7.875%, 12/15/05                             1,375    1,399
SBC Communications, Inc., 5.750%,
05/02/06                                                          1,560    1,582
SBC Communications, Inc., 4.125%,
09/15/09                                                            740      734
Verizon Global Funding Corp., 6.125%,
06/15/07 (c)                                                      1,633    1,693
Verizon Wireless, Inc., 5.375%,
12/15/06                                                          2,000    2,039
                                                                          ------
                                                                           7,447
                                                                          ------
TOTAL CORPORATE BONDS (COST $85,555)                                      85,056
                                                                          ------

FOREIGN GOVERNMENT BOND (0.7%)
CANADA (0.7%)
Quebec Province, 5.500%, 04/11/06                                 2,000    2,029
                                                                          ------
TOTAL FOREIGN GOVERNMENT BOND (COST $1,999)                                2,029
                                                                          ------

U.S. GOVERNMENT AGENCIES (35.4%)
FANNIE MAE (12.7%)
2.625%, 01/19/07                                                  4,625    4,544
3.750%, 05/17/07                                                  3,875    3,864
6.942%, 08/01/07                                                  1,224    1,278
6.790%, 11/01/07                                                  3,173    3,289
4.200%, 03/24/08, Callable 03/24/06 @ 100 (c)                     3,100    3,107
6.070%, 10/01/08                                                  1,935    1,989
3.810%, 12/01/08 (b)                                              3,220    3,192
3.125%, 03/16/09, Callable 03/16/06 @ 100 (c)                     1,625    1,573
6.850%, 08/01/09                                                  3,174    3,425
5.000%, 11/25/26                                                  2,665    2,697

4.347%, 09/01/33 (b)                                           1,888      1,915
4.417%, 10/01/33 (b)                                           2,202      2,269
4.324%, 03/01/34 (b)                                           3,080      3,064
4.341%, 03/01/34 (b)                                           2,718      2,730
                                                                       --------
                                                                         38,936
                                                                       --------

FEDERAL HOME LOAN BANK (5.9%)
3.250%, 08/15/05                                               2,885      2,884
4.875%, 11/15/06 (c)                                          14,000     14,184
3.500%, 05/15/07                                                 885        879
                                                                       --------
                                                                         17,947
                                                                       --------

FREDDIE MAC (15.6%)
2.500%, 11/25/05                                               1,920      1,909
2.375%, 12/15/05 (c)                                           6,000      5,967
3.050%, 01/19/07                                               3,725      3,683
2.375%, 02/15/07                                               2,425      2,371
2.400%, 03/29/07                                               4,000      3,906
3.750%, 08/03/07, Callable 08/03/05 @ 100 (c)                  8,390      8,366
4.000%, 07/01/08                                               2,570      2,556
3.875%, 01/12/09, Callable 01/12/06 @ 100                      4,630      4,590
5.750%, 03/15/09                                               1,740      1,848
5.000%, 05/15/11                                                 156        155
3.750%, 12/15/11                                               2,472      2,446
4.500%, 08/15/19                                                 136        137
5.000%, 12/15/20                                               4,154      4,197
4.500%, 10/15/28                                               2,734      2,729
3.339%, 07/01/33 (b)                                             144        145
5.009%, 04/01/34 (b)                                           2,906      2,929
                                                                       --------
                                                                         47,934
                                                                       --------

SALLIE MAE (1.2%)
3.610%, 09/15/06 (b)                                           3,800      3,810
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $109,475)                          108,627
                                                                       --------

U.S. TREASURY OBLIGATIONS (17.2%)
U.S. TREASURY NOTES (17.2%)
1.875%, 01/31/06 (c)                                          18,000     17,841
2.750%, 07/31/06 (c)                                          11,680     11,581
2.250%, 02/15/07 (c)                                           3,800      3,719
2.750%, 08/15/07 (c)                                          14,375     14,110
2.625%, 05/15/08 (c)                                           4,130      4,013
3.500%, 08/15/09 (c)                                           1,505      1,492
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $53,003)                           52,756
                                                                       --------

SHORT-TERM INVESTMENTS (30.8%)
CSFB Enhanced Liquidity Portfolio (d)                     94,255,668     94,256
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS (COST $94,256)                              94,256
                                                                       --------

MONEY MARKET FUNDS (3.2%)
Federated Prime Value Money Market
Fund                                                       9,952,169      9,952
                                                                       --------
TOTAL MONEY MARKET FUNDS (COST $9,952)                                    9,952
                                                                       --------

TOTAL INVESTMENTS (COST $400,610) (A) - 130.2%                          398,888
LIABILITIES IN EXCESS OF OTHER ASSETS - (30.2)%                         (92,405)
                                                                       --------
NET ASSETS - 100.0%                                                    $306,483
                                                                       ========

----------
(a) Cost for federal income tax purposes is $400,712 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..........................   $   359
Unrealized Depreciation..........................    (2,183)
                                                    -------
Unrealized Appreciation (Depreciation)...........   $(1,824)
                                                    =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $91,400.

(d) This security was purchased with cash collateral held from securities lending.

Cl - Class
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM U.S. TREASURY SECURITIES FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             SHARES
                                                               OR
                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                           ---------   --------
U.S. TREASURY OBLIGATIONS (99.4%)
U.S. TREASURY NOTES (99.4%)
6.500%, 08/15/05                                            $ 2,000    $  2,008
5.750%, 11/15/05                                              3,000       3,027
1.875%, 12/31/05                                              3,000       2,977
1.875%, 01/31/06                                              3,000       2,974
1.625%, 02/28/06                                              3,000       2,964
1.500%, 03/31/06                                              2,000       1,971
2.250%, 04/30/06                                              3,000       2,969
4.625%, 05/15/06                                              4,000       4,038
2.750%, 06/30/06                                              3,000       2,977
7.000%, 07/15/06                                              5,000       5,173
2.375%, 08/31/06                                              6,000       5,918
2.500%, 09/30/06                                              3,000       2,960
2.500%, 10/31/06                                              2,000       1,972
2.875%, 11/30/06                                              6,000       5,939
3.125%, 01/31/07                                              9,000       8,929
6.250%, 02/15/07                                              4,000       4,167
4.375%, 05/15/07                                              7,000       7,093
2.750%, 08/15/07                                              8,000       7,852
3.000%, 11/15/07                                              6,000       5,913
3.375%, 02/15/08                                              8,000       7,942
3.750%, 05/15/08                                             11,000      11,025
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $101,328)                         100,788
                                                                       --------

MONEY MARKET FUNDS (0.0%)
Federated U.S. Treasury Cash Reserves
Fund                                                         16,405          16
                                                                       --------
TOTAL MONEY MARKET FUNDS (COST $16)                                          16
                                                                       --------
TOTAL INVESTMENTS (COST $101,344) (A) - 99.4%                           100,804

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                635
                                                                       --------
NET ASSETS - 100.0%                                                    $101,439
                                                                       ========

----------
(a) Cost for federal income tax purposes is $101,418 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.....................  $  54
Unrealized Depreciation.....................   (668)
                                              -----
Unrealized Appreciation (Depreciation)......  $(614)
                                              =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
STRATEGIC INCOME FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
CORPORATE BONDS (24.4%)
ADVERTISING (1.0%)
Bear Creek Corp., 9.000%, 03/01/13,
Callable 03/01/09 @ 104.50                                      $1,500    $1,463
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44                             1,575     1,830
                                                                          ------
                                                                           3,293
                                                                          ------

AUTO PART & EQUIPMENT (0.6%)
Goodyear Tire & Rubber Co., (The),
9.000%, 07/01/15, Callable 07/01/10 @
104.5 (d)                                                        2,000     1,965
                                                                          ------

BUILDING MATERIALS (1.0%)
Ainsworth Lumber Co. Ltd., 7.250%,
10/01/12, Callable 10/01/08 @ 100.63                             2,000     1,905
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.19                                       1,250     1,175
                                                                          ------
                                                                           3,080
                                                                          ------

CHEMICALS (1.0%)
Equistar Chemicals LP, 10.625%,
05/01/11, Callable 05/01/07 @ 105.31                               500       552
Huntsman International LLC, 11.625%,
10/15/10, Callable 10/15/07 @ 105.81                               973     1,139
Lyondell Chemical Co., Ser A, 9.625%,
05/01/07                                                           500       534
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @ 103.75                     1,000       993
                                                                          ------
                                                                           3,218
                                                                          ------

COMMERCIAL SERVICES (0.7%)
Rural/Metro Corp., 9.875%, 03/15/15,
Callable 03/15/10 @ 104.94 (d)                                   1,000       990
United Rentals NA, Inc., 7.750%,
11/15/13, Callable 11/15/08 @ 103.88                             1,250     1,228
                                                                          ------
                                                                           2,218
                                                                          ------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Crystal US Holdings LLC, Ser B,
10.500%, 10/01/14, Callable 10/1/09 @
105.25 (c) (g)                                                   1,250       869
RMCC Acquisition Co., 9.500%,
11/01/12, Callable 11/01/08 @ 104.75
(d)                                                                850       812
                                                                          ------
                                                                           1,681
                                                                          ------

ELECTRIC (1.9%)
Allegheny Energy Supply Co. LLC,
8.250%, 04/15/12 (d) (e)                                            55        62
Aquila, Inc., 14.875%, 07/01/12                                  1,775     2,324

Edison Mission Energy, 10.000%, 08/15/08                             750     842
Reliant Energy, Inc., 6.750%, 12/15/14,
Callable 12/15/09 @ 103.38 (e)                                     1,880   1,838
Sierra Pacific Resources, 7.803%,
06/15/12, Callable 06/15/09 @ 103.90                                 155     161
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                                  750     807
                                                                           -----
                                                                           6,034
                                                                           -----

ENTERTAINMENT (0.6%)
Six Flags, Inc., 9.625%, 06/01/14,
Callable 06/01/09 @ 104.81                                         1,500   1,402
WMG Holdings Corp., 9.500%,
12/15/14, Callable 12/15/09 @ 104.75 (c)
(d) (g)                                                              584     403
                                                                           -----
                                                                           1,805
                                                                           -----

ENVIRONMENT CONTROL (0.5%)
Allied Waste Industries, 9.250%,
05/01/21                                                           1,500   1,519
                                                                           -----

FOOD (0.4%)
Swift & Co., 12.500%, 01/01/10,
Callable 10/01/06 @ 106.25                                         1,000   1,116
                                                                           -----

FOREST PRODUCTS & PAPER (1.6%)
Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06                                 500     488
Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                               1,500   1,447
Boise Cascade LLC, 6.016%, 10/15/12,
Callable 10/15/05 @ 102 (b) (d)                                      900     909
Neenah Paper, Inc., 7.375%, 11/15/14,
Callable 11/15/09 @ 103.69 (d)                                     1,000     970
NewPage Corp., 12.000%, 05/01/13,
Callable 05/01/09 @ 106 (d) (e)                                    1,250   1,238
                                                                           -----
                                                                           5,052
                                                                           -----

HEALTHCARE - PRODUCTS (1.3%)
Medical Services Co., 10.939%,
10/15/11, Callable 10/15/07 @ 103 (b)                              1,000     995
MQ Associates, Inc., 12.500%, 08/15/12,
Callable 08/15/08 @ 109 (c) (d) (g)                                3,125   1,625
Universal Hospital Services, Inc., 10.125%,
11/01/11, Callable 11/01/07 @ 105.06                               1,460   1,475
                                                                           -----
                                                                           4,095
                                                                           -----

HEALTHCARE - SERVICES (2.7%)
Ardent Health Services LLC, 10.000%,
08/15/13, Callable 08/15/08 @ 105                                  1,500   1,813
DaVita, Inc., 7.250%, 03/15/15,
Callable 03/15/10 @ 103.63 (d) (e)                                   345     354
HealthSouth Corp., 10.750%, 10/01/08,
Callable 08/18/05 @ 105.38 (e)                                     2,250   2,340
PacifiCare Health Systems, Inc., 10.750%,
06/01/09, Callable 6/1/06 @ 105.38                                   649     714
Radiologix, Inc., Ser B, 10.500%,
12/15/08, Callable 12/15/05 @ 105.25                               1,000   1,050
US Oncology, Inc., 10.750%, 08/15/14,
Callable 08/15/09 @ 105.38                                         2,100   2,289
                                                                           -----

                                                                           8,560
                                                                           -----

HOLDING COMPANIES-DIVERSIFIED (0.2%)
Leucadia National Corp., 7.000%, 08/15/13                            500     500
                                                                           -----

INSURANCE (0.9%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27                       1,000   1,133
Fairfax Financial Holdings Ltd.,
7.750%, 04/26/12 (e)                                                 500     475
Fairfax Financial Holdings Ltd.,
8.300%, 04/15/26 (e)                                               1,500   1,283
                                                                           -----
                                                                           2,891
                                                                           -----

MACHINERY DIVERSIFIED (0.5%)
NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105                                  1,500   1,575
                                                                           -----

MEDIA (2.5%)
Dex Media, Inc., 8.500%, 11/15/13,
Callable 11/15/08 @ 104.50 (c) (g)                                 1,500   1,208
Houghton Mifflin Co., 12.553%,
10/15/13 (c) (e) (g)                                               2,500   1,825
Kabel Deutschland Gmbh, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31
(d)                                                                2,200   2,387
Mediacom LLC, 9.500%, 01/15/13,
Callable 01/15/06 @ 104.75 (e)                                     1,495   1,491
PRIMEDIA, Inc., 7.625%, 04/01/08,
Callable 04/01/06 @ 100 (e)                                        1,000   1,011
                                                                           -----
                                                                           7,922
                                                                           -----

OIL & GAS (0.0%)
Compagnie Generale de Geophysique
SA, 7.500%, 05/15/15, Callable 05/15/10
@ 103.75 (d)                                                         120     125
                                                                           -----

PACKAGING & CONTAINERS (1.0%)
Berry Plastics Corp., 10.750%,
07/15/12, Callable 07/15/07 @ 105.38                                 420     458
Crown Euro Holdings SA, 9.500%,
03/01/11, Callable 03/01/07 @ 104.75                                 500     553
Plastipak Holdings, Inc., 10.750%,
09/01/11, Callable 09/01/06 @ 105.38                               1,000   1,102
Stone Container Corp., 9.250%, 02/01/08                            1,000   1,045
                                                                           -----
                                                                           3,158
                                                                           -----

PIPELINES (0.5%)
Dynegy Holdings, Inc., 10.125%,
07/15/13, Callable 07/15/08 @ 105.06 (d)                           1,500   1,695
                                                                           -----

REAL ESTATE (0.6%)
American Real Estate Partners LP, 7.125%,
02/15/13, Callable 02/15/09 @ 103.56                               1,000     980
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                                 750     833
                                                                           -----
                                                                           1,813
                                                                           -----

REITS (0.3%)
Host Marriott LP, Ser G, 9.250%, 10/01/07                            750     810
                                                                           -----

RETAIL (0.4%)
Carrols Holdings Corp., 9.000%,
01/15/13, Callable 01/15/09 @ 104.50
(d)                                                              900       911
United Auto Group, Inc., 9.625%,
03/15/12, Callable 03/15/07 @ 104.81                             200       214
                                                                        ------
                                                                         1,125
                                                                        ------

TELECOMMUNICATIONS (3.7%)
Citizens Communications Co., 9.250%,
05/15/11                                                       1,000     1,116
Citizens Communications Co., 9.000%,
08/15/31                                                       1,000     1,025
MCI, Inc., 7.688%, 05/01/09, Callable
05/01/06 @ 102.84                                              1,500     1,562
Nextel Communications, Inc., 7.375%,
08/01/15, Callable 08/01/08 @ 103.69                           1,750     1,890
PanAmSat Holdings Corp., 9.000%,
08/15/14, Callable 08/15/09 @ 104.50                             828       904
Qwest Communications International,
Inc., 7.250%, 02/15/11, Callable 02/15/08
@ 103.62 (e)                                                   2,000     1,934
Qwest Corp., 8.875%, 06/01/31,
Callable 08/22/05 @ 104.73                                       500       505
Rogers Wireless, Inc., 6.375%,
03/01/14                                                         750       763
Valor Telecommunications Group, Inc.,
7.750%, 02/15/15, Callable 02/15/10 @
103.88 (d)                                                     1,000       983
Zeus Special Subsidiary Ltd., 10.204%,
02/01/15, Callable 02/01/10 @ 104.63 (c)
(d) (e) (g)                                                    1,500     1,001
                                                                        ------
                                                                        11,683
                                                                        ------
TOTAL CORPORATE BONDS (COST $77,077)                                    76,933
                                                                        ------

FOREIGN GOVERNMENT BONDS (31.0%)
BRAZIL (1.2%)
Republic of Brazil, 9.250%, 10/22/10                             840       935
Republic of Brazil, 7.875%, 03/07/15                             860       875
Republic of Brazil, 11.000%, 08/17/40,
Callable 8/17/15 @100 (e)                                      1,595     1,918
                                                                        ------
                                                                         3,728
                                                                        ------

CANADA (CAD) (4.4%)
Canada Government, 5.000%,
06/01/14                                                      10,865     9,669
Canada Government, 5.750%,
06/01/33                                                       4,360     4,405
                                                                        ------
                                                                        14,074
                                                                        ------

COLUMBIA (0.2%)
Republic of Colombia, 10.750%,
01/15/13                                                         455       553
                                                                        ------

JAPAN (YEN) (20.0%)
Japan Government, Ser 16, 2.500%,
09/20/34                                                     893,150     8,598
Japan Government, Ser 227, 0.100%,
12/20/06                                                   1,620,350    14,627
Japan Government, Ser 265, 1.500%,
12/20/14                                                   1,533,950    14,319

Japan Government, Ser 42, 0.600%,
12/20/09                                                     2,826,100    25,768
                                                                         -------
                                                                          63,312
                                                                         -------

NORWAY (NOK) (4.3%)
Norwegian Government, 6.750%,
01/15/07                                                        73,710    12,012
Norwegian Government, 5.000%,
05/15/15                                                         8,500     1,465
                                                                         -------
                                                                          13,477
                                                                         -------

PANAMA (0.4%)
Republic of Panama, 7.250%, 03/15/15                               805       875
Republic of Panama, 8.875%, 09/30/27                               240       286
                                                                         -------
                                                                           1,161
                                                                         -------

RUSSIA (0.5%)
Russian Federation, 5.000%, 03/31/30
(d) (g)                                                          1,475     1,652
                                                                         -------
TOTAL FOREIGN GOVERNMENT BONDS (COST $100,633)                            97,957
                                                                         -------

PREFERRED STOCK (0.5%)
MEDIA (0.5%)
Primedia, Inc., Ser H                                           15,000     1,474
                                                                         -------
TOTAL PREFERRED STOCK (COST $1,425)                                        1,474
                                                                         -------

U.S. TREASURY OBLIGATIONS (39.9%)
U.S. TREASURY BONDS (4.7%)
5.375%, 02/15/31 (e)                                            12,480    14,726
                                                                         -------

U.S. TREASURY NOTES (35.2%)
1.500%, 07/31/05 (e)                                            14,985    14,965
3.500%, 05/31/07 (e)                                            58,045    57,869
3.625%, 06/15/10 (e)                                            12,230    12,176
4.875%, 02/15/12 (e)                                             6,365     6,760
4.125%, 05/15/15 (e)                                            19,250    19,531
                                                                         -------
                                                                         111,301
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $125,910)                          126,027
                                                                         -------

YANKEE DOLLAR (0.7%)
FOOD (0.4%)
Burns, Philp Capital Property Ltd.,
9.750%, 07/15/12, Callable 07/15/07 @
104.88                                                           1,000     1,075
                                                                         -------

TELECOMMUNICATIONS (0.3%)
National Cable PLC, 8.141%, 10/15/12,
Callable 08/19/05 @ 103 (b)                                      1,000     1,030
                                                                         -------
TOTAL YANKEE DOLLAR (COST $2,034)                                          2,105
                                                                         -------

SHORT-TERM INVESTMENTS (48.1%)
Brown Brothers Harriman & Co.,
Cayman Islands Cash Sweep, 1.730%                           17,392,774    17,393
CSFB Enhanced Liquidity Portfolio (f)                      134,587,728   134,587
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS (COST $151,981)                             151,980
                                                                         -------

TOTAL INVESTMENTS (COST $459,060) (A) - 144.6%                           456,476
LIABILITIES IN EXCESS OF OTHER ASSETS - (44.6)%                         (140,801)
                                                                       ---------
NET ASSETS - 100.0%                                                    $ 315,675
                                                                       =========

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $459,125 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 2,093
Unrealized Depreciation..................    (4,742)
                                            -------
Unrealized Appreciation (Depreciation)...   $(2,649)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $131,098.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

CAD - Principal Amount is in Canadian Dollar.
EUR - Principal Amount is in Euro.
LLC - Limited Liability Corporation
LP - Limited Partnership
NOK - Principal Amount is in Norwegian Krone.
REIT - Real Estate Investment Trust
Ser - Series
YEN - Principal Amount is in Japenese Yen.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT      VALUE
                                                    ---------   --------
ASSET BACKED SECURITIES (0.3%)
CREDIT CARD ABS (0.3%)
MBNA Credit Card Master Note Trust
Series 2003-A7, Cl A7, 2.650%,
11/15/10                                             $ 1,000    $    962
                                                                --------
TOTAL ASSET BACKED SECURITIES (COST $972)                            962
                                                                --------

U.S. GOVERNMENT AGENCIES (37.0%)
FANNIE MAE (32.5%)
6.000%, 11/01/07                                          35          36
4.717%, 08/25/12                                       5,000       5,084
4.000%, 11/01/13                                       7,529       7,494
6.000%, 07/01/16                                       2,118       2,190
6.000%, 07/01/16                                       1,089       1,126
5.500%, 04/01/17                                       2,739       2,812
5.500%, 09/01/17                                       2,481       2,548
5.500%, 04/01/18                                       1,192       1,224
6.290%, 08/01/18                                       1,210       1,254
5.500%, 11/01/18                                       8,124       8,345
8.750%, 12/25/20                                           7           7
7.000%, 06/01/32                                       1,870       1,973
5.316%, 03/01/33 (b)                                   8,411       8,525
6.000%, 03/01/33                                       2,131       2,186
5.185%, 04/01/33                                       2,920       2,949
4.107%, 08/01/33 (b)                                  10,486      10,469
6.000%, 10/01/33                                       3,344       3,429
3.998%, 11/01/33 (b)                                   3,596       3,576
6.000%, 01/01/34                                       5,075       5,205
6.000%, 02/01/34                                       5,953       6,105
6.000%, 02/01/34                                       3,538       3,628
6.000%, 04/01/34                                      10,823      11,101
4.570%, 05/01/34 (b)                                   7,017       7,029
4.752%, 05/01/34 (b)                                   8,891       8,827
4.032%, 06/01/34 (b)                                   4,199       4,184
4.282%, 06/01/34 (b)                                   3,160       3,174
                                                                --------
                                                                 114,480
                                                                --------

FREDDIE MAC (1.6%)
4.875%, 11/15/13                                       2,500       2,616
6.000%, 01/01/34                                       3,111       3,192
                                                                --------
                                                                   5,808
                                                                --------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.9%)
7.500%, 10/20/09                                           4           4
6.000%, 12/15/31                                       2,400       2,478
5.500%, 12/15/32                                       2,426       2,481
6.000%, 03/15/33                                       1,155       1,193
3.750%, 01/20/34                                       4,276       4,232
                                                                --------
                                                                  10,388
                                                                --------

TOTAL U.S. GOVERNMENT AGENCIES (COST $130,762)                   130,676
                                                                --------

U.S. TREASURY OBLIGATIONS (58.2%)
U.S. TREASURY BONDS (8.9%)
5.375%, 02/15/31 (c)                                     26,735      31,547
                                                                  ---------

U.S. TREASURY NOTES (49.3%)
1.500%, 07/31/05 (c)                                     28,000      27,963
5.750%, 11/15/05                                         24,300      24,515
2.000%, 05/15/06 (c)                                     25,000      24,680
3.625%, 07/15/09 (c)                                     13,350      13,306
6.000%, 08/15/09                                         25,000      27,163
3.375%, 09/15/09 (c)                                     19,750      19,485
4.250%, 08/15/13 (c)                                     24,400      25,010
4.250%, 11/15/14 (c)                                     11,500      11,770
                                                                  ---------
                                                                    173,892
                                                                  ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $202,226)                     205,439
                                                                  ---------

SHORT-TERM INVESTMENTS (42.6%)
CSFB Enhanced Liquidity Portfolio (d)               150,398,406     150,398
                                                                  ---------
TOTAL SHORT-TERM INVESTMENTS (COST $150,398)                        150,398
                                                                  ---------

REPURCHASE AGREEMENTS (4.0%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $14,2334,578
(collateralized by U.S. Government
Agencies, 5.000%, due 07/01/35; total
market value 14,522,290)                                 14,232      14,232
                                                                  ---------
TOTAL REPURCHASE AGREEMENTS (COST $14,232)                           14,232
                                                                  ---------

TOTAL INVESTMENTS (COST $498,590) (A) - 142.1%                      501,707
LIABILITIES IN EXCESS OF OTHER ASSETS - (42.1)%                    (148,612)
                                                                  ---------
NET ASSETS - 100.0%                                               $ 353,095
                                                                  =========

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $498,603 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $4,015
Unrealized Depreciation..................     (911)
                                            ------
Unrealized Appreciation (Depreciation)...   $3,104
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $146,098.

(d) This security was purchased with cash collateral held from securities lending.

Cl - Class
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
MUNICIPAL BONDS (98.7%)
DISTRICT OF COLUMBIA (1.0%)
Metropolitan Washington DC Airports
Authority, Ser B, RB, 5.250%, 10/01/19,
Callable 10/01/13 @ 100                                        $1,685     $1,859
                                                                          ------

VIRGINIA (94.3%)
Albemarle County Industrial
Development Authority, Residential Care
Facilities, Ser A, RB, 5.000%, 01/01/07,
Callable 01/01/06 @ 101                                            95         96
Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/06                                2,000      2,052
Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/11                                2,000      2,215
Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/17,
Callable 07/01/11 @ 101                                         2,225      2,411
Arlington County Industrial
Development Authority, Resource
Recovery, Ser B, RB, AMT, 5.375%,
01/01/11, Callable 07/01/08 @ 101                               2,785      2,963
Chesapeake Economic Development
Authority, RB, 5.000%, 06/01/11,
MBIA                                                            1,995      2,188
Chesapeake Water & Sewer Project, GO,
5.000%, 12/01/19, Callable 12/01/14 @
101                                                             2,465      2,721
Chesapeake Water & Sewer Project, GO,
5.000%, 12/01/20, Callable 12/01/14 @
101                                                             3,640      3,999
Chesapeake, GO, 5.400%, 12/01/08                                2,500      2,707
Chesterfield County Industrial
Development Authority, Virginia State
University Real Estate Project, Ser A,
RB, 2.300%, 07/01/29, LOC: Bank of
America N.A. (b)                                                1,360      1,360
Commonwealth Transportation Board,
Ser A, RB, 5.375%, 05/15/13, Callable
05/01/11 @100                                                   2,045      2,278
Dinwiddie County Development
Authority, Ser B, RB, 5.000%, 02/15/24,
Callable 02/15/14 @ 100, MBIA                                   1,750      1,869
Education Loan Authority, Guaranteed
Student Loan Program, Ser B, RB, AMT,
5.550%, 09/01/10                                                1,515      1,542

Fairfax County Water Authority, RB,
6.000%, 04/01/22, Callable 04/01/07 @ 102                          5,560   5,952
Fairfax County, Ser A, GO, 5.000%,
04/01/16, Callable 04/01/14 @ 100                                  2,500   2,775
Fauquier County Industrial Development
Authority, RB, 5.000%, 10/01/06, LOC:
Radian                                                             1,180   1,210
Front Royal & Warren County
Development Authority, Ser B, RB,
5.000%, 04/01/23, Callable 04/01/14 @ 100                          2,485   2,659
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 6.000%,
06/15/13, Callable 06/15/10 @ 101                                  3,185   3,634
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.000%,
06/15/16, Callable 06/15/15 @ 100, MBIA                            2,855   3,167
Halifax County Industrial Development
Authority, RB, 3.000%, 09/01/06                                    1,125   1,124
Hampton, Ser A, GO, 5.500%,
07/15/18, Callable 07/15/12 @ 101                                  1,275   1,447
Hanover County Industrial Development
Authority, Regional Medical Care Project,
RB, 6.375%, 08/15/18, MBIA                                         5,100   6,181
Harrisonburg Industrial Development
Authority, RB, 5.750%, 12/01/13,
Callable 12/01/05 @ 100, MBIA                                      3,000   3,006
Henrico County Economic Development
Authority, Residential Care Facilities, Ser
A, RB, 3.750%, 06/01/06                                              255     256
Henrico County Economic Development
Authority, Residential Care Facilities, Ser
A, RB, 4.250%, 06/01/07                                              525     531
Henrico County Economic Development
Authority, Residential Care Facilities, Ser
A, RB, 5.000%, 06/01/10                                            1,000   1,032
Henrico County Economic Development
Authority, Residential Care Facilities, Ser
A, RB, 6.500%, 06/01/22, Callable
06/01/12 @ 100                                                     1,000   1,068
Henrico County Industrial Development
Authority, Lease Revenue, RB, 5.150%,
06/01/07, Callable 06/01/06 @ 102                                  2,500   2,604
Henrico County Industrial Development                              1,000   1,003
Authority, RB, 5.300%, 12/01/11
Henrico County, GO, 5.000%,
01/15/08                                                           2,220   2,344
James City County Industrial
Development Authority, Residential Care
Facility, Ser B, RB, 5.375%, 03/01/26,
Callable 09/01/05 @ 100                                            2,000   2,003
Loudoun County Industrial Development
Authority, Loudoun Hospital Center,
RB, 6.000%, 06/01/22, Callable 06/01/12 @ 101                      1,000   1,160
Loudoun County Industrial Development
Authority, Residential Care Facilities,
Ser A, RB, 6.000%, 08/01/24, Callable
08/01/14 @ 100                                                     1,000   1,049

Loudoun County Industrial Development
Authority, Residential Care Facilities,
Ser B, RB, 5.000%, 08/01/28, Callable
08/01/07 @ 101                                                     1,075   1,111
Loudoun County Sanitation Authority,
Water & Sewage, RB, 5.000%, 01/01/25,
Callable 01/01/15 @ 100                                            3,165   3,408
Loudoun County, Public Improvement,
Ser B, GO, 5.000%, 06/01/16, Callable
06/01/15 @ 100                                                     4,635   5,196
Loudoun County, Ser A, GO, 5.000%,
11/01/06                                                           2,000   2,062
Loudoun County, Ser A, GO, 5.000%,
07/01/13                                                           3,000   3,352
Lynchburg, GO, 3.000%, 06/01/06,
Callable 08/12/05 @ 100                                            2,100   2,098
Lynchburg, Ser A, GO, 5.000%,
06/01/17, Callable 06/01/15 @ 100                                  2,485   2,762
Montgomery County Industrial
Development Authority, RB, 5.500%,
01/15/18, Callable 01/15/12 @ 101,
AMBAC                                                              1,865   2,090
Newport News, GO, 5.250%, 07/01/15                                 3,000   3,434
Newport News, GO, 5.000%, 05/01/19,
Callable 05/01/14 @ 101                                            2,000   2,198
Norfolk Industrial Development
Authority, RB, 6.900%, 06/01/06,
AMBAC                                                              1,000   1,037
Northwestern Regional Jail Authority
Facilities, RB, 3.750%, 07/01/08,
Callable 07/01/07 @ 100                                            1,225   1,242
Peninsula Ports Authority, Residential
Care Facility, Ser A, RB, 7.375%,
12/01/23, Callable 12/01/13 @ 100                                  1,525   1,704
Richmond, GO, 5.500%, 01/15/12,
Callable 01/15/11 @ 101                                            2,500   2,813
Richmond, GO, 5.500%, 01/15/18,
Callable 01/10/11 @ 101, FSA                                       2,755   3,060
Richmond, GO, 5.000%, 07/15/23,
Callable 07/15/14 @ 100, FSA                                       1,500   1,619
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.750%, 07/01/13, Callable
07/01/12 @ 100                                                     2,000   2,269
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.750%, 07/01/14, Callable
07/01/12 @ 100                                                     2,000   2,260
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.500%, 07/01/18, Callable
07/01/12 @ 100                                                     2,000   2,201
Roanoke Industrial Development
Authority, Carilon Health System, Ser C,
RB, 2.270%, 07/01/27, LOC: Wachovia
Bank N.A. (b)                                                      1,600   1,600
Roanoke Public Improvement, Ser B,
GO, 5.000%, 02/01/24, Callable 02/01/15
@ 101                                                              2,500   2,716

Russell County Industrial Development
Authority, Pollution Control, Appalachian
Power Co. Project, Ser I, RB, 2.700%,
11/01/07, Mandatory Put 11/01/06 @ 100 (b)                         1,000     995
Southwest Regional Jail Authority
Facilities, RB, 3.000%, 09/01/06,
Callable 09/01/05 @ 100                                            1,750   1,751
Spotsylvania County Water & Sewer,
RB, 5.000%, 06/01/26                                               2,635   2,823
Tobacco Settlement Financing Corp.,
RB, 4.000%, 06/01/13                                               1,000   1,006
Tobacco Settlement Financing Corp.,
RB, 5.250%, 06/01/19, Callable 06/01/15
@ 100                                                              1,750   1,798
Tobacco Settlement Financing Corp.,
RB, 5.500%, 06/01/26, Callable 06/01/15
@ 100                                                              3,000   3,078
Virginia Beach Development Authority,
Ser A, RB, 5.375%, 08/01/16, Callable
08/01/12 @ 100                                                     1,650   1,837
Virginia College Building Authority,
Educational Facilities Project, RB,
5.375%, 01/01/21, Callable 01/01/16 @ 100                          2,990   3,484
Virginia College Building Authority,
Educational Facilities Project, Ser A, RB,
5.000%, 02/01/15, Callable 02/01/14 @ 100                          4,510   5,000
Virginia Housing Development
Authority, Commonwealth Mortgage
Project, Ser A, RB, AMT, 2.000%,
07/01/06                                                             750     744
Virginia Housing Development
Authority, Commonwealth Mortgage
Project, Ser I, RB, AMT, 3.750%,
07/01/05                                                           1,000   1,000
Virginia Housing Development
Authority, Commonwealth Mortgage
Project, Ser J, RB, 4.875%, 07/01/13,
Callable 07/01/11 @ 100, MBIA                                      2,500   2,632
Virginia Housing Development
Authority, Multifamily, Ser E, RB,
AMT, 5.350%, 11/01/11, Callable
01/01/08 @ 102                                                     1,250   1,322
Virginia Housing Development
Authority, Multifamily, Ser H, RB,
AMT, 5.625%, 11/01/18, Callable
11/01/09 @ 100                                                     3,500   3,654
Virginia Housing Development
Authority, Multifamily, Ser I, RB,
AMT, 4.875%, 11/01/12, Callable
01/01/09 @ 101                                                     1,950   2,020
Virginia Polytechnic Institute & State
University, Ser D, RB, 5.125%,
06/01/21, Callable 06/01/14 @ 101,
AMBAC                                                              1,095   1,212
Virginia Port Authority, Commonwealth
Port Fund, RB, AMT, 5.900%,
07/01/16, Callable 07/01/06 @ 101                                  2,000   2,074

Virginia Public School Authority, Ser
B, RB, 5.000%, 08/01/13, Callable
08/01/10 @ 101                                                  2,910      3,183
Virginia Public School Authority, Ser
D, RB, 5.000%, 02/01/11                                         2,000      2,190
Virginia Resources Authority,
Infrastructure, RB, 5.000%, 11/01/22,
Callable 11/01/13 @ 100                                         1,670      1,814
Virginia State Public Building
Authority, RB, 5.100%, 08/01/05                                   500        501
Virginia State Resource Authority,
Senior Infrastructure, Ser B, RB, 5.000%,
11/01/26, Callable 11/01/14 @ 100                               2,185      2,350
Virginia Transportation Board Contract,
Ser B, RB, 6.750%, 05/15/06                                     3,605      3,732
York County Industrial Development
Authority, Pollution Control Project, RB,
5.500%, 07/01/09, Callable 11/08/06 @ 101                         640        667
                                                                        --------
                                                                         173,705
                                                                        --------

PUERTO RICO (3.4%)
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser AA, RB,
5.000%, 07/01/06                                                1,500      1,532
Puerto Rico Electric Power Authority,
RB, 4.000%, 07/01/05, ETM                                       1,665      1,665
Puerto Rico Electric Power Authority,
RB, 4.000%, 07/01/05                                              195        195
Puerto Rico Electric Power Authority,
Ser RR, RB, 5.000%, 07/01/26, Callable
07/01/15 @ 100, LOC: XLCA                                       2,610      2,817
                                                                        --------
                                                                           6,209
                                                                        --------
TOTAL MUNICIPAL BONDS (COST $176,390)                                    181,773
                                                                        --------

MONEY MARKET FUNDS (0.3%)
Federated Virginia Municipal Cash
Trust, Institutional Class                                    544,747        545
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $545)                                         545
                                                                        --------
TOTAL INVESTMENTS (COST $176,935) (A) - 99.0%                            182,318
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                               1,791
                                                                        --------
NET ASSETS - 100.0%                                                     $184,109
                                                                        ========

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $176,952 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $5,448
Unrealized Depreciation..................      (82)
                                            ------
Unrealized Appreciation (Depreciation)...   $5,366
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
FSA - Security insured by Financial Security Assurance.
GO - General Obligation

LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association. RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA MUNICIPAL BOND FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (99.7%)
DISTRICT OF COLUMBIA (1.9%)
Metropolitan Washington Airports
Authority, Airport System, Ser A, RB,
AMT, 5.500%, 10/01/27, Callable
10/01/11 @ 101                                                  $1,000    $1,086
                                                                          ------

VIRGINIA (97.8%)
Amherst County Service Authority, RB,
6.000%, 12/15/20, Callable 12/15/10 @
102                                                                500       532
Amherst County Service Authority, RB,
6.000%, 12/15/30, Callable 12/15/10 @
102                                                              1,750     1,841
Blacksburg Polytechnic Institute
Sanitation Authority, RB, 4.150%,
11/01/06                                                           500       508
Bristol Utility System, RB, 5.250%,
07/15/23, Callable 07/15/13 @ 100,
MBIA                                                             1,000     1,107
Chesterfield County Industrial
Development Authority, Meadowville
Tech Park Project, Ser A, RB, 2.290%,
08/01/24, LOC: SunTrust Bank (b)                                 1,000     1,000
Fairfax County Economic Development
Authority, RB, 5.000%, 04/01/29,
Callable 01/01/14 @ 100, MBIA                                    1,000     1,067
Fairfax County Sewer, RB, 5.800%,
07/15/22, Callable 07/15/06 @ 102,
MBIA,                                                            1,000     1,052
Fairfax County, GO, 5.000%, 01/15/26,
Callable 01/15/15 @ 100                                          1,000     1,081
Fairfax County, Ser A, GO, 5.000%,
04/01/16, Callable 04/01/14 @ 100                                1,500     1,664
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.500%,
06/15/08                                                           550       586
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.000%,
06/15/25, Callable 06/15/15 @ 100,
MBIA                                                             1,000     1,074
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 6.125%,
06/15/25, Callable 06/15/10 @ 101                                1,200     1,376
Hampton Virginia Golf Course, RB,
6.000%, 12/01/12                                                   974     1,023
Hanover County Industrial Development
Authority, Regional Medical Care Project,                        1,000     1,213

RB, 6.375%, 08/15/18, MBIA
Henrico County Economic Development
Authority Residential Care Facilities, Ser
B, RB, 2.290%, 07/01/08, LOC: KBC
Bank N.V. (b)                                                        200     200
Henrico County Economic Development
Authority, Ser A, RB, 5.850%, 07/20/19,
Callable 7/20/09 @ 102, GNMA                                         400     435
Henrico County Economic Development
Authority, Ser A, RB, 5.900%, 07/20/29,
Callable 07/20/09 @ 102, GNMA                                        500     551
Henrico County Industrial Development
Authority, RB, AMT, 3.350%, 03/01/16,
Callable 08/22/05 @ 100, LOC: First
Union National Bank (b)                                            1,045   1,039
Henry County Public Service Authority,
Water & Sewer, RB, 5.250%, 11/15/13,
FSA                                                                1,500   1,692
Loudon County, Ser A, GO, 5.250%,
05/01/18, Callable 05/01/12 @ 100                                  1,260   1,414
Loudoun County Industrial Development
Authority, Public Safety Facilities Lease,
Ser A, RB, 5.250%, 12/15/17, Callable
06/15/14 @ 100                                                     1,110   1,240
Loudoun County Industrial Development
Authority, Residential Care Facilities,
Ser A, RB, 6.000%, 08/01/24, Callable
08/01/14 @ 100                                                       750     787
Lynchburg Industrial Development
Authority, Healthcare Facilities, RB,
5.250%, 01/01/11, Callable 01/01/08 @
101                                                                1,000   1,052
Newport News Redevelopment &
Housing Authority, RB, 5.850%,
12/20/30, Callable 08/20/07 @ 102,
GNMA                                                                 500     521
Northwestern Regional Jail Authority,
Jail Facilities, RB, 3.750%, 07/01/08,
Callable 07/01/07 @ 100                                            1,000   1,014
Peninsula Ports Authority, Residential
Care Facility, Ser A, RB, 7.375%,
12/01/23, Callable 12/01/13 @ 100                                    525     587
Pittsylvania County, Ser B, GO,
5.625%, 03/01/15, Callable 03/01/11 @
102, MBIA                                                          1,000   1,134
Prince William County Virginia,
Industrial Development Authority, ATCC
Lease Project, RB, 5.000%, 02/01/15                                1,010   1,123
Prince William County Virginia,
Industrial Development Authority, ATCC
Lease Project, RB, 5.250%, 02/01/16                                1,055   1,199
Richmond Industrial Development
Authority, Student Housing, RB,
5.450%, 01/01/21, Callable 01/01/11 @
102                                                                1,000   1,078
Richmond Public Utility, RB, 5.000%,
01/15/23, Callable 01/15/15 @ 100                                  1,000   1,081
Richmond, GO, 5.500%, 01/15/15,
Callable 01/15/11 @ 101                                            1,290   1,436
Richmond, GO, 5.500%, 01/15/18,                                    1,000   1,111

Callable 01/10/11 @ 101, FSA
Riverside Regional Jail Authority, Jail
Facility, RB, 5.875%, 07/01/14,
Prerefunded 07/01/05 @ 102, MBIA                                     910     928
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.500%, 07/01/16, Callable
07/01/12 @ 100                                                     1,000   1,106
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.500%, 07/01/21, Callable
07/01/12 @ 100                                                     1,000   1,094
Southwest Regional Jail Authority, RB,
5.125%, 09/01/14, Callable 09/01/13 @
100, MBIA                                                          1,095   1,214
Spotsylvania County Water & Sewer
Systems, RB, 5.000%, 06/01/15                                      1,000   1,121
Spotsylvania County Water & Sewer,
RB, 5.000%, 06/01/26                                               1,000   1,071
Tobacco Settlement Financing Corp.,
RB, 4.000%, 06/01/13                                               1,000   1,006
Tobacco Settlement Financing Corp.,
RB, 5.500%, 06/01/26, Callable 06/01/15
@ 100                                                              1,000   1,026
University of Virginia, RB, 5.000%,
06/01/17, Callable 06/01/15 @ 100                                  1,000   1,117
Virginia Commonwealth Transportation
Board, RB, 5.500%, 10/01/05                                        1,000   1,007
Virginia Commonwealth Transportation
Board, Ser A, RB, 5.375%, 05/15/12,
Callable 05/15/11 @ 100                                            1,500   1,674
Virginia Housing Development
Authority, Ser D, RB, AMT, 5.375%,
04/01/06                                                             715     726
Virginia Polytechnic Institute & State
University, Ser D, RB, 5.125%,
06/01/21, Callable 06/01/14 @ 101,
AMBAC                                                              1,000   1,107
Virginia Port Authority, Commonwealth
Port Fund, RB, AMT, 5.900%,
07/01/16, Callable 07/01/06 @ 101                                  1,000   1,037
Virginia Port Authority,
CommonWealth Port Fund, Ser B, RB,
5.000%, 07/01/30, Callable 07/01/15 @
100, FSA                                                           1,000   1,072
Virginia Public School Authority, Ser
A, RB, 5.000%, 08/01/24, Callable
08/01/14 @ 100                                                     1,365   1,469
Virginia Public School Authority, Ser
C, RB, 5.000%, 08/01/08, LOC: State
Aid Withholding                                                      500     511
Virginia Resources Authority,
Infrastructure, RB, 5.000%, 11/01/22,
Callable 11/01/13 @ 100                                            1,250   1,358
Virginia Resources Authority,
Infrastructure, Ser A, RB, 5.800%,
05/01/30, Callable 05/01/11 @ 101                                  1,500   1,682
Virginia State Resource Authority, Clean
Water, RB, 5.500%, 10/01/16                                        1,000   1,173
                                                                           -----

                                                                         56,317
                                                                        -------
TOTAL MUNICIPAL BONDS (COST $55,044)                                     57,403
                                                                        -------

MONEY MARKET FUNDS (1.3%)
Federated Virginia Municipal Cash
Trust, Institutional Class                                    772,664       773
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $773)                                        773
                                                                        -------

TOTAL INVESTMENTS (COST $55,817) (A) - 101.0%                            58,176
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                             (599)
                                                                        -------
NET ASSETS - 100.0%                                                     $57,577
                                                                        =======

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $55,818 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $2,383
Unrealized Depreciation..................      (25)
                                            ------
Unrealized Appreciation (Depreciation)...   $2,358
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
FSA - Security insured by Financial Security Assurance.
GNMA - Security insured by the Government National Mortgage Association.
GO - General Obligation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
AGGRESSIVE GROWTH STOCK FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (96.5%)
CONSUMER DISCRETIONARY (20.7%)
Best Buy Co., Inc.                                             28,000    $ 1,919
Blue Nile, Inc. *                                              29,500        964
Coach, Inc. *                                                  51,000      1,712
eBay, Inc. *                                                   84,000      2,773
Garmin Ltd.                                                     4,254        182
Getty Images, Inc. *                                            4,302        319
IAC/Interactive Corp. *                                        63,600      1,530
Omnicom Group, Inc.                                            11,600        926
Starbucks Corp. *                                              60,300      3,116
Walt Disney Co. (The)                                          63,300      1,594
                                                                         -------
                                                                          15,035
                                                                         -------

CONSUMER STAPLES (5.2%)
Avon Products, Inc.                                            46,000      1,741
Whole Foods Market, Inc.                                       17,100      2,023
                                                                         -------
                                                                           3,764
                                                                         -------

FINANCIALS (11.0%)
BlackRock, Inc., Cl A                                          13,500      1,086
Calamos Asset Management, Inc., Cl A                           15,000        409
Capital One Financial Corp.                                    39,100      3,128
Investors Financial Services Corp.                             43,700      1,653
Portfolio Recovery Associates, Inc. *                           9,600        403
SLM Corp.                                                      25,200      1,280
                                                                         -------
                                                                           7,959
                                                                         -------

HEALTH CARE (16.6%)
Alcon, Inc.                                                    11,000      1,203
Biosite, Inc. *                                                14,100        775
Cephalon, Inc. *                                               26,900      1,071
Genentech, Inc. *                                              22,241      1,785
Gilead Sciences, Inc. *                                        61,300      2,696
Johnson & Johnson                                              17,900      1,164
Kyphon, Inc. *                                                 11,800        411
Laboratory Corp. of America Holdings *                          1,472         73
Medicis Pharmaceutical Corp., Cl A                             24,000        762
Psychiatric Solutions, Inc. *                                   8,500        414
Varian Medical Systems, Inc. *                                 12,900        482
Wright Medical Group, Inc. *                                   44,000      1,175
                                                                         -------
                                                                          12,011
                                                                         -------

INDUSTRIALS (1.8%)
Monster Worldwide, Inc. *                                      44,902      1,288
                                                                         -------

INFORMATION TECHNOLOGY (38.1%)
Adobe Systems, Inc.                                            11,500        329
Alliance Data Systems Corp. *                                  28,100      1,140
Apple Computer, Inc. *                                         68,800      2,533
Broadcom Corp., Cl A *                                         25,500        906
CheckFree Corp. *                                               4,869        166
Cisco Systems, Inc. *                                          19,225        367

CNET Networks, Inc. *                                           82,600       970
Cognizant Technology Solutions Corp.,                           74,200     3,496
Cl A *
Dell, Inc. *                                                    42,200     1,667
Euronet Worldwide, Inc. *                                       13,800       401
First Data Corp.                                                 3,382       136
Fiserv, Inc. *                                                   6,081       261
Flextronics International Ltd. *                                52,200       690
Google, Inc. *                                                   4,000     1,177
Intel Corp.                                                     54,500     1,420
International Business Machines Corp.                            4,252       315
Juniper Networks, Inc. *                                        47,900     1,206
Microsoft Corp.                                                 29,054       722
Paychex, Inc.                                                   45,500     1,481
QUALCOMM, Inc.                                                  84,500     2,789
SRA International, Inc., Cl A *                                 48,600     1,687
VeriSign, Inc. *                                                26,333       757
Yahoo!, Inc. *                                                  87,900     3,046
                                                                         -------
                                                                          27,662
                                                                         -------

TELECOMMUNICATION SERVICES (3.1%)
Nextel Communications, Inc. *                                   24,600       795
NII Holdings, Inc. *                                            11,500       735
Sprint Corp.                                                    28,100       705
                                                                         -------
                                                                           2,235
                                                                         -------
TOTAL COMMON STOCKS (COST $63,059)                                        69,954
                                                                         -------

DEPOSITARY RECEIPTS (0.4%)
Nasdaq-100 Trust, Ser 1                                          7,609       280
                                                                         -------
TOTAL DEPOSITARY RECEIPTS (COST $279)                                        280
                                                                         -------

REPURCHASE AGREEMENT (3.1%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $2,253,896
(collateralized by U.S. Government
Agencies, 6.000%, due 05/01/35; total
market value $2,302,347)                                       $ 2,254     2,254
                                                                         -------
TOTAL REPURCHASE AGREEMENT (COST $2,254)                                   2,254
                                                                         -------

TOTAL INVESTMENTS (COST $65,592) (A) - 100.0%                             72,488
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                  33
                                                                         -------
NET ASSETS - 100.0%                                                      $72,521
                                                                         =======

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $65,866 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 9,391
Unrealized Depreciation..................    (2,769)
                                            -------
Unrealized Appreciation (Depreciation)...   $ 6,622
                                            =======

Cl - Class
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
BALANCED FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (58.6%)
CONSUMER DISCRETIONARY (7.5%)
Harley-Davidson, Inc. (b)                                      31,800    $ 1,577
Home Depot, Inc. (The)                                         34,000      1,323
J. C. Penney Co., Inc.                                         30,000      1,577
Kohl's Corp. *                                                 18,200      1,018
Lowe's Cos., Inc.                                              23,200      1,351
NIKE, Inc., Cl B (b)                                           40,400      3,498
Omnicom Group, Inc.                                            37,500      2,995
Time Warner, Inc. *                                            56,400        942
Walt Disney Co. (The)                                         120,000      3,022
                                                                         -------
                                                                          17,303
                                                                         -------

CONSUMER STAPLES (2.3%)
Wal-Mart Stores, Inc.                                          52,500      2,531
Walgreen Co.                                                   60,000      2,759
                                                                         -------
                                                                           5,290
                                                                         -------

ENERGY (2.1%)
Anadarko Petroleum Corp.                                       15,000      1,232
Exxon Mobil Corp.                                              63,800      3,667
                                                                         -------
                                                                           4,899
                                                                         -------

FINANCIALS (12.2%)
American Express Co.                                           72,800      3,875
Chubb Corp. (The)                                              45,500      3,895
Comerica, Inc.                                                 28,000      1,618
Freddie Mac                                                    26,100      1,703
Goldman Sachs Group, Inc. (The)                                28,200      2,877
JPMorgan Chase & Co.                                           91,200      3,221
MGIC Investment Corp.                                          44,000      2,870
SLM Corp. (b)                                                  50,800      2,581
Washington Mutual, Inc.                                        74,400      3,027
Wells Fargo & Co.                                              38,200      2,352
                                                                         -------
                                                                          28,019
                                                                         -------

HEALTH CARE (7.1%)
Baxter International, Inc.                                     84,600      3,138
Becton, Dickinson & Co.                                        52,500      2,755
Biomet, Inc.                                                   48,000      1,663
Boston Scientific Corp. *                                      66,200      1,787
Health Management Associates, Inc., Cl
A (b)                                                          59,500      1,558
Johnson & Johnson                                              25,000      1,625
Schering-Plough Corp.                                          62,900      1,199
Stryker Corp.                                                  52,300      2,487
                                                                         -------
                                                                          16,212
                                                                         -------

INDUSTRIALS (9.5%)
Boeing Co. (The)                                               19,800      1,307
Danaher Corp.                                                  45,800      2,397
Emerson Electric Co.                                           28,000      1,754
General Electric Co.                                          119,500      4,140

Honeywell International, Inc.                                   88,500     3,242
Illinois Tool Works, Inc.                                       12,000       956
Northrop Grumman Corp.                                          54,000     2,984
Raytheon Co.                                                    79,500     3,110
Southwest Airlines Co.                                         144,000     2,006
                                                                         -------
                                                                          21,896
                                                                         -------

INFORMATION TECHNOLOGY (17.3%)
Affiliated Computer Services, Inc., Cl A
* (b)                                                           37,100     1,896
Amdocs Ltd. *                                                   45,200     1,195
Automatic Data Processing, Inc.                                 61,400     2,577
CDW Corp. (b)                                                   19,800     1,130
CheckFree Corp. * (b)                                           79,700     2,715
Cisco Systems, Inc. *                                          129,600     2,477
Computer Associates International, Inc.                         74,500     2,047
EMC Corp. *                                                    134,700     1,847
First Data Corp.                                                39,500     1,586
Hewlett-Packard Co.                                             59,000     1,387
Maxim Integrated Products, Inc.                                 40,000     1,528
Microsoft Corp.                                                169,700     4,214
NCR Corp. *                                                     90,000     3,161
Nokia Corp. ADR                                                183,800     3,058
Oracle Corp. *                                                 174,000     2,297
Scientific-Atlanta, Inc.                                        59,200     1,970
Texas Instruments, Inc.                                         88,000     2,470
VeriSign, Inc. *                                                79,700     2,292
                                                                         -------
                                                                          39,847
                                                                         -------

MATERIALS (0.6%)
Rohm & Haas Co.                                                 27,600     1,279
                                                                         -------
TOTAL COMMON STOCKS (COST $124,756)                                      134,745
                                                                         -------

CORPORATE BONDS (10.4%)
AEROSPACE & DEFENSE (0.2%)
United Technologies Corp., 4.875%,
05/01/15                                                      $    475       486
                                                                         -------

AIRLINES (0.2%)
Southwest Airlines Co., 5.125%,
03/01/17                                                           555       544
                                                                         -------

AUTO MANUFACTURERS (0.2%)
Daimler Chrysler NA Holdings, 8.500%,
01/18/31                                                           295       374
                                                                         -------

BANKS (0.6%)
Bank of America Corp., 7.400%,
01/15/11                                                           795       910
HSBC Holdings PLC, 7.625%,
05/17/32, (d)                                                      300       394
                                                                         -------
                                                                           1,304
                                                                         -------

BUILDING MATERIALS (0.2%)
American Standard Cos., Inc., 7.625%,
02/15/10                                                           360       402
                                                                         -------

COMMERCIAL SERVICES (0.2%)
R.R. Donnelley & Sons Co., 4.950%,
04/01/14                                                           445       435
                                                                         -------

COMPUTERS (0.1%)
NCR Corp., 7.125%, 06/15/09                                        130       141
                                                                         -------

DIVERSIFIED FINANCIAL SERVICES (3.2%)
CIT Group, Inc., 5.125%, 09/30/14                                  485       493

Citigroup, Inc., 5.125%, 05/05/14                                    305     318
Citigroup, Inc., 5.850%, 12/11/34                                    295     326
ERAC USA Finance Co., 5.600%,
05/01/15, (d)                                                        230     238
Ford Motor Credit Co., 7.000%,
10/01/13                                                             605     580
Fund American Cos., Inc., 5.875%,
05/15/13                                                             850     885
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                     700     699
John Deere Capital Corp., 3.900%,
01/15/08                                                             140     139
JPMorgan Chase & Co., 6.625%,
03/15/12                                                             795     885
Lazard LLC, 7.125%, 05/15/15, (d)                                  1,045   1,055
MBNA Corp., 6.125%, 03/01/13                                         350     381
MBNA Corp., Ser B, 7.500%,
03/15/12                                                             240     280
Merrill Lynch & Co., Inc., 3.700%,
04/21/08                                                             110     109
Merrill Lynch & Co., Inc., Ser C,
5.000%, 01/15/15                                                     295     302
Morgan Stanley, 5.300%, 03/01/13                                     875     910
                                                                           -----
                                                                           7,600
                                                                           -----

ELECTRIC (0.7%)
Entergy Gulf States, Inc., 4.875%,
11/01/11, Callable 11/1/06 @ 100                                     235     234
Exelon Corp., 5.625%, 06/15/35                                       750     756
Pacific Gas & Electric Co., 6.050%,
03/01/34                                                             500     551
                                                                           -----
                                                                           1,541
                                                                           -----

ENTERTAINMENT (0.2%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                             270     268
Harrahs Operating Co., Inc., 5.375%,
12/15/13 (b)                                                         175     178
                                                                           -----
                                                                             446

HOME BUILDERS (0.3%)
Lennar Corp., 5.950%, 03/01/13                                       205     218
Pulte Homes, Inc., 4.875%, 07/15/09                                  220     220
Pulte Homes, Inc., 5.250%, 01/15/14                                  175     175
                                                                           -----
                                                                             613

INSURANCE (0.5%)
Metlife, Inc., 5.000%, 06/15/15                                      240     244
Monumental Global Funding, 5.200%,
01/30/07, (d)                                                        585     595
Prudential Financial, Inc., 3.750%,
05/01/08                                                             145     144
Prudential Financial, Inc., Ser B,
5.100%, 09/20/14                                                     230     237
                                                                           -----
                                                                           1,220
                                                                           -----

INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                     275     306
                                                                           -----

LEISURE TIME (0.1%)
Harley-Davidson, Inc., 3.625%,
12/15/08, (d)                                                        265     260
                                                                           -----

LODGING (0.2%)
Marriott International, Inc., 4.625%,
06/15/12                                                             355     351
                                                                           -----

MEDIA (0.8%)
Comcast Cable Communications, Inc.,
7.125%, 06/15/13                                                     550     631
Comcast Corp, 7.050%, 03/15/33                                        70      83
Cox Communuications, Inc., 4.625%,
06/01/13                                                             260     252
News America Holdings, Inc., 9.250%,
02/01/13                                                             240     303
News America, Inc., 6.200%, 12/15/34                                 145     152
Time Warner, Inc., 7.625%, 04/15/31                                  475     593
                                                                           -----
                                                                           2,014

MINING (0.5%)
Alcan, Inc., 5.750%, 06/01/35                                        245     249
Codelco, Inc., 5.500%, 10/15/13, (d)                                 325     339
Inco Ltd., 5.700%, 10/15/15                                          450     469
                                                                           -----
                                                                           1,057
                                                                           -----

MISCELLANEOUS MANUFACTURER (0.6%)
General Electric Co., 5.000%,
02/01/13                                                           1,250   1,291
                                                                           -----

OIL & GAS (0.3%)
Devon Financing Corp. ULC, 7.875%,
09/30/31                                                             170     221
Enterprise Products Operating LP, Ser
B, 6.875%, 03/01/33                                                  215     243
Motiva Enterprises LLC, 5.200%,
09/15/12, (d)                                                        200     206
Pennzoil Co., 10.250%, 11/01/05                                       60      61
                                                                           -----
                                                                             731
                                                                           -----

PERSONAL CREDIT INSTITUTIONS (0.1%)
Capital One Financial Corp., 4.800%,
02/21/12                                                             320     318
                                                                           -----

PIPELINES (0.4%)
CenterPoint Energy Resources Corp.,
Ser B, 7.875%, 04/01/13                                              340     404
K N Capital Trust III, 7.630%,
04/15/28                                                             280     328
K N Energy, Inc., 7.250%, 03/01/28                                   120     142
                                                                           -----
                                                                             874
                                                                           -----

REITS (0.1%)
Simon Property Group LP, 6.375%,
11/15/07                                                             155     162
                                                                           -----

RETAIL (0.1%)
Federated Department Stores, Inc.,
6.900%, 04/01/29 (b)                                                 115     133
                                                                           -----

SAVINGS & LOAN (0.1%)
Golden West Financial Corp., 4.125%,
08/15/07                                                             325     326
                                                                           -----

TELECOMMUNICATIONS (0.4%)
SBC Communications, Inc., 6.450%,
06/15/34                                                             230     259
Sprint Capital Corp., 8.750%,
03/15/32                                                             505     702
                                                                           -----
                                                                             961
                                                                           -----

TOTAL CORPORATE BONDS (COST $23,107)                                      23,890
                                                                        --------

U.S. TREASURY OBLIGATIONS (30.0%)
U.S. TREASURY BONDS (3.8%)
5.375%, 02/15/31 (b)                                            7,490      8,838
                                                                        --------

U.S. TREASURY NOTES (26.2%)
1.500%, 07/31/05                                                   75         75
3.500%, 11/15/06 (b)                                           13,390     13,376
3.125%, 05/15/07 (b)                                           11,610     11,500
3.500%, 05/31/07 (b)                                            7,780      7,756
3.125%, 04/15/09 (b)                                            2,760      2,705
6.000%, 08/15/09 (b)                                           10,070     10,941
3.625%, 06/15/10 (b)                                            3,155      3,141
4.250%, 08/15/13 (b)                                           10,250     10,506
                                                                        --------
                                                                          60,000
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $68,204)                            68,838
                                                                        --------

YANKEE BONDS (0.2%)
TELECOMMUNICATIONS (0.2%)
Verizon Global Funding Corp., 7.750%,
12/01/30 (b)                                                      330        426
                                                                        --------
TOTAL YANKEE BONDS (COST $399)                                               426
                                                                        --------

SHORT-TERM INVESTMENT (37.1%)
CSFB Enhanced Liquidity Portfolio (c)                      85,234,455     85,234
                                                                        --------
TOTAL SHORT-TERM INVESTMENT (COST $85,234)                                85,234
                                                                        --------

REPURCHASE AGREEMENT (0.6%)
Deutsche Bank AG, 2.855%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $1,298,526 (collateralized
by U.S. Treasury Obligations, 7.500%,
due 11/15/24; total market value
$1,324,017)                                                     1,298      1,298
                                                                        --------
TOTAL REPURCHASE AGREEMENT (COST $1,298)                                   1,298
                                                                        --------
TOTAL INVESTMENTS (COST $302,998) (A) - 136.9%                           314,431
LIABILITIES IN EXCESS OF OTHER ASSETS - (36.9)%                          (84,826)
                                                                        --------
NET ASSETS - 100.0%                                                     $229,605
                                                                        ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $303,235 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $15,142
Unrealized Depreciation..................    (3,946)
                                            -------
Unrealized Appreciation (Depreciation)...   $11,196
                                            =======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $82,843.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

ADR - American Depository Receipt
Cl - Class
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
CAPITAL APPRECIATION FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (99.8%)
CONSUMER DISCRETIONARY (14.1%)
Harley-Davidson, Inc. (b)                                     366,000   $ 18,154
Home Depot, Inc. (The)                                        387,900     15,089
J. C. Penney Co., Inc.                                        368,000     19,349
Kohl's Corp. *                                                217,200     12,144
Lowe's Cos., Inc.                                             260,000     15,137
NIKE, Inc., Cl B (b)                                          469,600     40,668
Omnicom Group, Inc. (b)                                       441,600     35,266
Time Warner, Inc. *                                         2,019,000     33,737
Walt Disney Co. (The) (b)                                   1,500,000     37,770
                                                                        --------
                                                                         227,314
                                                                        --------

CONSUMER STAPLES (3.7%)
Wal-Mart Stores, Inc.                                         600,000     28,920
Walgreen Co. (b)                                              660,000     30,353
                                                                        --------
                                                                          59,273
                                                                        --------

ENERGY (3.6%)
Anadarko Petroleum Corp.                                      177,000     14,541
Exxon Mobil Corp.                                             750,000     43,102
                                                                        --------
                                                                          57,643
                                                                        --------

FINANCIALS (19.5%)
American Express Co.                                          892,400     47,502
American International Group, Inc.                            231,300     13,439
Chubb Corp. (The)                                             503,500     43,105
Comerica, Inc.                                                362,000     20,924
Freddie Mac (b)                                               352,500     22,994
Goldman Sachs Group, Inc. (The)                               309,000     31,524
JPMorgan Chase & Co.                                          904,000     31,929
MGIC Investment Corp.                                         500,000     32,610
SLM Corp. (b)                                                 568,800     28,895
Washington Mutual, Inc. (b)                                   710,000     28,890
Wells Fargo & Co.                                             235,000     14,471
                                                                        --------
                                                                         316,283
                                                                        --------

HEALTH CARE (11.9%)
Baxter International, Inc.                                    970,000     35,986
Becton, Dickinson & Co.                                       548,800     28,796
Biomet, Inc. (b)                                              692,500     23,988
Boston Scientific Corp. *                                     866,900     23,406
Health Management Associates, Inc., Cl                        632,300     16,554
A (b)
Johnson & Johnson (b)                                         287,600     18,694
Schering-Plough Corp.                                         689,300     13,138
Stryker Corp.                                                 678,000     32,246
                                                                        --------
                                                                         192,808
                                                                        --------

INDUSTRIALS (15.8%)
Boeing Co. (The)                                              255,000     16,830
Danaher Corp. (b)                                             496,000     25,961
Emerson Electric Co.                                          358,000     22,422

General Electric Co.                                      1,496,000       51,835
Honeywell International, Inc.                               975,000       35,714
Illinois Tool Works, Inc.                                   125,500       10,000
Northrop Grumman Corp. (b)                                  617,700       34,128
Raytheon Co.                                                930,500       36,401
Southwest Airlines Co. (b)                                1,550,000       21,592
                                                                      ----------
                                                                         254,883
                                                                      ----------

INFORMATION TECHNOLOGY (30.4%)
Affiliated Computer Services, Inc., Cl A                    464,000       23,710
* (b)
Amdocs Ltd. *                                               820,000       21,673
Automatic Data Processing, Inc.                             658,700       27,646
CDW Corp. (b)                                               215,000       12,274
CheckFree Corp. * (b)                                       975,000       33,209
Cisco Systems, Inc. *                                       978,000       18,690
Computer Associates International, Inc. (b)                 983,000       27,013
EMC Corp. *                                               2,199,500       30,155
First Data Corp.                                            348,000       13,969
Hewlett-Packard Co.                                         580,000       13,636
LSI Logic Corp. * (b)                                       789,700        6,705
Maxim Integrated Products, Inc. (b)                         505,000       19,296
Microsoft Corp.                                           1,969,000       48,909
NCR Corp. *                                               1,097,000       38,526
Nokia Corp. ADR                                           2,175,000       36,192
Oracle Corp. * (b)                                        2,400,000       31,680
Scientific-Atlanta, Inc.                                    837,500       27,864
Texas Instruments, Inc. (b)                               1,052,000       29,530
VeriSign, Inc. *                                          1,092,000       31,406
                                                                      ----------
                                                                         492,083
                                                                      ----------

MATERIALS (0.8%)
Rohm & Haas Co. (b)                                         291,800       13,522
                                                                      ----------
TOTAL COMMON STOCKS (COST $1,507,666)                                  1,613,809
                                                                      ----------
SHORT-TERM INVESTMENT (17.2%)
CSFB Enhanced Liquidity Portfolio (c)                   277,041,564      277,042
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT (COST $277,042)                              277,042
                                                                      ----------
REPURCHASE AGREEMENTS (0.1%)
CASH & EQUIVALENTS (0.1%)

Bear Stearns & Co., Inc., 3.385%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $956,356
(collateralized by U.S. Government
Agencies, DN, due 08/01/34; total market
value $975,997)                                        $        956          956
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $956)                                      956
                                                                      ----------

TOTAL INVESTMENTS (COST $1,785,664) (A) - 117.1%                       1,891,807
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.1)%                         (276,676)
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,615,131
                                                                      ==========

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $1,786,331 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $154,622
Unrealized Depreciation..................    (49,145)
                                            --------
Unrealized Appreciation (Depreciation)...   $105,477
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $268,833.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
EMERGING GROWTH STOCK FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
COMMON STOCKS (98.8%)
CONSUMER DISCRETIONARY (17.2%)
Audible, Inc. *                                                  6,200    $  108
Blue Nile, Inc. *                                               18,600       607
Design Within Reach, Inc. *                                     21,300       386
Dick's Sporting Goods, Inc. *                                    7,100       274
Getty Images, Inc. *                                             3,900       290
LIFE TIME FITNESS, Inc. *                                        9,600       315
Martha Stewart Living Omnimedia, Inc.,
Cl A *                                                          14,200       414
Pacific Sunwear of California, Inc. *                            9,600       221
Stamps.com, Inc. *                                              22,600       424
True Religion Apparel, Inc. *                                    6,300        86
Urban Outfitters, Inc. *                                        10,000       567
                                                                          ------
                                                                           3,692
                                                                          ------

CONSUMER STAPLES (5.5%)
Green Mountain Coffee Roasters, Inc. *                           3,300       112
Hansen Natural Corp. *                                           2,700       229
Peet's Coffee & Tea, Inc. *                                      6,900       228
Whole Foods Market, Inc.                                         5,100       603
                                                                          ------
                                                                           1,172
                                                                          ------

FINANCIALS (10.6%)
Affiliated Managers Group, Inc. *                                4,400       301
BlackRock, Inc., Cl A                                            8,200       660
Calamos Asset Management, Inc., Cl A                            24,500       667
Portfolio Recovery Associates, Inc. *                           15,400       647
                                                                          ------
                                                                           2,275
                                                                          ------

HEALTH CARE (18.0%)
Biosite, Inc. *                                                 10,800       594
Gen-Probe, Inc. *                                                7,000       254
Kyphon, Inc. *                                                   7,300       254
Medicis Pharmaceutical Corp., Cl A                              13,900       441
Neurocrine Biosciences, Inc. *                                  10,300       433
Psychiatric Solutions, Inc. *                                   13,500       658
Varian Medical Systems, Inc. *                                  14,200       530
Wright Medical Group, Inc. *                                    26,300       701
                                                                          ------
                                                                           3,865
                                                                          ------

INDUSTRIALS (7.8%)
AirTran Holdings, Inc. *                                        54,300       501
Corporate Executive Board Co. (The)                              8,200       643
Monster Worldwide, Inc. *                                       14,900       427
Woodward Governor Co.                                            1,300       109
                                                                          ------
                                                                           1,680
                                                                          ------

INFORMATION TECHNOLOGY (31.2%)
Alliance Data Systems Corp. *                                   18,600       754
aQuantive, Inc. *                                               25,200       447
CNET Networks, Inc. *                                           26,000       305

Cogent, Inc. *                                                  16,900       482
Cognizant Technology Solutions Corp.,
Cl A *                                                          15,900       749
Euronet Worldwide, Inc. *                                       24,900       724
F5 Networks, Inc. *                                              8,500       401
iVillage, Inc. *                                                35,200       210
J2 Global Communications, Inc. *                                 2,700        93
JAMDAT Mobile, Inc. *                                           19,700       545
Jupitermedia Corp. *                                            26,100       447
Novatel Wireless, Inc. *                                         8,400       105
SRA International, Inc., Cl A *                                 22,800       793
Trimble Navigation Ltd. *                                        2,800       109
ViaSat, Inc. *                                                  15,800       321
WebSideStory, Inc. *                                            14,500       213
                                                                         -------
                                                                           6,698
                                                                         -------

MATERIALS (1.0%)
Symyx Technologies, Inc. *                                       8,000       224
                                                                         -------

TELECOMMUNICATION SERVICES (7.5%)
Crown Castle International Corp. *                              15,000       305
Nextel Partners, Inc., Cl A *                                   23,100       582
NII Holdings, Inc. *                                             4,600       294
Time Warner Telecom, Inc., Cl A *                               35,200       208
UbiquiTel, Inc. *                                               26,500       216
                                                                         -------
                                                                           1,605
                                                                         -------
TOTAL COMMON STOCKS (COST $18,101)                                        21,211
                                                                         -------

REPURCHASE AGREEMENT (1.8%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $378,606
(collateralized by U.S. Government
Agencies, 6.000%, due 05/01/35; total
market value 390,577)                                          $   379       379
                                                                         -------
TOTAL REPURCHASE AGREEMENT (COST $379)                                       379
                                                                         -------
TOTAL INVESTMENTS (COST $18,480) (A) - 100.6%                             21,590
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                             (134)
                                                                         -------
NET ASSETS - 100.0%                                                      $21,456
                                                                         =======

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $18,548 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $3,546
Unrealized Depreciation..................     (504)
                                            ------
Unrealized Appreciation (Depreciation)...   $3,042
                                            ======

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
GROWTH AND INCOME FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (98.6%)
CONSUMER DISCRETIONARY (8.5%)
Advance Auto Parts, Inc. * (b)                                300,000   $ 19,365
Gannett Co., Inc.                                             200,000     14,226
Kohl's Corp. *                                                200,000     11,182
Lowe's Cos., Inc.                                             250,000     14,555
McDonald's Corp.                                               40,000      1,110
Target Corp.                                                  245,000     13,330
Viacom, Inc., Cl B                                            800,000     25,616
Walt Disney Co. (The)                                         400,000     10,072
                                                                        --------
                                                                         109,456
                                                                        --------

CONSUMER STAPLES (10.8%)
Anheuser-Busch Cos., Inc.                                      20,000        915
Archer Daniels Midland Co.                                    900,000     19,242
Clorox Co. (The)                                              190,000     10,587
Diageo PLC ADR (b)                                            350,000     20,754
General Mills, Inc.                                            30,000      1,404
Kimberly-Clark Corp.                                          150,000      9,389
PepsiCo, Inc.                                                 200,000     10,786
Sara Lee Corp.                                                850,000     16,839
SYSCO Corp.                                                   175,000      6,333
Unilever PLC ADR (b)                                          500,000     19,425
Wal-Mart Stores, Inc.                                         225,000     10,845
Wm. Wrigley Jr. Co. (b)                                       175,000     12,047
                                                                        --------
                                                                         138,566
                                                                        --------

ENERGY (9.4%)
Anadarko Petroleum Corp.                                      150,000     12,323
Baker Hughes, Inc. (b)                                        400,000     20,464
Burlington Resources, Inc.                                    200,000     11,048
ChevronTexaco Corp. (b)                                       200,000     11,184
ConocoPhillips                                                240,000     13,798
Exxon Mobil Corp.                                             370,000     21,263
Kerr-McGee Corp. (b)                                           82,947      6,330
Royal Dutch Petroleum Co. ADR (b)                             375,000     24,337
                                                                        --------
                                                                         120,747
                                                                        --------

FINANCIALS (23.2%)
American Express Co.                                           35,000      1,863
American International Group, Inc. (b)                        200,000     11,620
Bank of America Corp.                                         450,000     20,525
Berkshire Hathaway, Inc., Cl B * (b)                            8,500     23,659
Cincinnati Financial Corp.                                    367,500     14,538
CIT Group, Inc.                                               400,000     17,188
Citigroup, Inc.                                               502,066     23,210
Fannie Mae (b)                                                125,000      7,300
Fifth Third Bancorp                                           450,000     18,545
Genworth Financial, Inc., Cl A (b)                            660,000     19,952
Goldman Sachs Group, Inc. (The) (b)                           175,000     17,854
Jefferson-Pilot Corp. (b)                                      40,000      2,017
MGIC Investment Corp.                                         100,000      6,522
Morgan Stanley                                                400,000     20,988
New York Community Bancorp, Inc. (b)                        1,100,200     19,936

Principal Financial Group, Inc. (b)                            500,000    20,950
Prudential Financial, Inc.                                      50,000     3,283
State Street Corp. (b)                                         350,000    16,888
U.S. Bancorp                                                   600,000    17,520
Wells Fargo & Co.                                              190,000    11,700
                                                                         -------
                                                                         296,058
                                                                         -------

HEALTH CARE (9.9%)
Abbott Laboratories                                            400,000    19,604
Amgen, Inc. * (b)                                              250,000    15,115
Bristol-Myers Squibb Co.                                       775,000    19,360
Eli Lilly & Co. (b)                                            275,000    15,320
Express Scripts, Inc. * (b)                                    150,000     7,497
Johnson & Johnson                                              130,000     8,450
Laboratory Corp. of America Holdings * (b)                      20,000       998
Medtronic, Inc.                                                 50,000     2,590
Pfizer, Inc.                                                   900,000    24,821
WellPoint, Inc. *                                              180,000    12,535
                                                                         -------
                                                                         126,290
                                                                         -------

INDUSTRIALS (11.6%)
Cendant Corp.                                                  700,000    15,659
Cooper Industries Ltd., Cl A                                   212,000    13,547
Emerson Electric Co.                                           125,000     7,829
General Electric Co.                                           480,000    16,632
Goodrich Corp.                                                 400,000    16,384
Honeywell International, Inc.                                  350,000    12,821
Illinois Tool Works, Inc.                                       75,000     5,976
Norfolk Southern Corp.                                         550,000    17,028
Rockwell Automation, Inc.                                      500,000    24,355
Textron, Inc.                                                  205,000    15,549
United Parcel Service, Inc., Cl B                               12,000       830
United Technologies Corp.                                       44,000     2,259
                                                                         -------
                                                                         148,869
                                                                         -------

INFORMATION TECHNOLOGY (14.7%)
Accenture Ltd., Cl A *                                         750,000    17,003
Agilent Technologies, Inc. *                                   700,000    16,114
Applied Materials, Inc. (b)                                  1,500,000    24,270
Automatic Data Processing, Inc.                                 25,000     1,049
Cisco Systems, Inc. *                                          860,000    16,435
Diebold, Inc. (b)                                               35,000     1,579
First Data Corp.                                               450,000    18,063
Intel Corp. (b)                                                600,000    15,636
International Business Machines Corp.                          200,000    14,840
Microsoft Corp.                                              1,000,000    24,840
Nokia Corp. ADR (b)                                          1,500,000    24,959
Texas Instruments, Inc.                                        500,000    14,035
                                                                         -------
                                                                         188,823
                                                                         -------

MATERIALS (3.0%)
E.I. du Pont de Nemours & Co.                                  275,000    11,828
Praxair, Inc.                                                  275,000    12,815
Sigma-Aldrich Corp. (b)                                        250,000    14,010
                                                                         -------
                                                                          38,653
                                                                         -------

TELECOMMUNICATION SERVICES (3.8%)
ALLTEL Corp. (b)                                               225,000    14,013
Verizon Communications, Inc.                                   400,000    13,820
Vodafone Group PLC ADR                                         850,000    20,672
                                                                         -------
                                                                          48,505
                                                                         -------

UTILITIES (3.7%)
American Electric Power Co., Inc. (b)                          325,000    11,983
Edison International                                           350,000    14,192
Exelon Corp. (b)                                               250,000    12,833

SCANA Corp.                                                 200,000        8,542
                                                                      ----------
                                                                          47,550
                                                                      ----------
TOTAL COMMON STOCKS (COST $1,044,932)                                  1,263,517
                                                                      ----------

SHORT-TERM INVESTMENT (14.3%)
CSFB Enhanced Liquidity Portfolio (c)                   183,269,281      183,269
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT (COST $183,269)                              183,269
                                                                      ----------
MONEY MARKET FUNDS (1.4%)
Federated Government Obligations Fund                    17,462,057       17,462
                                                                      ----------
TOTAL MONEY MARKET FUNDS (COST $17,462)                                   17,462
                                                                      ----------
TOTAL INVESTMENTS (COST $1,245,663) (A) - 114.3%                       1,464,248
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3)%                         (182,752)
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,281,496
                                                                      ==========

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $1,246,682 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $234,679
Unrealized Depreciation..................    (17,113)
                                            --------
Unrealized Appreciation (Depreciation)...   $217,566
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $183,269.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES     VALUE
                                                             ---------   -------
FOREIGN COMMON STOCKS (97.1%)
AUSTRALIA (4.0%)
Australia & New Zealand Banking
Group Ltd.                                                     239,307   $ 3,951
BlueScope Steel Ltd.                                           454,491     2,823
Just Group Ltd.                                                552,028       886
Promina Group Ltd.                                             602,951     2,152
Qantas Airways Ltd.                                          1,276,413     3,262
Rio Tinto Group Ltd. (b)                                        97,120     3,294
St. George Bank Ltd.                                           160,466     3,193
Westpac Banking Corp.                                          245,547     3,717
                                                                         -------
                                                                          23,278
                                                                         -------

BELGIUM (0.7%)
Delhaize Group                                                  27,532     1,650
Fortis SA                                                       83,529     2,311
                                                                         -------
                                                                           3,961
                                                                         -------

DENMARK (1.2%)
Danske Bank A/S                                                112,778     3,388
TDC A/S                                                         88,360     3,783
                                                                         -------
                                                                           7,171
                                                                         -------

FINLAND (2.1%)
Fortum Corp.                                                   172,558     2,764
Neste Oil Oyj * (b)                                             40,795     1,057
Nokia Oyj                                                      457,081     7,609
Tietoenator Oyj                                                 28,600       868
                                                                         -------
                                                                          12,298
                                                                         -------

FRANCE (9.9%)
Atos Origin SA *                                                13,946       882
AXA                                                            219,162     5,459
BNP Paribas (b)                                                 88,871     6,072
Bouygues SA                                                     41,551     1,718
Compagnie de Saint-Gobain (b)                                   37,094     2,053
France Telecom SA (b)                                           92,361     2,689
Lafarge SA                                                      14,533     1,322
Pernod Ricard                                                   14,365     2,294
PSA Peugeot Citroen SA                                          19,135     1,129
Sanofi-Aventis (b)                                              53,440     4,378
Schneider Electric SA                                           38,915     2,928
Societe Generale                                                48,806     4,951
SUEZ SA                                                        138,452     3,744
TOTAL SA                                                        38,491     9,010
VINCI SA *                                                      54,810     4,557
Vivendi Universal SA                                           150,034     4,704
                                                                         -------
                                                                          57,890
                                                                         -------

GERMANY (7.7%)
Adidas-Salomon AG                                               20,724     3,466
Allianz AG                                                      32,570     3,726
BASF AG                                                         74,943     4,962
Bayer AG                                                        32,780     1,091
Continental AG                                                  37,657     2,702
DaimlerChrysler AG                                              22,364       905

Deutsche Bank AG                                                 43,809    3,411
Deutsche Post AG                                                110,898    2,579
Deutsche Telekom AG                                             198,709    3,663
E.ON AG                                                          65,117    5,783
Lanxess AG *                                                      3,022       67
MAN AG                                                           22,218      920
METRO AG                                                         36,169    1,792
PUMA Rudolf Dassler Sport AG                                      6,118    1,513
SAP AG                                                           15,190    2,634
Schering AG                                                      60,333    3,717
Siemens AG                                                       29,714    2,162
                                                                          ------
                                                                          45,093
                                                                          ------

HONG KONG (2.2%)
Bank of East Asia Ltd.                                          793,712    2,338
Cheung Kong (Holdings) Ltd.                                     312,195    3,028
CNOOC Ltd.                                                    3,498,538    2,074
Esprit Holdings Ltd.                                            152,814    1,102
Hutchison Whampoa Ltd.                                          248,019    2,233
Orient Overseas (International) Ltd.                            437,126    1,905
                                                                          ------
                                                                          12,680
                                                                          ------

IRELAND (0.7%)
Anglo Irish Bank Corp. PLC                                       65,537      812
CRH PLC                                                         116,066    3,077
                                                                          ------
                                                                           3,889
                                                                          ------

ITALY (2.4%)
Banca Intesa SpA                                                849,065    3,878
Eni SpA                                                         247,640    6,366
Mediaset SpA                                                    199,677    2,349
UniCredito Italiano SpA                                         290,814    1,534
                                                                          ------
                                                                          14,127
                                                                          ------

JAPAN (21.0%)
Aiful Corp.                                                      25,700    1,911
Asahi Breweries Ltd.                                            169,600    2,020
Asahi Glass Co. Ltd.                                            122,000    1,275
Bridgestone Corp.                                                48,000      920
Brothers Industries Ltd.                                        125,000    1,143
Canon, Inc.                                                      73,100    3,833
Citizen Watch Co. Ltd. (b)                                       80,400      725
Dai Nippon Printing Co. Ltd.                                     93,000    1,491
Daiichi Pharmaceutical Co. Ltd.                                  97,400    2,147
Daiwa Securities Group, Inc.                                    168,000    1,032
East Japan Railway Co.                                              298    1,529
Electric Power Development Co. Ltd.                              59,100    1,704
Hachijuni Bank Ltd. (The)                                       180,000    1,146
Hitachi Chemical Co. Ltd.                                        89,600    1,634
Honda Motor Co. Ltd.                                             43,500    2,137
Ibiden Co. Ltd. (b)                                              64,000    1,671
ITOCHU Corp.                                                    281,000    1,413
Japan Tobacco, Inc.                                                 189    2,513
JFE Holdings, Inc.                                               54,300    1,335
Kaneka Corp.                                                      1,000       11
Komatsu Ltd.                                                    246,000    1,901
Kubota Corp.                                                    310,000    1,693
Kuraray Co. Ltd.                                                136,000    1,285
Kyushu Electric Power Co., Inc.                                     800       17
Marubeni Corp.                                                  425,000    1,449
Matsushita Electric Industrial Co. Ltd.                         169,000    2,555
Matsushita Electric Works Ltd.                                  192,000    1,595
Mazda Motor Corp. (b)                                           981,000    3,676
Mitsubishi Chemical Corp.                                       583,000    1,698
Mitsubishi Corp.                                                227,500    3,078

Mitsubishi Electric Corp.                                      400,000     2,111
Mitsubishi Estate Co. Ltd.                                     105,000     1,149
Mitsubishi Tokyo Financial Group,
Inc.                                                               276     2,327
Mitsui & Co. Ltd.                                                2,000        19
Mitsui Fudosan Co. Ltd.                                        152,000     1,696
Mitsui O.S.K. Lines Ltd.                                       192,000     1,178
Mitsui Trust Holdings, Inc.                                    157,000     1,601
Mizuho Financial Group, Inc.                                       922     4,146
Nippon Mining Holdings, Inc.                                   199,000     1,125
Nippon Oil Corp.                                               153,000     1,036
Nippon Steel Corp.                                             506,000     1,170
Nippon Telegraph & Telephone Corp.                                 585     2,502
Nippon Yusen KK                                                348,000     1,990
Nomura Research Institute Ltd.                                  13,000     1,292
NTT DoCoMo, Inc.                                                 1,220     1,798
OMRON Corp.                                                     90,833     1,997
ORIX Corp.                                                      17,200     2,569
Resona Holdings, Inc. *                                        919,000     1,701
Ricoh Co. Ltd.                                                  91,000     1,417
Sankyo Co. Ltd.                                                 44,300     2,056
Sankyo Co. Ltd. (Gunma)                                        137,800     2,637
Santen Pharmaceutical Co. Ltd.                                   1,400        32
Sega Sammy Holdings, Inc.                                       27,600     1,686
Sompo Japan Insurance, Inc.                                    268,000     2,692
Sony Corp.                                                      54,000     1,854
Sumitomo Corp.                                                 173,000     1,380
Sumitomo Metal Industries Ltd.                                 859,000     1,460
Takeda Pharmaceutical Co. Ltd.                                  92,600     4,579
Toho Gas Co. Ltd.                                                6,000        25
Tohoku Electric Power Co., Inc.                                 55,500     1,183
Tokyo Electric Power Co., Inc. (The)                           186,400     4,441
Tokyo Gas Co. Ltd.                                             243,000       908
Toray Industries, Inc.                                         401,000     1,894
Toyo Suisan Kaisha Ltd.                                         69,000     1,077
Toyota Motor Corp.                                             139,500     4,979
West Japan Railway Co.                                             747     2,555
Yamada Denki Co. Ltd.                                           41,500     2,384
Yamaha Motor Co. Ltd.                                           97,300     1,780
                                                                         -------
                                                                         122,963
                                                                         -------

NETHERLANDS (4.3%)
ABN AMRO Holding NV                                            193,671     4,760
Akzo Nobel NV                                                   74,668     2,937
ING Groep NV                                                   185,714     5,223
Royal Dutch Petroleum Co.                                       59,142     3,846
Royal KPN NV                                                   436,754     3,654
Royal Philips Electronics NV                                   186,687     4,704
                                                                         -------
                                                                          25,124
                                                                         -------

NEW ZEALAND (0.6%)
Fletcher Building Ltd.                                         772,651     3,700
                                                                         -------

NORWAY (1.5%)
Orkla ASA                                                      115,995     4,269
Statoil ASA (b)                                                133,481     2,718
Telenor ASA (b)                                                264,847     2,106
                                                                         -------
                                                                           9,093
                                                                         -------

SINGAPORE (0.8%)
Singapore Petroleum Co. Ltd. (b)                               659,000     1,937
United Overseas Bank Ltd.                                      315,354     2,653
United Overseas Land Ltd. *                                     31,535        43
                                                                         -------
                                                                           4,633
                                                                         -------

SPAIN (3.7%)
Altadis SA (b)                                                   40,415    1,692
Banco Santander Central Hispano SA                              432,046    5,004
Endesa SA (b)                                                    54,756    1,273
Gestevision Telecinco SA                                         12,109      283
Repsol YPF SA (b)                                               207,110    5,258
Sociedad General de Aguas de Barcelona                           71,210    1,534
SA, Cl A
Telefonica SA                                                   332,432    5,425
Union Fenosa SA (b)                                              39,744    1,210
                                                                          ------
                                                                          21,679
                                                                          ------

SWEDEN (3.0%)
Autoliv, Inc.                                                    29,246    1,275
Nordea Bank AB                                                  430,203    3,899
Sandvik AB                                                       57,032    2,115
Svenska Handelsbanken AB, Cl A                                  122,735    2,500
Telefonaktiebolaget LM Ericsson                               1,759,942    5,618
Volvo AB, Cl B (b)                                               58,620    2,380
                                                                          ------
                                                                          17,787
                                                                          ------

SWITZERLAND (6.1%)
Credit Suisse Group                                             138,679    5,436
Nestle SA                                                        20,485    5,233
Novartis AG                                                     201,572    9,570
Roche Holding Ltd.                                               40,711    5,137
UBS AG                                                           75,826    5,911
Zurich Financial Services                                        27,119    4,651
                                                                          ------
                                                                          35,938
                                                                          ------

UNITED KINGDOM (25.2%)
"Shell" Transport & Trading Co. PLC
(The)                                                           864,487    8,374
Alliance UniChem PLC                                            227,760    3,462
Anglo Irish Bank Corp. PLC                                      138,855    1,722
AstraZeneca PLC                                                 187,842    7,747
Aviva PLC                                                       437,319    4,858
AWG PLC                                                         112,224    1,928
Balfour Beatty PLC                                              458,660    2,711
BHP Billiton PLC                                                464,819    5,928
BP PLC                                                        1,563,144   16,262
BPB PLC                                                         356,367    3,372
Bradford & Bingley PLC                                          611,428    3,579
British Airways PLC *                                           668,206    3,137
British American Tobacco PLC                                    271,399    5,229
BT Group PLC                                                    970,184    3,997
Burberry Group PLC                                              172,209    1,242
Corus Group PLC *                                             1,990,873    1,487
CRH PLC                                                           5,762      152
First Choice Holidays PLC                                       414,000    1,417
George Wimpey PLC                                               385,012    3,022
GlaxoSmithKline PLC                                             345,311    8,347
HBOS PLC                                                        522,064    8,030
Hilton Group PLC                                                383,464    1,961
HSBC Holdings PLC                                               367,859    5,852
Lloyds TSB Group PLC                                            600,592    5,074
O2 PLC *                                                        508,435    1,242
Old Mutual PLC                                                  658,200    1,435
Pilkington PLC                                                  727,403    1,557
Royal Bank of Scotland Group PLC
(The)                                                           368,305   11,094
SABMiller PLC                                                   140,476    2,190
Scottish Power PLC                                              473,008    4,199

Tesco PLC                                                     963,391      5,491
Trinity Mirror PLC                                            147,262      1,627
Vodafone Group PLC                                          4,348,194     10,576
                                                                        --------
                                                                         148,301
                                                                        --------
TOTAL FOREIGN COMMON STOCKS (COST $494,352)                              569,605
                                                                        --------

RIGHTS (0.4%)
FRANCE (0.4%)
Lafarge Prime De Fidelite * (b)                                25,464      2,315
                                                                        --------
TOTAL RIGHTS (COST $2,233)                                                 2,315
                                                                        --------

SHORT-TERM INVESTMENTS (8.6%)
Brown Brothers Harriman & Co.,                             13,977,899     13,978
Cayman Islands Cash Sweep
CSFB Enhanced Liquidity Portfolio (c)                      36,423,053     36,423
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS (COST $50,401)                               50,401
                                                                        --------
TOTAL INVESTMENTS (COST $546,986) (A) - 106.1%                           622,321
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1)%                           (35,526)
                                                                        --------
NET ASSETS - 100.0%                                                     $586,795
                                                                        ========

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $548,880 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $79,919
Unrealized Depreciation..................    (6,478)
                                            -------
Unrealized Appreciation (Depreciation)...   $73,441
                                            =======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $35,502.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            INTERNATIONAL EQUITY FUND
                            June 30, 2005 (unaudited)

Cash Equivalents                                             $     50,401    8.6%
Consumer Discretionary                                             56,671    8.8
Consumer Staples                                                   35,450    5.4
Energy                                                             59,063    9.6
Financials                                                        157,572   25.8
Health Care                                                        51,753    8.2
Industrials                                                        63,738   10.3
Information Technology                                             30,232    4.8
Materials                                                          43,575    6.8
Telecommunication Services                                         43,153    6.7
Utilities                                                          30,713    4.7
   Total                                                     $622,321.000   99.7%
                                                             ============   ====

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY INDEX FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES    VALUE
                                                               -------   -------
FOREIGN COMMON STOCKS (98.7%)
AUSTRALIA (3.6%)
Alumina Ltd.                                                    55,476   $   234
Amcor Ltd.                                                      36,803       187
AMP Ltd.                                                        81,389       399
Australia & New Zealand Banking                                 71,954     1,188
Group Ltd.
Australian Gas Light Co.                                        28,321       306
BHP Billiton Ltd.                                              145,929     1,992
BlueScope Steel Ltd.                                            43,949       273
Boral Ltd.                                                      34,145       168
Brambles Industries Ltd.                                        50,627       313
Coca-Cola Amatil Ltd.                                           35,774       214
Coles Myer Ltd.                                                 51,544       362
Commonwealth Bank of Australia                                  50,319     1,450
CSL Ltd.                                                        10,588       271
CSR Ltd.                                                        85,647       174
Foster's Group Ltd.                                             86,769       351
General Property Trust                                         116,083       322
Insurance Australia Group Ltd.                                  73,842       337
John Fairfax Holdings Ltd.                                      83,271       272
Lend Lease Corp. Ltd.                                           23,718       234
Macquarie Bank Ltd.                                             12,461       565
Macquarie Infrastructure Group                                 118,170       372
Mayne Group Ltd.                                                47,717       172
Mirvac Group Ltd.                                               97,420       264
National Australia Bank Ltd.                                    61,736     1,442
Newcrest Mining Ltd.                                            16,328       215
Orica Ltd.                                                      16,409       222
Origin Energy Ltd.                                              56,286       325
QBE Insurance Group Ltd.                                        34,239       416
Rinker Group Ltd.                                               43,759       463
Rio Tinto Group Ltd. (b)                                        11,250       382
Santos Ltd.                                                     44,301       380
Southcorp Ltd.                                                  48,443       156
Stockland Trust Group                                           72,455       304
Suncorp-Metway Ltd.                                             34,669       529
TABCORP Holdings Ltd.                                           30,823       384
Telstra Corp. Ltd.                                              86,354       332
Wesfarmers Ltd. (b)                                             17,970       544
Westfield Group                                                 64,870       874
Westpac Banking Corp.                                           68,494     1,037
Woodside Petroleum Ltd.                                         24,647       547
Woolworths Ltd.                                                 43,835       549
                                                                         -------
                                                                          19,521
                                                                         -------

AUSTRIA (1.6%)
Bank Austria AG                                                  8,851       921
BOHLER-UDDEHOLM AG                                               3,226       426
Erste Bank der oesterreichischen                                30,765     1,538
Sparkassen AG
Flughafen Wien AG                                                3,993       259
Immofinanz Immobilien Anlagen AG *                              34,078       312

Mayr Melnhof Karton AG                                              726      100
Meinl European Land Ltd. *                                       11,862      206
OMV AG                                                            4,082    1,778
RHI AG *                                                          6,010      164
Telekom Austria AG (b)                                           84,794    1,648
Verbund AG                                                        2,038      562
voestalpine AG                                                    5,828      408
Wienerberger AG                                                  14,788      686
                                                                          ------
                                                                           9,008
                                                                          ------

BELGIUM (1.9%)
Agfa-Gevaert NV (b)                                              10,123      280
Barco NV                                                          1,720      123
Belgacom SA                                                      13,689      467
Delhaize Group                                                    6,222      373
Dexia Group                                                      47,620    1,047
Electrabel SA                                                     2,211      966
Fortis                                                           96,531    2,673
Groep Colruyt                                                     1,683      230
Groupe Bruxelles Lambert SA                                       6,518      564
InBev                                                            14,921      504
KBC Bank & Insurance Holding Co.                                 15,160    1,196
NV
Mobistar SA                                                       2,829      236
NV Bekaert SA                                                     2,200      165
NV Umicore SA                                                     3,357      269
Omega Pharma NV                                                   2,326      120
SA D'Ieteren NV                                                     580      120
Solvay SA                                                         5,211      535
UCB SA                                                            7,986      388
                                                                          ------
                                                                          10,256
                                                                          ------

DENMARK (1.4%)
A.P. Moller-Maersk A/S                                              128    1,218
Carlsberg A/S                                                     3,550      182
Coloplast A/S, Cl B                                               3,944      229
Danisco A/S                                                       5,509      357
Danske Bank A/S                                                  43,368    1,302
DSV A/S                                                           3,150      267
East Asiatic Co. A/S                                              3,025      214
FLS Industries A/S                                                5,400      109
GN Store Nord A/S                                                25,700      290
H. Lundbeck A/S                                                   6,900      174
Novo Nordisk A/S, Cl B                                           24,737    1,257
Novozymes A/S, Cl B                                               5,670      281
TDC A/S                                                          20,600      882
Topdanmark A/S *                                                  2,650      193
Vestas Wind Systems A/S *                                        18,838      312
William Demant Holding *                                          3,757      187
                                                                          ------
                                                                           7,454
                                                                          ------

FINLAND (1.0%)
Cargotec Corp., Cl B *                                            2,752       77
Fortum Corp.                                                     19,013      305
Kone Oyj, Cl B *                                                  2,752      165
Neste Oil Oyj * (b)                                               8,053      209
Nokia Corp., Cl A                                               188,650    3,139
Orion Corp., Cl B                                                 7,700      148
Sampo PLC, Cl A                                                  20,452      319
Stora Enso Oyj                                                   27,106      345
Tietoenator Oyj                                                   5,429      165
UPM-Kymmene Corp.                                                22,600      433
                                                                          ------
                                                                           5,305
                                                                          ------

FRANCE (10.2%)

Accor                                                            14,214      665
Air France                                                       10,630      161
Alcatel *                                                        85,898      937
ALSTOM *                                                        314,567      312
Atos Origin SA *                                                  4,386      278
Autoroutes du Sud de la France                                    6,553      375
AXA                                                              94,918    2,364
BNP Paribas (b)                                                  53,440    3,651
Bouygues SA                                                      14,437      597
Capgemini *                                                       9,283      294
Carrefour SA                                                     37,580    1,818
Casino Guichard-Perrachon SA (b)                                  2,824      198
CNP Assurances SA                                                 2,741      175
Compagnie de Saint-Gobain (b)                                    20,693    1,145
Compagnie Generale des Etablissements
Michelin                                                         10,464      636
Credit Agricole SA                                               44,207    1,117
Dassault Systemes SA (b)                                          4,504      218
Essilor International SA                                          7,979      544
Euronext Paris SA                                                 8,631      292
European Aeronautic Defence & Space
Co. Eads NV                                                      17,332      550
France Telecom SA (b)                                           101,916    2,967
Gecina SA * (b)                                                   4,364      496
Groupe Danone                                                    16,344    1,433
Hermes International                                                925      187
Imerys                                                            2,880      198
Klepierre                                                         3,512      335
L'Air Liquide SA                                                    927      158
L'Air Liquide SA (Loyalty Bonus
Shares)                                                           3,710      631
L'Air Liquide SA, Registered Shares                               1,693      288
L'Oreal SA                                                       20,983    1,503
Lafarge SA                                                        1,566      142
Lafarge SA (Loyalty Shares) *                                       997       91
Lagardere SCA (b)                                                 8,780      649
LVMH Moet Hennessy Louis Vuitton
SA                                                               16,572    1,276
Pernod Ricard                                                     3,704      592
Pinault-Printemps-Redoute SA (b)                                  4,492      462
PSA Peugeot Citroen SA                                           11,441      675
Publicis Groupe SA (b)                                           10,495      309
Renault SA                                                       12,905    1,134
Sagem SA                                                         13,222      273
Sanofi-Aventis (b)                                               72,323    5,926
Schneider Electric SA                                            15,792    1,188
Societe BIC                                                       4,070      243
Societe Generale                                                 22,311    2,263
Societe Television Francaise 1                                    9,212      244
Sodexho Alliance SA                                               8,209      254
SUEZ SA                                                          56,773    1,535
Technip                                                           9,581      445
Thales (b)                                                        6,861      278
Thomson                                                          19,552      467
TOTAL SA                                                         33,585    7,862
Unibail Holding                                                   4,348      558
Valeo (b)                                                         6,204      278
Veolia Environnement SA                                          21,936      821
VINCI SA *                                                       10,717      891
Vivendi Universal SA                                             73,906    2,317
                                                                          ------
                                                                          55,696
                                                                          ------

GERMANY(13.8%)

Adidas-Salomon AG                                                 6,046    1,011
Allianz AG                                                       45,171    5,167
ALTANA AG                                                         9,689      553
BASF AG                                                          69,853    4,625
Bayer AG                                                         85,944    2,861
Bayerische Hypo-und Vereinsbank AG *                             74,725    1,938
Beiersdorf AG                                                     2,739      306
Celesio AG                                                        5,922      463
Commerzbank AG                                                   59,910    1,300
Continental AG                                                   17,768    1,275
DaimlerChrysler AG                                              112,319    4,547
Deutsche Bank AG                                                 63,656    4,956
Deutsche Boerse AG                                               14,272    1,110
Deutsche Lufthansa AG (b)                                        32,530      398
Deutsche Post AG                                                 65,521    1,524
Deutsche Telekom AG                                             358,101    6,600
Douglas Holding AG                                                7,172      260
E.ON AG                                                          81,293    7,221
EPCOS AG *                                                        9,277      114
Fresenius Medical Care AG (b)                                     3,941      273
Heidelberger Druckmaschinen AG                                    9,622      687
Hochtief AG                                                       8,881      309
Hypo Real Estate Holding AG                                      17,911      679
Infineon Technologies AG *                                       85,831      798
Karstadt Quelle AG * (b)                                         11,069      147
Lanxess AG *                                                         15        0
Linde AG                                                         11,256      758
MAN AG                                                           19,147      793
Merck KGaA                                                        6,693      538
METRO AG                                                         18,982      940
MLP AG                                                           10,575      198
Muenchener Rueckversicherungs AG                                 24,069    2,552
PUMA Rudolf Dassler Sport AG                                      2,322      574
RWE AG                                                           54,993    3,534
SAP AG                                                           28,980    5,026
Schering AG                                                      22,182    1,367
Siemens AG                                                       89,622    6,521
Suedzucker AG                                                    10,142      204
ThyssenKrupp AG                                                  48,400      837
TUI AG                                                           22,914      566
Volkswagen AG                                                    29,851    1,359
                                                                          ------
                                                                          74,889
                                                                          ------

GREECE (1.1%)
Alpha Bank SA                                                    29,976      798
Coca-Cola HBC                                                    11,970      325
Cosmote Mobile Telecommunications
SA                                                               15,950      291
EFG Eurobank Ergasias SA                                         21,160      651
Emporiki Bank of Greece SA *                                      7,320      217
Hellenic Duty Free Shops SA                                       3,860       67
Hellenic Petroleum SA                                            17,300      185
Hellenic Technodomiki Tev SA                                     20,860      105
Hellenic Telecommunications
Organization SA *                                                28,580      554
Intracom SA                                                      19,350       98
National Bank of Greece SA                                       29,119      986
OPAP SA                                                          19,350      559
Piraeus Bank SA                                                  22,425      417
Public Power Corp. SA                                            10,530      263
Technical Olympic SA                                             17,140      103

Titan Cement Co. SA                                                5,640     174
Viohalco SA *                                                     20,740     133
                                                                           -----
                                                                           5,926
                                                                           -----

HONG KONG (0.9%)
Bank of East Asia Ltd.                                            87,368     257
BOC Hong Kong (Holdings) Ltd.                                    147,500     278
Cheung Kong (Holdings) Ltd.                                       58,000     563
CLP Holdings Ltd.                                                 48,600     278
Esprit Holdings Ltd.                                              39,500     285
Hang Seng Bank Ltd.                                               23,400     318
Henderson Land Development Co. Ltd.                               45,000     214
Hong Kong & China Gas Co. Ltd.
(The)                                                            141,237     287
Hongkong Electric Holdings Ltd.                                   41,500     189
Hutchison Telecommunications
International Ltd. *                                              77,827      77
Hutchison Whampoa Ltd.                                            75,080     676
Johnson Electric Holdings Ltd.                                   123,500     113
Li & Fung Ltd.                                                   108,000     224
PCCW Ltd.                                                        205,326     128
Sun Hung Kai Properties Ltd.                                      49,600     488
Swire Pacific Ltd.                                                42,500     375
Wharf (Holdings) Ltd. (The)                                       74,000     259
                                                                           -----
                                                                           5,009
                                                                           -----

IRELAND (1.1%)
Allied Irish Banks PLC                                            71,733   1,536
Bank of Ireland                                                   12,947     309
Bank of Ireland                                                   66,757   1,084
CRH PLC                                                           42,381   1,124
DEPFA Bank PLC                                                    48,273     775
Elan Corp. PLC *                                                  14,824     101
Independent News & Media PLC                                         152       0
Irish Life & Permanent PLC                                        25,736     450
Kerry Group PLC                                                    6,524     161
Kerry Group PLC, Cl A                                              6,213     230
                                                                           -----
                                                                           5,770
                                                                           -----

ITALY (8.7%)
Alleanza Assicurazioni SpA                                        54,104     587
Arnoldo Mondadori Editore SpA                                     21,915     208
Assicurazioni Generali SpA                                       128,552   4,007
Autogrill SpA                                                     18,781     247
Autostrade SpA                                                    41,923   1,112
Banca Antoniana Popolare Veneta SpA
(b)                                                               33,711   1,089
Banca Fideuram SpA                                                47,076     223
Banca Intesa SpA                                                 442,545   2,021
Banca Intesa SpA                                                 124,585     532
Banca Monte dei Paschi di Siena SpA                              155,559     548
Banca Nazionale del Lavoro SpA * (b)                             195,778     675
Banca Popolare di Milano Scarl SpA                                61,942     610
Banche Popolari Unite SpA                                         51,025   1,012
Banco Popolare di Verona e Novara Scrl
SpA                                                               53,961     919
Benetton Group SpA                                                12,813     118
Bulgari SpA                                                       23,533     263
Capitalia SpA                                                    203,833   1,138
Edison SpA *                                                     127,025     283
Enel SpA (b)                                                     491,406   4,290
Eni SpA (b)                                                      305,570   7,855
Fiat SpA * (b)                                                    71,919     521

FinecoGroup SpA                                                  27,898      249
Finmeccanica SpA                                                832,221      775
Gruppo Editoriale L'Espresso SpA (b)                             29,948      163
Italcementi SpA                                                  11,556      180
La Rinascente SpA *                                              15,295       37
Luxottica Group SpA                                              20,735      429
Mediaset SpA                                                    114,842    1,351
MEDIOBANCA - Banca di Credito
Finanziario SpA                                                  67,896    1,270
Mediolanum SpA (b)                                               39,759      248
Parmalat Finanziaria SpA *                                       46,288        0
Pirelli & C. SpA                                                429,595      447
Riunione Adriatica di Sicurta SpA
(RAS)                                                            40,458      787
Sanpaolo IMI SpA                                                150,083    2,057
Seat Pagine Gialle SpA *                                        665,277      277
Snam Rete Gas SpA                                               145,391      777
Telecom Italia Media SpA * (b)                                  328,882      158
Telecom Italia RNC SpA                                          760,913    1,969
Telecom Italia SpA (b)                                        1,423,313    4,440
Terna SpA                                                       174,154      451
Tiscali SpA * (b)                                                40,378      115
UniCredito Italiano SpA                                         591,542    3,120
                                                                          ------
                                                                          47,558
                                                                          ------

JAPAN (26.0%)
77 Bank Ltd.                                                     30,000      184
Acom Co. Ltd.                                                     5,630      359
Advantest Corp.                                                   5,900      434
AEON Co. Ltd.                                                    47,200      718
AEON Credit Service Co. Ltd.                                      3,000      187
Aiful Corp.                                                       5,100      379
Aisin Seiki Co. Ltd.                                             15,500      335
Ajinomoto Co., Inc.                                              42,000      466
All Nippon Airways Co. Ltd.                                      53,000      161
Alps Electric Co. Ltd.                                           16,000      244
Amada Co. Ltd.                                                   32,000      217
Aoyama Trading Co. Ltd.                                           5,800      146
Ariake Japan Co. Ltd.                                             4,240       97
Asahi Breweries Ltd.                                             30,000      357
Asahi Glass Co. Ltd.                                             70,000      732
Asahi Kasei Corp.                                                89,000      422
Bandai Co. Ltd.                                                   8,700      175
Bank of Fukuoka Ltd. (The)                                       49,000      289
Bank of Yokohama Ltd. (The)                                      93,000      534
Benesse Corp.                                                     5,700      182
Bridgestone Corp.                                                49,000      939
Canon, Inc.                                                      54,300    2,848
Casio Computer Co. Ltd.                                          19,500      254
Central Glass Co. Ltd.                                           17,000      106
Central Japan Railway Co.                                            62      478
Chiba Bank Ltd. (The)                                            56,000      367
Chubu Electric Power Co., Inc. (b)                               41,600      997
Chugai Pharmaceutical Co. Ltd.                                   21,300      328
Citizen Watch Co. Ltd. (b)                                       27,500      248
COMSYS Holdings Corp.                                            14,000      128
Credit Saison Co. Ltd.                                           13,400      444
CSK Corp.                                                         5,600      219
Dai Nippon Printing Co. Ltd.                                     46,000      738
Daiichi Pharmaceutical Co. Ltd.                                  18,400      406
Daikin Industries Ltd.                                           17,200      429
Daimaru, Inc. (The)                                              20,000      177

Dainippon Ink & Chemicals, Inc.                                   63,000     201
Daito Trust Construction Co. Ltd.                                  6,700     250
Daiwa House Industry Co. Ltd.                                     37,000     422
Daiwa Securities Group, Inc.                                      95,000     583
Denki Kagaku Kogyo KK                                             47,000     168
DENSO Corp.                                                       36,100     820
Dentsu, Inc.                                                         141     347
DOWA Mining Co. Ltd.                                              25,000     166
East Japan Railway Co.                                               243   1,246
Ebara Corp. (b)                                                   34,000     130
Eisai Co. Ltd.                                                    19,100     640
Electric Power Development Co. Ltd.                               10,800     311
FamilyMart Co. Ltd.                                                5,900     169
Fanuc Ltd.                                                        12,900     816
Fast Retailing Co. Ltd.                                            4,100     212
Fuji Electric Co. Ltd.                                            55,000     167
Fuji Photo Film Co. Ltd.                                          35,300   1,141
Fuji Television Network, Inc.                                         50      97
Fujikura Ltd.                                                     34,000     165
Fujitsu Ltd.                                                     129,000     672
Furukawa Electric Co. Ltd. (The) *                                48,000     185
Gunma Bank Ltd.                                                   41,000     245
Hino Motors Ltd.                                                  25,000     145
Hirose Electric Co. Ltd.                                           2,700     296
Hitachi Cable Ltd.                                                25,000     109
Hitachi Chemical Co. Ltd.                                          9,000     164
Hitachi Ltd.                                                     227,000   1,373
Hokkaido Electric Power Co., Inc.                                 14,700     301
Hokuhoku Financial Group, Inc.                                    95,000     290
Honda Motor Co. Ltd.                                              57,300   2,816
Hoya Corp.                                                         8,000     919
Isetan Co. Ltd.                                                   15,400     193
Ishikawajima-Harima Heavy Industries
Co. Ltd. *                                                       107,000     155
Ito-Yokado Co. Ltd.                                               24,200     798
ITOCHU Corp.                                                     121,000     608
ITOCHU Techno-Science Corp.                                        3,000     105
JAFCO Co. Ltd.                                                     3,100     164
Japan Airlines Corp.                                              62,000     167
Japan Real Estate Investment Corp.                                    36     306
Japan Retail Fund Investment Corp.                                    34     292
Japan Tobacco, Inc.                                                   67     891
JFE Holdings, Inc.                                                41,175   1,012
JGC Corp.                                                         19,000     233
Joyo Bank Ltd. (The)                                              63,300     309
JSR Corp.                                                         14,000     293
Kajima Corp.                                                      76,000     280
Kamigumi Co. Ltd.                                                 29,000     223
Kaneka Corp.                                                      24,000     268
Kansai Electric Power Co., Inc. (The)                             49,800   1,000
Kansai Paint Co. Ltd.                                             28,000     180
Kao Corp.                                                         37,000     870
Katokichi Co. Ltd.                                                19,700     134
Kawasaki Heavy Industries Ltd.                                   111,000     213
Kawasaki Kisen Kaisha Ltd.                                        48,000     283
KDDI Corp.                                                           186     859
Keihin Electric Express Railway Co.
Ltd. (b)                                                          51,000     311
Keio Electric Railway Co. Ltd.                                    54,000     291
Keyence Corp.                                                      2,500     557
Kikkoman Corp.                                                    21,000     185
Kinden Corp.                                                      18,000     133

Kinki Nippon Railway Co. Ltd.                                    126,250     384
Kirin Brewery Co. Ltd.                                            55,000     532
Kobe Steel Ltd.                                                  218,000     408
Kokuyo Co. Ltd.                                                   13,000     175
Komatsu Ltd.                                                      69,000     533
Konami Corp.                                                       8,000     168
Konica Minolta Holdings, Inc.                                     36,500     339
Kubota Corp.                                                      82,000     448
Kuraray Co. Ltd.                                                  31,000     293
Kurita Water Industries Ltd.                                      12,600     194
Kyocera Corp.                                                     11,800     900
Kyowa Hakko Kogyo Co. Ltd.                                        34,000     219
Kyushu Electric Power Co., Inc.                                   27,400     595
Lawson, Inc.                                                       5,000     174
Leopalace21 Corp.                                                 11,000     182
Mabuchi Motor Co. Ltd.                                             3,100     178
Makita Corp.                                                      14,000     273
Marubeni Corp.                                                   114,000     389
Marui Co. Ltd.                                                    23,000     309
Matsumotokiyoshi Co. Ltd.                                          4,600     125
Matsushita Electric Industrial Co. Ltd.                          150,880   2,282
Matsushita Electric Works Ltd.                                    22,000     183
Meiji Seika Kaisha Ltd.                                           37,000     182
Meitec Corp.                                                       4,700     144
Millea Holdings, Inc.                                                106   1,422
Minebea Co. Ltd.                                                  37,000     149
Mitsubishi Chemical Corp.                                        133,000     387
Mitsubishi Corp.                                                  89,100   1,205
Mitsubishi Electric Corp.                                        142,000     750
Mitsubishi Estate Co. Ltd.                                        80,000     876
Mitsubishi Gas Chemical Co., Inc.                                 36,000     183
Mitsubishi Heavy Industries Ltd. (b)                             225,000     587
Mitsubishi Logistics Corp.                                        16,000     163
Mitsubishi Materials Corp.                                        81,000     190
Mitsubishi Rayon Co. Ltd.                                         52,000     215
Mitsubishi Tokyo Financial Group,
Inc.                                                                 352   2,969
Mitsui & Co. Ltd.                                                109,000   1,028
Mitsui Chemicals, Inc.                                            50,000     292
Mitsui Engineering & Shipbuilding Co.
Ltd.                                                              71,000     138
Mitsui Fudosan Co. Ltd.                                           58,000     647
Mitsui Mining & Smelting Co. Ltd.                                 46,000     215
Mitsui O.S.K. Lines Ltd.                                          91,000     558
Mitsui Sumitomo Insurance Co. Ltd.                                86,340     773
Mitsui Trust Holdings, Inc.                                       42,000     428
Mitsukoshi Ltd.                                                   38,000     171
Mizuho Financial Group, Inc.                                         612   2,753
Murata Manufacturing Co. Ltd.                                     15,700     796
NEC Corp.                                                        133,000     715
NEC Electronics Corp.                                              3,000     135
Net One Systems Co. Ltd.                                              50     128
NGK Insulators Ltd.                                               25,000     242
NGK Spark Plug Co. Ltd.                                           17,000     195
Nichii Gakkan Co.                                                  2,900      71
Nidec Corp.                                                        4,200     443
Nikko Cordial Corp.                                              118,000     516
Nikon Corp.                                                       23,000     259
Nintendo Co. Ltd.                                                  7,400     772
Nippon Building Fund, Inc.                                            33     298
Nippon Express Co. Ltd.                                           65,000     281
Nippon Meat Packers, Inc.                                         15,000     174

Nippon Mining Holdings, Inc.                                      61,500     348
Nippon Oil Corp.                                                 100,000     677
Nippon Sheet Glass Co. Ltd.                                       37,000     144
Nippon Steel Corp.                                               442,000   1,022
Nippon Telegraph & Telephone Corp.                                   366   1,565
Nippon Unipac Holding                                                 64     234
Nippon Yusen KK                                                   91,000     520
Nissan Chemical Industries Ltd.                                   17,000     182
Nissan Motor Co. Ltd.                                            163,400   1,616
Nisshin Seifun Group, Inc.                                        18,000     186
Nisshin Steel Co. Ltd.                                            80,000     200
Nissin Food Products Co. Ltd.                                      7,400     190
Nitto Denko Corp.                                                 12,200     695
NOK Corp.                                                          8,400     233
Nomura Holdings, Inc.                                            124,600   1,481
Nomura Research Institute Ltd.                                     2,000     199
NSK Ltd.                                                          41,000     210
NTN Corp.                                                         37,000     198
NTT DATA Corp.                                                        97     330
NTT DoCoMo, Inc.                                                   1,261   1,858
Obayashi Corp.                                                    51,000     273
OBIC Co. Ltd.                                                        800     135
Odakyu Electric Railway Co. Ltd.                                  69,000     365
Oji Paper Co. Ltd.                                                54,000     281
Oki Electric Industry Co. Ltd.                                    52,000     182
Olympus Corp.                                                     18,000     344
OMRON Corp.                                                       17,600     387
Onward Kashiyama Co. Ltd.                                         13,000     164
Oracle Corp.                                                       2,900     109
Oriental Land Co. Ltd.                                             4,200     248
ORIX Corp.                                                         6,120     914
Osaka Gas Co. Ltd.                                               155,000     487
Pioneer Corp.                                                     13,500     204
Promise Co. Ltd.                                                   6,950     444
Rakuten, Inc.                                                        315     250
Resona Holdings, Inc. *                                          338,000     626
Ricoh Co. Ltd.                                                    50,000     779
ROHM Co. Ltd.                                                      8,000     767
Sankyo Co. Ltd.                                                    4,700     218
Sankyo Co. Ltd. (Gunma)                                           29,900     572
SANYO Electric Co. Ltd. (b)                                      118,000     301
Sapporo Holdings Ltd. (b)                                         35,000     168
Secom Co. Ltd.                                                    15,500     665
Sega Sammy Holdings, Inc.                                          5,452     333
Seiko Epson Corp.                                                  8,900     296
Sekisui Chemical Co. Ltd.                                         38,000     261
Sekisui House Ltd.                                                33,000     332
Seven-Eleven Japan Co. Ltd.                                       26,500     733
Sharp Corp.                                                       69,000   1,074
Shimamura Co. Ltd.                                                 1,900     160
Shimano, Inc.                                                      8,200     232
Shimizu Corp.                                                     51,000     236
Shin-Etsu Chemical Co. Ltd.                                       25,500     965
Shinsei Bank Ltd.                                                 69,000     370
Shionogi & Co. Ltd.                                               25,000     321
Shiseido Co. Ltd.                                                 29,000     365
Shizuoka Bank Ltd. (The)                                          46,000     394
Showa Denko KK                                                    91,000     215
Showa Shell Sekiyu KK                                             18,400     184
Skylark Co. Ltd.                                                   8,900     135
SMC Corp.                                                          3,900     423
Softbank Corp.                                                    18,200     709

Sompo Japan Insurance, Inc.                                       62,000     623
Sony Corp.                                                        67,500   2,319
Stanley Electric Co. Ltd.                                         13,200     213
Sumitomo Chemical Co. Ltd.                                       111,000     508
Sumitomo Corp.                                                    81,000     646
Sumitomo Electric Industries Ltd.                                 51,000     520
Sumitomo Heavy Industries Ltd.                                    48,000     230
Sumitomo Metal Industries Ltd.                                   316,000     537
Sumitomo Metal Mining Co. Ltd.                                    43,000     293
Sumitomo Mitsui Financial Group,
Inc.                                                                 296   1,991
Sumitomo Realty & Development Co.
Ltd.                                                              30,000     334
Sumitomo Trust & Banking Co. Ltd.
(The)                                                             94,000     569
Suruga Bank Ltd.                                                  20,000     162
Suzuken Co. Ltd.                                                   5,700     143
T&D Holdings, Inc.                                                16,850     789
Taiheiyo Cement Corp.                                             73,000     194
Taisei Corp.                                                      75,000     252
Taisho Pharmaceutical Co. Ltd.                                    12,000     233
Taiyo Yuden Co. Ltd.                                              13,000     143
Takara Holdings, Inc.                                             20,000     124
Takashimaya Co. Ltd.                                              22,000     196
Takeda Pharmaceutical Co. Ltd. (b)                                63,500   3,142
Takefuji Corp.                                                     8,500     572
TDK Corp.                                                          9,200     625
Teijin Ltd.                                                       71,000     329
Teikoku Oil Co. Ltd.                                              28,000     207
Terumo Corp.                                                      13,800     397
THK Co. Ltd.                                                       9,100     187
TIS, Inc.                                                          3,800     129
Tobu Railway Co. Ltd.                                             78,000     282
Toho Co. Ltd.                                                     15,900     229
Tohoku Electric Power Co., Inc.                                   30,800     656
Tokyo Broadcasting System, Inc.                                    5,300      87
Tokyo Electric Power Co., Inc. (The)                              79,900   1,904
Tokyo Electron Ltd.                                               12,300     647
Tokyo Gas Co. Ltd.                                               163,000     609
Tokyu Corp.                                                       73,000     327
TonenGeneral Sekiyu KK                                            27,000     292
Toppan Printing Co. Ltd.                                          42,000     443
Toray Industries, Inc.                                            98,000     463
Toshiba Corp.                                                    215,000     853
Tosoh Corp.                                                       47,000     194
Tostem Inax Holding Corp.                                         16,712     282
TOTO Ltd.                                                         19,700     155
Toyo Seikan Kaisha Ltd.                                           11,900     187
Toyobo Co. Ltd.                                                   74,000     172
Toyota Industries Corp.                                           14,500     394
Toyota Motor Corp.                                               206,000   7,354
Trend Micro, Inc.                                                  7,500     266
Ube Industries Ltd.                                               83,000     168
UFJ Holdings, Inc. *                                                 284   1,470
Uni-Charm Corp.                                                    3,800     153
UNY Co. Ltd.                                                      15,000     170
Ushio, Inc.                                                       13,000     231
USS Co. Ltd.                                                       2,740     174
Wacoal Corp.                                                      15,000     189
West Japan Railway Co.                                               133     455
World Co. Ltd.                                                     3,750     131
Yahoo Japan Corp.                                                    278     580

Yakult Honsha Co. Ltd.                                          10,200       184
Yamada Denki Co. Ltd.                                            6,200       356
Yamaha Corp.                                                    15,100       235
Yamaha Motor Co. Ltd.                                           16,300       298
Yamanouchi Pharmaceutical Co. Ltd.                              39,261     1,338
Yamato Transport Co. Ltd.                                       29,000       401
Yamazaki Baking Co. Ltd.                                        12,000       103
Yokogawa Electric Corp.                                         19,700       242
                                                                         -------
                                                                         141,326
                                                                         -------

LUXEMBOURG (0.1%)
Arcelor SA                                                      36,291       708
                                                                         -------

NETHERLANDS (3.2%)
ABN AMRO Holding NV                                             69,235     1,702
AEGON NV                                                        54,810       706
Akzo Nobel NV                                                   11,358       447
ASML Holding NV *                                               20,943       329
DSM NV                                                           4,010       274
Heineken NV                                                      9,618       297
ING Groep NV                                                    74,971     2,107
QIAGEN NV *                                                     21,132       244
Reed Elsevier NV                                                32,467       452
Rodamco Europe NV                                                3,510       288
Royal Ahold NV *                                                63,666       522
Royal Dutch Petroleum Co.                                       81,298     5,286
Royal KPN NV                                                    85,406       715
Royal Numico NV *                                                6,446       257
Royal Philips Electronics NV                                    52,891     1,333
TPG NV                                                          18,251       462
Unilever NV                                                     22,404     1,452
Vedior NV                                                        8,926       126
VNU NV                                                          11,825       329
Wolters Kluwer NV                                               14,221       272
                                                                         -------
                                                                          17,600
                                                                         -------

NEW ZEALAND (0.5%)
Auckland International Airport Ltd.                            215,467       358
Carter Holt Harvey Ltd.                                        104,723       165
Fisher & Paykel Appliances Holdings
Ltd.                                                            84,328       196
Fisher & Paykel Healthcare Corp. Ltd.                          110,021       249
Fletcher Building Ltd.                                          78,141       374
Sky City Entertainment Group Ltd.                              110,618       343
Telecom Corp. of New Zealand Ltd.                              266,663     1,115
Warehouse Group Ltd.                                            49,908       139
                                                                         -------
                                                                           2,939
                                                                         -------

NORWAY (1.5%)
DNB Nor Bank ASA                                                86,740       902
Frontline Ltd.                                                   8,350       332
Norsk Hydro ASA                                                 18,860     1,715
Norske Skogindustrier ASA                                       17,250       283
Orkla ASA                                                       24,650       907
Petoleum Geo-Services ASA *                                      8,754       211
Schibsted ASA                                                    9,700       267
Statoil ASA (b)                                                 80,000     1,629
Storebrand ASA (b)                                              37,000       345
Tandberg ASA                                                    19,294       205
Telenor ASA (b)                                                101,600       808
Tomra Systems ASA (b)                                           31,350       128
Yara International ASA                                          28,640       453
                                                                         -------
                                                                           8,185
                                                                         -------

PORTUGAL (1.0%)

Banco BPI SA                                                      88,694     338
Banco Comercial Portugues SA                                     360,565     924
Banco Espirito Santo SA                                           23,578     368
Brisa-Auto-estradas de Portugal SA                                77,473     609
CIMPOR-Cimentos de Portugal SGPS
SA                                                                42,933     241
Electricidade de Portugal SA (EDP)                               303,106     762
Keppel Corp. Ltd.                                                 34,000     251
Portugal Telecom SGPS SA                                         131,313   1,249
PT Multimedia-Servicos de                                         18,260     192
Telecomunicacoes e Multimedia, SGPS,
SA *
Sonae SGPS SA                                                    214,214     295
                                                                           -----
                                                                           5,229
                                                                           -----

SINGAPORE (0.4%)
City Developments Ltd.                                            42,000     186
DBS Group Holdings Ltd.                                           44,467     376
Oversea-Chinese Banking Corp. Ltd.
(b)                                                               50,350     346
Singapore Airlines Ltd.                                           30,000     199
Singapore Press Holdings Ltd.                                    111,750     285
Singapore Telecommunications Ltd. *                              258,580     424
United Overseas Bank Ltd.                                         53,000     446
United Overseas Land Ltd. *                                        5,300       7
Venture Corp. Ltd.                                                17,000     161
                                                                           -----
                                                                           2,430
                                                                           -----

SPAIN (5.4%)
Abertis Infraestructuras SA (b)                                   21,749     553
Acciona SA                                                         3,287     326
Acerinox SA (b)                                                   19,617     267
Actividades de Construccion y Servicios                           22,906     640
SA (ACS) (b)
Altadis SA (b)                                                    23,312     976
Amadeus Global Travel Distribution SA, Cl A                       32,243     282
Antena 3 de Television SA                                         12,037     241
Banco Bilbao Vizcaya Argentaria SA
(b)                                                              262,930   4,041
Banco Popular Espanol SA *                                        71,670     865
Banco Santander Central Hispano SA                               465,552   5,391
Corporacion Mapfre SA                                             12,623     189
Endesa SA (b)                                                     73,741   1,715
Fomento de Construcciones y Contratas
SA                                                                 5,080     286
Gamesa Corporacion Tecnologica SA
(b)                                                               12,846     174
Gas Natural SDG SA (b)                                            15,476     456
Grupo Ferrovial SA                                                 6,247     402
Iberdrola SA (b)                                                  66,262   1,746
Iberia Lineas Aereas de Espana SA (b)                             54,071     155
Indra Sistemas SA                                                 16,877     334
Industria de Diseno Textil SA                                     18,642     479
Metrovacesa SA (b)                                                 5,153     303
Promotora de Informaciones SA                                      8,860     171
Repsol YPF SA (b)                                                 74,988   1,903
Sacyr Vallehermoso Group SA                                       11,548     272
Sociedad General de Aguas de Barcelona                             9,928     214
SA, Cl A
Sogecable SA *                                                     4,166     148
Telefonica Publicidad e Informacion                               21,206     185

SA
Telefonica SA                                                   368,685    6,016
Union Fenosa SA (b)                                              19,210      585
Zeltia SA (b)                                                    19,593      133
                                                                          ------
                                                                          29,448
                                                                          ------

SWEDEN (1.7%)
ASSA ABLOY AB                                                    16,200      208
Atlas Copco AB, Cl A                                             19,100      302
Atlas Copco AB, Cl B                                             13,341      191
Electrolux AB, Ser B                                             16,200      344
Gambro AB                                                        13,100      175
H&M Hennes & Mauritz AB                                          22,700      796
Nordea Bank AB                                                  103,000      934
Sandvik AB                                                       10,100      375
Scania AB, Cl B                                                   5,727      211
Securitas AB                                                     17,200      286
Skandia Forsakrings AB                                           57,900      318
Skandinaviska Enskilda Banken AB                                 24,800      412
Skanska AB                                                       22,100      272
SKF AB, Cl B                                                     18,800      191
Svenska Cellulosa AB ACA                                          7,800      249
Svenska Handelsbanken AB, Cl A                                   24,400      497
Swedish Match AB                                                 17,600      200
Tele2 AB, Cl B (b)                                               19,150      179
Telefonaktiebolaget LM Ericsson                                 708,800    2,262
TeliaSonera AB                                                   93,500      445
Volvo AB, Cl A                                                    5,157      203
Volvo AB, Cl B                                                   11,250      457
                                                                          ------
                                                                           9,507
                                                                          ------

SWITZERLAND (1.9%)
ABB Ltd. *                                                       38,212      247
Adecco SA                                                         3,320      151
Compagnie Financiere Richemont SA                                10,722      360
Credit Suisse Group                                              22,936      899
Holcim Ltd.                                                       3,980      242
Nestle SA                                                         6,596    1,685
Novartis AG                                                      39,761    1,888
Roche Holding Ltd.                                               12,253    1,546
STMicroelectronics NV                                            44,118      703
Swiss Reinsurance Co.                                             6,001      368
Swisscom AG                                                         672      219
Syngenta AG                                                       2,769      283
UBS AG                                                           19,630    1,530
Zurich Financial Services                                         2,655      455
                                                                          ------
                                                                          10,576
                                                                          ------

UNITED KINGDOM (11.7%)
"Shell" Transport & Trading Co. PLC
(The)                                                           263,312    2,551
3i Group PLC                                                     21,861      265
AMVESCAP PLC                                                     26,828      159
Anglo American PLC                                               39,401      922
ARM Holdings PLC                                                 55,732      113
AstraZeneca PLC                                                  46,197    1,905
Aviva PLC                                                        65,787      731
BAA PLC                                                          35,668      395
BAE Systems PLC                                                  99,595      510
Barclays PLC                                                    177,727    1,762
BG Group PLC                                                    109,652      901
BHP Billiton PLC                                                 69,444      886
BOC Group PLC (The)                                              15,918      286
Boots Group PLC                                                  23,908      260

BP PLC                                                           599,340   6,235
BPB PLC                                                           18,640     176
Brambles Industries PLC                                           32,994     180
British American Tobacco PLC                                      45,683     880
British Land Co. PLC (The)                                        19,823     311
British Sky Broadcasting Group PLC                                36,895     347
BT Group PLC                                                     244,787   1,009
Bunzl PLC                                                         22,272     207
Cable & Wireless PLC                                              76,690     204
Cadbury Schweppes PLC                                             59,674     568
Capita Group PLC (The)                                            27,041     178
Carnival PLC                                                       5,447     309
Centrica PLC                                                     110,045     456
Compass Group PLC                                                 66,920     280
Cookson Group PLC *                                               59,077     322
Corus Group PLC *                                                148,625     111
Daily Mail & General Trust PLC                                    13,899     163
Diageo PLC                                                        84,060   1,237
Dixons Group PLC                                                  65,096     183
Elan Corp., PLC *                                                 18,086     122
Electrocomponents PLC                                             25,162     108
EMAP PLC                                                          11,287     157
EMI Group PLC                                                     31,004     141
Enterprise Inns PLC                                               14,807     221
Exel PLC                                                          12,966     197
Filtrona PLC *                                                    14,318      62
Friends Provident PLC                                             56,807     185
Gallaher Group PLC                                                23,151     344
GKN PLC                                                           32,475     150
GlaxoSmithKline PLC                                              164,090   3,967
GUS PLC                                                           29,331     462
Hammerson PLC                                                     15,011     239
Hanson PLC                                                        22,553     216
Hays PLC                                                          70,445     163
HBOS PLC                                                         110,452   1,699
Hilton Group PLC                                                  56,343     288
HSBC Holdings PLC                                                304,591   4,845
Imperial Chemical Industries PLC                                  39,804     181
Imperial Tobacco Group PLC                                        21,982     591
InterContinental Hotels Group PLC                                 17,601     222
International Power PLC                                           55,925     206
Invensys PLC *                                                   233,903      44
ITV PLC                                                          128,856     283
J Sainsbury PLC                                                   43,723     223
Johnson Matthey PLC                                                9,896     189
Kelda Group PLC                                                   22,382     280
Kingfisher PLC                                                    68,938     303
Land Securities Group PLC                                         16,148     401
Legal & General Group PLC                                        174,433     358
Liberty International PLC                                         14,579     253
Lloyds TSB Group PLC                                             157,183   1,328
LogicaCMG PLC                                                     30,267      94
Man Group PLC                                                     10,416     269
Marks & Spencer Group PLC                                         53,889     347
Mitchells & Butlers PLC                                           32,546     195
National Grid Transco PLC                                         89,531     866
Next PLC                                                           9,401     253
Pearson PLC                                                       25,336     298
Peninsular & Oriental Steam Navigation
Co. (The)                                                         32,184     183
Provident Financial PLC                                           14,210     183
Prudential PLC                                                    67,672     600

Reckitt Benckiser PLC                                           17,595       517
Reed Elsevier PLC                                               41,058       392
Rentokil Initial PLC                                            71,380       204
Reuters Group PLC                                               44,458       314
Rexam PLC                                                       17,873       154
Rio Tinto PLC                                                   29,123       887
Rolls-Royce PLC *                                               50,816       261
Royal & Sun Alliance Insurance Group PLC                       100,360       150
Royal Bank of Scotland Group PLC (The)                          89,563     2,698
SABMiller PLC                                                   27,169       423
Sage Group PLC
(The)                                                           46,679       187
Scottish & Newcastle PLC                                        28,241       234
Scottish & Southern Energy PLC                                  29,633       536
Scottish Power PLC                                              58,619       520
Severn Trent PLC                                                14,675       267
Slough Estates PLC                                              23,507       219
Smith & Nephew PLC                                              30,170       297
Smiths Group PLC                                                20,537       337
Tesco PLC                                                      219,736     1,252
Tomkins PLC                                                     33,787       158
Trinity Mirror PLC                                              16,224       179
Unilever PLC                                                    78,083       752
United Utilities PLC                                            23,473       277
United Utilities PLC, Cl A                                      11,610        68
Vodafone Group PLC                                           1,830,402     4,452
Whitbread PLC                                                   11,883       202
William Hill Organization Ltd.                                  20,631       199
Wolseley PLC                                                    21,653       454
WPP Group PLC                                                   35,821       367
Yell Group PLC                                                  27,320       208
                                                                         -------
                                                                          63,883
                                                                         -------
TOTAL FOREIGN COMMON STOCKS (COST $447,920)                              538,223
                                                                         -------

FOREIGN PREFERRED STOCK (0.5%)
GERMANY (0.5%)
Fresenius Medical Care AG                                        4,983       425
Henkel KGaA, Vorzug                                              7,395       660
Porsche AG                                                       1,111       833
ProSiebenSat.1 Media AG                                         12,182       212
RWE AG Pfd.                                                      5,080       289
Volkswagen AG                                                   14,584       508
                                                                         -------
TOTAL FOREIGN PREFERRED STOCK (COST $2,292)                                2,927
                                                                         -------

EXCHANGE TRADED FUNDS (0.0%)
iShares MSCI EAFE Index Fund                                       900        47
iShares MSCI Germany Index Fund                                    289         5
iShares MSCI Italy Index Fund                                      251         6
iShares MSCI Japan Index Fund                                    4,025        41
                                                                         -------
TOTAL EXCHANGE TRADED FUNDS (COST $101)                                       99
                                                                         -------

RIGHTS (0.2%)
CHINA (0.0%)
Oversea-Chinese Banking Corp. Ltd. * (b)                       10,070         39
                                                                         -------

FRANCE (0.2%)
L'Air Liquide Prime Fidelite *                                    972        165
Lafarge Prime De Fidelite *                                     8,833        803
                                                                         -------

                                                                             968
                                                                        --------
ITALY (0.0%)
La Rinascente SpA *                                            15,295         41
                                                                        --------

SPAIN (0.0%)
Metrovacesa SA * (b)                                            5,153         28
Sacyr Vallehermoso SA *                                        11,548          9
Sogecable SA *                                                  3,600          1
                                                                        --------
                                                                              38
                                                                        --------

SWEDEN (0.0%)
SKF AB *                                                        4,900         16
                                                                        --------
TOTAL RIGHTS (COST $965)                                                   1,102
                                                                        --------

SHORT-TERM INVESTMENTS (10.5%)
Brown Brothers Harriman & Co.,
Cayman Islands Cash Sweep                                     494,840        495
CSFB Enhanced Liquidity Portfolio (c)                      57,033,915     57,034
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS (COST $57,529)                               57,529
                                                                        --------
TOTAL INVESTMENTS (COST $508,807) (A) - 109.9%                           599,880
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9)%                           (53,892)
                                                                        --------
NET ASSETS - 100.0%                                                     $545,988
                                                                        ========

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $528,416 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 99,181
Unrealized Depreciation..................    (27,717)
                                            --------
Unrealized Appreciation (Depreciation)...   $ 71,464
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $54,259.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                         INTERNATIONAL EQUITY INDEX FUND
                            June 30, 2005 (unaudited)

Cash Equivalents                                           $         99     0.0%
Consumer Discretionary                                           69,238    12.6
Consumer Staples                                                 33,687     6.2
Energy                                                           42,057     7.6
Financials                                                      148,409    27.8
Health Care                                                      32,106     5.8
Industrials                                                      58,224    10.4
Information Technology                                           36,700     6.7
Materials                                                        41,082     7.3
Short-Term Investments                                           57,529    10.5
Telecommunication Services                                       42,305     7.8
Utilities                                                        38,444     7.2
   Total                                                   $599,880.000   109.9%
                                                           ============   =====

STI CLASSIC EQUITY FUNDS
LIFE VISION AGGRESSIVE GROWTH FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
EQUITY FUNDS (97.1%)
STI Classic Aggressive Growth Stock
Fund, T Shares (b)                                            335,548   $ 3,419
STI Classic Capital Appreciation Fund,
T Shares (b)                                                1,115,835    13,490
STI Classic Emerging Growth Stock
Fund, T Shares * (b)                                           20,075       204
STI Classic Growth and Income Fund,
T Shares (b)                                                  608,312     9,891
STI Classic International Equity Index
Fund, T Shares (b)                                            558,197     7,039
STI Classic Mid-Cap Equity Fund, T
Shares (b)                                                    179,550     2,268
STI Classic Mid-Cap Value Equity
Fund, T Shares (b)                                             97,541     1,208
STI Classic Small Cap Growth Stock
Fund, T Shares * (b)                                           41,698       861
STI Classic Small Cap Value Equity
Fund, T Shares (b)                                             25,026       503
STI Classic Strategic Quantitative
Equity Fund, T Shares * (b)                                   220,605     3,009
STI Classic Value Income Stock Fund,
T Shares (b)                                                  528,041     6,574
                                                                        -------
TOTAL EQUITY FUNDS (COST $42,184)                                        48,466
                                                                        -------
MONEY MARKET FUNDS (2.9%)
STI Classic Prime Quality Money
Market Fund, T Shares (b)                                   1,428,115     1,428
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $1,428)                                    1,428
                                                                        -------
TOTAL INVESTMENTS (COST $43,612) (A) - 100.0%                            49,894
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                 (8)
                                                                        -------
NET ASSETS - 100.0%                                                     $49,886
                                                                        =======

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $45,080 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $5,092
Unrealized Depreciation..................     (278)
                                            ------
Unrealized Appreciation (Depreciation)...   $4,814
                                            ======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION CONSERVATIVE FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                 SHARES    VALUE
                                                                 ------   ------
EQUITY FUNDS (24.8%)
STI Classic Aggressive Growth Stock
Fund, T Shares (b)                                               14,844   $  151
STI Classic Capital Appreciation Fund,
T Shares (b)                                                     49,573      600
STI Classic Growth and Income Fund,
T Shares (b)                                                     21,613      351
STI Classic International Equity Index
Fund, T Shares (b)                                               26,639      336
STI Classic Mid-Cap Equity Fund, T
Shares (b)                                                        6,664       84
STI Classic Mid-Cap Value Equity
Fund, T Shares (b)                                                6,797       84
STI Classic Small Cap Growth Stock
Fund, T Shares * (b)                                              4,105       85
STI Classic Small Cap Value Equity
Fund, T Shares (b)                                                4,183       84
STI Classic Strategic Quantitative
Equity Fund, T Shares * (b)                                       6,152       84
STI Classic Value Income Stock Fund,
T Shares (b)                                                     18,748      233
                                                                          ------
TOTAL EQUITY FUNDS (COST $1,834)                                           2,092
                                                                          ------

FIXED INCOME FUNDS (69.1%)
STI Classic High Income Fund, T
Shares (b)                                                       11,490       85
STI Classic Institutional Core Bond
Fund, T shares (b)                                              558,825    5,751
                                                                          ------
TOTAL FIXED INCOME FUNDS (COST $5,785)                                     5,836
                                                                          ------

MONEY MARKET FUNDS (5.7%)
STI Classic Prime Quality Money
Market Fund, T Shares (b)                                       482,293      482
                                                                          ------
TOTAL MONEY MARKET FUNDS (COST $482)                                         482
                                                                          ------
TOTAL INVESTMENTS (COST $8,101) (A) - 99.6%                                8,410
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                  32
                                                                          ------
NET ASSETS - 100.0%                                                       $8,442
                                                                          ======

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $8,102 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $311
Unrealized Depreciation..................     (3)
                                            ----
Unrealized Appreciation (Depreciation)...   $308
                                            ====

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION GROWTH AND INCOME FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
EQUITY FUNDS (77.4%)
STI Classic Aggressive Growth Stock
Fund, T Shares (b)                                            578,836   $  5,898
STI Classic Capital Appreciation Fund,
T Shares (b)                                                1,930,437     23,340
STI Classic Emerging Growth Stock
Fund, T Shares * (b)                                           34,126        347
STI Classic Growth and Income Fund,
T Shares (b)                                                1,086,912     17,673
STI Classic International Equity Index
Fund, T Shares (b)                                            987,542     12,453
STI Classic Mid-Cap Equity Fund, T
Shares (b)                                                    307,920      3,889
STI Classic Mid-Cap Value Equity
Fund, T Shares (b)                                            184,694      2,287
STI Classic Small Cap Growth Stock
Fund, T Shares * (b)                                           72,358      1,493
STI Classic Small Cap Value Equity
Fund, T Shares (b)                                             56,825      1,142
STI Classic Strategic Quantitative
Equity Fund, T Shares * (b)                                   331,239      4,518
STI Classic Value Income Stock Fund,
T Shares (b)                                                  942,741     11,737
                                                                        --------
TOTAL EQUITY FUNDS (COST $73,027)                                         84,777
                                                                        --------

FIXED INCOME FUNDS (21.8%)
STI Classic High Income Fund, T
Shares (b)                                                    155,267      1,144
STI Classic Institutional Core Bond
Fund, T shares (b)                                          2,216,323     22,806
                                                                        --------
TOTAL FIXED INCOME FUNDS (COST $23,453)                                   23,950
                                                                        --------

MONEY MARKET FUNDS (0.7%)
STI Classic Prime Quality Money
Market Fund, T Shares (b)                                     787,295        787
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $787)                                         787
                                                                        --------
TOTAL INVESTMENTS (COST $97,267) (A) - 99.9%                             109,514
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                 109
                                                                        --------
NET ASSETS - 100.0%                                                     $109,623
                                                                        ========

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $98,500 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $11,227
Unrealized Depreciation..................      (213)
                                            -------
Unrealized Appreciation (Depreciation)...   $11,014
                                            =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION MODERATE GROWTH FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
EQUITY FUNDS (54.6%)
STI Classic Aggressive Growth Stock
Fund, T Shares (b)                                            576,960   $  5,879
STI Classic Capital Appreciation Fund,
T Shares (b)                                                1,925,110     23,274
STI Classic Growth and Income Fund,
T Shares (b)                                                1,080,759     17,573
STI Classic International Equity Index
Fund, T Shares (b)                                            979,767     12,355
STI Classic Mid-Cap Equity Fund, T
Shares (b)                                                    246,414      3,112
STI Classic Mid-Cap Value Equity
Fund, T Shares (b)                                            125,697      1,556
STI Classic Small Cap Growth Stock
Fund, T Shares * (b)                                           75,901      1,567
STI Classic Small Cap Value Equity
Fund, T Shares (b)                                             77,441      1,557
STI Classic Strategic Quantitative
Equity Fund, T Shares * (b)                                   454,973      6,206
STI Classic Value Income Stock Fund,
T Shares (b)                                                  937,909     11,677
                                                                        --------
TOTAL EQUITY FUNDS (COST $71,309)                                         84,756
                                                                        --------

FIXED INCOME FUNDS (40.3%)
STI Classic High Income Fund, T
Shares (b)                                                    212,564      1,567
STI Classic Institutional Core Bond
Fund, T shares (b)                                          5,935,319     61,074
                                                                        --------
TOTAL FIXED INCOME FUNDS (COST $62,019)                                   62,641
                                                                        --------

MONEY MARKET FUNDS (5.0%)
STI Classic Prime Quality Money
Market Fund, T Shares (b)                                   7,724,558      7,725
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $7,725)                                     7,725
                                                                        --------
TOTAL INVESTMENTS (COST $141,053) (A) - 99.9%                            155,122
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                 161
                                                                        --------
NET ASSETS -100.0%                                                      $155,283
                                                                        ========

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $143,945 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $11,488
Unrealized Depreciation..................      (311)
                                            -------
Unrealized Appreciation (Depreciation)...   $11,177
                                            =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (97.1%)
CONSUMER DISCRETIONARY (17.9%)
Abercrombie & Fitch Co., Cl A                                  30,680    $ 2,108
Aeropostale, Inc. * (b)                                        30,803      1,035
American Eagle Outfitters, Inc.                                69,550      2,132
Autoliv, Inc.                                                  21,973        962
Bed Bath & Beyond, Inc. *                                      46,168      1,929
Black & Decker Corp. (The) (b)                                 25,509      2,292
Brunswick Corp. (b)                                            23,559      1,021
Centex Corp. (b)                                               22,614      1,598
Choice Hotels International, Inc.                              57,458      3,774
Coach, Inc. *                                                  30,185      1,013
Dollar General Corp.                                           69,861      1,422
Guitar Center, Inc. * (b)                                      14,950        873
Hilton Hotels Corp. (b)                                        55,776      1,330
J. C. Penney Co., Inc.                                         28,905      1,520
Lennar Corp., Cl A (b)                                         50,360      3,195
M.D.C. Holdings, Inc. (b)                                      41,041      3,376
Marvel Enterprises, Inc. * (b)                                 27,064        534
McGraw-Hill Cos., Inc. (The)                                   80,638      3,568
Nordstrom, Inc. (b)                                            25,751      1,750
Pixar Animation Studios *                                      15,479        775
Ryland Group, Inc. (The)                                       17,853      1,355
Scholastic Corp. *                                             61,679      2,378
Sears Holdings Corp. *                                         11,583      1,736
Sherwin-Williams Co. (The)                                     34,597      1,629
Urban Outfitters, Inc. *                                       21,013      1,191
YUM! Brands, Inc. (b)                                          51,470      2,681
                                                                         -------
                                                                          47,177
                                                                         -------

CONSUMER STAPLES (3.6%)
7-Eleven, Inc. *                                               52,183      1,578
Archer Daniels Midland Co.                                     62,086      1,327
Pilgrim's Pride Corp. (b)                                      41,740      1,425
Reynolds American, Inc. (b)                                    43,786      3,450
Smithfield Foods, Inc. *                                       62,115      1,694
                                                                         -------
                                                                           9,474
                                                                         -------

ENERGY (6.8%)
Amerada Hess Corp. (b)                                         27,497      2,928
Cooper Cameron Corp. * (b)                                     21,226      1,317
Devon Energy Corp.                                             48,573      2,462
FMC Technologies, Inc. *                                       40,635      1,299
Marathon Oil Corp.                                             45,746      2,441
Newfield Exploration Co. *                                     51,156      2,041
Pride International, Inc. *                                    59,131      1,520
Tidewater, Inc.                                                36,304      1,384
Valero Energy Corp. (b)                                        31,533      2,495
                                                                         -------
                                                                          17,887
                                                                         -------

FINANCIALS (19.1%)
American Capital Strategies Ltd. (b)                           35,531      1,283

Annaly Mortgage Management, Inc. (b)                            123,546    2,215
Arch Capital Group Ltd. *                                        14,630      659
Bear, Stearns & Co., Inc.                                         9,848    1,024
Brandywine Realty Trust                                          44,855    1,375
CBL & Associates Properties, Inc.                                40,502    1,744
CIT Group, Inc.                                                  49,297    2,118
Comerica, Inc.                                                   42,820    2,475
E*TRADE Financial Corp. *                                       140,555    1,966
General Growth Properties, Inc. (b)                              74,908    3,078
IndyMac Bancorp, Inc. (b)                                        28,582    1,164
KeyCorp                                                          54,267    1,799
Legg Mason, Inc.                                                 14,010    1,459
Lexington Corp. Properties Trust (b)                             91,054    2,214
Lincoln National Corp.                                           80,624    3,783
MBIA, Inc. (b)                                                   32,929    1,953
MGIC Investment Corp. (b)                                        30,125    1,965
National City Corp.                                              43,208    1,474
North Fork Bancorporation, Inc.                                  91,516    2,571
PartnerRe Ltd.                                                   44,983    2,898
PMI Group, Inc. (The)                                            31,088    1,212
Radian Group, Inc.                                               34,567    1,632
Raymond James Financial, Inc.                                    46,242    1,306
Sovereign BanCorp, Inc. (b)                                      54,823    1,225
St. Paul Travelers Cos., Inc. (The)                              67,445    2,666
Student Loan Corp. (The)                                         12,644    2,779
                                                                          ------
                                                                          50,037
                                                                          ------

HEALTH CARE (10.7%)
Allergan, Inc.                                                   12,454    1,062
Becton, Dickinson & Co.                                          20,894    1,096
CIGNA Corp.                                                      28,599    3,061
Coventry Health Care, Inc. * (b)                                 50,174    3,550
Edwards Lifesciences Corp. * (b)                                 24,148    1,039
Genzyme Corp. *                                                  32,014    1,924
Health Management Associates, Inc., Cl A                         70,993    1,859
Hospira, Inc. *                                                  36,318    1,416
Humana, Inc. *                                                   99,755    3,963
ImClone Systems, Inc. *                                          23,665      733
Laboratory Corp. of America Holdings *
(b)                                                              47,743    2,382
Medco Health Solutions, Inc. *                                   47,531    2,536
Protein Design Labs, Inc. * (b)                                  51,738    1,046
Sepracor, Inc. * (b)                                             16,778    1,007
Thermo Electron Corp. *                                          57,781    1,553
                                                                          ------
                                                                          28,227
                                                                          ------

INDUSTRIALS (11.0%)
Danaher Corp.                                                    29,377    1,538
Deluxe Corp. (b)                                                 51,371    2,086
Eaton Corp.                                                      52,834    3,166
H & R Block, Inc. (b)                                            52,222    3,047
Hughes Supply, Inc. (b)                                          66,028    1,855
Old Dominion Freight Line, Inc. *                                24,385      654
PACCAR, Inc. (b)                                                 37,122    2,524
Parker Hannifin Corp.                                            26,000    1,612
Pitney Bowes, Inc.                                               24,246    1,056
R.R. Donnelley & Sons Co.                                        54,191    1,870
Rockwell Collins, Inc.                                           32,787    1,563
Ryder System, Inc.                                               63,176    2,312
Southwest Airlines Co.                                          182,779    2,546
Textron, Inc.                                                    32,524    2,467
Timken Co. (The)                                                 32,894      760
                                                                          ------
                                                                          29,056
                                                                          ------

INFORMATION TECHNOLOGY (14.8%)
Adobe Systems, Inc. (b)                                         63,213     1,809
Alliance Data Systems Corp. *                                   20,392       827
Amphenol Corp., Cl A                                            31,357     1,260
Apple Computer, Inc. *                                          62,140     2,287
Autodesk, Inc.                                                  62,432     2,146
Check Point Software Technologies Ltd.
 *                                                              47,943       949
Citrix Systems, Inc. * (b)                                      59,140     1,281
Corning, Inc. * (b)                                            127,515     2,119
Global Payments, Inc. (b)                                       23,864     1,618
Juniper Networks, Inc. *                                        76,077     1,916
KLA-Tencor Corp. (b)                                            22,874     1,000
Lam Research Corp. * (b)                                        19,548       566
Linear Technology Corp.                                         27,927     1,025
McAfee, Inc. * (b)                                              66,982     1,754
MEMC Electronic Materials, Inc. *                              122,568     1,933
National Semiconductor Corp. (b)                               128,387     2,827
NCR Corp. *                                                     53,138     1,866
Novellus Systems, Inc. *                                        72,081     1,781
QLogic Corp. * (b)                                              29,887       923
Scientific-Atlanta, Inc.                                        73,883     2,458
Storage Technology Corp. *                                      34,855     1,265
Symantec Corp. *                                                32,566       708
VeriSign, Inc. *                                                55,554     1,598
VERITAS Software Corp. *                                        38,123       930
Xerox Corp. * (b)                                              166,366     2,294
                                                                         -------
                                                                          39,140
                                                                         -------

MATERIALS (3.3%)
Ball Corp.                                                      40,378     1,452
Lubrizol Corp. (The)                                            57,271     2,406
Lyondell Chemical Co.                                           86,139     2,276
Phelps Dodge Corp.                                              14,024     1,297
United States Steel Corp. (b)                                   35,620     1,224
                                                                         -------
                                                                           8,655
                                                                         -------

REITS (1.4%)
Simon Property Group, Inc. (b)                                  14,220     1,031
SL Green Realty Corp.                                           41,911     2,703
                                                                         -------
                                                                           3,734
                                                                         -------

TELECOMMUNICATION SERVICES (1.1%)
Citizens Communications Co. (b)                                140,409     1,887
Western Wireless Corp., Cl A *                                  21,959       929
                                                                         -------
                                                                           2,816
                                                                         -------

UTILITIES (7.4%)
AES Corp. (The) *                                               99,554     1,631
Allegheny Energy, Inc. * (b)                                    76,899     1,939
Equitable Resources, Inc.                                       12,478       849
National Fuel Gas Co.                                           44,534     1,287
Northeast Utilities                                            157,948     3,295
PG&E Corp.                                                      51,280     1,925
Sempra Energy                                                   48,942     2,022
TXU Corp.                                                       26,601     2,210
UGI Corp.                                                       98,116     2,737
Xcel Energy, Inc.                                               85,535     1,670
                                                                         -------
                                                                          19,565
                                                                         -------
TOTAL COMMON STOCKS (COST $218,597)                                      255,768
                                                                         -------

SHORT-TERM INVESTMENT (28.6%)
CSFB Enhanced Liquidity Portfolio (c)                       75,461,679    75,462
                                                                         -------

TOTAL SHORT-TERM INVESTMENT (COST $75,310)                                75,462
                                                                        --------

REPURCHASE AGREEMENT (2.1%)
BNP Paribas, 3.305%, dated 06/30/05, to
be repurchased on 07/01/05, repurchase
price $5,630,900 (collateralized by U.S.
Government Agencies; 4.875%, due
11/15/13; total market value
$5,743,695)                                                     5,630      5,630
                                                                        --------
TOTAL REPURCHASE AGREEMENT (COST $5,630)                                   5,630
                                                                        --------

TOTAL INVESTMENTS (COST $299,537) (A) - 127.8%                           336,860
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.8)%                          (73,216)
                                                                        --------
NET ASSETS - 100.0%                                                     $263,644
                                                                        ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $299,886 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $41,693
Unrealized Depreciation..................    (4,719)
                                            -------
Unrealized Appreciation (Depreciation)...   $36,974
                                            =======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $73,039.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP VALUE EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES    VALUE
                                                               -------   -------
COMMON STOCKS (98.3%)
CONSUMER DISCRETIONARY (11.1%)
American Axle & Manufacturing
Holdings, Inc. (b)                                             188,250   $ 4,757
Dow Jones & Co., Inc. (b)                                       73,900     2,620
Mattel, Inc.                                                   295,000     5,398
Newell Rubbermaid, Inc.                                         86,500     2,062
Regal Entertainment Group, Cl A (b)                            114,500     2,162
Stanley Works (The)                                             49,300     2,245
Tribune Co. (b)                                                 78,000     2,744
                                                                         -------
                                                                          21,988
                                                                         -------

CONSUMER STAPLES (8.1%)
Archer Daniels Midland Co.                                     141,200     3,019
Corn Products International, Inc.                               58,620     1,393
Fomento Economico Mexicano SA
ADR                                                             43,600     2,597
H.J. Heinz Co.                                                  98,800     3,500
J.M. Smucker Co. (The) (b)                                      47,700     2,239
Pepsi Bottling Group, Inc. (The) (b)                           111,400     3,187
                                                                         -------
                                                                          15,935
                                                                         -------

ENERGY (9.3%)
GlobalSantaFe Corp.                                             80,200     3,272
Marathon Oil Corp.                                              78,400     4,184
Noble Energy, Inc. (b)                                          45,000     3,404
Pioneer Natural Resources Co. (b)                               77,200     3,249
Teekay Shipping Corp. (b)                                       47,200     2,072
Tidewater, Inc.                                                 55,800     2,127
                                                                         -------
                                                                          18,308
                                                                         -------

FINANCIALS (21.2%)
Alliance Capital Management Holding LP                          46,200     2,159
Bear, Stearns & Co., Inc.                                       39,000     4,054
Colonial BancGroup, Inc. (The)                                 187,700     4,141
Comerica, Inc.                                                  87,700     5,069
Compass Bancshares, Inc.                                        50,900     2,291
FirstMerit Corp.                                               128,945     3,367
Huntington Bancshares, Inc.                                     87,400     2,110
Nationwide Financial Services, Inc., Cl A                       56,970     2,161
Northern Trust Corp.                                            90,700     4,135
Provident Financial Services, Inc.                             262,239     4,608
South Financial Group, Inc. (The)                              277,800     7,894
                                                                         -------
                                                                          41,989
                                                                         -------

HEALTH CARE (3.2%)
Health Management Associates, Inc., Cl A                        81,300     2,128
PerkinElmer, Inc.                                              136,800     2,586
Serono SA ADR                                                  103,781     1,659
                                                                         -------
                                                                           6,373
                                                                         -------

INDUSTRIALS (17.1%)
Cintas Corp. (b)                                                53,100     2,050
Dover Corp.                                                    109,600     3,987
Embraer-Empresa Brasileira de                                  160,500     5,308

Aeronautica SA ADR
MSC Industrial Direct Co., Inc., Cl A                         123,500      4,168
Pall Corp.                                                    180,500      5,480
Parker Hannifin Corp.                                          41,500      2,573
R.R. Donnelley & Sons Co.                                     125,152      4,319
Rockwell Automation, Inc.                                      94,900      4,623
Tomkins PLC ADR (b)                                            64,457      1,226
                                                                        --------
                                                                          33,734
                                                                        --------

INFORMATION TECHNOLOGY (10.7%)
Diebold, Inc. (b)                                             126,700      5,715
Harris Corp.                                                   89,100      2,781
Intersil Corp., Cl A                                          103,300      1,939
Linear Technology Corp.                                        64,700      2,374
Microchip Technology, Inc. (b)                                 68,300      2,023
Reynolds & Reynolds Co. (The), Cl A                            76,633      2,071
Tektronix, Inc.                                               178,200      4,147
                                                                        --------
                                                                          21,050
                                                                        --------

MATERIALS (14.1%)
Alcan, Inc.                                                   123,000      3,690
Bemis Co., Inc.                                                76,800      2,038
Cytec Industries, Inc.                                         38,207      1,521
Domtar, Inc.                                                  422,365      3,121
Ferro Corp.                                                    78,322      1,555
Foundation Coal Holdings, Inc. (b)                             86,655      2,248
Lubrizol Corp. (The)                                           56,000      2,353
Sappi Ltd. ADR                                                421,700      4,564
Sigma-Aldrich Corp.                                            47,400      2,656
Valspar Corp. (The)                                            84,849      4,097
                                                                        --------
                                                                          27,843
                                                                        --------

REITS (1.9%)
American Financial Realty Trust                               105,800      1,627
Trustreet Properties, Inc.                                    129,100      2,145
                                                                        --------
                                                                           3,772
                                                                        --------

UTILITIES (1.6%)
National Fuel Gas Co.                                         110,533      3,196
                                                                        --------
TOTAL COMMON STOCKS (COST $182,124)                                      194,188
                                                                        --------

SHORT-TERM INVESTMENT (15.1%)
CSFB Enhanced Liquidity Portfolio (c)                      29,861,375     29,861
                                                                        --------
TOTAL SHORT-TERM INVESTMENT (COST $29,861)                                29,861
                                                                        --------
TOTAL INVESTMENTS (COST $211,985) (A) - 113.4%                           224,049
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.4)%                          (26,484)
                                                                        --------
NET ASSETS - 100.0%                                                     $197,565
                                                                        ========

----------
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $212,591 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $16,513
Unrealized Depreciation..................    (5,055)
                                            -------
Unrealized Appreciation (Depreciation)...   $11,458
                                            =======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $28,711.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class
LP - Limited Partnership
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP GROWTH STOCK FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (96.7%)
CONSUMER DISCRETIONARY (13.2%)
America's Car-Mart, Inc. *                                     5,956    $    134
Building Materials Holding Corp.                              60,000       4,157
Casual Male Retail Group, Inc. * (b)                         680,000       4,971
Christopher & Banks Corp.                                    260,000       4,748
Coldwater Creek, Inc. *                                      310,000       7,722
Conn's, Inc. *                                               220,000       5,383
CSK Auto Corp. *                                             370,000       6,172
Dover Downs Gaming & Entertainment,
Inc.                                                         141,136       1,871
Dress Barn, Inc. (The) *                                      50,331       1,139
Genesco, Inc. *                                              195,000       7,233
Gottschalks, Inc. *                                          200,000       2,250
Guitar Center, Inc. * (b)                                     70,000       4,086
Isle of Capri Casinos, Inc. *                                270,000       7,074
Jos. A. Bank Clothiers, Inc. * (b)                           230,000       9,958
K2, Inc. *                                                   200,000       2,536
MarineMax, Inc. *                                            120,000       3,750
Mikohn Gaming Corp. * (b)                                    302,955       4,461
New Frontier Media, Inc. *                                    27,956         186
Noble International Ltd.                                     150,000       3,533
Orange 21, Inc. *                                            561,000       2,878
Orleans Homebuilders, Inc. (b)                                25,801         605
PetMed Express, Inc * (b)                                    276,442       2,131
Quiksilver, Inc. * (b)                                       410,000       6,552
RARE Hospitality International, Inc. * (b)                    20,000         609
Rocky Shoes & Boots, Inc. *                                  265,000       8,281
Sauer-Danfoss, Inc.                                          205,000       3,643
Scientific Games Corp. *                                     230,000       6,194
Steiner Leisure Ltd. *                                       185,000       6,858
Talbots, Inc. (The)                                          195,000       6,332
Too, Inc. *                                                  280,000       6,544
William Lyon Homes, Inc. *                                    49,179       4,771
Wolverine World Wide, Inc.                                   129,488       3,109
                                                                        --------
                                                                         139,871
                                                                        --------

CONSUMER STAPLES (3.0%)
BJ's Wholesale Club, Inc. *                                  162,260       5,272
Central European Distribution Corp. * (b)                    125,000       4,666
Central Garden & Pet Co. * (b)                               115,000       5,649
Chiquita Brands International, Inc.                           60,000       1,648
Corn Products International, Inc.                            193,425       4,596
Elizabeth Arden, Inc. * (b)                                  180,000       4,210
Spectrum Brands, Inc. * (b)                                  175,000       5,774
                                                                        --------
                                                                          31,815
                                                                        --------

ENERGY (3.5%)
Cal Dive International, Inc. * (b)                           120,000       6,284
Core Laboratories NV *                                       210,000       5,632
FMC Technologies, Inc. *                                     110,000       3,517

Oceaneering International, Inc. *                               30,000     1,160
Spinnaker Exploration Co. *                                    120,000     4,259
Superior Energy Services, Inc. * (b)                           130,000     2,314
TEL Offshore Trust (b)                                           4,507        45
Tidewater, Inc. (b)                                            170,000     6,480
TODCO, Cl A * (b)                                              105,000     2,695
Unit Corp. * (b)                                               100,000     4,401
                                                                         -------
                                                                          36,787
                                                                         -------

FINANCIALS (9.9%)
Accredited Home Lenders Holding Co. * (b)                       77,578     3,413
Affiliated Managers Group, Inc. * (b)                           95,000     6,491
American Safety Insurance Holdings Ltd. *                      140,000     2,131
Arch Capital Group Ltd. *                                      100,000     4,505
Asta Funding, Inc.                                             120,000     3,334
BankAtlantic Bancorp, Inc.                                     250,000     4,738
Commercial Capital Bancorp, Inc. (b)                            90,000     1,504
Commercial Federal Corp.                                       135,000     4,547
Corus Bankshares, Inc.                                          65,000     3,607
First Community Bancorp, Cl A                                   65,000     3,088
First Niagara Financial Group, Inc. (b)                        260,000     3,791
Franklin Bank Corp. *                                          277,230     5,201
Infinity Property & Casualty Corp.                             190,000     6,627
MAF Bancorp, Inc.                                               30,000     1,279
Northwest Bancorp, Inc.                                         70,000     1,488
Platinum Underwriters Holdings Ltd. (b)                        220,000     6,999
R & G Financial Corp., Cl B                                    155,000     2,742
RLI Corp.                                                       90,000     4,014
Santander BanCorp                                              109,829     2,752
Selective Insurance Group, Inc.                                100,000     4,955
South Financial Group, Inc. (The)                               85,000     2,416
TierOne Corp.                                                   95,000     2,577
United Community Banks, Inc. (b)                                60,000     1,561
Universal American Financial Corp. *                           195,000     4,411
W Holding Co., Inc.                                            590,000     6,030
Westcorp                                                        95,000     4,980
Zenith National Insurance Corp. (b)                             92,000     6,243
                                                                         -------
                                                                         105,424
                                                                         -------

HEALTH CARE (15.0%)
ABIOMED, Inc. * (b)                                             15,241       130
Align Technology, Inc. * (b)                                   190,000     1,400
AMICAS, Inc. *                                                 550,000     2,492
Aspect Medical Systems, Inc. * (b)                             307,161     9,135
Autocyte *                                                     343,752     2,943
Bentley Pharmaceuticals, Inc. *                                185,000     2,026
Cubist Pharmaceuticals, Inc. *                                 120,000     1,580
Genesis Healthcare Corp. * (b)                                 105,000     4,859
Hologic, Inc. *                                                195,000     7,751
IDEXX Laboratories, Inc. * (b)                                 108,000     6,732
Illumina, Inc. *                                               560,000     6,759
IntraLase Corp. *                                              185,000     3,630
Intuitive Surgical, Inc. * (b)                                 172,000     8,022
Kensey Nash Corp. * (b)                                        200,000     6,048
Kos Pharmaceuticals, Inc. * (b)                                100,000     6,550
LHC Group, Inc. * (b)                                           81,100     1,474
LifePoint Hospitals, Inc. * (b)                                 72,925     3,684
Martek Biosciences Corp. * (b)                                 192,000     7,286
MGI Pharma, Inc. * (b)                                         280,000     6,093
Natus Medical, Inc. *                                           66,486       748
Palomar Medical Technologies, Inc. * (b)                       260,000     6,219
Par Pharmaceutical Cos., Inc. * (b)                            110,000     3,499
Per-Se Technologies, Inc. *                                    375,000     7,883

Possis Medical, Inc. *                                         219,800     2,227
Protein Design Labs, Inc. * (b)                                480,000     9,701
Salix Pharmaceuticals Ltd. *                                   365,000     6,446
SFBC International, Inc. * (b)                                 215,000     8,305
SurModics, Inc. * (b)                                          175,000     7,590
Taro Pharmaceutical Industries Ltd. *                          105,000     3,052
Third Wave Technologies, Inc. *                                607,873     2,389
United Therapeutics Corp. *                                    120,000     5,784
Ventana Medical Systems, Inc. * (b)                             30,000     1,207
Ventiv Health, Inc. *                                          300,000     5,784
                                                                         -------
                                                                         159,428
                                                                         -------

INDUSTRIALS (16.9%)
Actuant Corp., Cl A * (b)                                      129,798     6,223
Builders FirstSource, Inc. *                                   158,700     2,571
Ceradyne, Inc. * (b)                                           295,000     7,101
Coinstar, Inc. *                                               325,000     7,374
Copart, Inc. *                                                 310,000     7,377
Dycom Industries, Inc. *                                       230,000     4,556
EDO Corp.                                                      180,000     5,384
ElkCorp                                                        185,000     5,282
Encore Wire Corp. * (b)                                        390,000     4,520
Engineered Support Systems, Inc.                               125,000     4,479
Flow International Corp. * (d)                               1,727,000    10,154
Gardner Denver, Inc. *                                         150,000     5,262
General Cable Corp. * (b)                                      340,000     5,042
Genlyte Group, Inc. (The) *                                    195,000     9,503
Gevity HR, Inc.                                                356,505     7,141
Greenbrier Cos., Inc.                                          230,000     6,233
Griffon Corp. * (b)                                            105,000     2,331
Innovative Solutions & Support, Inc. * (b)                     115,000     3,861
Kforce, Inc. *                                                 270,000     2,284
Labor Ready, Inc. *                                            225,000     5,245
Marten Transport Ltd. *                                        240,949     5,058
Mercury Computer Systems, Inc. *                               150,000     4,106
Mueller Industries, Inc.                                       108,000     2,927
NCI Building Systems, Inc. *                                   145,000     4,756
Orbital Sciences Corp. * (b)                                   300,000     2,970
Pacer International, Inc. *                                    205,000     4,467
Power-One, Inc. *                                              775,038     4,890
SI International, Inc. *                                       245,268     7,348
Simpson Co., Inc. (b)                                           90,000     2,750
SkyWest, Inc.                                                  110,000     2,000
U.S. Xpress Enterprises, Inc. *                                150,000     1,787
Ultralife Batteries, Inc. * (b)                                330,000     5,330
Universal Truckload Services, Inc. *                           227,000     3,834
Volt Information Sciences, Inc. *                               81,250     1,928
Wabtec Corp.                                                   285,000     6,122
Werner Enterprises, Inc. (b)                                   257,729     5,062
Woodward Governor Co.                                           28,000     2,353
                                                                         -------
                                                                         179,611
                                                                         -------

INFORMATION TECHNOLOGY (31.0%)
02Micro International Ltd. * (b)                               355,000     4,988
ADTRAN, Inc. (b)                                               232,933     5,774
Aeroflex, Inc. *                                               730,000     6,132
Aladdin Knowledge Systems Ltd. *                               290,000     5,957
Altiris, Inc * (b)                                             225,000     3,303
American Software, Inc.                                        450,272     2,603
ANSYS, Inc. *                                                  135,000     4,794
Anteon International Corp. *                                   165,000     7,527
ARGON ST, Inc. *                                               190,000     6,745
ATMI, Inc. * (b)                                               190,000     5,512

AuthentiDate Holding Corp. *                                     348,900     928
BEI Technologies, Inc.                                           170,000   4,536
Belden CDT, Inc. (b)                                             295,000   6,254
Bottomline Technologies (de), Inc. *                             419,800   6,284
CACI International, Inc. * (b)                                    80,000   5,053
Captiva Software Corp. *                                         570,000   8,231
Carrier Access Corp. * (b)                                       370,000   1,783
ChipMOS TECHNOLOGIES (Bermuda)
Ltd. * (b)                                                       817,402   5,403
CIBER, Inc. *                                                    400,000   3,192
Click Commerce, Inc * (b)                                        257,383   5,912
Credence Systems Corp. * (b)                                     580,000   5,249
Cypress Semiconductor Corp. * (b)                                415,000   5,225
Digi International, Inc. *                                       620,061   7,354
Ditech Communications Corp. *                                    590,000   3,829
Epicor Software Corp. *                                          400,000   5,280
Euronet Worldwide, Inc. *                                        160,000   4,651
FEI Co. * (b)                                                    250,000   5,703
Global Payments, Inc. (b)                                         65,000   4,407
Hutchinson Technology, Inc. * (b)                                120,000   4,621
Hyperion Solutions Corp. *                                       135,000   5,432
InfoCrossing, Inc. * (b)                                         430,000   5,362
Integrated Device Technology, Inc. * (b)                         460,000   4,945
Ixia *                                                           215,000   4,180
IXYS Corp. *                                                     330,000   4,679
Jupitermedia Corp. *                                             430,000   7,366
M-Systems Flash Disk Pioneers Ltd. * (b)                         260,000   4,984
Magma Design Automation, Inc. * (b)                              360,000   3,010
Maxtor Corp. * (b)                                               728,274   3,787
Measurement Specialties, Inc. *                                  100,000   2,321
Merix Corp. * (b)                                                255,000   1,492
Metrologic Instruments, Inc. * (b)                               361,066   4,528
Micromuse, Inc. * (b)                                            660,000   3,736
MicroStrategy, Inc., Cl A * (b)                                   85,000   4,508
MIPS Technologies, Inc. *                                        290,000   2,088
Moldflow Corp. *                                                 285,000   3,691
Motive, Inc *                                                    400,000   3,972
Network Technology, PLC *                                        350,000   1,806
NICE Systems Ltd. *                                              215,000   8,486
Orbotech Ltd. *                                                  170,000   3,653
Packeteer, Inc. *                                                205,937   2,904
PC Connection, Inc. * (b)                                        349,901   2,176
Performance Technologies, Inc. *                                 550,000   3,042
Radvision Ltd. *                                                 190,000   2,525
Radware Ltd. *                                                   190,000   3,435
Radyne ComStream, Inc. *                                         490,000   4,251
Rogers Corp. *                                                   150,000   6,083
SafeNet, Inc. * (b)                                               82,750   2,818
Secure Computing Corp. *                                         234,636   2,553
Silicon Image, Inc. *                                            440,000   4,514
Silicon Storage Technology, Inc. * (b)                           200,000     806
Skyworks Solutions, Inc. *                                       285,116   2,101
SM&A *                                                           520,000   4,664
SS&C Technologies, Inc.                                          225,000   7,128
Stellent, Inc. *                                                 570,000   4,275
Symmetricom, Inc. *                                              380,000   3,941
Synaptics, Inc. * (b)                                            210,000   4,486
Tekelec * (b)                                                    272,583   4,579
TeleCommunication Systems, Inc. * (b)                            850,000   1,921
THQ, Inc. * (b)                                                   35,000   1,024
TransAct Technologies, Inc. * (b)                                 29,729     252
Transaction Systems Architects, Inc. *                           199,000   4,901

Trimble Navigation Ltd. * (b)                                105,000       4,092
TTI Team Telecom International Ltd. * (b)                    115,000         270
Ultimate Software Group, Inc. (The) * (b)                    515,000       8,446
ValueClick, Inc. *                                           159,183       1,963
Westell Technologies, Inc., Cl A * (b)                       400,000       2,392
Witness Systems, Inc. * (b)                                  250,000       4,558
Workstream Inc. * (b)                                        180,282         324
                                                                       ---------
                                                                         327,680
                                                                       ---------

MATERIALS (4.2%)
Agrium, Inc.                                                 198,211       3,887
Aleris International, Inc. *                                 240,000       5,412
Commercial Metals Co.                                        115,000       2,739
Florida Rock Industries, Inc. (b)                             85,000       6,235
Georgia Gulf Corp.                                           110,000       3,416
Gibraltar Industries, Inc.                                   240,000       4,450
Headwaters, Inc. * (b)                                       120,000       4,126
Metal Management, Inc. (b)                                   180,000       3,483
Silgan Holdings, Inc.                                         60,000       3,374
Texas Industries, Inc.                                       135,000       7,590
                                                                       ---------
                                                                          44,712
                                                                       ---------
TOTAL COMMON STOCKS (COST $877,768)                                    1,025,328
                                                                       ---------

PREFERRED STOCKS (0.0%)
CONSUMER DISCRETIONARY (0.0%)
Fedders Corp. (b)                                             21,500         444
                                                                       ---------
TOTAL PREFERRED STOCKS (COST $510)                                           444
                                                                       ---------

WARRANT (0.1%)
INDUSTRIALS (0.0%)
Flow International Warrants                                  172,700         313
                                                                       ---------

INFORMATION TECHNOLOGY (0.1%)
InfoCrossing, Inc. *                                         139,109         641
                                                                       ---------
TOTAL WARRANT (COST $6)                                                      954
                                                                       ---------

CORPORATE BONDS (0.1%)
COPPER FOUNDRIES (0.1%)
Mueller Industries, Inc., 6.000%,
11/1/14, Callable 11/15/05 @ 104 (b)                    $      1,147       1,136
                                                                       ---------
TOTAL CORPORATE BONDS (COST $1,147)                                        1,136
                                                                       ---------

SHORT-TERM INVESTMENT (22.0%)
CSFB Enhanced Liquidity Portfolio (c)                    233,172,173     233,172
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT (COST $233,172)                              233,172
                                                                       ---------

REPURCHASE AGREEMENT (3.5%)
BNP Paribas, 3.305%, dated 6/30/05,
to be repurchased on 07/01/05, repurchase
price $36,781,757 (collateralized by U.S.
Government Agencies, 2.875%-4.625%,
due 12/15/06-10/15/13; total market value
$37,514,573)                                                  36,778      36,778
                                                                       ---------
TOTAL REPURCHASE AGREEMENT (COST $36,778)                                 36,778
                                                                       ---------

TOTAL INVESTMENTS (COST $1,149,381) (A) - 122.4%                       1,297,812
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.4)%                         (237,643)
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,060,169
                                                                      ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,150,335 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $212,340
Unrealized Depreciation..................    (64,864)
                                            --------
Unrealized Appreciation (Depreciation)...   $147,476
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $225,498.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP VALUE EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (96.6%)
CONSUMER DISCRETIONARY (17.4%)
ArvinMeritor, Inc.                                           390,500    $  6,947
Bassett Furniture Industries, Inc.                           216,300       4,079
Benetton Group SpA ADR                                       227,800       4,178
Books-A-Million, Inc.                                        253,100       2,544
BorgWarner Transmission Systems, Inc. (b)                    207,700      11,147
Brown Shoe Co., Inc.                                         145,200       5,685
CBRL Group, Inc. (b)                                         230,000       8,938
Intrawest Corp.                                              476,200      11,467
K-Swiss, Inc., Cl A                                           81,148       2,624
Lithia Motors, Inc. (b)                                      403,600      11,643
Makita Corp. ADR                                             455,254       8,891
Movado Group, Inc. (b)                                       605,200      11,426
Natuzzi SpA ADR                                              269,600       2,195
Nautilus Group, Inc. (The) (b)                               260,000       7,410
Pep Boys-Manny, Moe & Jack (The)                             117,500       1,591
Snap-on, Inc.                                                158,300       5,430
Stanley Furniture Co., Inc.                                   43,700       1,073
Sturm, Ruger & Co., Inc.                                     132,200       1,107
United Auto Group, Inc.                                      350,900      10,457
Winnebago Industries, Inc. (b)                               223,200       7,310
                                                                        --------
                                                                         126,142
                                                                        --------

CONSUMER STAPLES (4.3%)
Church & Dwight Co., Inc. (b)                                363,150      13,146
Corn Products International, Inc.                            318,700       7,572
Ingles Markets, Inc., Cl A                                    82,400       1,135
J.M. Smucker Co. (The)                                       195,243       9,165
                                                                        --------
                                                                          31,018
                                                                        --------

ENERGY (2.9%)
CHC Helicopter Corp.                                         715,200      13,946
Tidewater, Inc.                                              193,800       7,388
                                                                        --------
                                                                          21,334
                                                                        --------

FINANCIALS (18.1%)
American Financial Group, Inc. (b)                           201,000       6,738
BankAtlantic Bancorp, Inc.                                   411,400       7,796
Banner Corp.                                                 113,900       3,190
City National Corp.                                          103,600       7,429
Cohen & Steers, Inc.                                         387,830       7,993
Colonial BancGroup, Inc. (The)                               339,300       7,485
Federal Agricultural Mortgage Corp., Cl C (b)                 33,520         739
Glacier Bancorp, Inc.                                        231,032       6,037
HCC Insurance Holdings, Inc.                                 288,700      10,933
Horizon Financial Corp.                                      230,106       5,108
Hub International Ltd.                                       624,200      12,166
International Bancshares Corp.                               127,400       3,604

Jefferies Group, Inc. (b)                                      143,100     5,422
National Interstate Corp. *                                    117,379     2,356
PXRE Group Ltd.                                                171,200     4,318
Scottish Re Group Ltd. (b)                                     173,400     4,203
Seacoast Banking Corp. of Florida                              215,700     4,247
South Financial Group, Inc. (The)                              260,700     7,409
StanCorp Financial Group, Inc.                                 164,600    12,606
Washington Federal, Inc.                                       245,004     5,762
West Coast Bancorp                                             226,953     5,540
                                                                         -------
                                                                         131,081
                                                                         -------

HEALTH CARE (6.2%)
Cooper Cos., Inc. (The)                                        304,000    18,502
Invacare Corp.                                                 146,900     6,516
Mentor Corp.                                                   303,800    12,602
PerkinElmer, Inc.                                               97,200     1,837
Perrigo Co. (b)                                                395,000     5,506
                                                                         -------
                                                                          44,963
                                                                         -------

INDUSTRIALS (23.8%)
ABM Industries, Inc. (b)                                       291,100     5,676
ADESA, Inc.                                                    282,169     6,143
American Woodmark Corp. (b)                                    109,169     3,276
Apogee Enterprises, Inc.                                       348,400     5,355
Baldor Electric Co.                                            305,200     7,422
Briggs & Stratton Corp. (b)                                    271,700     9,406
Brink's Co. (The)                                              418,500    15,067
CP Ships Ltd.                                                  473,800     7,415
Cummins, Inc. (b)                                              128,900     9,617
ElkCorp                                                        121,200     3,460
Embraer-Empresa Brasileira de                                  223,416     7,388
Aeronautica SA ADR
Engineered Support Systems, Inc.                               157,500     5,643
Freightcar America, Inc. *                                     147,700     2,929
Graco, Inc.                                                    364,500    12,419
Granite Construction, Inc.                                     282,700     7,944
Harsco Corp. (b)                                                66,700     3,638
Lan Airlines SA ADR                                            211,300     7,385
Lennox International, Inc.                                     359,189     7,604
LSI Industries, Inc.                                           496,487     6,921
Oshkosh Truck Corp.                                             94,500     7,397
Quixote Corp.                                                  400,500     7,854
Ryder System, Inc.                                              52,000     1,903
Tecumseh Products Co., Cl A                                     77,100     2,116
Valmont Industries, Inc.                                       341,300     8,806
Wabtec Corp.                                                   510,200    10,959
                                                                         -------
                                                                         173,743
                                                                         -------

INFORMATION TECHNOLOGY (12.6%)
Factset Research Systems, Inc. (b)                             368,400    13,203
Fair Isaac Corp. (b)                                           501,500    18,305
Harris Corp.                                                   732,756    22,869
Helix Technology Corp.                                         304,500     4,044
Keithley Instruments, Inc.                                     249,000     3,837
Lowrance Electronics, Inc. (b)                                 178,200     3,746
Nam Tai Electronics, Inc.                                      394,700     8,975
Reynolds & Reynolds Co. (The), Cl A                            607,500    16,421
                                                                         -------
                                                                          91,400
                                                                         -------

MATERIALS (10.0%)
Agnico-Eagle Mines Ltd.                                        457,500     5,765
Airgas, Inc.                                                   568,800    14,032
Allegheny Technologies, Inc. (b)                               325,800     7,187
Arch Coal, Inc.                                                134,100     7,304

Cambrex Corp.                                                399,800      7,616
Peabody Energy Corp.                                         135,800      7,067
RPM International, Inc.                                      404,000      7,377
Sappi Ltd. ADR                                               799,000      8,645
Valspar Corp. (The)                                          155,200      7,495
                                                                       --------
                                                                         72,488
                                                                       --------

UTILITIES (1.3%)
Companhia de Saneamento Basico
ADR                                                          617,800      9,298
                                                                       --------
TOTAL COMMON STOCKS (COST $530,961)                                     701,467
                                                                       --------
SHORT-TERM INVESTMENT  (5.7%)
CSFB Enhanced Liquidity Portfolio (c)                     41,236,809     41,237
                                                                       --------
TOTAL SHORT-TERM INVESTMENT (COST $41,237)                               41,237
                                                                       --------

REPURCHASE AGREEMENT (2.8%)
Lehman Brothers, 3.335%, dated
06/30/05, to be repurchased on 07/01/05,
repurchase price $20,090,934
(collateralized by U.S. Government
Agencies; 5.500%, 04/01/34; total market
value $20,089,073)                                       $    20,089     20,089
                                                                       --------
TOTAL REPURCHASE AGREEMENT (COST $20,089)                                20,089
                                                                       --------
TOTAL INVESTMENTS (COST $592,287) (A) - 105.1%                          762,793
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%                          (37,173)
                                                                       --------
NET ASSETS - 100.0%                                                    $725,620
                                                                       ========

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $592,415 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $187,702
Unrealized Depreciation..................    (17,324)
                                            --------
Unrealized Appreciation (Depreciation)...   $170,378
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $39,736.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
STRATEGIC QUANTITATIVE EQUITY FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (100.1%)
CONSUMER DISCRETIONARY (20.8%)
Abercrombie & Fitch Co.,  Cl A                                 11,411    $   784
Apollo Group, Inc. *                                           10,780        843
Bed Bath & Beyond, Inc. *                                      20,045        837
Best Buy Co., Inc.                                             12,184        835
Black & Decker Corp. (The)                                      9,514        855
Building Materials Holding Corp.                               11,276        781
Career Education Corp. *                                       21,905        802
Centex Corp.                                                   11,933        843
Chico's FAS, Inc. *                                            22,652        777
Coach, Inc. *                                                  25,126        843
D. R. Horton, Inc.                                             20,982        789
Darden Restaurants, Inc.                                       25,597        844
eBay, Inc. *                                                   25,566        844
Harte-Hanks, Inc.                                              17,705        526
Hibbet Sporting Goods, Inc. *                                  12,998        492
Hovnanian Enterprises, Inc. *                                  12,040        785
KB Home                                                        11,084        845
Lennar Corp., Cl A                                             12,461        791
M.D.C. Holdings, Inc.                                           9,587        789
McGraw-Hill Cos., Inc. (The)                                   19,209        850
Meritage Homes Corp. *                                          9,890        786
Nordstrom, Inc.                                                12,389        842
Performance Food Group Co. *                                   10,708        323
Pulte Homes, Inc.                                              10,047        846
Ryland Group, Inc. (The)                                       10,324        783
Sherwin-Williams Co. (The)                                     18,305        863
Standard Pacific Corp.                                          8,966        789
Starbucks Corp. *                                              16,283        841
Toll Brothers, Inc. *                                           7,736        786
                                                                         -------
                                                                          22,614
                                                                         -------

CONSUMER STAPLES (5.6%)
Anheuser-Busch Cos., Inc.                                      18,076        827
Archer Daniels Midland Co.                                     38,663        826
Church & Dwight Co., Inc.                                      15,126        548
Dean Foods Co. *                                               15,605        550
Nash Finch Co.                                                 14,905        548
PepsiAmericas, Inc.                                            21,397        549
Ralcorp Holdings, Inc. *                                       13,356        550
SUPERVALU, Inc.                                                25,190        821
Treehouse Foods, Inc. *                                         3,154         90
Wal-Mart Stores, Inc.                                          17,076        823
                                                                         -------
                                                                           6,132
                                                                         -------

ENERGY (10.3%)
Anadarko Petroleum Corp.                                       12,997      1,067
ConocoPhillips                                                 18,452      1,061
Frontier Oil Corp.                                             18,297        537
Kerr-McGee Corp.                                               13,981      1,067

Lone Star Technologies, Inc. *                                   11,647      530
Maverick Tube Corp. *                                            17,952      535
Newfield Exploration Co. *                                       13,378      534
Noble Energy, Inc.                                                7,016      531
Occidental Petroleum Corp.                                       13,760    1,059
Petroleum Development Corp. *                                    17,700      564
Remington Oil & Gas Corp. *                                      15,231      544
St. Mary Land & Exploration Co.                                  18,616      539
Stone Energy Corp. *                                             11,007      538
Swift Energy Co. *                                               14,858      532
Unit Corp. *                                                     12,248      539
Valero Energy Corp.                                              13,480    1,066
                                                                          ------
                                                                          11,243
                                                                          ------

FINANCIALS (19.5%)
Allstate Corp. (The)                                             11,511      688
American Financial Group, Inc.                                   30,629    1,026
Bank of America Corp.                                            15,015      685
Chubb Corp. (The)                                                 7,977      683
CIT Group, Inc.                                                  16,012      688
Countrywide Financial Corp.                                      17,717      684
Downey Financial Corp.                                           13,971    1,023
Fannie Mae                                                       11,765      687
First American Financial Corp.                                   25,380    1,019
Hartford Financial Services Group, Inc.
(The)                                                             9,077      679
IndyMac Bancorp, Inc.                                            25,293    1,029
Jefferson-Pilot Corp.                                            13,506      681
LandAmerica Financial Group, Inc.                                17,409    1,033
Lehman Brothers Holdings, Inc.                                    6,914      686
Loews Corp.                                                       8,862      687
MetLife, Inc. *                                                  15,127      680
MGIC Investment Corp.                                            10,605      692
Ohio Casualty Corp.                                              41,959    1,015
Philadelphia Consolidated Holding                                12,022    1,019
Corp. *
Providian Financial Corp. *                                      38,943      687
Prudential Financial, Inc.                                       10,475      688
Safeco Corp.                                                     12,559      682
Selective Insurance Group, Inc.                                  20,640    1,023
SWS Group, Inc.                                                  55,800      959
UICI                                                             34,303    1,021
Unitrin, Inc.                                                    16,267      799
                                                                          ------
                                                                          21,243
                                                                          ------

HEALTH CARE (10.3%)
Allergan, Inc.                                                    7,322      624
Amgen, Inc. *                                                    10,287      622
C.R. Bard, Inc.                                                   9,471      630
Cooper Cos., Inc. (The)                                           9,231      562
Coventry Health Care, Inc. *                                      7,879      557
HCA, Inc.                                                        10,915      619
Invitrogen Corp. *                                                6,706      559
Johnson & Johnson                                                 9,544      620
Mentor Corp.                                                     13,423      557
Respironics, Inc. *                                              15,629      564
St. Jude Medical, Inc. *                                         14,177      618
Stryker Corp.                                                    13,102      623
SurModics, Inc. *                                                12,989      563
TECHNE Corp. *                                                   12,304      565
UnitedHealth Group, Inc.                                         11,752      613
Universal Health Services, Inc.                                   9,006      560
Varian Medical Systems, Inc. *                                   15,113      564

Viasys Healthcare, Inc. *                                        24,881      562
Zimmer Holdings, Inc. *                                           8,074      615
                                                                          ------
                                                                          11,197
                                                                          ------

INDUSTRIALS (18.3%)
A.O. Smith Corp.                                                 23,780      635
Administaff, Inc.                                                26,720      635
Barnes Group, Inc.                                                  948       31
Burlington Northern Santa Fe Corp.                               20,010      942
CNF, Inc.                                                        14,145      635
CSX Corp.                                                        22,073      942
Cummins, Inc.                                                    12,662      945
Deere & Co.                                                      14,384      942
Educational Management Corp. *                                   23,768      802
Esterline Technologies Corp. *                                   15,786      633
Harsco Corp.                                                     11,574      631
J. B. Hunt Transport Services, Inc.                              32,668      630
John H. Harland Co.                                              13,000      494
Kirby Corp. *                                                    14,101      636
Labor Ready, Inc. *                                              27,061      631
Lockheed Martin Corp.                                            14,692      953
Mobile Mini, Inc. *                                              22,284      768
Northrop Grumman Corp.                                           17,059      943
Old Dominion Freight Line, Inc. *                                11,072      297
R.R. Donnelley & Sons Co.                                        27,626      952
Raytheon Co.                                                     24,196      947
Republic Services, Inc. *                                        17,645      635
Ryder System, Inc.                                               25,836      946
Southwest Airlines Co.                                           68,225      950
Standard Register Co.                                            19,541      309
Teledyne Technologies, Inc. *                                    19,509      636
Teleflex, Inc.                                                    8,000      475
Textron, Inc.                                                    12,426      943
                                                                          ------
                                                                          19,918
                                                                          ------

INFORMATION TECHNOLOGY (12.1%)
ADC Telecommunications, Inc. *                                   18,517      403
Altera Corp. *                                                   20,180      400
Apple Computer, Inc. *                                           11,149      411
Applied Micro Circuits Corp. *                                  154,100      394
Cohu, Inc.                                                       16,951      340
CommScope, Inc. *                                                19,377      337
Comverse Technology, Inc. *                                      17,022      403
Corning, Inc. *                                                  24,001      399
F5 Networks, Inc. *                                               7,286      344
Filenet Corp. *                                                  13,403      337
Fiserv, Inc. *                                                    9,411      404
Intel Corp.                                                      15,486      404
Itron, Inc. *                                                     7,669      343
KLA-Tencor Corp.                                                  9,208      402
Kopin Corp. *                                                    67,572      345
Linear Technology Corp.                                          11,085      407
McAfee, Inc. *                                                   12,933      339
Micrel, Inc. *                                                   29,432      339
MICROS Systems, Inc. *                                            7,518      336
Microsemi Corp. *                                                18,003      338
NCR Corp. *                                                      11,515      404
NETGEAR, Inc. *                                                  18,429      343
NVIDIA Corp. *                                                   15,050      402
Oracle Corp. *                                                   30,421      402
Paychex, Inc.                                                    12,453      405
Photronics, Inc. *                                               15,085      352
Plexus Corp. *                                                   12,000      171

Powerwave Technologies, Inc. *                                 33,753        345
Progress Software Corp. *                                      11,363        343
Standard Microsystems Corp. *                                  14,767        345
Symmetricom, Inc. *                                            32,628        338
Synaptics, Inc. *                                              16,001        342
TALX Corp. *                                                   11,830        342
Tellabs, Inc. *                                                46,335        403
Trimble Navigation Ltd. *                                       8,760        341
Yahoo!, Inc. *                                                 11,795        409
                                                                        --------
                                                                          13,112
                                                                        --------

MATERIALS (3.2%)
Albemarle Corp.                                                17,332        632
Eastman Chemical Co.                                           17,241        951
FMC Corp. *                                                    11,183        628
H.B. Fuller Co.                                                18,563        632
Lubrizol Corp. (The)                                           14,908        626
                                                                        --------
                                                                           3,469
                                                                        --------
TOTAL COMMON STOCKS (COST $100,585)                                      108,928
                                                                        --------

REPURCHASE AGREEMENT (0.7%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased
on 07/01/05, repurchase price $724,638
(collateralized by U.S. Government
Agencies; 5.500%, 06/01/35;
total market value $743,024)                                 $724,572        725
                                                                        --------
TOTAL REPURCHASE AGREEMENT (COST $725)                                       725
                                                                        --------
TOTAL INVESTMENTS (COST $101,310) (A) - 100.8%                           109,653
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%                              (877)
                                                                        --------
NET ASSETS - 100.0%                                                     $108,776
                                                                        ========

----------
*    Non-income producing security.

(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes is $101,775 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $8,732
Unrealized Depreciation..................     (854)
                                            ------
Unrealized Appreciation (Depreciation)...   $7,878
                                            ======

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
TAX SENSITIVE GROWTH STOCK FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (98.4%)
CONSUMER DISCRETIONARY (15.5%)
Bed Bath & Beyond, Inc. *                                      26,000    $ 1,086
Chico's FAS, Inc. *                                            37,000      1,268
eBay, Inc. *                                                    8,000        264
Fortune Brands, Inc.                                           29,000      2,575
Home Depot, Inc. (The)                                         68,000      2,646
J. C. Penney Co., Inc.                                         40,000      2,103
Kohl's Corp. *                                                 39,000      2,180
Liz Claiborne, Inc. (b)                                        22,000        875
Lowe's Cos., Inc.                                              18,000      1,048
Marriott International, Inc., Cl A                             24,000      1,637
NIKE, Inc., Cl B (b)                                           12,000      1,039
Staples, Inc.                                                 112,500      2,399
Target Corp.                                                   64,500      3,510
Walt Disney Co. (The)                                          47,500      1,196
                                                                         -------
                                                                          23,826
                                                                         -------

CONSUMER STAPLES (7.4%)
CVS Corp.                                                      48,000      1,395
PepsiCo, Inc.                                                  71,000      3,828
Procter & Gamble Co. (The) (b)                                 57,000      3,007
SYSCO Corp.                                                    35,000      1,267
Wal-Mart Stores, Inc.                                          40,884      1,971
                                                                         -------
                                                                          11,468
                                                                         -------

ENERGY (8.7%)
Anadarko Petroleum Corp.                                       13,000      1,068
Apache Corp.                                                   66,250      4,280
BP PLC ADR (b)                                                 40,000      2,495
Exxon Mobil Corp.                                              97,000      5,574
                                                                         -------
                                                                          13,417
                                                                         -------

FINANCIALS (12.4%)
American Express Co.                                           21,180      1,127
Chubb Corp. (The)                                              31,500      2,697
Goldman Sachs Group, Inc. (The)                                 6,000        612
Legg Mason, Inc. (b)                                           10,000      1,041
Marshall & Ilsley Corp.                                        88,000      3,912
SLM Corp. (b)                                                  72,000      3,658
U.S. Bancorp                                                   81,000      2,365
Wells Fargo & Co.                                              59,000      3,633
                                                                         -------
                                                                          19,045
                                                                         -------

HEALTH CARE (20.7%)
Abbott Laboratories                                            45,000      2,205
Amgen, Inc. *                                                  36,000      2,177
Baxter International, Inc.                                     61,000      2,263
Becton, Dickinson & Co.                                        40,000      2,099
Biomet, Inc.                                                   16,000        554
C.R. Bard, Inc.                                                37,000      2,461
Johnson & Johnson (b)                                          85,732      5,574

Medtronic, Inc.                                                 46,063     2,386
St. Jude Medical, Inc. *                                        81,000     3,532
Stryker Corp.                                                   34,000     1,617
UnitedHealth Group, Inc.                                        86,200     4,494
Wyeth                                                           55,000     2,448
                                                                         -------
                                                                          31,810
                                                                         -------

INDUSTRIALS (13.5%)
Danaher Corp.                                                   66,000     3,454
Emerson Electric Co.                                            30,000     1,879
General Dynamics Corp.                                          23,000     2,519
General Electric Co.                                           184,844     6,405
ITT Industries, Inc. (b)                                        44,000     4,296
Raytheon Co.                                                    59,000     2,308
                                                                         -------
                                                                          20,861
                                                                         -------

INFORMATION TECHNOLOGY (17.1%)
CheckFree Corp. * (b)                                           26,000       886
Cisco Systems, Inc. *                                           60,179     1,150
Dell, Inc. *                                                    72,000     2,845
Hewlett-Packard Co.                                             46,000     1,081
Intel Corp.                                                     88,086     2,296
Microsoft Corp.                                                223,056     5,540
NCR Corp. *                                                     38,000     1,335
Nokia Corp. ADR                                                105,000     1,747
Oracle Corp. *                                                 185,808     2,453
QUALCOMM, Inc.                                                  11,000       363
Scientific-Atlanta, Inc.                                        64,000     2,129
Texas Instruments, Inc.                                         85,000     2,386
VeriSign, Inc. *                                                75,000     2,157
                                                                         -------
                                                                          26,368
                                                                         -------

MATERIALS (3.1%)
Air Products & Chemicals, Inc.                                  10,000       603
Praxair, Inc.                                                   68,000     3,169
Rohm & Haas Co.                                                 21,000       973
                                                                         -------
                                                                           4,745
                                                                         -------
TOTAL COMMON STOCKS (COST $119,640)                                      151,540
                                                                         -------

WARRANTS (0.0%)
INFORMATION TECHNOLOGY (0.0%)
Lucent Technologies, Inc. *                                     22,693        17
                                                                         -------
TOTAL WARRANTS (COST $0)                                                      17
                                                                         -------

SHORT-TERM INVESTMENT (10.6%)
CSFB Enhanced Liquidity Portfolio (c)                       16,377,301    16,377
                                                                         -------
TOTAL SHORT-TERM INVESTMENT (COST $16,377)                                16,377
                                                                         -------

REPURCHASE AGREEMENT (1.6%)
BNP Paribas, 3.305%, dated 06/30/05,
to be repurchased on 07/01/05, repurchase
price $2,537,346 (collateralized by U.S.
Government Agencies; 4.875%, 11/15/13;
total market value $2,587,865)                             $     2,537     2,537
                                                                         -------
TOTAL REPURCHASE AGREEMENT (COST $2,537)                                   2,537
                                                                         -------
TOTAL INVESTMENTS (COST $138,554) (A) - 110.6%                           170,471

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%                         (16,315)
                                                                       --------
NET ASSETS - 100.0%                                                    $154,156
                                                                       ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $139,582 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $32,573
Unrealized Depreciation..................    (1,684)
                                            -------
Unrealized Appreciation (Depreciation)...   $30,889
                                            =======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $15,857.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
VALUE INCOME STOCK FUND
Schedule of Portfolio Investments
June 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (95.1%)
CONSUMER DISCRETIONARY (7.6%)
Dow Jones & Co., Inc. (b)                                     424,900    $15,063
Gannett Co., Inc.                                             240,750     17,125
Leggett & Platt, Inc.                                         258,356      6,867
Mattel, Inc.                                                  569,150     10,415
Newell Rubbermaid, Inc.                                       291,918      6,959
Viacom, Inc., Cl B                                            403,250     12,912
                                                                         -------
                                                                          69,341
                                                                         -------

CONSUMER STAPLES (9.9%)
Archer Daniels Midland Co.                                    515,750     11,027
Colgate-Palmolive Co. (b)                                     321,800     16,061
General Mills, Inc.                                           195,700      9,157
H.J. Heinz Co.                                                288,200     10,208
Kimberly-Clark Corp.                                          238,250     14,912
Kraft Foods, Inc., Cl A                                       375,750     11,953
PepsiCo, Inc.                                                 313,700     16,917
                                                                         -------
                                                                          90,235
                                                                         -------

ENERGY (8.9%)
BP PLC ADR                                                    307,500     19,182
ChevronTexaco Corp.                                           349,800     19,561
Exxon Mobil Corp.                                             331,150     19,031
Marathon Oil Corp.                                            207,500     11,074
Tidewater, Inc. (b)                                           341,594     13,022
                                                                         -------
                                                                          81,870
                                                                         -------

FINANCIALS (23.3%)
A.G. Edwards, Inc. (b)                                        159,600      7,206
Astoria Financial Corp.                                       289,575      8,244
Bank of America Corp.                                         303,350     13,836
Bank of New York Co., Inc. (The)                              492,000     14,161
Bear, Stearns & Co., Inc.                                     129,150     13,424
Citigroup, Inc.                                               286,479     13,244
Colonial BancGroup, Inc. (The)                                347,050      7,656
Comerica, Inc.                                                236,427     13,665
Compass Bancshares, Inc.                                      220,900      9,941
FirstMerit Corp. (b)                                          318,847      8,325
Huntington Bancshares, Inc. (b)                               287,804      6,948
JPMorgan Chase & Co.                                          270,716      9,562
Merrill Lynch & Co., Inc. (b)                                 177,300      9,753
Morgan Stanley                                                183,600      9,633
Nationwide Financial Services, Inc., Cl A                     130,568      4,954
Northern Trust Corp.                                          241,400     11,005
PNC Financial Services Group, Inc.
(The) (b)                                                     127,150      6,925
Provident Financial Services, Inc.                            415,450      7,299
South Financial Group, Inc. (The) (b)                         360,362     10,241
U.S. Bancorp                                                  469,650     13,714
Washington Mutual, Inc.                                       342,300     13,928
                                                                         -------

                                                                         213,664
                                                                         -------

HEALTH CARE (6.8%)
Abbott Laboratories                                            420,100    20,590
Becton, Dickinson & Co.                                        143,600     7,535
Johnson & Johnson                                              105,250     6,841
PerkinElmer, Inc.                                              380,237     7,186
Wyeth                                                          451,150    20,076
                                                                         -------
                                                                          62,228
                                                                         -------

INDUSTRIALS (15.5%)
3M Co.                                                         125,000     9,038
Cintas Corp. (b)                                               249,450     9,629
Dover Corp. (b)                                                382,650    13,921
Emerson Electric Co.                                           251,000    15,720
General Electric Co.                                           512,800    17,769
Honeywell International, Inc.                                  521,550    19,103
MSC Industrial Direct Co., Inc., Cl A                          181,200     6,116
Pall Corp. (b)                                                 350,181    10,631
Parker Hannifin Corp.                                           75,600     4,688
Pitney Bowes, Inc.                                             156,098     6,798
R.R. Donnelley & Sons Co.                                      344,676    11,895
Rockwell Automation, Inc.                                      193,800     9,440
Ryder System, Inc.                                             188,500     6,899
                                                                         -------
                                                                         141,647
                                                                         -------

INFORMATION TECHNOLOGY (4.2%)
Automatic Data Processing, Inc.                                251,150    10,541
Harris Corp.                                                   219,955     6,865
Intersil Corp., Cl A (b)                                       367,126     6,891
Nokia Corp. ADR                                                410,050     6,823
Tektronix, Inc.                                                306,100     7,123
                                                                         -------
                                                                          38,243
                                                                         -------

MATERIALS (8.1%)
Alcoa, Inc.                                                    504,300    13,177
Bemis Co., Inc. (b)                                            251,800     6,683
Cytec Industries, Inc.                                         173,700     6,913
Domtar, Inc.                                                   742,858     5,490
E.I. du Pont de Nemours & Co.                                  349,000    15,010
International Paper Co.                                        407,350    12,306
Sappi Ltd. ADR                                                 675,835     7,313
Valspar Corp. (The)                                            144,500     6,978
                                                                         -------
                                                                          73,870
                                                                         -------

TELECOMMUNICATION SERVICES (7.2%)
BellSouth Corp. (b)                                            740,800    19,683
SBC Communications, Inc.                                       777,800    18,473
Sprint Corp. (b)                                               355,500     8,919
Verizon Communications, Inc.                                   535,460    18,500
                                                                         -------
                                                                          65,575
                                                                         -------

UTILITIES (3.6%)
Cinergy Corp. (b)                                              169,290     7,588
National Fuel Gas Co.                                           81,488     2,356
NiSource, Inc. (b)                                             210,150     5,197
Pepco Holdings, Inc.                                           213,088     5,101
Southern Co. (b)                                               214,400     7,433
Xcel Energy, Inc.                                              266,880     5,209
                                                                         -------
                                                                          32,884
                                                                         -------
TOTAL COMMON STOCKS (COST $810,779)                                      869,557
                                                                         -------

SHORT-TERM INVESTMENT (8.7%)
CSFB Enhanced Liquidity Portfolio (c)                       79,704,975    79,705
                                                                         -------

TOTAL SHORT-TERM INVESTMENT (COST $79,705)                                79,705
                                                                        --------

REPURCHASE AGREEMENT (2.5%)
Merrill Lynch & Co., Inc., 3.255%,
dated 06/30/05, to be repurchased on
07/01/05, repurchase price $23,202,230
(collateralized by U.S. Government
Agencies, 5.500%-6.000%, due
05/01/35-06/01/35; total market value $23,669,126)            $23,200     23,200
                                                                        --------
TOTAL REPURCHASE AGREEMENT (COST $23,200)                                 23,200
                                                                        --------
TOTAL INVESTMENTS (COST $913,684) (A) - 106.3%                           972,462
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%                           (57,270)
                                                                        --------
NET ASSETS - 100.0%                                                     $915,192
                                                                        ========

----------
(a) Cost for federal income tax purposes is $914,488 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 80,642
Unrealized Depreciation..................    (22,668)
                                            --------
Unrealized Appreciation (Depreciation)...   $ 57,974
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $77,307.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

1. ORGANIZATION

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering the following funds as of June 30, 2005: the Aggressive Growth Stock Fund, the Balanced Fund, the Capital Appreciation Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional Core Bond Fund, the Classic Institutional High Quality Bond Fund, the Classic Institutional Intermediate Bond Fund, the Classic Institutional Limited Duration Fund, the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional Total Return Bond Fund, the Classic Institutional U.S. Government Securities Money Market Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Classic Institutional U.S. Treasury Securities Money Market Fund,the Emerging Growth Stock Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Growth and Income Fund, the High Income Fund, the International Equity Fund, the International Equity Index Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Mid-Cap Equity Fund, the Mid-Cap Value Equity Fund, the Prime Quality Money Market Fund, the Seix Institutional High Yield Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Strategic Income Fund, the Strategic Quantitative Equity Fund, the Tax-Exempt Money Market Fund, the Tax Sensitive Growth Stock Fund, the U.S. Government Securities Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Value Income Stock Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, and the Virginia Tax-Free Money Market Fund (each a "Fund" and collectively the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

SECURITY VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time),or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time), as provided by an independent pricing service approved by the Funds'

Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

Investment securities held in money market funds are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may preauthorize the Funds' administrator to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser or sub-adviser does not pre-authorize the Fund's administrator to utilize a Fair Value Pricing Service, the adviser or sub-adviser will request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

REPURCHASE AGREEMENTS

In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

TBA PURCHASE COMMITMENTS

The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

MORTGAGE DOLLAR ROLLS

The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

3. CONCENTRATIONS/RISKS

The International Equity and International Equity Index Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The High Income and Strategic Income Funds' investment in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of a Fund's investment.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, and U.S. Government Securities Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a fund's average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The money market funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Virginia Tax-Free Money Market Fund concentrates its investments in securities of issuers located in a specific region, subjecting the Fund to the economic and government policies of that region.

Some Funds hold certain securities whereby the issuer operates under a congressional charter; these securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

4. SECURITIES LENDING

The Balanced Fund, Capital Appreciation Fund, Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional U.S. Government Securities Super Short Income Plus Fund, Growth and Income Fund, High Income Fund, International Equity Fund, International Equity Index Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Short-Term Bond Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Strategic Income Fund, Tax Sensitive Growth Stock Fund, U.S. Government Securities Fund and Value Income Stock Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser, or their affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least 102% of the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At June 30, 2005, the Portfolio was invested in money market mutual funds, commercial paper, repurchase agreements, U.S. Agency Obligations and corporate bonds (with interest rates ranging from 1.40% to 2.87% and maturity dates ranging from 07/01/05 to 10/31/07).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds


By (Signature and Title)* /s/ David Hughes
                          ----------------------------------------------
                          David Hughes, Treasurer, STI Classic Funds

Date August 25, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ R. Jeffrey Young
                          ----------------------------------------------
                          R. Jeffrey Young, President, STI Classic Funds

Date August 25, 2005


By (Signature and Title)* /s/ David Hughes
                          ----------------------------------------------
                          David Hughes, Treasurer, STI Classic Funds

Date August 25, 2005

* Print the name and title of each signing officer under his or her signature.